  UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-108894

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 2 4	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21099

Amendment No. 41	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT-12
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2012

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2012   pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Waddell & Reed Advisors Select Preferred AnnuitySM

Nationwide Life Insurance Company
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-12
The date of this prospectus is May 1, 2012 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2012), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 72.

T o obtain free copies of the Statement of Additional Information or to make any other service or transaction requests, please contact the Service Center by one of the methods described in the "Contacting the Service Center" provision.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Variable annuity contracts involve investment risk and may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	Ivy Funds Variable Insurance Portfolios, Inc.

•	Nationwide Variable Insurance Trust

For a complete list of the available Sub-Accounts, please refer to the "Appendix A: Underlying Mutual Funds . "  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.   Purchase payments not invested in the underlying mutual funds of the Variable Account may be allocated to the Fixed Account and/or Guaranteed Term Options .

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Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant- The person(s) whose length of life determines how long annuity payments are paid.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.

Annuity Unit- An accounting unit of measure used to calculate the value of variable annuity payments.

Contract Owner(s)- the person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value- The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, and any amount held under Guaranteed Term Options.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Current Income Benefit Base- For purposes of the 5% Lifetime Income Option, the 7% Lifetime Income Option, and 10% Lifetime Income Option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities.  This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benfit amount for any given year.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

Fixed Account- An investment option that is funded by Nationwide's General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option- Investment options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Lifetime Withdrawal Percentage- An age-based percentage used to determine the annual amount available for surrender under a Lifetime Income Option.  The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the benefit amount for any given year.

Multiple Maturity Separate Account- A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.  All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Original Income Benefit Base- For purposes of the 5% Lifetime Income Option, the 7% Lifetime Income Option, and the 10% Lifetime Income Option, the initial benefit base calculated on the date the contract is issued, which is equal to the Contract Value.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Service Center- The department of Nationwide responsible for receiving all service and transaction requests relating to the contract.  For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility.  For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Target Term Option- Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in

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connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  None of the Tax Sheltered Annuities sold under this prospectus are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 pm EST, but may close earlier on certain days and as conditions warrant.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-12, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	8
Example	8
Synopsis of the Contracts	10
Surrenders
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Credits on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Condensed Financial Information	14
Financial Statements	14
Nationwide Life Insurance Company	14
General Distributor	14
Investing in the Contract	14
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
Contacting the Service Center	17
The Contract in General	18
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	20
Mortality and Expense Risk Charge
Administrative Charge
Contract Maintenance Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees (i.e. Redemption Fees)
Optional Contract Benefits, Charges and Deductions	22
Death Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector II Option
Extra Value Options
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
Lifetime Income Options - Generally
10% Lifetime Income Option
7% Lifetime Income Option
5% Lifetime Income Option
Spousal Continuation Benefit
Income Benefit Investment Options
Removal of Variable Account Charges	50
Ownership and Interests in the Contract	50
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract

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Table of Contents (continued)	Page
Operation of the Contract	51
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Application and Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Restrictions
Short-Term Trading Fees (i.e. Redemption Fees)
Right to Examine and Cancel	56
Surrender (Redemption) Prior to Annuitization	56
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	57
Surrenders Under Certain Plan Types	57
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	58
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	59
Contract Owner Services	60
Asset Rebalancing
Dollar Cost Averaging
Dollar Cost Averaging for Living Benefits
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Death Benefits	61
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Annuity Commencement Date	66
Annuitizing the Contract	66
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	68
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	68
Legal Proceedings	69
Table of Contents of The Statement of Additional Information	72
Appendix A: Underlying Mutual Funds	73
Appendix B: Condensed Financial Information	76
Appendix C: Contract Types and Tax Information	87

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Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses

Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	8%1

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8
CDSC Percentage	8%	8%	7%	7%	6%	5%	4%	2%	0%
Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$252
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%3

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$504
Annual Loan Interest Charge	2.25%5
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.05%
Administrative Charge	0.20%
Death Benefit Options (eligible applicants may purchase one as a replacement for the standard death benefit)
Five-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.05% 1.30%
One-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.15% 1.40%
One-Month Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.30% 1.55%
Combination Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.40%6 1.65%
Spousal Protection Annuity Option Total Variable Account Charges (including this option only)	0.10% 1.35%
Beneficiary Protector II Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
0.35% 1.60%
(continued on next page)

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Recurring Contract Expenses (continued)
Extra Value Options (eligible applicants may purchase one option)
3% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 8 Contract Years will be assessed a fee of 0.50% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.
0.50%7 1.75%
4% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 8 Contract Years will be assessed a fee of 0.60% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.
0.60%8 1.85%
Capital Preservation Plus Lifetime Income Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.
1.00%9 2.25%
Capital Preservation Plus Option (no longer available for purchase)
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.
0.50% 1.75%
Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base10
Lifetime Income Options (an applicant may purchase one option):
Maximum 5% Lifetime Income Option (no longer available)	1.00%11
7% Lifetime Income Option (only available in New York)	1.00%
10% Lifetime Income Option	1.20%
Spousal Continuation Benefit (an applicant may purchase one option only if the corresponding Lifetime Income Option is elected):
5% Spousal Continuation Benefit (no longer available)	0.15%
Maximum 7% Spousal Continuation Benefit (only available in New York)	0.30%12
Maximum 10% Spousal Continuation Benefit (not available in New York)	0.30%13

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.05%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit Option	0.40%
Spousal Protection Annuity Option	0.10%
Beneficiary Protector II Option	0.35%
4% Extra Value Option	0.60%
10% Lifetime Income Option	1.20%
10% Spousal Continuation Benefit	0.30%
Maximum Possible Total Variable Account Charges	4.20%

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Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses as of December 31, 2011 charged by the underlying mutual funds that you may pay periodically during the life of the contract.  More detail concerning each underlying mutual fund's fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of the underlying mutual fund's average net assets)	0.47%	1.43%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	Contingent Deferred Sales Charges;
•	A $50 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (4.20%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period			If you annuitize your contract at the end of the applicable time period					If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 1.43%)	$1,444	$2,603	$3,627	$6,036	*	$1,903	$3,127	$6,036	$644	$1,903	$3,127	$6,036
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.47%)	$1,343	$2,322	$3,191	$5,235	*	$1,622	$2,691	$5,325	$543	$1,622	$2,691	$5,325

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

1 The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide will assess a loan processing fee at the time each new loan is processed.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary.  This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.  If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.

5 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

6 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

7 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

8 Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

9 For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

10 For information about how the Current Income Benefit Base is calculated see "Determination of the Income Benefit Base Prior to the First Surrender" later in this prospectus.

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11 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.

12 For contracts that elect ed the 7% Spousal Continuation Benefit on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the 7% Spousal Continuation Benefit.  For contracts that elect ed the 7% Spousal Continuation Benefit before December 5, 2011, or the date of state approval (whichever is later), the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

13For contracts issued on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the 10% Spousal Continuation Benefit.  For contracts issued before December 5, 2011, or the date of state approval (whichever is later), the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

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Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:

•	Charitable Remainder Trusts;

•	Individual Retirement Annuities ("IRAs");

•	Investment-Only Contracts (Qualified Plans);

•	Non-Qualified Contracts;

•	Roth IRAs;

•	Simplified Employee Pension IRAs ("SEP IRAs");

•	Simple IRAs; and

•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in "Appendix C: Contract Types and Tax Information."  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see "Surrender (Redemption) Prior to Annuitization").  After the Annuitization Date, surrenders are not permitted (see "Surrender (Redemption) After Annuitization").

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment) at any time.  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner.  These actions include implementing new procedures and restrictions as well as not accepting future purchase payments.  Nationwide will provide the Contract Owner written notice of any actions taken to reduce risk or eliminate risk.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment**	Minimum Subsequent Payments***
Charitable Remainder Trust	$10,000	$1,000
IRA	$1,000	$1,000
Investment-Only	$1,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$1,000	$1,000
SEP IRA	$1,000	$1,000
Simple IRA	$1,000	$1,000
Tax Sheltered Annuity*	$1,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

**A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year.

***For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

If the Contract Owner elects the 3% Extra Value Option or the 4% Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options.  Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Some states have different minimum initial and subsequent purchase payments, and subsequent purchase payments may not be permitted in all states.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in

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excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Optional riders.  If the Contract Owner elects the 10% Lifetime Income Option, the 7% Lifetime Income Option, or the 5% Lifetime Income Option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.05% of the Daily Net Assets of the Variable Account.  This fee compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit that provides a guaranteed death benefit to the beneficiary(ies) even if the market declines.  It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed.  The Mortality and Expense Risk Charge also compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.  If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Administrative Charge

Nationwide deducts an Administrative Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  This fee reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses.  Nationwide may realize a profit from this charge.

Contract Maintenance Charge

A $50 Contract Maintenance Charge is assessed on each contract anniversary and upon full surrender of the contract.  If, on any contract anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 8% of purchase payments surrendered.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect one of four death benefit options at the time of application, as follows:

Death Benefit Options	Charge*
Five-Year Enhanced Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
One-Month Enhanced Death Benefit Option	0.30%
Combination Enhanced Death Benefit Option**	0.40%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

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**The Combination Enhanced Death Benefit is only available for contracts with Annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefit(s), please see the "Death Benefit Calculations" provision.

Spousal Protection Annuity Option

A Spousal Protection Annuity Option is available under the contract at the time of application.  If the Contract Owner elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract.  The Beneficiary Protector II Option may only be elected at the time of application and the Annuitant under the contract must be age 75 or younger at the time of application.  If the Contract Owner elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  In addition to the charge assessed against the Variable Account, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.

Extra Value Options

An applicant may elect one of two Extra Value Options at the time of application, as follows:

Extra Value Options	Charge*
3% Extra Value Option	0.50%
4% Extra Value Option	0.60%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

In addition to the charge assessed against the Variable Account, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee that corresponds to the Variable Account charge associated with the Extra Value Option elected.  For both Extra Value Options, Nationwide will discontinue deducting the Extra Value Option charges 8 years from the date the contract was issued.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an extra value option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Capital Preservation Plus Option

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

If the Contract Owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is only available at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option.

The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: the Capital Preservation Plus Option, a Lifetime Income Option or an Extra Value Option.

If the Contract Owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the Variable Account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

10% Lifetime Income Option

The 10% Lifetime Income Option is available under the contract at the time of application.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.  For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.  The 10% Lifetime Income Option may not be elected if another Lifetime Income Option is elected.

If the Contract Owner elects the 10% Lifetime Income Option, Nationwide will deduct an additional charge equal to 1.20% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts

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proportionally based on contract allocations at the time the charge is deducted.

7% Lifetime Income Option

For contracts issued on or after January 24, 2011, the 7% Lifetime Income Option is available for election only for contracts issued in the State of New York and must be elected at the time of application.  For contracts issued before January 24, 2011, the 7% Lifetime Income Option was available in all states (subject to state approval) and must have been elected at the time of application.

For contracts issued on or after January 24, 2011, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time the option is elected.  For contracts issued before January 24, 2011, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must have been between age 45 and 85 at the time the option was elected.  The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: Capital Preservation Plus Option, Capital Preservation Plus Lifetime Income Option, or another Lifetime Income Option.

If the Contract Owner elects the 7% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  For contracts that elect the 7% Lifetime Income Option on or after December 5, 2011, or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base.  For contracts that elected the 7% Lifetime Income Option before December 5, 2011, or the date of state approval (whichever is later), the current charge is 0.95% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

5% Lifetime Income Option

For contracts issued before May 1, 2007, the 5% Lifetime Income Option is available for election at any time.  For all other contracts, the 5% Lifetime Income Options is not available for election.

Effective January 24, 2011, the 5% Lifetime Income Option is no longer available.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must have been between age 45 and 85 at the time the option was elected.  The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: Capital Preservation Plus Option, Capital Preservation Plus Lifetime Income Option, or another Lifetime Income Option.

If the Contract Owner or applicant elects the 5% Lifetime Income Option, Nationwide will deduct an annual charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  Currently, the charge for the 5% Lifetime Income Option is 0.85% of the Current Income Benefit Base.  The charge is deducted on each anniversary of the election of the 5% Lifetime Income Option and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

10% Spousal Continuation Benefit

The 10% Spousal Continuation Benefit is only available for election if and when the 10% Lifetime Income Option is elected.  The 10% Spousal Continuation Benefit is not available for contracts issued in the State of New York.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.

If the Contract Owner elects the 10% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  For contracts issued on or after December 5, 2011, or the date of state approval (whichever is later), no additional charge is associated with election of the 10% Spousal Continuation Benefit.  However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Lifetime Income Option.  For contracts issued before December 5, 2011, or the date of state approval (whichever is later), the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages.  The charge is deducted at the same time and in the same manner as the 10% Lifetime Income Option charge.

7% Spousal Continuation Benefit

For contracts issued on or after January 24, 2011, the 7% Spousal Continuation Benefit is only available for contracts issued in the State of New York.  The 7% Spousal Continuation Benefit is only available for election if and when the 7% Lifetime Income Option is elected.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.

If the Contract Owner elects the 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed  0.30% of the Current Income Benefit Base.  For contracts that elect the 7% Lifetime Income Option on or after December 5, 2011, or the date of state approval (whichever is later), no additional charge is associated with election of the 7% Spousal Continuation Benefit.  However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Lifetime Income Option.  For contracts that elected the 7% Spousal Continuation Benefit before December 5, 2011, or the date of state approval (whichever is later), the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages.  The charge is deducted at the same time and in the same manner as the 7% Lifetime Income Option charge.

5% Spousal Continuation Benefit

Effective January 24, 2011, the 5% Spousal Continuation Benefit is no longer available.  The 5% Spousal Continuation Benefit was only available for election if and when the 5% Lifetime Income Option was elected.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must have been between age 45 and 85 at the

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time of application.  If the Contract Owner elected the 5% Spousal Continuation Benefit, Nationwide will deduct an additional charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the 5% Lifetime Income Option charge.

Charges for Optional Benefits

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the Extra Value Options are assessed for the first 8 Contract Years.  Therefore, if a Contract Owner that elected an Extra Value Option annuitizes before the end of the 8th Contract Year, the charge for that option will continue to be assessed after annuitization until the end of the 8th Contract Year.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How distributions from an annuity a contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased.   Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Options, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Options, and applicable federal and state income tax withholding.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to "Appendix B: Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained, free of charge, by contacting the Service Center .

Financial Statements

Financial statements for the Variable Account and consolidated financial statements of Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center .

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, we do not intend to file periodic reports as required under the 1934 Act.

General Distributor

The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-12 is a variable account that invests in the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  Nationwide established the Variable Account on July 10, 2001 pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

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The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting the Service Center .

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract Owners should read these prospectuses carefully before investing.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.  Some optional benefits available under the contract limit the list of the underlying mutual funds available in connection with that option.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-12 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Nationwide Variable Account-12.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a GTO are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for GTO obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A GTO prospectus should be read along with this prospectus.

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Guaranteed Term Options provide a guaranteed rate of interest over 4 different maturity durations: 3, 5, 7 or 10 years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the GTO(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates.  No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs.  Please refer to the prospectus for the GTOs for further information.  Contract Owners can obtain a GTO prospectus, by contacting the Service Center .

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For Contract Owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
3% Extra Value Option	0.50%*
4% Extra Value Option	0.60%*
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%**

*The GTO charge associated with the Extra Value Options will not be assessed after the end of the 8th Contract Year.

**For contracts issued on or September 15, 2008 or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the GTOs.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.  Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same.  Target Term Options are managed and administered identically to GTOs.  The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money

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Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner's Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the Fixed Account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.  Additionally, Nationwide guarantees that interest credited to Fixed Account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.  If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The Fixed Account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits.  However, for Contract Owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below:

Optional Benefit	Fixed Account Charge
Beneficiary Protector II Option	0.35%
3% Extra Value Option	0.50%*
4% Extra Value Option	0.60%*

*The Fixed Account charge associated with the Extra Value Options will not be assessed after the end of the 8th Contract Year.

The Fixed Account charges are assessed by decreasing the interest rate of return credited to assets allocated to the Fixed Account.

Although there is a fee assessed to the assets in the Fixed Account when any of the above optional benefits are elected, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-866-221-1100

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472

•	by Internet at www.waddell.com .

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Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

The Contract in General

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued.  Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges.  This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, please contact the Service Center.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

The contract described in this prospectus is incontestable 2 years after the date of issue or during the lifetime of the Annuitant, whichever is shorter.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.  These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Deferred variable annuities are not intended to be sold to a terminally ill Contract Owner or Annuitant.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective

Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption

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requests to each underlying mutual fund daily.   The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2011 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.60% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

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Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.05% of the Daily Net Assets of the Variable Account.  This fee compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit that provides a guaranteed death benefit to the beneficiary(ies) even if the market declines.  It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed.  The Mortality and Expense Risk Charge also compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.  If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Administrative Charge

Nationwide deducts an Administrative Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  This fee reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses.  Nationwide may realize a profit from this charge.

Contract Maintenance Charge

Nationwide deducts a Contract Maintenance Charge of $50 on each contract anniversary that occurs before annuitization and upon full surrender of the contract.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any contract anniversary (or on the date of a full surrender), the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionately from each Sub-Account, the Fixed Account and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is surrendered, Nationwide may deduct a CDSC.  The CDSC will not exceed 8% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	8%
1	8%
2	7%
3	7%
4	6%
5	5%
6	4%
7	2%
8	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option (if elected) are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option (see "Spousal Protection Annuity Option").

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the Contract Owner may withdraw without a CDSC the greatest of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or

(3)	for those contracts with a Lifetime Income Option, withdrawals up to the annual benefit amount.

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This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit. However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract (see "Spousal Protection Annuity Option"); or

(3)	from any values which have been held under a contract for at least 8 years.

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

a)	the Contract Value at the close of the day prior to the date of the withdrawal; and

b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders.  If the Contract Owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire Contract Value; or

•	any single surrender of 90% or more of the Contract Value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

the third contract anniversary has passed , and (1) the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(2)
the Contract Owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness , and Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Disability Waiver

The contract includes a Disability Waiver at no additional charge.

Under this provision, no CDSC will be charged if the Contract Owner becomes disabled at any time after contract issuance, but prior to reaching age 65.  For purposes of this waiver, disability is defined as the inability to engage in any substantial gainful activity because of a mental or physical impairment that is expected to be long-term or terminal.  Nationwide may require proof of disability prior to waiving CDSC under this waiver.  Once this waiver is invoked, no additional purchase payments may be applied to the contract.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests

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allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

Currently, none of the underlying mutual funds offered under the contract assess a short-term trading fee.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments;

•	surrenders of Accumulation Unit to pay a death benefit; or

•	surrenders of Accumulation Units to pay the contract maintenance charge.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the Extra Value Options are assessed for the first 8 Contract Years.  Therefore, if a Contract Owner who elected an Extra Value Option annuitizes before the end of the 8th Contract Year, the charge for that option will continue to be assessed after annuitization until the end of the 8th Contract Year.

Death Benefit Options

For an additional charge the Contract Owner may elect one of the following death benefit options in lieu of the standard death benefit.  The charges associated with these options will be assessed until annuitization and are assessed on Variable Account allocations only.

Five-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account, an applicant can elect the Five-Year Enhanced Death Benefit Option.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)	the highest Contract Value on any 5-year contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered,

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plus purchase payments received after that 5-year contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision.

One-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Year Enhanced Death Benefit Option.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations".

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Month Enhanced Death Benefit Option.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations".

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, an applicant can elect the Combination Enhanced Death Benefit Option.  The Combination Enhanced Death Benefit is only available for contracts with Annuitants age 80 or younger at the time of application.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments , less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value (5% annual compound interest applied to adjusted purchase payments).

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations".

Spousal Protection Annuity Option

For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account, a Contract Owner can elect the Spousal Protection Annuity Option.  The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts.  Nationwide may realize a profit from the charge assessed for this option.

The Spousal Protection Annuity Option allows a surviving spouse to continue the contract while receiving the economic

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benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;

(2)	The spouses must be co-Annuitants;

(3)	(a)
Both spouses must be age 85 or younger at the time the contract is issued for the standard death benefit, the Five-Year Enhanced Death Benefit Option, the One-Year Enhanced Death Benefit Option and the One-Month Enhanced Death Benefit Option;

(b)	Both spouses must be age 80 or younger at the time the contract is issued for the Combination Enhanced Death Benefit Option;

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as the Contract Owner, Annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner); and

(7)
If the Contract Owner requests to add a co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.

If the co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  Additionally, if the death benefit value is higher than the Contract Value at the time of the first co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value.  The surviving co-Annuitant may then name a new beneficiary but may not name another co-Annuitant.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Annuity Option to cover a subsequent spouse.

The charge associated with this option is assessed on Variable Account allocations only.

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account, the Contract Owner may purchase the Beneficiary Protector II Option.  In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Once elected, the Beneficiary Protector II Option may not be revoked.  The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the co-Annuitant's age at the time of the first Annuitant's death.

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner and subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:

Earnings Percentage x Adjusted Earnings.

If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death (if there are co-Annuitants, then the date of death of the first co-Annuitant to die) proportionally adjusted for any and all surrenders taken before the Annuitant's death .

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-Annuitant named to the contract.

If there is no co-Annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

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Calculation of the Second Benefit

If a co-Annuitant is named under the contract, a second benefit will be paid upon the death of the co-Annuitant if the co-Annuitant is age 75 or younger at the date of the first Annuitant's death.  If the co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit.

If the co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%.  If the co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:

a =	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the first co-Annuitant's death (regardless of the date of the first Annuitant's death), proportionally adjusted fo r any and all surrenders taken from the contract .

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

Extra Value Options

Applicants should be aware of the following prior to electing an Extra Value Option:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first 8 Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the extra value option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)
If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for surrender.

(5)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

An Extra Value Option may not be elected if either the Capital Preservation Plus Lifetime Income Option or a Lifetime Income Option is elected.

3% Extra Value Option

For an additional charge at an annualized rate of 0.50% of the Daily Net Assets of the Variable Account, a Contract Owner can elect the 3% Extra Value Option.  In addition, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.50%.  After the end of the 8th Contract Year, Nationwide will discontinue assessing the charges associated with the 3% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract.  This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this payment are considered earnings, not purchase payments.

4% Extra Value Option

For an additional charge at an annualized rate of 0.60% of the Daily Net Assets of the Variable Account, a Contract Owner can elect the 4% Extra Value Option.  In addition, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.60%.  After the end of the 8th Contract Year, Nationwide will discontinue assessing the charges associated with the 4% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract.  This credit, which is funded from Nationwide's General Account, will be

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allocated among the Sub-Accounts, the Fixed Account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this option are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:

(a)	the Contract Owner cancels the contract pursuant to the contractual free-look provisions;

(b)	the Contract Owner takes a full surrender before the end of the 7th Contract Year; or

(c)	the Contract Owner takes a partial surrender that is subject to a CDSC before the end of the 7th Contract Year.

The amount of the Extra Value Option credit recaptured under the circumstances listed above is determined based on a vesting schedule.  The longer a Contract Owner waits to surrender value from the contract, the smaller the amount of the credit that Nationwide will recapture.

If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

If the Contract Owner takes a full surrender of the contract before the end of the 7th Contract Year, Nationwide will recapture part or all of the amount credited to the contract under this option, according to the following vesting/recapture schedules:

Vesting and Recapture Schedule for
3% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	3% (or all of the credit)
2	1%	2% (or 2/3 of the credit)
3	1%	2% (or 2/3 of the credit)
4	2%	1% (or 1/3 of the credit)
5	2%	1% (or 1/3 of the credit)
6	2%	1% (or 1/3 of the credit)
7	2%	1% (or 1/3 of the credit)
8 and thereafter	3% (fully vested)	0%

Vesting and Recapture Schedule for
4% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	4% (or all of the credit)
2	1%	3% (or 3/4 of the credit)
3	1%	3% (or 3/4 of the credit)
4	2%	2% (or 1/2 of the credit)
5	2%	2% (or 1/2 of the credit)
6	2%	2% (or 1/2 of the credit)
7	2%	2% (or 1/2 of the credit)
8 and thereafter	4% (fully vested)	0%

For example, Ms. R, who elected the 4% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 4% credit of $4,000.  In Contract Year 4, Ms. R takes a full surrender.  For the recapture calculation, Nationwide will multiply the initial $100,000 by 2% (refer to the Vesting and Recapture Schedule for 4% Extra Value Option) to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the full surrender is $2,000.

If the Contract Owner takes a partial surrender before the end of the 7th Contract Year that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option, depending on when the surrender is taken, according to the recapture schedules indicated above.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000.  In Contract Year 2, Mr. X takes a $20,000 surrender.  Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC.  Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC.  That leaves $10,000 of the surrender subject to a CDSC.  For the recapture calculation, Nationwide will multiply that $10,000 by 2% (refer to the Vesting and Recapture Schedule for 3% Extra Value Option) to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the $20,000 partial surrender is $200.  The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the surrender date.

Contract Owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture.  If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for surrender.  In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.

Nationwide will not recapture credits under the extra value option under the following circumstances:

(1)	If the withdrawal is not subject to a CDSC;

(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code; or

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(3)	If the surrender occurs after the 7th Contract Year.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract Value at the end of the CPP program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract maintenance charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the Fixed Account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to Contract Owner instructions.

When the CPP Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the GTOs through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the program period.  When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the CPP Option.  To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among underlying funds or the Fixed Account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the GTO among underlying mutual funds and/or the Fixed Account.  This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

However, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.

If the Contract Owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

Nationwide may offer an enhanced version of the CPP Option.  The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly.  The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component.  It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

During the CPP program period, the following conditions apply:

•	If surrenders or Contract Maintenance Charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one CPP Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the GTOs may be added to the contract.

•	If, while the CPP Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the

27

option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a GTO in anticipation of annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Fixed Account and/or the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a GTO, the length of which corresponds to the length of the CPP program period elected by the Contract Owner.

Nationwide makes only certain mutual funds available when a Contract Owner elects the CPP Option.  Nationwide selected the available mutual funds on the basis of certain risk factors associated with the mutual fund's investment objective.  The mutual funds not made available in conjunction with the CPP Option were excluded on the basis of similar risk considerations.

For the list of investment options available under this benefit, please see "Income Benefit Investment Options" later in this prospectus. Election of the CPP Option will not be effective unless and until Nationwide receives Sub-Account allocation instructions based on the list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to Contract Owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the Contract Owner takes a partial surrender from the contract, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the GTO.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from the GTO and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the GTO are not permitted during the CPP program period.

Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

For those contracts that have elected an Enhanced CPP Option, transfers may be further limited during the program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the Contract Owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the Contract Owner may terminate the CPP Option.  Any termination instructions must be received at the Service Center within 60 days after the option's 5th anniversary.

If the Contract Owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the Contract Owner may terminate the CPP Option.  Any termination instructions must be received at the Service Center within 60 days after the option's 7th anniversary.

If the Contract Owner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under the CPP Option are considered, for purposes of other benefits under the contract, earnings, not purchase payments.  If the Contract Owner does not elect to begin a new CPP Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.

Election of the Capital Preservation Plus Lifetime Income Option

At the end of any CPP program period or after terminating a CPP Option, the Contract Owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option at the rates, conditions, allocation percentages, and prices in effect at that point in time.  Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

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Nationwide will communicate the ensuing CPP program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is an extension of the CPP Option.  It provides the principal protection of the CPP Option, along with an additional benefit: the ability of the Contract Owner to receive a consistent lifetime income stream regardless of the actual value of their contract.

The CPP Lifetime Income Option is a two-phase option.  The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option").  Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options.  At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.  Effective May 1, 2011, the only program period available in connection with the CPP Lifetime Income Option is the 10-year term.  Program periods of other durations that are in effect on May 1, 2011 will continue unchanged to the end of the existing program period.

Immediate Withdrawals

Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually.  Election of this benefit changes some of the terms of the CPP Lifetime Income Option.  Refer to the "Immediate Withdrawal Benefit" subsection later in this provision.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base.  Thereafter, the Contract Owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value.  This essentially provides the Contract Owner with an available lifetime stream of income.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream.  The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the Variable Account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

The Capital Preservation Plus Lifetime Income Option is only available at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option.

The CPP Lifetime Income Option may also be elected by Contract Owners who previously elected the CPP Option.  Thus, the Contract Owner would be switching from the CPP Option to the CPP Lifetime Income Option.  Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision.  The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge).  Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election.  For most contracts, the determining life is that of the Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant.  The CPP Lifetime Income Option is not available if any of the following optional benefits are elected: the Capital Preservation Plus Option, a Lifetime Income Option, or an Extra Value Option.  Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.

The Capital Preservation Plus Lifetime Income Option is not available on beneficially owned contracts.

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Enhanced Capital Preservation Plus Lifetime Income Option

Nationwide may offer an enhanced version of the CPP Lifetime Income Option.  The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly.  The distinction between the two options lies in the preservation phase of the option.  During the preservation phase of the Enhanced CPP Lifetime Income Option, Contract Owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component.  For the list of investment options available under this benefit please see "Income Benefit Investment Options" later in this prospectus.  It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase.  Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option.  It enables the Contract Owner to allocate part of his/her Contract Value to the Fixed Account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee.  The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

•
All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that Contract Owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

•
Market conditions determine the availability and allocation percentages of the various CPP program periods.  Surrenders or contract maintenance charges that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

•	If at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.

•	Amounts credited to fulfill the principal guarantee are considered, for purposes of other benefits under this contract, earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.

Options at the End of the Preservation Phase

Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner.  The communication will inform the Contract Owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue.  The Contract Owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option.  The Contract Owner's election is irrevocable.  Each of the options is discussed more thoroughly below.

Remaining in the preservation phase of the CPP Lifetime Income Option.

After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program.  If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period.  The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

Moving into the withdrawal phase of the CPP Lifetime Income Option.

After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below).  During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

Terminating the CPP Lifetime Income Option.

After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPP Lifetime Income Option.  Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.  The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.

If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options.  A list of the investment options available during the withdrawal phase will be included in the election notice.  The Contract Owner may reallocate only among the limited investment options for

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the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a surrender from the contract.  All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.  At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount."  The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

Age of determining life:	Lifetime withdrawal percentage:
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base.  The Contract Owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization regardless of the actual value of the contract.  Thus, it is possible for the Contract Owner to take annual surrenders equal to the lifetime withdrawal amount after the Contract Value is zero.  After the Contract Value falls to zero, the Contract Owner can continue to take annual surrenders of no more than the lifetime withdrawal amount.  Surrender requests may be submitted systematically or directly by the Contract Owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract.  Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract Owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than zero).  However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years.  The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount).  Once the Contract Value falls to zero, the Contract Owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the Contract Owner is age 59½ may be subject to additional tax penalties.

Required Minimum Distribution Privilege

If you surrender an amount greater than your lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, we will not reduce your lifetime withdrawal base.  Nationwide reserves the right to modify or eliminate this required minimum distribution privilege.  We will notify you if we discontinue or eliminate the required minimum distribution privilege.  If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your lifetime withdrawal amount will reduce your remaining lifetime withdrawal base.

This RMD privilege does not apply to beneficially owned contracts.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value.

Nationwide will provide the Contract Owner with advance notice of any reset opportunity and will provide the Contract Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity.  If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base.

If the Contract Owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

•	The Contract Owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

•	The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

•	The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

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Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the Contract Owner's right to annuitize the contract.

If the Contract Owner elects to annuitize during the preservation phase, and any portion of the Contract Value has been allocated to a GTO, the Contract Owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment.  All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable.  The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.

If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable.  The amount to be annuitized will be the Contract Value.  Since surrenders from the contract during the withdrawal phase of the option reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

•	a full surrender of the contract;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

The death of the determining life has complex consequences that are unique to the CPP Lifetime Income Option.  For specific information about rights of succession please consult with your registered representative or call the Service Center.

Immediate Withdrawal Benefit

During the preservation phase of the CPP Lifetime Income Option, the Contract Owner can invoke the immediate withdrawal benefit.  This benefit permits the Contract Owner to take immediate withdrawals of up to 6% annually of the guaranteed amount until the benefit is exhausted.  The benefit may only be invoked during the preservation phase, specifically during the current CPP program period, but once it is invoked, withdrawals will be permitted both during the current CPP program period and after its maturity date, until the guaranteed amount is exhausted.  After the benefit is invoked, the Contract Owner's current CPP program period will remain in effect until its regular maturity date.  The CPP program period's ending does not automatically terminate the option.  However, the Contract Owner will receive notice that the Contract Value must be reallocated in order to continue the option (see "Options at the end of the CPP Program Period").  As long as the Contract Owner reallocates the Contract Value upon the maturity of the current CPP program period, the Contract Owner will remain in the preservation phase of the option (subject to the limitations herein) and continue to receive immediate withdrawals for the duration of the option.  The investment options available upon the maturity of the CPP program period will be limited and may not include GTO options.

Invoking the immediate withdrawal benefit changes some of the conditions associated with the CPP Lifetime Income option, as indicated below:

•
Invoking the immediate withdrawal benefit changes the nature of the guarantee associated with the preservation phase.  Nationwide will not credit an amount to the contract so that the Contract Value equals the guaranteed amount at the end of the applicable CPP program period.  Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for determining the amount of the withdrawals permitted under the immediate withdrawal benefit.  This amount is referred to as the "immediate withdrawal base" and is guaranteed not to change as long as the option is not terminated or total annual withdrawals do not exceed the 6% limit (see "Determining the Immediate Withdrawal Base" and "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

•
For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  At the CPP program period's end, the Contract Owner will not be permitted to begin a new CPP program period.  Instead, the Contract Owner will be required to reallocate the Contract Value into certain limited investment options.  The Contract Owner will lose the value of remaining withdrawals if the Contract Value is not reallocated (see "Options at the End of the CPP Program Period").

•
The Contract Owner will remain in the preservation phase for the duration of the CPP Lifetime Income option once the immediate withdrawal benefit is invoked.  The Contract Owner will not be permitted to enter the lifetime withdrawal phase of the option.

•
The "Succession of Rights and Termination of the CPP Lifetime Income Option" provision no longer applies once the immediate withdrawal benefit is invoked (see instead, "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

•	Immediate withdrawals in excess of 6% annually will reduce the value of future immediate withdrawals (see "Impact of Withdrawals in Excess of 6%").

•	No additional purchase payments are permitted once the immediate withdrawal benefit is invoked.

•	The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in one Contract Year cannot be carried over to the following Contract Year.

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•
Nationwide may discontinue offering the immediate withdrawal benefit.  If the benefit is discontinued, Contract Owners who have elected the CPP Lifetime Income Option will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals are subject to the applicable CDSC provisions of the contract.  If taken prior to age 59½, the withdrawals could incur a penalty tax.  Minimum required distributions could cause annual withdrawals to exceed 6% (see "Impact of an Immediate Withdrawal (within the 6% limit)").

Invoking the Immediate Withdrawal Benefit.

A Contract Owner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide.  Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base.  Note:  A surrender request alone will not initiate the immediate withdrawal benefit, but will, instead, be treated as an ordinary surrender under the contract.

In addition, since the Contract Owner may only invoke the benefit during the preservation phase of the option, the CPP program period that is in effect at the time of the election will continue in effect until the program period ends.  In other words, invoking the immediate withdrawal benefit does not have any affect on the current CPP program period.

Options at the End of the CPP Program Period

For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  The CPP program period is chosen by the Contract Owner and generally corresponds to the duration of any GTO option chosen by the Contract Owner.  Upon the CPP program period end, the Contract Owner will have two options:

•	reallocate the Contract Value among the limited available investment options; or

•	let the CPP Lifetime Income Option terminate.

Nationwide will communicate the ensuing CPP program period end to the Contract Owner approximately 60 days before the end of the period and this notice will include a list of the limited investment options available.  The Contract Owner must reallocate the Contract Value, including amounts allocated to the GTO, among the limited investment options available in order to continue receiving immediate withdrawals under the benefit.  If Nationwide does not receive the Contract Owner's instructions prior to the end of the program period, Nationwide will assume that the Contract Owner intends to terminate the CPP Lifetime Income Option.  Note:  If the option is terminated, the Contract Owner will lose the value of the remaining immediate withdrawal base, i.e., lose any remaining payments (see "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

Determining the Immediate Withdrawal Base

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the benefit.  The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked).  The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% each year (i.e., the total amount of withdrawals in one year may not exceed 6% of the immediate withdrawal base).

For example, if the Contract Owner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000.  If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes the CPP guarantee amount (i.e., $100,000).  The Contract Value will not be credited with any CPP guarantee amount at the end of the program period.

Taking an Immediate Withdrawal.

After the affirmative election to invoke the benefit has been made and received in good order by Nationwide, in order to take an immediate withdrawal, the Contract Owner must submit a surrender request to Nationwide.  Nationwide will process the request based upon the election of the withdrawal benefit.  Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO when an immediate withdrawal is requested.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request.  Immediate withdrawals cannot be taken exclusively from the GTO. Amounts surrendered from the GTO could incur a market value adjustment.  Market value adjustments are applied to the Contract Value and not the amount of the withdrawal request.  Contract Owners can request that Accumulation Units not be surrendered from the GTO in order to avoid application of a market value adjustment.  Please refer to the GTO prospectus for examples of how market value adjustments are calculated.

Impact of Immediate Withdrawals (within the 6% limit).

The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the gross surrender request.  Annual gross surrenders include required minimum distributions pursuant to the Internal Revenue Code and any applicable CDSC.

Remaining Immediate Withdrawal Base

The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base."  This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw.

For example assume the following:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $6,000

In the above example, the Contract Owner has already taken immediate withdrawals that have reduced the remaining immediate withdrawal base to $56,000.  Contract Value also

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includes any market value adjustments.  The impact of the gross surrender request is:

Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

Impact of Withdrawals in Excess of 6%.

Withdrawals in excess of 6% will reduce the immediate withdrawal base (based on the formula described below), thereby reducing the amount of future immediate withdrawals available under the benefit.  This reduction could be significant.  Therefore, requesting surrenders in excess of 6% should be carefully considered.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the surrender in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess surrender to the Contract Value (already adjusted for any applicable market value adjustment and the amount of the surrender request up to 6%) multiplied by the immediate withdrawal base.  The remaining immediate withdrawal base will also be reduced by this same amount.

For example:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $11,000

The impact of the full surrender request will be calculated in two steps:

1)	The impact of the request up to 6% would be (6% of $100,000 = $6,000):

Permissible 6% Withdrawal = $6,000
Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

and

2)	Because the total request exceeded the allowable 6% by $5,000 ($11,000 - $6,000 = $5,000), the proportionate reduction (described above) is applied as follows:

5,000/25,000*100,000 = $20,000.

Therefore, the full impact of the request on the contract would be:

Immediate Withdrawal Base = $80,000
Contract Value = $20,000
Remaining Immediate Withdrawal Base = $30,000

The Contract Value is reduced by the dollar amount of the excess surrender request ($5,000).

Surrenders in excess of 6% will not be permitted if Contract Value is zero.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges").  Application of a CDSC could result in the gross surrender being greater than 6%.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 6% limit.  If applicable, Contract Owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 6% limit.  A reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if the gross surrender exceeds the 6% limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge").  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 6% limit permitted by this benefit (i.e., 6% of the immediate withdrawal base).  In such case, the reduction described in the "Impact of Withdrawals in Excess of 6%" provision will apply.

Minimum Required Distributions

Withdrawals taken pursuant to minimum required distribution rules under the Internal Revenue Code could also cause gross surrender requests to exceed 6% annually if the rules require a distribution greater than the 6% limit be distributed from the contract.  The reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if distributions result in gross surrenders in excess of 6% annually.

How long will the immediate withdrawals last?

A Contract Owner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value.  The number of years will depend on the amount and frequency of the withdrawals taken.  For example, it would take approximately 16 and 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero.  Once the remaining immediate withdrawal base reaches zero, the immediate withdrawal benefit is exhausted.

What happens if there is Contract Value but the Remaining Immediate Withdrawal Base is Zero?

If there is Contract Value left after the remaining immediate withdrawal base is exhausted, the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit.  Surrenders can still be taken subject to the CDSC provisions of the contract.  The charge associated with the CPP Lifetime Income option will continue to be assessed until the contract is terminated or annuitized.

What happens if the Contract Value is Zero, but there is Remaining Immediate Withdrawal Base Value?

If Contract Value reaches zero before the remaining immediate withdrawal base is zero, Nationwide will continue to pay the

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Contract Owner 6% of the immediate withdrawal base each Contract Year until the remaining immediate withdrawal base is zero.  Additionally, if the Contract Owner has invoked the benefit but has not requested regular or systematic withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the current immediate withdrawal base until the remaining immediate withdrawal base is zero.  Once the remaining immediate withdrawal base reaches zero, the contract will automatically terminate.

Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals

The CPP Lifetime Income Option can be terminated at the end of a CPP program period.  Note: Termination of the option will cause the Contract Owner to lose any remaining immediate withdrawal base value, i.e., lose any remaining payments.

The option will automatically terminate if, at the end of the CPP program period during which the immediate withdrawal benefit is invoked, the Contract Owner does not instruct Nationwide how to reallocate the Contract Value (see "Options at the End of the CPP Program Period").  Such automatic termination of the option will result in the Contract Owner losing any remaining immediate withdrawal base value.

If terminated, the contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and any Contract Value previously allocated to the GTO will be allocated to the money market Sub-Account.  Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option will be removed.

Some contract events will trigger an automatic termination of the CPP Lifetime Income option, including:

•	A full surrender of the Contract Value;

•	A full surrender of the death benefit proceeds; or

•	An election to annuitize the contract (see "Annuitization and the CPP Lifetime Income Option" in the "Capital Preservation Plus Lifetime Income Option" provision).

Automatic termination of the option will result in the Contract Owner losing any remaining immediate withdrawal base value.

Succession of Rights and the Immediate Withdrawal Benefit

Any remaining immediate withdrawal base value is guaranteed for as long as the CPP Lifetime Income Option is in force.  If by the terms of the contract, the death of the Contract Owner results in the contract being continued, i.e. does not result in payment of the death benefit proceeds, the CPP Lifetime Income Option will continue in force with the immediate withdrawal benefit invoked.  The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death, i.e., the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is zero.  If death of the Contract Owner occurs during the CPP program period, the new Contract Owner will be required to reallocate the Contract Value no sooner than the expiration of the corresponding GTO, in order to continue to receive the withdrawals and retain the benefit.

If the death of the Contract Owner results in the CPP Lifetime Income Option being terminated, the termination will result in the loss of any remaining immediate withdrawal base value.

Taxation of Surrenders under the CPP Lifetime Income Option

Although the tax treatment is not clear, when the Contract Owner takes a surrender from the contract before the Annuitization Date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible (see "Taxation of Lifetime Income Surrenders under the CPPLI Option" in "Appendix C: Contract Types and Tax Information").  Please consult a qualified tax advisor.

Lifetime Income Options – Generally

The 10%, 7%, and 5% Lifetime Income Options are designed exclusively as withdrawal benefits.  Nationwide determines a benefit base that it uses to calculate how much the Contract Owner can withdraw each year.  Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee growth of the contract value that the Current Income Benefit Base on the 10th   Nationwide L. i nc anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of either 10%, 7% or 5% annually of the benefit base for each of those 10 years.

Although the tax treatment for withdrawals under withdrawal benefits, such as the 10%, 7% or 5% Lifetime Income Option, is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal.  A subsequent withdrawal under such circumstances could result in a loss that may be deductible (see "Taxation of Lifetime Income Surrenders under the CPPLI Option or a Lifetime Income Option" in "Appendix C: Contract Types and Tax Information").  Please consult a qualified tax advisor.

10% Lifetime Income Option

The 10% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application.  For Contracts issued in the state of New York, the Contract Owner (or the

35

Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.  For most contracts, the determining life is that of the primary Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant.  If in addition to the Annuitant, a co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 10% Lifetime Income Option is available under the contract at the time of application.  The 10% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the No CDSC Option.  The 10% Lifetime Income Option is not available on beneficially owned contracts - those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base.  For contracts issued on or after January 24, 2011, the current charge for the 10% Lifetime Income Option is 1.20% of the Current Income Base.  For contracts issued before January 24, 2011, the current charge for the 10% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  The charge associated with the 10% Lifetime Income Option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein.  The charge will be assessed on each contract anniversary (the "10% Nationwide L. i nc Anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 10% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 10% Lifetime Income Option requires that the Contract Owner, from that point forward (until annuitization), allocate the entire Contract Value to a limited set of investment options currently available in the contract.  For the list of investment options available under this benefit, please see "Income Benefit Investment Options" later in this prospectus.  Allocation to a GTO and/or the Fixed Account is not permitted.

The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  Once this option is elected, contract loans are unavailable.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 10% Lifetime Income Option as long as the Contract Value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Withdrawal

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base. Provided no withdrawals are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 10% Nationwide L. i nc Anniversary plus purchase payments submitted and credits applied after that 10% Nationwide L. i nc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each 10% Nationwide L. i nc Anniversary up to and including the 10th   10% Nationwide L. i nc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 10% Nationwide L. i nc Anniversary, increased by a simple interest rate of 10% through the 10th 10% Nationwide L. i nc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 10% Nationwide L. i nc Anniversary.

When a purchase payment is made on a date other than a 10% Nationwide L. i nc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 10% Nationwide L. i nc Anniversary.

However, if at any time prior to the first surrender the Contract Value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 10% Nationwide L. i nc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 10% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first

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withdrawal under the contract constitutes the first lifetime income withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any withdrawal, lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the Contract Owner as indicated in the following tables.  State specific lifetime withdrawal percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the S ervice C enter.

For contracts issued on or after December 5, 2011, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first withdrawal) 1	Lifetime Withdrawal Percentage2
45 up to 59½	3.00%
59½ through 64	3.75%
65 through 80	4.75%
81 and older	5.75%

1 The Contract Owner's age at the time of first withdrawal is different for contracts issued in the State of New York.

2 For contracts issued on or after December 5, 2011, or the date of state approval (whichever is later), that elect the 10% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see "Spousal Continuation Benefit").

For contracts issued on or after December 5, 2011, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first withdrawal) 1	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.2%

1 The Contract Owner's age at the time of first withdrawal is different for contracts issued in the State of New York.

A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the lifetime withdrawal percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of lifetime withdrawal percentages at the higher age bands.  Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each 10% Nationwide L. i nc Anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 10% Nationwide L. i nc Anniversary without reducing the Current Income Benefit Base.  The ability to withdraw the current benefit amount will continue until the earlier of the Contract Owner's death or annuitization.

Although withdrawals up to the benefit amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to withdraw Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.  Withdrawals in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess withdrawal to the Contract Value (which has been reduced by the amount of the benefit amount withdrawn), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

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(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to the Service Center .

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 10% Nationwide L. i nc Anniversary, the Contract Value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until either the current price or the list of permitted investment options changes.

In the event the current price or the list of permitted investment options changes, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide.  On or about each 10% Nationwide L. i nc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination.  Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 10% Nationwide L. i nc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Lifetime Income Option will not change (as applicable to that particular contract).

Contract Owners may cancel the automatic reset feature of the 10% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.

Settlement Options

If, after beginning the lifetime income surrenders, a Contract Owner's Contract Value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).  Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The Contract Owner can continue to take annual withdrawals of no more than the annual benefit amount until the death of the Contract Owner;

(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the 10% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the Contract Owner makes an election, the election is irrevocable.  If the Contract Owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take surrenders of the annual benefit amount.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner's Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

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For contracts that have elected the Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger Contract Owner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the 10% Spousal Continuation Benefit is elected).  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.  If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.  Such information must be submitted by the Contract Owner to the Service Center on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner.

Annuitization

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

7% Lifetime Income Option

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  For contracts issued on or after January 24, 2011, the age of the person upon which the benefit depends (the "determining life") must between  50 and 85 years old at the time of application.  For contracts issued before January 24, 2011, the determining life must have been between 45 and 85 years old at the time of application.  For most contracts, the determining life is that of the primary Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant.  If in addition to the Annuitant, a co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

For contracts issued on or after January 24, 2011, the 7% Lifetime Income Option is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before January 24, 2011, the 7% Lifetime Income Option was available in all states (subject to state approval) and must have been elected at the time of application.  The 7% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.  The 7% Lifetime Income Option is not available on beneficially owned contracts - those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes.

In exchange for the 7% Lifetime Income Option, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  For contracts that elected the 7% Lifetime Income Option on or after December 5, 2011, or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base.  For contracts that elected the 7% Lifetime Income Option before December 5, 2011, or the date of state approval (whichever is later), the charge is 0.95% of the Current Income Benefit Base.  The charge associated with the 7% Lifetime Income Option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein.  The charge will be assessed on each Contract Anniversary (the "7% Nationwide L. i nc Anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 7% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 7% Lifetime Income Option requires that the Contract Owner, from that point forward (until annuitization), allocate the entire Contract Value to a limited set of investment options currently available in the contract.  For the list of investment options available under this benefit, please see "Income Benefit Investment Options". Allocation to a GTO and/or the Fixed Account is not permitted.

The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the

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"Transfers Prior to Annuitization" provision.  Once this option is elected, contract loans are unavailable.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 7% Lifetime Income Option as long as the Contract Value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Withdrawal

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base. Provided no withdrawals are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 7% Nationwide L. i nc Anniversary plus purchase payments submitted and credits applied after that 7% Nationwide L. i nc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each  7% Nationwide L. i nc Anniversary up to and including the 10th 7% Nationwide L. i nc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 7% Nationwide L. i nc Anniversary, increased by a simple interest rate of 7% through the 10th 7% Nationwide L. i nc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 7% Nationwide L. i nc Anniversary.

When a purchase payment is made on a date other than a 7% Nationwide L. i nc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 7% Nationwide L. i nc Anniversary.

However, if at any time prior to the first surrender the Contract Value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 7% Nationwide L. i nc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 7% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first withdrawal under the contract constitutes the first lifetime income withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any withdrawal, lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the Contract Owner as indicated in the following tables.  State specific lifetime withdrawal percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the S ervice C enter.

For contracts that elect ed the 7% Lifetime Income Option on or after December 5, 2011, or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first withdrawal)	Lifetime Withdrawal Percentage1
50 up to 59½	3.00%
59½ through 64	3.75%
65 through 80	4.75%
81 and older	5.75%

1For contracts that elect ed the 7% Lifetime Income Option on or after December 5, 2011, or the date of state approval (whichever is later), and that elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see "Spousal Continuation Benefit").

For contracts that added the 7% Lifetime Income Option on or after January 24, 2011, or the date of state approval (whichever is later) but before December 5, 2011, or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
50 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

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For contracts that added the 7% Lifetime Income Option on or after May 1, 2010, or the date of state approval (whichever is later) but before January 24, 2011:

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

For contracts that added the 7% Lifetime Income Option on or after May 1, 2009, or the date of state approval (whichever is later) but before May 1, 2010, or the date of state approval of the table above (whichever is later):

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

For contracts that added the 7% Lifetime Income Option before May 1, 2009, or the date of state approval of the table above (whichever is later):

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the lifetime withdrawal percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of lifetime withdrawal percentages at the higher age bands.  Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each 7% Nationwide L. i nc Anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 7% Nationwide L. i nc Anniversary without reducing the Current Income Benefit Base.  The ability to withdraw the current benefit amount will continue until the earlier of the Contract Owner's death or annuitization.

Although withdrawals up to the benefit amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit .

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to withdraw Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.  Withdrawals in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess withdrawal to the Contract Value (which has been reduced by the amount of the benefit amount withdrawn), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to the Service Center (forms are available via the Service Center) .

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

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Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 7% Nationwide L. i nc Anniversary, the Contract Value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until either the current price or the list of permitted investment options changes.

In the event the current price or the list of permitted investment options changes, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide.  On or about each 7% Nationwide L. i nc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination.  Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 7% Nationwide L. i nc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Lifetime Income Option will not change (as applicable to that particular contract).

Contract Owners may cancel the automatic reset feature of the 7% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.

Settlement Options

If, after beginning the lifetime income surrenders, a Contract Owner's Contract Value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).  Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The Contract Owner can continue to take annual withdrawals of no more than the annual benefit amount until the death of the Contract Owner;

(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the 7% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the Contract Owner makes an election, the election is irrevocable.  If the Contract Owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take surrenders of the annual benefit amount.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner's Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger Contract Owner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the 7% Spousal Continuation Benefit is elected).  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract

42

Owner and returned to the Service Center within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.  If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.  Such information must be submitted by the Contract Owner to the Service Center on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner.

Annuitization

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

5% Lifetime Income Option

The 5% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The person's life upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time the 5% Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant.  The determining life may not be changed.

For contracts issued before May 1, 2007, the 5% Lifetime Income Option is available for election at any time.  For all other contracts, the 5% Lifetime Income Option is not available for election .  This could not have been elected if a loan was outstanding on the contract or if any of the following optional benefits were elected: C Schedule Option, Capital Preservation Plus Option, Capital Preservation Plus Lifetime Income Option or either of the extra value options.  Once this option is elected, the Contract Owner may not participate in any of the dollar cost averaging programs otherwise available under the contract.  The 5% Lifetime Income Option is not available on beneficially owned contracts - those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  Currently, the charge associated with this option is 0.85% of the Current Income Benefit Base.  (Once the 5% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 5% Lifetime Income Option was added to the contract (the "5% Nationwide L. i nc Anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 5% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 5% Lifetime Income Option requires that the Contract Owner, from that point forward (until annuitization), allocate the entire Contract Value to a limited set of investment options currently available in the contract.  For the list of investment options available under this benefit, see "Income Benefit Investment Options".  Allocation to a GTO and/or the Fixed Account is not permitted.

The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  Once this option is elected, contract loans are unavailable.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 5% Lifetime Income Option as long as the Contract Value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in a calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Withdrawal

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base. Provided no surrenders are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 5% Nationwide L. i nc Anniversary plus purchase payments submitted after that 5% Nationwide L. i nc Anniversary; or

(2)	the sum of the following calculations:

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(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base plus 5% of the Original Income Benefit Base for each 5% Nationwide L. i nc Anniversary up to and including the 10th 5% Nationwide L. i nc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 5% Nationwide L. i nc Anniversary, increased by a simple interest rate of 5% through the 10th 5% Nationwide L. i nc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 5% Nationwide L. i nc Anniversary.

When a purchase payment is made on a date other than a 5% Nationwide L. i nc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 5% Nationwide L. i nc Anniversary.

However, if at any time prior to the first surrender, the Contract Value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 5% Nationwide L. i nc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 5% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a surrender from the contract.  Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first surrender, the income benefit base is locked in and will not change unless the Contract Owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the income benefit base.

Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables:

For contracts that elect the 5% Lifetime Income Option on or after May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

For contracts that elect the 5% Lifetime Income Option before May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.

Note:  The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the lifetime withdrawal percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from the contract i.e., they take minimum required distributions from other sources, may not be able to take advantage of lifetime withdrawal percentages at the high age bands. Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each 5% Nationwide L. i nc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the income benefit base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L. i nc Anniversary without reducing the income benefit base.  The ability to withdraw the current benefit amount will continue until the earlier of the Contract Owner's death or annuitization.

Although withdrawals up to the benefit amount do not reduce the lifetime benefit base, they do reduce the Contract Value and the death benefit.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges").  Application of a CDSC could result in the gross withdrawal being greater than the Lifetime Withdrawal Percentage limit.  For example, the amount of the withdrawal request plus the applicable CDSC could exceed the Lifetime Withdrawal Percentage limit.  If applicable, Contract Owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the

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withdrawal net of the CDSC amount.  In either case, the gross amount of the withdrawal is the amount used to determine whether the withdrawal exceeds the Lifetime Withdrawal Percentage limit.  A reduction to the income benefit base will be applied as described in the "Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit" provision if the gross surrender exceeds the 5% Lifetime Income percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge").  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual withdrawals greater than the Lifetime Withdrawal Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to withdraw Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.  Withdrawals in excess of the benefit amount will reduce the income benefit base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals, the income benefit base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess withdrawal to the Contract Value (which has been reduced by the amount of the benefit amount withdrawn), multiplied by the income benefit base.

In situations where the Contract Value exceeds the Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the income benefit base.  In situations where the Contract Value is less than the Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the income benefit base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to the Service Center .

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.

Reset Opportunities

On each 5% Nationwide L. i nc Anniversary after the first surrender from the contract, if the Contract Value exceeds the income benefit base, the Contract Owner will have the opportunity to instruct Nationwide to reset the income benefit base to equal the current Contract Value.  Nationwide will provide the Contract Owner with the Contract Value and income benefit base information, and will provide instructions on how to communicate an election to reset the benefit base.  If the Contract Owner elects to reset the income benefit base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a Contract Owner's election to reset the income benefit base within 60 days after the 5% Nationwide L. i nc Anniversary at the Service Center , Nationwide will assume that the Contract Owner does not wish to reset the income benefit base.

Annuitization

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the 5% Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

Taxation of Surrenders under the 5% Lifetime Income Option

While the tax treatment for surrenders for benefits such as the 5% Lifetime Income Option are not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the Contract Owner's investment at the time of the surrender.  Please consult a qualified tax advisor.

Spousal Continuation Benefit

At the time the 10% or 7% Lifetime Income Option is elected, the Contract Owner may elect the corresponding 10% or 7% Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).

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The charge associated with the 10% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  For contracts issued on or after December 5, 2011, or the date of state approval (whichever is later), that elect the 10% Spousal Continuation Benefit, there is no additional charge associated with the option.  However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Lifetime Income Option as follows:

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
45 up to 59½	3.00%
59½ through 64	3.25%
65 through 80	4.25%
81 and older	5.25%

For contracts issued before December 5, 2011, or the date of the state approval (whichever is later), that elected the 10% Spousal Continuation Benefit, the current charge is 0.20% of the Current Income Benefit and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Lifetime Income Option.  The 10% Spousal Continuation Benefit is not available for contracts issued in the State of New York.

The charge associated with the 7% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  For contracts that elect the 7% Spousal Continuation Benefit on or after December 5, 2011, or the date of state approval (whichever is later), there is no additional charge associated with the option.  However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Lifetime Income Option as follows:

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
50 up to 59½	3.00%
59½ through 64	3.25%
65 through 80	4.25%
81 and older	5.25%

For contracts that elected the 7% Spousal Continuation Benefit before December 5, 2011, or the date of state approval (whichever is later), the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Lifetime Income Option.  The 7% Spousal Continuation Benefit is only available for contracts issued in the State of New York.

The charge associated with the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.  The 5% Spousal Continuation Benefit is not longer available.

The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)
For contracts issued before January 24, 2011 that elected the 7% Spousal Continuation Benefit, and for all contracts that elect the 5% or 10% Spousal Continuation Benefit, both spouses must be between 45 and 85 years old at the time of application.  For contracts that elect the 7% Spousal Continuation Benefit on or after January 24, 2011, both spouses must be between 50 and 85 years old at the time of application.

(2)
For contracts issued before January 24, 2011 that elected the 7% Spousal Continuation Benefit, and for all contracts that elect the 5% or 10% Spousal Continuation Benefit, both spouses must be age 45 to begin withdrawals.  For contracts that elect the 7% Spousal Continuation Benefit on or after January 24, 2011, both spouses must be age 50 before either spouse is eligible to begin withdrawals.  However, the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met.  Please refer to "Federal Tax Considerations" within this prospectus for additional information.

(3)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(4)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.

(5)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner.

(6)	Both spouses must be named as beneficiaries. For contracts with non-natural owners, both spouses must be named as co-Annuitants.

(7)	No person other than the spouse may be named as Contract Owner, Annuitant or beneficiary.

(8)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).

Note: The Spousal Continuation Benefit is distinct from the Spousal Protection Feature associated with the death benefits.  The Spousal Continuation Benefit allows a surviving spouse to continue receiving the lifetime income payments associated with the 10%, 7% or 5% Lifetime Income Option.  In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.

Marriage Termination

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract,

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the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Spousal Continuation Benefit from the contract.

Risks Associated with Electing the Spousal Continuation Benefit

There are situations where a Contract Owner who elects the Spousal Continuation Benefit will not receive the benefits associated with the option.  This will occur if:

(1)	your spouse (Co-Annuitant) dies before you;

(2)	the contract is annuitized; or

(3)	withdrawals are taken after the withdrawal start date and the marriage terminates due to divorce, dissolution, or annulment.

Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefits associated with the Spousal Continuation Benefit, but he/she must continue to pay any applicable charge until annuitization.

Income Benefit Investment Options

Static Asset Allocation Models

A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund.  Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model.  In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts.  There is no additional charge associated with investing in a Static Asset Allocation Model.

Each of the Static Asset Allocation Models is just that: static.  The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions.  However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Asset Allocation Model may be elected at any given time.  Additionally, the entire Contract Value must be allocated to the elected model.

With respect to transferring into and out of a Static Asset Allocation Model, the models are treated like an underlying mutual fund and are subject to the "Transfers Prior to Annuitization" provision.  You may request to transfer from one model to another, or transfer from a model to a permitted underlying mutual fund.  Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.

For additional information about the underlying mutual funds that comprise each Static Asset Allocation Model, see "Appendix A: Underlying Mutual Funds."

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7%, and 10% Nationwide L. i nc
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Bond	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Energy
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources
Ivy Funds Variable Insurance Portfolios, Inc. - Growth	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Ivy Funds Variable Insurance Portfolos, Inc. - International Core Equity
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive	X	X	X	X2
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative	X	X	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate	X	X	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive	X	X	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative	X	X	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value
Ivy Funds Variable Insurance Portfolios, Inc. - Value	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X

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Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7%, and 10% Nationwide L. i nc
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X	X 4
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
Static Asset Allocation Models
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)	X	X	X	X3
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)	X	X	X	X3

1 This table provides a comprehensive list of all variable investment options that are available in connection with the respective optional benefit, as indicated with an "X."  Some of the indicated variable investment options may not be available to a particular Contract Owner due to the date the contract was issued (see "Appendix A: Underlying Mutual Funds").

2 This investment option is not available for contracts issued on or after March 2, 2009 that have elected a Lifetime Income Option.   Contract Owners with assets allocated to this investment option as of March 2, 2009 may remain so allocated and may apply additional purchase payments to this investment option.  Transfers into this investment option from another investment option are not permitted.  If the Contract Owner, at any time, transfers all the contract's assets out of this investment option, the investment option is no longer available to that Contract Owner.  Any Asset Rebalancing program in effect on March 2, 2009, that includes this investment option will continue to rebalance; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is rebalanced into this investment option.  Any Dollar Cost Averaging for Living Benefits program in effect on March 2, 2009 will continue uninterrupted; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is transferred into this investment option.

3 This investment option is not available for contracts issued on or after May 1, 2009 that have elected a Lifetime Income Option.   Contract Owners with assets allocated to this investment option as of May 1, 2009 may remain so allocated and may apply additional purchase payments to this investment option.  Transfers into this investment option from another investment option are not permitted.  If the Contract Owner, at any time, transfers all the contract's assets out of this investment option, the investment option is no longer available to that Contract Owner.  Any Asset Rebalancing program in effect on May 1, 2009, that includes this investment option will continue to rebalance; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is rebalanced into this investment option.  Any Dollar Cost Averaging for Living Benefits program in effect on May 1, 2009 will continue uninterrupted; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is transferred into this investment option.

4 This investment option is not available for contracts issued on or after May 1, 2011 that have elected a Lifetime Income Option.   Contract Owners with assets allocated to this investment option as of May 1, 2011 may remain so allocated and may apply additional purchase payments to this investment option.  Transfers into this investment option from another investment option are not permitted.  If the Contract Owner, at any time, transfers all the contract's assets out of this investment option, the investment option is no longer available to that Contract Owner.  Any Asset Rebalancing program in effect on May 1, 2011, that includes this investment option will continue to rebalance; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is rebalanced into this investment option.  Any Dollar Cost Averaging for Living Benefits program in effect on May 1, 2011 will continue uninterrupted; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is transferred into this investment option.

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Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.75% for the first 8 Contract Years.  At the end of that period, the contract will be re-rated, and the 0.50% charge associated with the 3% Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.25%.  Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.75% will have a lower unit value than Sub-Account X with charges of 1.25% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.  If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in Contract Ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified Contract Owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.

Contingent Owner

The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The Contract Owner may name a contingent owner at any time before the Annuitization Date.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.

Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.

The Contract Owner may not name a new Annuitant without Nationwide's consent.

Contingent Annuitant

If the Annuitant dies before the Annuitization Date, the contingent Annuitant becomes the Annuitant.  The contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent Annuitant of greater age.

If a contingent Annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent Annuitant.

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Co-Annuitant

A co-Annuitant, if named, must be the Annuitant's spouse.  The co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option (if elected).

If either co-Annuitant dies before the Annuitization Date, the surviving co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option (if elected).

Joint Annuitant

The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint Annuitant of greater age.

The Contract Owner may name a joint Annuitant at any time before the Annuitization Date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the Annuitant dies.  The Contract Owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:

•	Contract Owner (Non-Qualified Contracts only);

•	joint owner (must be the Contract Owner's spouse);

•	contingent owner;

•	Annuitant (subject to Nationwide's underwriting and approval);

•	contingent Annuitant (subject to Nationwide's underwriting and approval);

•	co-Annuitant (must be the Annuitant's spouse);

•	joint Annuitant (subject to Nationwide's underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The Contract Owner must submit the request to the Service Center in writing and Nationwide must receive the request at the Service Center before the Annuitization Date.  No change will be effective unless and until it is received and recorded at the Service Center .  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner.  Nationwide may require a signature guarantee.

If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent Annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract").

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$10,000	$1,000
IRA	$1,000	$1,000
Investment-Only	$1,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$1,000	$1,000
SEP IRA	$1,000	$1,000
Simple IRA	$1,000	$1,000
Tax Sheltered Annuity***	$1,000	$1,000

*A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

***Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum and subsequent purchase payment amounts and subsequent purchase payments may not be permitted in all states.  If the Contract Owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or co-Annuitant. If upon notification of death of the Contract

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Owner(s), the Annuitant or co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract.  Immediate family members include spouses, children, or other family members living within the Contract Owner's household.  In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 – $499,999	0.0% (no PPC is payable)
$500,000 – $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.  Her contract is the only one eligible to receive PPCs.  For this deposit she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) – $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) – $2,750.  At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) – $4,500.  At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period and are not subject to recapture.

Pricing

Generally, Nationwide prices Accumulation Unit values of the Sub-Accounts on each day that the New York Stock Exchange is open.  (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)

Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is

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closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Application and Allocation of Purchase Payments

Initial Purchase Payments

Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. Eastern Time.  If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next business day.

If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Generally, initial purchase payments are allocated according to Contract Owner instructions on the application.  However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application.

Subsequent Purchase Payments

Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment.  If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account and/or Guaranteed Term Options as instructed by the Contract Owner on the application.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract Owners can change allocations or make exchanges to the Sub-Accounts, Fixed Account or Guaranteed Term Options after the time of application by submitting a written request to the Service Center.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect.  Certain transactions may be subject to conditions imposed by the underlying mutual funds.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

(2)	amounts allocated to the Fixed Account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-Account allocations are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

(c)
is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.25% to 2.70% of the Daily Net Assets of the Variable Account, depending on which optional benefits the Contract Owner elects.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to

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changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the Fixed Account; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet to the Service Center .  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center .  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see "Managers of Multiple Contracts").

Transfers Prior to Annuitization

Prior to annuitization, a Contract Owner is permitted 20 "transfer events" each calendar year without restriction.  A "transfer event" is any Valuation Period on which allocations are moved between investment options, regardless of the quantity of reallocations.  For example, if a Contract Owner moves Contract Value between 20 underlying mutual funds in one day, the entire reallocation only counts as one transfer event.

If, in any calendar year, a Contract Owner exceeds the 20 transfer event limit, the Contract Owner will be required to submit any additional transfer requests via U.S. mail.  Nationwide will reset the transfer limit each January 1st.  The number of transfer events permitted each year is not cumulative; transfer events not used in a given calendar year may not be carried over into subsequent calendar years.

Transfers from the Fixed Account

A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a Guaranteed Term Option only upon reaching the end of a Fixed Account interest rate guarantee period.  Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.  The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the Fixed Account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period.  The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.

Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.  If there is Contract Value allocated to the Fixed Account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the Fixed Account interest rate guarantee period will end and that Contract Value may be transferred according to the terms of the option elected.

Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Transfers from a Guaranteed Term Option

A Contract Owner may request to transfer allocations from a Guaranteed Term Option to the Sub-Accounts and/or the Fixed Account at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a Guaranteed Term Option at any time.

Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the

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Sub-Accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.

After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.  Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisors to continue to submit transfer

55

requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Short-Term Trading Fees (i.e. Redemption Fees)

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within a specified number of days after the date of the allocation to the Sub-Account.  Such fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are a part of the underlying mutual fund's assets.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits and/or Extra Value Option credits, and less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits and/or Extra Value Option credits, and less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.    Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the Annuitant's death, Contract Owners may generally surrender some or all of their Contract Value.  Surrender requests must be submitted in

56

writing to the Service Center and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first 7 Contract Years only, Nationwide will recapture a portion of the amount credited under the Extra Value Option.  No recapture will take place after the 7th Contract Year.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days after the request is received at the Service Center .  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax (see "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information").

Partial Surrenders (Partial Redemptions)

If a Contract Owner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.

The CDSC deducted is a percentage of the amount requested by the Contract Owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•
a $50 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any contract anniversary prior to the full surrender);

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of Extra Value Option credit;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the Fixed Account and any interest credited;

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment; and

•	Purchase Payment Credits (if applicable).

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a Contract Year that deplete the entire Contract Value; or

•	any single net surrender of 90% or more of the Contract Value.

Surrender (Redemption) After Annuitization

After the Annuitization Date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before Annuitant's death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the

57

meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to Contract Owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
Up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide will charge a loan processing fee at the time each new loan is processed.  The loan processing fee will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

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How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.

If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account.  Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise and will be subject to any Variable Account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the Contract Owner takes a full surrender of the contract;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	the Contract Owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  Once proper notice of assignment is   recorded at the Service Center , the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

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Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center .  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.  Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account:

Ivy Funds Variable Insurance Portfolios, Inc.
•	Money Market

to any other Sub-Account(s).  Dollar Cost Averaging transfers may not be directed to the Fixed Account or the Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide in writing to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Dollar Cost Averaging for Living Benefits

Nationwide may periodically offer Dollar Cost Averaging programs with the Lifetime Income Options referred to as "Dollar Cost Averaging for Living Benefits."  Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.  Only those investment options available for the elected Lifetime Income Option are available for use in Dollar Cost Averaging for Living Benefits – transfers may not be directed to the Fixed Account or to any investment option that is unavailable with the respective Lifetime Income Option.  If a Contract Owner elected Custom Portfolio for their Lifetime Income Option, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.  Please refer to the "Income Benefit Investment Options" section earlier in this prospectus for the investment options available for each Lifetime Income Option.  Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts is permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.  The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the Lifetime Income Option elected.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise.  Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out

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Dollar Cost Averaging."  Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or the Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide to stop the transfers.  Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center .

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals.  If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code;

(3)	for those contracts with a Lifetime Income Option, withdrawals up to the annual benefit amount; or

(4)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the table below:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is   recorded by the Service Center .  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the CDSC provision.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free-look period (see "Right to Examine and Cancel").

Death Benefits

Death of Contract Owner

If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner.

If no joint owner is named, the contingent owner becomes the Contract Owner.

If no contingent owner is named, the beneficiary becomes the Contract Owner.

If no beneficiary survives the Contract Owner, the last surviving Contract Owner's estate becomes the Contract Owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in "Appendix C: Contract Types and Tax Information."

Death of Annuitant

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the contingent Annuitant becomes the Annuitant and no death benefit is payable.  If no contingent Annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent

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beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the Annuitant, the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit.   Death benefit claims must be submitted to the Service Center.   If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.   After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Death Benefit Calculations

An applicant may elect either the standard death benefit or one of the three available death benefit options that are offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide (see "Operation of the Contract").

Standard Death Benefit

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greater of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; or

(2)	the total of all purchase payments, less an adjustment for amounts surrendered.

The Contract Value in item (1) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 – F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that

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Nationwide receives all the information necessary to pay the death benefit; or

(2)	the total of all purchase payments, less an adjustment for amounts surrendered.

The Contract Value in item (1) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

B =	(1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Five-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account, an applicant can elect the Five-Year Enhanced Death Benefit Option.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any 5-year contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that 5-year contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 – F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any 5-year contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that 5-year contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

One-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Year Enhanced Death Benefit Option.

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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 – F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Month Enhanced Death Benefit Option.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 – F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, an applicant can elect the Combination Enhanced Death Benefit Option.  The Combination Enhanced Death Benefit is only available for contracts with Annuitants age 80 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments , less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the Contract Value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year.  The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers).  If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.  If the Fixed Account allocation becomes greater than 30% as a result of market performance, interest will continue to accrue at 5% for the interest anniversary value.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater

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than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 – F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B =	(1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  Generally, the Contract Owner designates the Annuity Commencement Date at the time of application.  If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90 for Non-Qualified Contracts and the date the Contract Owner reaches age 70 ½ for all other contract types.

The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be submitted in writing to the Service Center and approved by Nationwide.  The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide.

Annuity Commencement Date and Lifetime Income Option

If the Contract Owner elected a Lifetime Income Option, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the Lifetime Income Option.  Deferring the Annuity Commencement Date may have negative tax consequences (see "Required Distributions for IRAs, SEP IRAs, Simple IRAs and Roth IRAs" in "Appendix C: Contract Types and Tax Information," and the "Lifetime Income Option").  Consult a qualified tax advisor.

Annuitizing the Contract

Annuitization Date

Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments by contacting the Service Center .  If the Contract Owner has elected a Lifetime Income Option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the Lifetime Income Option.

The Annuitization Date is the date that annuity payments begin.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in "Appendix C: Contract Types and Tax Information").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

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(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be moved to the Variable Account prior to the Annuitization Date.  There are no restrictions on Fixed Account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the "Appendix A: Underlying Mutual Funds."  The Static Asset Allocation Models are not available after annuitization.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the Variable Account value on the Annuitization Date;

•	the age and sex of the Annuitant (and joint Annuitant, if any);

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the Annuitization Date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date.  This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.

The number of Annuity Units for each Sub-Account will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due.  The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.

Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)
multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account for the subsequent Valuation Period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than

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$100.  The payment frequency will be changed to an interval that will result in payments of at least $100.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Annuity Payment Options

The Annuitant must elect an annuity payment option before the Annuitization Date.  If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  See the "Operation of the Contract" section for additional information.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant.

Payments will cease with the last payment before the Annuitant's death.  For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant.  After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant.  As is the case of the Single Life annuity payment option, there is no guaranteed number of payments.  Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional Annuitants to be named.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify the Service Center of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a

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Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.waddell.com.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF CONTRACT HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center .  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.  On April 29, 2011, the Companies filed a motion to dismiss

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ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.  On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.   In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification. On March 30, the Company filed its brief in opposition to the class certification motion. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company .  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.  On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice. In other non-Nationwide cases, plaintiff's counsel has re-filed actions. The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACO Research Foundation, NACO Financial Services Corp., NACO Financial Center, and Nationwide Retirement Solutions, Inc.   The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACO, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACO.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACO to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACO and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACO to forfeit the fees that NACO received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACO from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post

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judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.   The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v.   Nationwide Mutual Insurance Company and Nationwide Life Insurance Company .  The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations.  While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.

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Investment Company Act of 1940 Registration File No. 811-21099
Securities Act of 1933 Registration File No. 333-108894

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Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks current income with a secondary goal of long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks reasonable return with emphasis on preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide total return.

Ivy Funds Variable Insurance Portfolios, Inc. - Energy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital growth (when consistent with a high level of current income).

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Mackenzie Financial Corporation
Investment Objective:	Seeks long-term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks capital growth with a secondary objective of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks long-term capital appreciation and a secondary goal of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide a high level of current income consistent with preservation of capital.

73

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Wall Street Associates LLC
Investment Objective:	Seeks long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks maximum current income consistent with stability of principal.

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk.
Designation: FF

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk.
Designation: FF

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk.
Designation: FF

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term accumulation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

74

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

75

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.25%) and contracts with all optional benefits available on December 31, 2011 (the maximum Variable Account charge of 2.70%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your contract, please contact the Service Center to request the Statement of Additional Information.

No Additional Contract Options - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.914795	20.081925	-8.36%	1,133,703
2010	20.420518	21.914795	7.32%	1,059,829
2009	16.537037	20.420518	23.48%	1,061,445
2008	22.567798	16.537037	-26.72%	977,694
2007	15.858905	22.567798	42.30%	843,662
2006	13.366016	15.858905	18.65%	601,588
2005	10.890967	13.366016	22.73%	383,226
2004*	10.000000	10.890967	8.91%	186,889
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.532236	13.806216	2.02%	264,243
2010	11.701518	13.532236	15.65%	237,339
2009	10.465513	11.701518	11.81%	249,576
2008	13.414774	10.465513	-21.99%	255,284
2007	11.952090	13.414774	12.24%	251,843
2006	10.882903	11.952090	9.82%	236,398
2005	10.494095	10.882903	3.71%	163,214
2004*	10.000000	10.494095	4.94%	118,464
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.965032	12.679325	5.97%	925,175
2010	11.426322	11.965032	4.71%	861,520
2009	10.797440	11.426322	5.82%	711,555
2008	10.900118	10.797440	-0.94%	681,166
2007	10.446616	10.900118	4.34%	615,320
2006	10.147852	10.446616	2.94%	289,001
2005	10.112708	10.147852	0.35%	203,720
2004*	10.000000	10.112708	1.13%	126,690
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.170179	14.226068	0.39%	578,983
2010	11.869331	14.170179	19.38%	507,587
2009	9.691485	11.869331	22.47%	509,112
2008	15.045770	9.691485	-35.59%	495,615
2007	13.362733	15.045770	12.60%	413,556
2006	11.566635	13.362733	15.53%	337,036
2005	10.744914	11.566635	7.65%	262,836
2004*	10.000000	10.744914	7.45%	148,663

76

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.356067	12.570889	-5.88%	506,456
2010	11.622276	13.356067	14.92%	451,363
2009	9.983950	11.622276	16.41%	465,871
2008	15.776568	9.983950	-36.72%	481,280
2007	13.689086	15.776568	15.25%	426,935
2006	11.958793	13.689086	14.47%	292,737
2005	10.713684	11.958793	11.62%	174,093
2004*	10.000000	10.713684	7.14%	93,899
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.266258	11.013328	-10.21%	252,017
2010	10.185117	12.266258	20.43%	236,098
2009	7.341931	10.185117	38.73%	236,011
2008	13.806236	7.341931	-46.82%	180,321
2007	9.241332	13.806236	49.40%	86,557
2006*	10.000000	9.241332	-7.59%	24,395
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.859669	-1.40%	28,992
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.248419	12.604435	-22.43%	388,355
2010	14.055461	16.248419	15.60%	384,748
2009	8.196967	14.055461	71.47%	418,614
2008	21.539070	8.196967	-61.94%	388,368
2007	15.200491	21.539070	41.70%	312,602
2006	12.265498	15.200491	23.93%	177,128
2005*	10.000000	12.265498	22.65%	47,455
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.297895	12.402370	0.85%	663,805
2010	11.061839	12.297895	11.17%	611,135
2009	8.815214	11.061839	25.49%	613,532
2008	14.008269	8.815214	-37.07%	670,099
2007	11.275932	14.008269	21.38%	653,035
2006	10.870706	11.275932	3.73%	596,445
2005	9.896601	10.870706	9.84%	495,974
2004*	10.000000	9.896601	-1.03%	316,827
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.426792	16.035713	3.95%	495,885
2010	13.601033	15.426792	13.42%	465,000
2009	9.406562	13.601033	44.59%	447,355
2008	12.184048	9.406562	-22.80%	330,024
2007	11.880401	12.184048	2.56%	298,405
2006	10.910449	11.880401	8.89%	222,619
2005	10.773957	10.910449	1.27%	178,829
2004*	10.000000	10.773957	7.74%	120,878

77

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.043446	12.792947	-14.96%	227,718
2010	13.351980	15.043446	12.67%	190,155
2009	9.871776	13.351980	35.25%	211,292
2008	17.313982	9.871776	-42.98%	229,881
2007	15.957859	17.313982	8.50%	219,704
2006	12.467031	15.957859	28.00%	173,461
2005	11.356678	12.467031	9.78%	116,011
2004*	10.000000	11.356678	13.57%	50,313
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.402926	13.181820	-8.48%	242,565
2010	12.706255	14.402926	13.35%	246,970
2009	10.140258	12.706255	25.31%	235,159
2008	17.749575	10.140258	-42.87%	233,646
2007	14.819603	17.749575	19.77%	220,799
2006	12.403625	14.819603	19.48%	151,351
2005	10.783674	12.403625	15.02%	101,598
2004*	10.000000	10.783674	7.84%	57,295
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.129561	1.30%	23,578
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.377091	13.202070	-8.17%	94,363
2010	10.336000	14.377091	39.10%	90,521
2009	7.408126	10.336000	39.52%	82,748
2008	14.436948	7.408126	-48.69%	72,466
2007	13.729896	14.436948	5.15%	72,574
2006	12.384438	13.729896	10.86%	65,584
2005	10.375608	12.384438	19.36%	47,100
2004*	10.000000	10.375608	3.76%	25,467
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.018904	15.730501	-1.80%	231,236
2010	12.330367	16.018904	29.91%	196,618
2009	8.513709	12.330367	44.83%	182,844
2008	13.519516	8.513709	-37.03%	179,613
2007	12.157736	13.519516	11.20%	156,600
2006	11.340809	12.157736	7.20%	83,719
2005*	10.000000	11.340809	13.41%	21,078
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.653963	10.523259	-1.23%	962,285
2010	10.780711	10.653963	-1.18%	653,052
2009	10.807090	10.780711	-0.24%	424,610
2008	10.709938	10.807090	0.91%	489,112
2007	10.367672	10.709938	3.30%	234,468
2006	10.064012	10.367672	3.02%	207,118
2005	9.943467	10.064012	1.21%	78,920

78

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.473174	9.913080	-5.35%	3,359,945
2010	9.180148	10.473174	14.09%	3,683,942
2009	7.538554	9.180148	21.78%	3,807,660
2008*	10.000000	7.538554	-24.61%	3,616,021
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.617334	10.563619	-0.51%	2,732,272
2010	9.829891	10.617334	8.01%	2,165,885
2009	8.812754	9.829891	11.54%	1,448,919
2008*	10.000000	8.812754	-11.87%	506,549
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.417094	10.137024	-2.69%	30,368,338
2010	9.366010	10.417094	11.22%	22,381,651
2009	8.040869	9.366010	16.48%	12,976,135
2008*	10.000000	8.040869	-19.59%	3,700,714
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.702858	10.250480	-4.23%	37,808,420
2010	9.468824	10.702858	13.03%	22,417,684
2009	7.943876	9.468824	19.20%	13,213,534
2008*	10.000000	7.943876	-20.56%	4,781,747
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.625799	10.493098	-1.25%	8,551,910
2010	9.696561	10.625799	9.58%	6,028,474
2009	8.529336	9.696561	13.68%	3,540,966
2008*	10.000000	8.529336	-14.71%	938,598
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.116649	14.638791	3.70%	191,047
2010	11.123878	14.116649	26.90%	185,369
2009	9.112288	11.123878	22.08%	187,528
2008	14.426988	9.112288	-36.84%	171,514
2007	17.407306	14.426988	-17.12%	156,085
2006	13.550249	17.407306	28.46%	135,802
2005	12.380383	13.550249	9.45%	67,216
2004*	10.000000	12.380383	23.80%	9,129
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.805220	15.638386	-6.94%	430,519
2010	15.092925	16.805220	11.35%	427,547
2009	10.625576	15.092925	42.04%	437,099
2008	16.276268	10.625576	-34.72%	422,189
2007	13.253761	16.276268	22.80%	376,966
2006	12.441590	13.253761	6.53%	292,036
2005	10.745561	12.441590	15.78%	211,960
2004*	10.000000	10.745561	7.46%	128,052

79

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.087523	12.436681	-11.72%	215,322
2010	11.071683	14.087523	27.24%	219,376
2009	8.322155	11.071683	33.04%	229,985
2008	13.855979	8.322155	-39.94%	236,019
2007	12.361497	13.855979	12.09%	230,765
2006	11.915402	12.361497	3.74%	204,527
2005	10.688758	11.915402	11.48%	172,516
2004*	10.000000	10.688758	6.89%	98,165
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.095185	12.139209	-13.88%	183,781
2010	11.291074	14.095185	24.83%	182,136
2009	8.853462	11.291074	27.53%	200,781
2008	12.137393	8.853462	-27.06%	223,154
2007	12.821425	12.137393	-5.34%	219,904
2006	11.111581	12.821425	15.39%	185,828
2005	10.803507	11.111581	2.85%	152,011
2004*	10.000000	10.803507	8.04%	98,190
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.382908	11.333636	-8.47%	304,390
2010	10.563414	12.382908	17.22%	282,705
2009	8.446778	10.563414	25.06%	307,960
2008	12.924029	8.446778	-34.64%	316,398
2007	12.844942	12.924029	0.62%	325,701
2006	11.128479	12.844942	15.42%	321,964
2005	10.791628	11.128479	3.12%	296,566
2004*	10.000000	10.791628	7.92%	177,964
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.769183	8.319333	-5.13%	36,639
2010	7.746849	8.769183	13.20%	37,477
2009	6.167108	7.746849	25.62%	37,472
2008	9.888565	6.167108	-37.63%	1,087
2007*	10.000000	9.888565	-1.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.517421	12.470644	-0.37%	314,301
2010	11.542944	12.517421	8.44%	185,318
2009*	10.000000	11.542944	15.43%	86,115
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.389091	13.098350	-2.17%	577,601
2010	12.102502	13.389091	10.63%	122,862
2009*	10.000000	12.102502	21.03%	70,464
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.639749	10.814983	1.65%	372,569
2010	10.174847	10.639749	4.57%	280,429
2009	9.445559	10.174847	7.72%	239,435
2008	10.178144	9.445559	-7.20%	170,404
2007*	10.000000	10.178144	1.78%	101,301

80

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.795671	9.669564	-1.29%	1,961,675
2010	8.943543	9.795671	9.53%	1,994,947
2009	7.602054	8.943543	17.65%	1,995,316
2008	10.023339	7.602054	-24.16%	2,047,776
2007*	10.000000	10.023339	0.23%	1,603,585
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.240236	8.930924	-3.35%	2,956,934
2010	8.292819	9.240236	11.42%	3,354,929
2009	6.751042	8.292819	22.84%	3,705,788
2008	9.964596	6.751042	-32.25%	4,309,068
2007*	10.000000	9.964596	-0.35%	3,661,327
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.287778	10.368999	0.79%	808,824
2010	9.600348	10.287778	7.16%	764,406
2009	8.486159	9.600348	13.13%	705,371
2008	10.115379	8.486159	-16.11%	582,743
2007*	10.000000	10.115379	1.15%	388,554

81

Maximum Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.808946	17.886050	-9.71%	717
2010	18.733047	19.808946	5.74%	718
2009	15.396345	18.733047	21.67%	3,966
2008	21.324605	15.396345	-27.80%	720
2007	15.209543	21.324605	40.21%	721
2006	13.009136	15.209543	16.91%	722
2005	10.757552	13.009136	20.93%	252
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.231335	12.296179	0.53%	0
2010	10.734068	12.231335	13.95%	0
2009	9.743286	10.734068	10.17%	0
2008	12.675397	9.743286	-23.13%	0
2007	11.462495	12.675397	10.58%	0
2006	10.592197	11.462495	8.22%	0
2005	10.365524	10.592197	2.19%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.814972	11.292844	4.42%	658
2010	10.481890	10.814972	3.18%	659
2009	10.052531	10.481890	4.27%	3,711
2008	10.299324	10.052531	-2.40%	661
2007	10.018676	10.299324	2.80%	662
2006	9.876760	10.018676	1.44%	662
2005	9.988820	9.876760	-1.12%	222
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.807966	12.670049	-1.08%	0
2010	10.887970	12.807966	17.63%	0
2009	9.022639	10.887970	20.67%	1,172
2008	14.216652	9.022639	-36.53%	0
2007	12.815464	14.216652	10.93%	0
2006	11.257711	12.815464	13.84%	0
2005	10.613283	11.257711	6.07%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.071965	11.195725	-7.26%	0
2010	10.661275	12.071965	13.23%	0
2009	9.294919	10.661275	14.70%	1,196
2008	14.907154	9.294919	-37.65%	0
2007	13.128477	14.907154	13.55%	0
2006	11.639415	13.128477	12.79%	0
2005	10.582437	11.639415	9.99%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.447238	10.127243	-11.53%	0
2010	9.646578	11.447238	18.67%	0
2009	7.057390	9.646578	36.69%	0
2008	13.469560	7.057390	-47.60%	0
2007	9.150986	13.469560	47.19%	0
2006*	10.000000	9.150986	-8.49%	0

82

Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.763441	-2.37%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.959787	11.434526	-23.56%	251
2010	13.133379	14.959787	13.91%	251
2009	7.773376	13.133379	68.95%	252
2008	20.731904	7.773376	-62.51%	252
2007	14.850019	20.731904	39.61%	253
2006	12.160721	14.850019	22.11%	253
2005*	10.000000	12.160721	21.61%	89
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.115465	11.045634	-0.63%	899
2010	10.147116	11.115465	9.54%	901
2009	8.206736	10.147116	23.64%	902
2008	13.236143	8.206736	-38.00%	903
2007	10.813987	13.236143	19.58%	905
2006	10.580303	10.813987	2.21%	906
2005	9.775308	10.580303	8.23%	302
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.944068	14.282228	2.43%	0
2010	12.476875	13.944068	11.76%	0
2009	8.757498	12.476875	42.47%	0
2008	11.512519	8.757498	-23.93%	0
2007	11.393775	11.512519	1.04%	0
2006	10.618998	11.393775	7.30%	0
2005	10.641994	10.618998	-0.22%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.597249	11.393404	-16.21%	0
2010	12.247954	13.597249	11.02%	0
2009	9.190477	12.247954	33.27%	0
2008	16.359878	9.190477	-43.82%	0
2007	15.304364	16.359878	6.90%	0
2006	12.134069	15.304364	26.13%	0
2005	11.217577	12.134069	8.17%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.018340	11.739860	-9.82%	0
2010	11.655658	13.018340	11.69%	0
2009	9.440419	11.655658	23.47%	0
2008	16.771436	9.440419	-43.71%	0
2007	14.212618	16.771436	18.00%	0
2006	12.072331	14.212618	17.73%	0
2005	10.651537	12.072331	13.34%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.030714	0.31%	0

83

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.994544	11.757475	-9.52%	0
2010	9.481040	12.994544	37.06%	0
2009	6.896596	9.481040	37.47%	0
2008	13.641094	6.896596	-49.44%	0
2007	13.167433	13.641094	3.60%	0
2006	12.053677	13.167433	9.24%	0
2005	10.248390	12.053677	17.62%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.748999	14.271179	-3.24%	0
2010	11.521820	14.748999	28.01%	0
2009	8.073924	11.521820	42.70%	0
2008	13.012716	8.073924	-37.95%	0
2007	11.877287	13.012716	9.56%	0
2006	11.243884	11.877287	5.63%	0
2005*	10.000000	11.243884	12.44%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.605976	9.349188	-2.67%	0
2010	9.865110	9.605976	-2.63%	0
2009	10.036621	9.865110	-1.71%	0
2008	10.094620	10.036621	-0.57%	0
2007	9.918447	10.094620	1.78%	0
2006	9.771028	9.918447	1.51%	0
2005	9.797462	9.771028	-0.27%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.042853	9.366441	-6.74%	0
2010	8.934002	10.042853	12.41%	0
2009	7.445724	8.934002	19.99%	0
2008*	10.000000	7.445724	-25.54%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.181172	9.981281	-1.96%	0
2010	9.566453	10.181172	6.43%	0
2009	8.704356	9.566453	9.90%	0
2008*	10.000000	8.704356	-12.96%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.989089	9.578096	-4.11%	0
2010	9.114923	9.989089	9.59%	0
2009	7.941903	9.114923	14.77%	0
2008*	10.000000	7.941903	-20.58%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.263124	9.685280	-5.63%	0
2010	9.214967	10.263124	11.37%	0
2009	7.846085	9.214967	17.45%	0
2008*	10.000000	7.846085	-21.54%	0

84

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.189278	9.914620	-2.70%	0
2010	9.436674	10.189278	7.98%	0
2009	8.424403	9.436674	12.02%	0
2008*	10.000000	8.424403	-15.76%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.838540	13.118379	2.18%	0
2010	10.267195	12.838540	25.04%	0
2009	8.536025	10.267195	20.28%	0
2008	13.717059	8.536025	-37.77%	0
2007	16.798908	13.717059	-18.35%	0
2006	13.270799	16.798908	26.59%	0
2005	12.305197	13.270799	7.85%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.189563	13.927679	-8.31%	266
2010	13.844989	15.189563	9.71%	266
2009	9.892209	13.844989	39.96%	266
2008	15.379219	9.892209	-35.68%	267
2007	12.710831	15.379219	20.99%	267
2006	12.109276	12.710831	4.97%	267
2005	10.613865	12.109276	14.09%	89
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.732861	11.075905	-13.01%	0
2010	10.155962	12.732861	25.37%	0
2009	7.747586	10.155962	31.09%	0
2008	13.092167	7.747586	-40.82%	0
2007	11.855082	13.092167	10.44%	0
2006	11.597172	11.855082	2.22%	0
2005	10.557766	11.597172	9.84%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.739825	10.811001	-15.14%	0
2010	10.357244	12.739825	23.00%	0
2009	8.242266	10.357244	25.66%	0
2008	11.468283	8.242266	-28.13%	0
2007	12.296231	11.468283	-6.73%	0
2006	10.814771	12.296231	13.70%	0
2005	10.671127	10.814771	1.35%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.192273	10.093696	-9.82%	0
2010	9.689845	11.192273	15.51%	0
2009	7.863710	9.689845	23.22%	0
2008	12.211712	7.863710	-35.61%	0
2007	12.318864	12.211712	-0.87%	0
2006	10.831249	12.318864	13.73%	0
2005	10.659427	10.831249	1.61%	0

85

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.305777	7.764187	-6.52%	0
2010	7.446691	8.305777	11.54%	0
2009	6.016515	7.446691	23.77%	0
2008	9.791246	6.016515	-38.55%	0
2007*	10.000000	9.791246	-2.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.212561	11.988674	-1.83%	0
2010	11.429530	12.212561	6.85%	0
2009*	10.000000	11.429530	14.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.063078	12.592142	-3.61%	0
2010	11.983630	13.063078	9.01%	0
2009*	10.000000	11.983630	19.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.077821	10.093795	0.16%	0
2010	9.781036	10.077821	3.03%	0
2009	9.215250	9.781036	6.14%	0
2008	10.077992	9.215250	-8.56%	0
2007*	10.000000	10.077992	0.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.278158	9.024531	-2.73%	0
2010	8.597199	9.278158	7.92%	0
2009	7.416561	8.597199	15.92%	0
2008	9.924704	7.416561	-25.27%	0
2007*	10.000000	9.924704	-0.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.752013	8.335056	-4.76%	0
2010	7.971598	8.752013	9.79%	0
2009	6.586252	7.971598	21.03%	0
2008	9.866522	6.586252	-33.25%	0
2007*	10.000000	9.866522	-1.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.744365	9.677437	-0.69%	0
2010	9.228683	9.744365	5.59%	0
2009	8.279182	9.228683	11.47%	0
2008	10.015850	8.279182	-17.34%	0
2007*	10.000000	10.015850	0.16%	0

86

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code").  The following is a general description of the various types of contracts.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or registered representative prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual

87

retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or another eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

88

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

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•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is 1 that satisfies the 5-year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5-year rule generally is satisfied if the distribution is not made within the 5 year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution .  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift

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may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

Commencing after December 31, 2010, the Code provides that if only a portion of a nonqualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract.  This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized.  The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not.  All other benefits under the contract (e.g., death benefit) would also be reduced pro rata.  For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.

In determining the taxable amount of a distribution that is made prior to the annuitzation date , all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to

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another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In June 2011 the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons.   The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments.  For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.  See also, Non-Qualified Contracts - Natural Persons as Contract Owners , above.

Taxation of Lifetime Surrenders Under the Capital Preservation Plus Lifetime Income Option or a Lifetime Income Option

While the tax treatment for surrenders for benefits such as the Capital Preservation Plus Lifetime Income Option and the Lifetime Income Option s is not clear under federal tax law, Nationwide intends to treat surrenders under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the surrender.  Specifically, we intend to treat the following amount of each surrender as a taxable distribution:

The greater of:

(1)	A – C; or

(2)	B – C,

Where

A = the contract value immediately before the surrender;

B = the guaranteed annual benefit amount immediately before the surrender; and

C = the remaining investment in the contract.

In certain circumstances, this treatment could result in your contract value being less than your investment in the contract after such a surrender.  If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible.  If you purchase one of these options in an IRA, surrenders in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code.  Please consult a qualified tax advisor.

Additional Medicare Tax.

The 2010 Health Care Act added Section 1411 to the Code, which imposes an additional tax of 3.8% on certain unearned income of individuals, trusts, and estates, for tax years commencing after December 31, 2012.  The additional tax will apply to the lesser of: (a) the taxpayer’s net investment income; and (b) the excess of the taxpayer’s modified adjusted gross income over a threshold amount (the threshold amount is $250,000 in the case of a joint return or surviving spouse; $125,000 in the case of a married individual filing a separate return; and $200,000 in any other case).  "Net investment income" is equal to the sum of: (i) gross income from interest, dividends, annuities, royalties, and rents (other than income derived from any trade or business to which the tax does not apply); (ii) other gross income derived from any business to which the tax applies; and (iii) net gain (to the extent taken into account in computing taxable income) attributable to the disposition of property other than property held in a trade or business to which the tax does not apply; less (iv) deductions properly allocable to such income.  Although no official guidance has been provided, it appears that any amounts that are treatable as taxable distributions when they are paid from an annuity contract would be included in the computation of net investment income.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

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In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is 2 or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a "toll charge" is paid to the Internal Revenue Service.

The amount of the "toll charge" will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

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If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.

However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to EGTRRA and other tax issues.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from non-qualified contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0.

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within 1 year of

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the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5th year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

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(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

96

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

Individual Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-12

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2012 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing: P.O. Box 182021, Columbus, Ohio 43213-2021 , or calling 1-866-221-1100, TDD 1-800-238-3035.   Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History

The Nationwide Variable Account-12 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 154.7 billion as of December 31, 2010.

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of contract issued to each Contract Owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the Variable Account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more that what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-12 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.  No underwriting commissions were paid by Nationwide to Waddell & Reed, Inc.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific 7-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics toContract Owners and prospective Contract Owners in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc., or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2011 .  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus).

No Additional Contract Options - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.914795	20.081925	-8.36%	1,133,703
2010	20.420518	21.914795	7.32%	1,059,829
2009	16.537037	20.420518	23.48%	1,061,445
2008	22.567798	16.537037	-26.72%	977,694
2007	15.858905	22.567798	42.30%	843,662
2006	13.366016	15.858905	18.65%	601,588
2005	10.890967	13.366016	22.73%	383,226
2004*	10.000000	10.890967	8.91%	186,889
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.532236	13.806216	2.02%	264,243
2010	11.701518	13.532236	15.65%	237,339
2009	10.465513	11.701518	11.81%	249,576
2008	13.414774	10.465513	-21.99%	255,284
2007	11.952090	13.414774	12.24%	251,843
2006	10.882903	11.952090	9.82%	236,398
2005	10.494095	10.882903	3.71%	163,214
2004*	10.000000	10.494095	4.94%	118,464
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.965032	12.679325	5.97%	925,175
2010	11.426322	11.965032	4.71%	861,520
2009	10.797440	11.426322	5.82%	711,555
2008	10.900118	10.797440	-0.94%	681,166
2007	10.446616	10.900118	4.34%	615,320
2006	10.147852	10.446616	2.94%	289,001
2005	10.112708	10.147852	0.35%	203,720
2004*	10.000000	10.112708	1.13%	126,690
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.170179	14.226068	0.39%	578,983
2010	11.869331	14.170179	19.38%	507,587
2009	9.691485	11.869331	22.47%	509,112
2008	15.045770	9.691485	-35.59%	495,615
2007	13.362733	15.045770	12.60%	413,556
2006	11.566635	13.362733	15.53%	337,036
2005	10.744914	11.566635	7.65%	262,836
2004*	10.000000	10.744914	7.45%	148,663

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.356067	12.570889	-5.88%	506,456
2010	11.622276	13.356067	14.92%	451,363
2009	9.983950	11.622276	16.41%	465,871
2008	15.776568	9.983950	-36.72%	481,280
2007	13.689086	15.776568	15.25%	426,935
2006	11.958793	13.689086	14.47%	292,737
2005	10.713684	11.958793	11.62%	174,093
2004*	10.000000	10.713684	7.14%	93,899
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.266258	11.013328	-10.21%	252,017
2010	10.185117	12.266258	20.43%	236,098
2009	7.341931	10.185117	38.73%	236,011
2008	13.806236	7.341931	-46.82%	180,321
2007	9.241332	13.806236	49.40%	86,557
2006*	10.000000	9.241332	-7.59%	24,395
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.859669	-1.40%	28,992
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.248419	12.604435	-22.43%	388,355
2010	14.055461	16.248419	15.60%	384,748
2009	8.196967	14.055461	71.47%	418,614
2008	21.539070	8.196967	-61.94%	388,368
2007	15.200491	21.539070	41.70%	312,602
2006	12.265498	15.200491	23.93%	177,128
2005*	10.000000	12.265498	22.65%	47,455
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.297895	12.402370	0.85%	663,805
2010	11.061839	12.297895	11.17%	611,135
2009	8.815214	11.061839	25.49%	613,532
2008	14.008269	8.815214	-37.07%	670,099
2007	11.275932	14.008269	21.38%	653,035
2006	10.870706	11.275932	3.73%	596,445
2005	9.896601	10.870706	9.84%	495,974
2004*	10.000000	9.896601	-1.03%	316,827
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.426792	16.035713	3.95%	495,885
2010	13.601033	15.426792	13.42%	465,000
2009	9.406562	13.601033	44.59%	447,355
2008	12.184048	9.406562	-22.80%	330,024
2007	11.880401	12.184048	2.56%	298,405
2006	10.910449	11.880401	8.89%	222,619
2005	10.773957	10.910449	1.27%	178,829
2004*	10.000000	10.773957	7.74%	120,878

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.043446	12.792947	-14.96%	227,718
2010	13.351980	15.043446	12.67%	190,155
2009	9.871776	13.351980	35.25%	211,292
2008	17.313982	9.871776	-42.98%	229,881
2007	15.957859	17.313982	8.50%	219,704
2006	12.467031	15.957859	28.00%	173,461
2005	11.356678	12.467031	9.78%	116,011
2004*	10.000000	11.356678	13.57%	50,313
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.402926	13.181820	-8.48%	242,565
2010	12.706255	14.402926	13.35%	246,970
2009	10.140258	12.706255	25.31%	235,159
2008	17.749575	10.140258	-42.87%	233,646
2007	14.819603	17.749575	19.77%	220,799
2006	12.403625	14.819603	19.48%	151,351
2005	10.783674	12.403625	15.02%	101,598
2004*	10.000000	10.783674	7.84%	57,295
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.129561	1.30%	23,578
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.377091	13.202070	-8.17%	94,363
2010	10.336000	14.377091	39.10%	90,521
2009	7.408126	10.336000	39.52%	82,748
2008	14.436948	7.408126	-48.69%	72,466
2007	13.729896	14.436948	5.15%	72,574
2006	12.384438	13.729896	10.86%	65,584
2005	10.375608	12.384438	19.36%	47,100
2004*	10.000000	10.375608	3.76%	25,467
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.018904	15.730501	-1.80%	231,236
2010	12.330367	16.018904	29.91%	196,618
2009	8.513709	12.330367	44.83%	182,844
2008	13.519516	8.513709	-37.03%	179,613
2007	12.157736	13.519516	11.20%	156,600
2006	11.340809	12.157736	7.20%	83,719
2005*	10.000000	11.340809	13.41%	21,078
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.653963	10.523259	-1.23%	962,285
2010	10.780711	10.653963	-1.18%	653,052
2009	10.807090	10.780711	-0.24%	424,610
2008	10.709938	10.807090	0.91%	489,112
2007	10.367672	10.709938	3.30%	234,468
2006	10.064012	10.367672	3.02%	207,118
2005	9.943467	10.064012	1.21%	78,920

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.473174	9.913080	-5.35%	3,359,945
2010	9.180148	10.473174	14.09%	3,683,942
2009	7.538554	9.180148	21.78%	3,807,660
2008*	10.000000	7.538554	-24.61%	3,616,021
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.617334	10.563619	-0.51%	2,732,272
2010	9.829891	10.617334	8.01%	2,165,885
2009	8.812754	9.829891	11.54%	1,448,919
2008*	10.000000	8.812754	-11.87%	506,549
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.417094	10.137024	-2.69%	30,368,338
2010	9.366010	10.417094	11.22%	22,381,651
2009	8.040869	9.366010	16.48%	12,976,135
2008*	10.000000	8.040869	-19.59%	3,700,714
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.702858	10.250480	-4.23%	37,808,420
2010	9.468824	10.702858	13.03%	22,417,684
2009	7.943876	9.468824	19.20%	13,213,534
2008*	10.000000	7.943876	-20.56%	4,781,747
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.625799	10.493098	-1.25%	8,551,910
2010	9.696561	10.625799	9.58%	6,028,474
2009	8.529336	9.696561	13.68%	3,540,966
2008*	10.000000	8.529336	-14.71%	938,598
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.116649	14.638791	3.70%	191,047
2010	11.123878	14.116649	26.90%	185,369
2009	9.112288	11.123878	22.08%	187,528
2008	14.426988	9.112288	-36.84%	171,514
2007	17.407306	14.426988	-17.12%	156,085
2006	13.550249	17.407306	28.46%	135,802
2005	12.380383	13.550249	9.45%	67,216
2004*	10.000000	12.380383	23.80%	9,129
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.805220	15.638386	-6.94%	430,519
2010	15.092925	16.805220	11.35%	427,547
2009	10.625576	15.092925	42.04%	437,099
2008	16.276268	10.625576	-34.72%	422,189
2007	13.253761	16.276268	22.80%	376,966
2006	12.441590	13.253761	6.53%	292,036
2005	10.745561	12.441590	15.78%	211,960
2004*	10.000000	10.745561	7.46%	128,052

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.087523	12.436681	-11.72%	215,322
2010	11.071683	14.087523	27.24%	219,376
2009	8.322155	11.071683	33.04%	229,985
2008	13.855979	8.322155	-39.94%	236,019
2007	12.361497	13.855979	12.09%	230,765
2006	11.915402	12.361497	3.74%	204,527
2005	10.688758	11.915402	11.48%	172,516
2004*	10.000000	10.688758	6.89%	98,165
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.095185	12.139209	-13.88%	183,781
2010	11.291074	14.095185	24.83%	182,136
2009	8.853462	11.291074	27.53%	200,781
2008	12.137393	8.853462	-27.06%	223,154
2007	12.821425	12.137393	-5.34%	219,904
2006	11.111581	12.821425	15.39%	185,828
2005	10.803507	11.111581	2.85%	152,011
2004*	10.000000	10.803507	8.04%	98,190
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.382908	11.333636	-8.47%	304,390
2010	10.563414	12.382908	17.22%	282,705
2009	8.446778	10.563414	25.06%	307,960
2008	12.924029	8.446778	-34.64%	316,398
2007	12.844942	12.924029	0.62%	325,701
2006	11.128479	12.844942	15.42%	321,964
2005	10.791628	11.128479	3.12%	296,566
2004*	10.000000	10.791628	7.92%	177,964
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.769183	8.319333	-5.13%	36,639
2010	7.746849	8.769183	13.20%	37,477
2009	6.167108	7.746849	25.62%	37,472
2008	9.888565	6.167108	-37.63%	1,087
2007*	10.000000	9.888565	-1.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.517421	12.470644	-0.37%	314,301
2010	11.542944	12.517421	8.44%	185,318
2009*	10.000000	11.542944	15.43%	86,115
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.389091	13.098350	-2.17%	577,601
2010	12.102502	13.389091	10.63%	122,862
2009*	10.000000	12.102502	21.03%	70,464
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.639749	10.814983	1.65%	372,569
2010	10.174847	10.639749	4.57%	280,429
2009	9.445559	10.174847	7.72%	239,435
2008	10.178144	9.445559	-7.20%	170,404
2007*	10.000000	10.178144	1.78%	101,301

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.795671	9.669564	-1.29%	1,961,675
2010	8.943543	9.795671	9.53%	1,994,947
2009	7.602054	8.943543	17.65%	1,995,316
2008	10.023339	7.602054	-24.16%	2,047,776
2007*	10.000000	10.023339	0.23%	1,603,585
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.240236	8.930924	-3.35%	2,956,934
2010	8.292819	9.240236	11.42%	3,354,929
2009	6.751042	8.292819	22.84%	3,705,788
2008	9.964596	6.751042	-32.25%	4,309,068
2007*	10.000000	9.964596	-0.35%	3,661,327
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.287778	10.368999	0.79%	808,824
2010	9.600348	10.287778	7.16%	764,406
2009	8.486159	9.600348	13.13%	705,371
2008	10.115379	8.486159	-16.11%	582,743
2007*	10.000000	10.115379	1.15%	388,554
Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.839113	20.002457	-8.41%	215,970
2010	20.360274	21.839113	7.26%	206,961
2009	16.496591	20.360274	23.42%	197,842
2008	22.524018	16.496591	-26.76%	190,405
2007	15.836197	22.524018	42.23%	171,927
2006	13.353622	15.836197	18.59%	138,255
2005	10.886371	13.353622	22.66%	70,770
2004*	10.000000	10.886371	8.86%	29,480
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.485488	13.751574	1.97%	64,086
2010	11.666998	13.485488	15.59%	68,787
2009	10.439919	11.666998	11.75%	61,057
2008	13.388760	10.439919	-22.02%	59,315
2007	11.934979	13.388760	12.18%	60,913
2006	10.872817	11.934979	9.77%	48,382
2005	10.489659	10.872817	3.65%	26,359
2004*	10.000000	10.489659	4.90%	16,391
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.923730	12.629178	5.92%	166,987
2010	11.392649	11.923730	4.66%	144,877
2009	10.771071	11.392649	5.77%	124,973
2008	10.878995	10.771071	-0.99%	116,474
2007	10.431678	10.878995	4.29%	120,183
2006	10.138460	10.431678	2.89%	73,069
2005	10.108444	10.138460	0.30%	49,249
2004*	10.000000	10.108444	1.08%	12,026

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.121250	14.169774	0.34%	103,032
2010	11.834329	14.121250	19.32%	104,752
2009	9.667799	11.834329	22.41%	95,761
2008	15.016630	9.667799	-35.62%	110,164
2007	13.343637	15.016630	12.54%	104,664
2006	11.555936	13.343637	15.47%	90,795
2005	10.740386	11.555936	7.59%	61,928
2004*	10.000000	10.740386	7.40%	29,820
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.309923	12.521128	-5.93%	75,248
2010	11.587990	13.309923	14.86%	83,129
2009	9.959538	11.587990	16.35%	78,863
2008	15.745978	9.959538	-36.75%	78,618
2007	13.669502	15.745978	15.19%	72,088
2006	11.947717	13.669502	14.41%	51,036
2005	10.709162	11.947717	11.57%	19,361
2004*	10.000000	10.709162	7.09%	10,043
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.237289	10.981767	-10.26%	33,750
2010	10.166203	12.237289	20.37%	34,056
2009	7.332010	10.166203	38.66%	23,678
2008	13.794577	7.332010	-46.85%	21,835
2007	9.238229	13.794577	49.32%	11,194
2006*	10.000000	9.238229	-7.62%	3,259
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.856361	-1.44%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.202496	12.562453	-22.47%	76,062
2010	14.022839	16.202496	15.54%	84,252
2009	8.182088	14.022839	71.38%	78,203
2008	21.510935	8.182088	-61.96%	64,978
2007	15.188357	21.510935	41.63%	58,109
2006	12.261894	15.188357	23.87%	42,224
2005*	10.000000	12.261894	22.62%	8,498
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.255382	12.353242	0.80%	144,550
2010	11.029175	12.255382	11.12%	132,409
2009	8.793644	11.029175	25.42%	130,289
2008	13.981092	8.793644	-37.10%	138,073
2007	11.259794	13.981092	21.31%	145,148
2006	10.860638	11.259794	3.68%	128,339
2005	9.892431	10.860638	9.79%	98,979
2004*	10.000000	9.892431	-1.08%	56,100

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.373496	15.972247	3.89%	87,870
2010	13.560909	15.373496	13.37%	93,265
2009	9.383558	13.560909	44.52%	69,636
2008	12.160414	9.383558	-22.84%	68,074
2007	11.863387	12.160414	2.50%	63,312
2006	10.900319	11.863387	8.84%	44,555
2005	10.769402	10.900319	1.22%	22,967
2004*	10.000000	10.769402	7.69%	9,799
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.991464	12.742283	-15.00%	42,934
2010	13.312573	14.991464	12.61%	43,271
2009	9.847630	13.312573	35.19%	41,510
2008	17.280404	9.847630	-43.01%	41,500
2007	15.935028	17.280404	8.44%	44,792
2006	12.455478	15.935028	27.94%	28,922
2005	11.351885	12.455478	9.72%	13,757
2004*	10.000000	11.351885	13.52%	4,543
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.353197	13.129657	-8.52%	81,577
2010	12.668772	14.353197	13.30%	93,499
2009	10.115468	12.668772	25.24%	90,510
2008	17.715158	10.115468	-42.90%	78,343
2007	14.798397	17.715158	19.71%	78,846
2006	12.392128	14.798397	19.42%	67,103
2005	10.779119	12.392128	14.96%	55,747
2004*	10.000000	10.779119	7.79%	41,907
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.126160	1.26%	3,765
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.327409	13.149794	-8.22%	24,555
2010	10.305493	14.327409	39.03%	26,820
2009	7.390002	10.305493	39.45%	24,105
2008	14.408951	7.390002	-48.71%	23,651
2007	13.710243	14.408951	5.10%	22,916
2006	12.372955	13.710243	10.81%	17,047
2005	10.371224	12.372955	19.30%	12,475
2004*	10.000000	10.371224	3.71%	5,258
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.973683	15.678162	-1.85%	58,361
2010	12.301781	15.973683	29.85%	54,915
2009	8.498265	12.301781	44.76%	53,608
2008	13.501849	8.498265	-37.06%	46,512
2007	12.148029	13.501849	11.14%	41,901
2006	11.337478	12.148029	7.15%	24,331
2005*	10.000000	11.337478	13.37%	3,334

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.616256	10.480721	-1.28%	172,539
2010	10.747995	10.616256	-1.23%	148,712
2009	10.779753	10.747995	-0.29%	99,308
2008	10.688261	10.779753	0.86%	130,204
2007	10.351957	10.688261	3.25%	61,508
2006	10.053835	10.351957	2.97%	38,099
2005	9.938431	10.053835	1.16%	8,574
2004*	10.000000	9.938431	-0.62%	6,487
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.458136	9.893843	-5.40%	186,288
2010	9.171612	10.458136	14.03%	182,379
2009	7.535359	9.171612	21.71%	215,304
2008*	10.000000	7.535359	-24.65%	211,923
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.602127	10.543165	-0.56%	67,121
2010	9.820775	10.602127	7.96%	37,862
2009	8.809037	9.820775	11.49%	25,480
2008*	10.000000	8.809037	-11.91%	2,783
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.402134	10.117339	-2.74%	1,072,862
2010	9.357295	10.402134	11.17%	692,918
2009	8.037464	9.357295	16.42%	407,890
2008*	10.000000	8.037464	-19.63%	124,230
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.687522	10.230615	-4.28%	1,321,752
2010	9.460035	10.687522	12.98%	769,569
2009	7.940516	9.460035	19.14%	471,592
2008*	10.000000	7.940516	-20.59%	217,432
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.610572	10.472762	-1.30%	190,758
2010	9.687555	10.610572	9.53%	114,336
2009	8.525733	9.687555	13.63%	53,094
2008*	10.000000	8.525733	-14.74%	4,159
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.070885	14.583961	3.65%	40,148
2010	11.093411	14.070885	26.84%	39,720
2009	9.091936	11.093411	22.01%	40,855
2008	14.402082	9.091936	-36.87%	42,922
2007	17.386111	14.402082	-17.16%	38,607
2006	13.540583	17.386111	28.40%	33,869
2005	12.377794	13.540583	9.39%	20,800
2004*	10.000000	12.377794	23.78%	150

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.747138	15.576452	-6.99%	93,051
2010	15.048385	16.747138	11.29%	96,469
2009	10.599592	15.048385	41.97%	92,798
2008	16.244706	10.599592	-34.75%	92,695
2007	13.234791	16.244706	22.74%	88,006
2006	12.430062	13.234791	6.47%	72,533
2005	10.741020	12.430062	15.73%	50,748
2004*	10.000000	10.741020	7.41%	17,014
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.038850	12.387438	-11.76%	66,464
2010	11.039013	14.038850	27.17%	72,029
2009	8.301805	11.039013	32.97%	73,328
2008	13.829128	8.301805	-39.97%	72,219
2007	12.343819	13.829128	12.03%	72,295
2006	11.904373	12.343819	3.69%	71,678
2005	10.684256	11.904373	11.42%	50,801
2004*	10.000000	10.684256	6.84%	19,770
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.046484	12.091144	-13.92%	22,092
2010	11.257757	14.046484	24.77%	23,155
2009	8.831810	11.257757	27.47%	22,020
2008	12.113868	8.831810	-27.09%	24,901
2007	12.803084	12.113868	-5.38%	24,525
2006	11.101288	12.803084	15.33%	16,361
2005	10.798951	11.101288	2.80%	13,653
2004*	10.000000	10.798951	7.99%	6,396
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.340135	11.288787	-8.52%	59,726
2010	10.532252	12.340135	17.17%	58,922
2009	8.426126	10.532252	25.00%	53,771
2008	12.898986	8.426126	-34.68%	54,224
2007	12.826584	12.898986	0.56%	55,097
2006	11.118182	12.826584	15.37%	47,323
2005	10.787081	11.118182	3.07%	43,921
2004*	10.000000	10.787081	7.87%	24,547
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.752888	8.299681	-5.18%	0
2010	7.736367	8.752888	13.14%	0
2009	6.161893	7.736367	25.55%	0
2008	9.885221	6.161893	-37.67%	0
2007*	10.000000	9.885221	-1.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.506867	12.453829	-0.42%	4,390
2010	11.539047	12.506867	8.39%	3,752
2009*	10.000000	11.539047	15.39%	306

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.377772	13.080661	-2.22%	34,850
2010	12.098401	13.377772	10.57%	4,244
2009*	10.000000	12.098401	20.98%	8,613
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.620021	10.789486	1.60%	21,580
2010	10.161113	10.620021	4.52%	16,204
2009	9.437583	10.161113	7.67%	16,306
2008	10.174698	9.437583	-7.24%	14,847
2007*	10.000000	10.174698	1.75%	11,831
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.777467	9.646722	-1.34%	140,659
2010	8.931448	9.777467	9.47%	145,365
2009	7.595631	8.931448	17.59%	120,872
2008	10.019949	7.595631	-24.19%	117,704
2007*	10.000000	10.019949	0.20%	121,690
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.223066	8.909817	-3.40%	210,965
2010	8.281600	9.223066	11.37%	217,342
2009	6.745324	8.281600	22.78%	236,344
2008	9.961214	6.745324	-32.28%	317,020
2007*	10.000000	9.961214	-0.39%	370,156
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.268689	10.344518	0.74%	38,008
2010	9.587384	10.268689	7.11%	34,453
2009	8.478995	9.587384	13.07%	35,013
2008	10.111960	8.478995	-16.15%	37,390
2007*	10.000000	10.111960	1.12%	33,798

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.763694	19.923292	-8.46%	126,767
2010	20.300256	21.763694	7.21%	124,205
2009	16.456297	20.300256	23.36%	135,806
2008	22.480394	16.456297	-26.80%	137,739
2007	15.813578	22.480394	42.16%	134,560
2006	13.341280	15.813578	18.53%	120,155
2005	10.881785	13.341280	22.60%	66,807
2004*	10.000000	10.881785	8.82%	48,499
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.438875	13.697112	1.92%	37,398
2010	11.632555	13.438875	15.53%	34,911
2009	10.414375	11.632555	11.70%	31,987
2008	13.362775	10.414375	-22.06%	42,080
2007	11.917884	13.362775	12.12%	33,623
2006	10.862729	11.917884	9.71%	31,841
2005	10.485223	10.862729	3.60%	27,811
2004*	10.000000	10.485223	4.85%	15,479
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.882500	12.579154	5.86%	100,843
2010	11.359015	11.882500	4.61%	97,304
2009	10.744711	11.359015	5.72%	68,296
2008	10.857885	10.744711	-1.04%	89,699
2007	10.416743	10.857885	4.23%	79,002
2006	10.129070	10.416743	2.84%	55,453
2005	10.104181	10.129070	0.25%	38,962
2004*	10.000000	10.104181	1.04%	28,007
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.072451	14.113674	0.29%	67,556
2010	11.799400	14.072451	19.26%	65,466
2009	9.644142	11.799400	22.35%	60,477
2008	14.987496	9.644142	-35.65%	63,745
2007	13.324537	14.987496	12.48%	63,369
2006	11.545220	13.324537	15.41%	51,264
2005	10.735848	11.545220	7.54%	35,505
2004*	10.000000	10.735848	7.36%	25,261
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.263924	12.471539	-5.97%	59,402
2010	11.553792	13.263924	14.80%	55,186
2009	9.935179	11.553792	16.29%	51,299
2008	15.715453	9.935179	-36.78%	51,508
2007	13.649956	15.715453	15.13%	41,007
2006	11.936658	13.649956	14.35%	31,297
2005	10.704636	11.936658	11.51%	21,669
2004*	10.000000	10.704636	7.05%	11,266

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.208363	10.950257	-10.31%	16,232
2010	10.147310	12.208363	20.31%	16,845
2009	7.322087	10.147310	38.58%	14,587
2008	13.782912	7.322087	-46.88%	12,195
2007	9.235115	13.782912	49.24%	6,016
2006*	10.000000	9.235115	-7.65%	1,221
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.853047	-1.47%	1,848
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.156723	12.520623	-22.51%	31,126
2010	13.990288	16.156723	15.49%	31,047
2009	8.167233	13.990288	71.30%	35,988
2008	21.482800	8.167233	-61.98%	33,224
2007	15.176222	21.482800	41.56%	29,545
2006	12.258287	15.176222	23.80%	22,510
2005*	10.000000	12.258287	22.58%	2,134
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.213036	12.304342	0.75%	100,205
2010	10.996638	12.213036	11.06%	97,546
2009	8.772140	10.996638	25.36%	96,886
2008	13.953988	8.772140	-37.14%	103,363
2007	11.243684	13.953988	21.25%	121,997
2006	10.850570	11.243684	3.62%	115,678
2005	9.888249	10.850570	9.73%	102,256
2004*	10.000000	9.888249	-1.12%	69,658
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.320368	15.909003	3.84%	37,188
2010	13.520896	15.320368	13.31%	40,103
2009	9.360607	13.520896	44.44%	42,651
2008	12.136822	9.360607	-22.87%	57,277
2007	11.846403	12.136822	2.45%	52,817
2006	10.890211	11.846403	8.78%	52,278
2005	10.764854	10.890211	1.16%	44,039
2004*	10.000000	10.764854	7.65%	28,729
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.939675	12.691839	-15.05%	19,350
2010	13.273297	14.939675	12.55%	22,594
2009	9.823548	13.273297	35.12%	28,065
2008	17.246904	9.823548	-43.04%	39,716
2007	15.912231	17.246904	8.39%	49,496
2006	12.443945	15.912231	27.87%	42,373
2005	11.347098	12.443945	9.67%	33,914
2004*	10.000000	11.347098	13.47%	21,530

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.303569	13.077651	-8.57%	24,535
2010	12.631375	14.303569	13.24%	27,918
2009	10.090715	12.631375	25.18%	31,443
2008	17.680775	10.090715	-42.93%	41,084
2007	14.777196	17.680775	19.65%	37,573
2006	12.380643	14.777196	19.36%	26,696
2005	10.774571	12.380643	14.91%	20,523
2004*	10.000000	10.774571	7.75%	13,567
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.122762	1.23%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.277886	13.097715	-8.27%	15,015
2010	10.275069	14.277886	38.96%	14,776
2009	7.371922	10.275069	39.38%	13,423
2008	14.381004	7.371922	-48.74%	17,929
2007	13.690618	14.381004	5.04%	17,972
2006	12.361492	13.690618	10.75%	26,138
2005	10.366838	12.361492	19.24%	20,613
2004*	10.000000	10.366838	3.67%	7,023
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.928539	15.625954	-1.90%	27,504
2010	12.273217	15.928539	29.78%	26,639
2009	8.482834	12.273217	44.68%	23,779
2008	13.484181	8.482834	-37.09%	31,433
2007	12.138313	13.484181	11.09%	30,105
2006	11.334146	12.138313	7.10%	15,416
2005*	10.000000	11.334146	13.34%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.578672	10.438344	-1.33%	118,932
2010	10.715375	10.578672	-1.28%	59,472
2009	10.752482	10.715375	-0.35%	59,107
2008	10.666622	10.752482	0.80%	30,263
2007	10.336265	10.666622	3.20%	14,038
2006	10.043668	10.336265	2.91%	16,374
2005	9.933398	10.043668	1.11%	7,452
2004*	10.000000	9.933398	-0.67%	6,371
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.443113	9.874635	-5.44%	468,793
2010	9.163074	10.443113	13.97%	476,404
2009	7.532160	9.163074	21.65%	485,194
2008*	10.000000	7.532160	-24.68%	484,223
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.586887	10.522677	-0.61%	242,720
2010	9.811625	10.586887	7.90%	217,164
2009	8.805292	9.811625	11.43%	110,130
2008*	10.000000	8.805292	-11.95%	23,447

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.387197	10.097707	-2.79%	1,433,951
2010	9.348590	10.387197	11.11%	1,035,775
2009	8.034058	9.348590	16.36%	783,869
2008*	10.000000	8.034058	-19.66%	492,566
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.672157	10.210737	-4.32%	1,371,961
2010	9.451221	10.672157	12.92%	1,058,160
2009	7.937145	9.451221	19.08%	707,435
2008*	10.000000	7.937145	-20.63%	238,012
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.595319	10.452432	-1.35%	520,819
2010	9.678535	10.595319	9.47%	443,686
2009	8.522115	9.678535	13.57%	405,510
2008*	10.000000	8.522115	-14.78%	207,045
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.025164	14.529223	3.59%	18,455
2010	11.062968	14.025164	26.78%	20,358
2009	9.071602	11.062968	21.95%	19,483
2008	14.377204	9.071602	-36.90%	17,412
2007	17.364934	14.377204	-17.21%	19,290
2006	13.530925	17.364934	28.34%	15,513
2005	12.375222	13.530925	9.34%	6,226
2004*	10.000000	12.375222	23.75%	681
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.689253	15.514774	-7.04%	38,992
2010	15.003955	16.689253	11.23%	40,710
2009	10.573646	15.003955	41.90%	42,384
2008	16.213185	10.573646	-34.78%	37,414
2007	13.215840	16.213185	22.68%	51,027
2006	12.418537	13.215840	6.42%	51,079
2005	10.736477	12.418537	15.67%	43,844
2004*	10.000000	10.736477	7.36%	26,758
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.990309	12.338361	-11.81%	30,794
2010	11.006413	13.990309	27.11%	31,480
2009	8.281476	11.006413	32.90%	30,129
2008	13.802274	8.281476	-40.00%	31,575
2007	12.326127	13.802274	11.98%	33,833
2006	11.893329	12.326127	3.64%	35,087
2005	10.679735	11.893329	11.36%	27,255
2004*	10.000000	10.679735	6.80%	18,055

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.997922	12.043252	-13.96%	17,293
2010	11.224515	13.997922	24.71%	22,288
2009	8.810190	11.224515	27.40%	19,494
2008	12.090335	8.810190	-27.13%	20,373
2007	12.784737	12.090335	-5.43%	26,511
2006	11.090988	12.784737	15.27%	37,376
2005	10.794386	11.090988	2.75%	35,444
2004*	10.000000	10.794386	7.94%	18,535
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.297472	11.244061	-8.57%	49,933
2010	10.501151	12.297472	17.11%	49,938
2009	8.405499	10.501151	24.93%	49,964
2008	12.873949	8.405499	-34.71%	61,575
2007	12.808210	12.873949	0.51%	75,399
2006	11.107867	12.808210	15.31%	86,901
2005	10.782518	11.107867	3.02%	76,033
2004*	10.000000	10.782518	7.83%	48,728
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.736637	8.280089	-5.23%	0
2010	7.725914	8.736637	13.08%	0
2009	6.156675	7.725914	25.49%	0
2008	9.881869	6.156675	-37.70%	0
2007*	10.000000	9.881869	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.496296	12.437013	-0.47%	25,174
2010	11.535143	12.496296	8.33%	19,037
2009*	10.000000	11.535143	15.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.366494	13.063036	-2.27%	15,257
2010	12.094311	13.366494	10.52%	6,158
2009*	10.000000	12.094311	20.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.600287	10.763994	1.54%	16,627
2010	10.147374	10.600287	4.46%	10,440
2009	9.429598	10.147374	7.61%	15,520
2008	10.171246	9.429598	-7.29%	19,249
2007*	10.000000	10.171246	1.71%	9,494
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.759304	9.623931	-1.39%	264,443
2010	8.919375	9.759304	9.42%	286,277
2009	7.589203	8.919375	17.53%	342,939
2008	10.016553	7.589203	-24.23%	358,632
2007*	10.000000	10.016553	0.17%	220,903

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.205917	8.888750	-3.45%	549,367
2010	8.270400	9.205917	11.31%	598,221
2009	6.739614	8.270400	22.71%	711,904
2008	9.957836	6.739614	-32.32%	779,153
2007*	10.000000	9.957836	-0.42%	664,191
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.249588	10.320064	0.69%	93,262
2010	9.574405	10.249588	7.05%	97,134
2009	8.471818	9.574405	13.01%	109,810
2008	10.108530	8.471818	-16.19%	112,365
2007*	10.000000	10.108530	1.09%	72,102

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.688403	19.844318	-8.50%	1,168,514
2010	20.240277	21.688403	7.15%	1,126,595
2009	16.415989	20.240277	23.30%	1,153,484
2008	22.436723	16.415989	-26.83%	1,109,040
2007	15.790884	22.436723	42.09%	833,461
2006	13.328880	15.790884	18.47%	504,654
2005	10.877179	13.328880	22.54%	287,019
2004*	10.000000	10.877179	8.77%	140,189
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.392410	13.642855	1.87%	389,368
2010	11.598201	13.392410	15.47%	336,892
2009	10.388885	11.598201	11.64%	302,101
2008	13.336841	10.388885	-22.10%	297,369
2007	11.900831	13.336841	12.07%	218,571
2006	10.852673	11.900831	9.66%	157,831
2005	10.480806	10.852673	3.55%	140,398
2004*	10.000000	10.480806	4.81%	74,784
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.841426	12.529343	5.81%	1,122,883
2010	11.325479	11.841426	4.56%	951,637
2009	10.718418	11.325479	5.66%	732,251
2008	10.836806	10.718418	-1.09%	645,482
2007	10.401822	10.836806	4.18%	435,478
2006	10.119669	10.401822	2.79%	206,258
2005	10.099912	10.119669	0.20%	159,627
2004*	10.000000	10.099912	1.00%	82,053
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.023793	14.057762	0.24%	598,115
2010	11.764557	14.023793	19.20%	559,546
2009	9.620542	11.764557	22.29%	528,186
2008	14.958414	9.620542	-35.68%	542,153
2007	13.305448	14.958414	12.42%	470,861
2006	11.534505	13.305448	15.35%	316,253
2005	10.731311	11.534505	7.48%	214,432
2004*	10.000000	10.731311	7.31%	119,052
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.218041	12.422117	-6.02%	530,530
2010	11.519656	13.218041	14.74%	528,381
2009	9.910852	11.519656	16.23%	523,311
2008	15.684938	9.910852	-36.81%	543,228
2007	13.630401	15.684938	15.07%	431,823
2006	11.925581	13.630401	14.30%	260,618
2005	10.700118	11.925581	11.45%	149,625
2004*	10.000000	10.700118	7.00%	82,219

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.179450	10.918797	-10.35%	174,361
2010	10.128417	12.179450	20.25%	192,648
2009	7.312172	10.128417	38.51%	185,813
2008	13.771261	7.312172	-46.90%	168,508
2007	9.232018	13.771261	49.17%	82,577
2006*	10.000000	9.232018	-7.68%	30,877
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.849740	-1.50%	11,434
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.111040	12.478898	-22.54%	450,543
2010	13.957798	16.111040	15.43%	488,306
2009	8.152394	13.957798	71.21%	496,111
2008	21.454694	8.152394	-62.00%	451,586
2007	15.164090	21.454694	41.48%	325,709
2006	12.254682	15.164090	23.74%	178,928
2005*	10.000000	12.254682	22.55%	56,876
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.170781	12.255566	0.70%	601,000
2010	10.964147	12.170781	11.01%	599,829
2009	8.750654	10.964147	25.30%	587,281
2008	13.926885	8.750654	-37.17%	591,230
2007	11.227570	13.926885	21.19%	516,573
2006	10.840502	11.227570	3.57%	386,809
2005	9.884076	10.840502	9.68%	306,776
2004*	10.000000	9.884076	-1.16%	185,150
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.267425	15.846009	3.79%	617,094
2010	13.480992	15.267425	13.25%	584,925
2009	9.337707	13.480992	44.37%	516,835
2008	12.113275	9.337707	-22.91%	386,841
2007	11.829451	12.113275	2.40%	326,759
2006	10.880121	11.829451	8.73%	205,858
2005	10.760313	10.880121	1.11%	127,413
2004*	10.000000	10.760313	7.60%	71,527
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.888004	12.641535	-15.09%	256,059
2010	13.234089	14.888004	12.50%	257,667
2009	9.799489	13.234089	35.05%	241,436
2008	17.213417	9.799489	-43.07%	238,111
2007	15.889443	17.213417	8.33%	218,742
2006	12.432400	15.889443	27.81%	137,078
2005	11.342302	12.432400	9.61%	81,884
2004*	10.000000	11.342302	13.42%	27,718

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.254102	13.025824	-8.62%	271,355
2010	12.594056	14.254102	13.18%	274,714
2009	10.066010	12.594056	25.11%	274,069
2008	17.646467	10.066010	-42.96%	259,650
2007	14.756045	17.646467	19.59%	202,554
2006	12.369159	14.756045	19.30%	100,676
2005	10.770016	12.369159	14.85%	56,205
2004*	10.000000	10.770016	7.70%	27,600
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.119360	1.19%	26,527
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.228528	13.045821	-8.31%	90,864
2010	10.244723	14.228528	38.89%	92,051
2009	7.353860	10.244723	39.31%	83,220
2008	14.353074	7.353860	-48.76%	77,061
2007	13.671005	14.353074	4.99%	87,943
2006	12.350031	13.671005	10.70%	72,266
2005	10.362461	12.350031	19.18%	45,909
2004*	10.000000	10.362461	3.62%	24,993
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.883535	15.573917	-1.95%	257,421
2010	12.244733	15.883535	29.72%	252,271
2009	8.467438	12.244733	44.61%	219,074
2008	13.466549	8.467438	-37.12%	220,117
2007	12.128625	13.466549	11.03%	182,602
2006	11.330819	12.128625	7.04%	88,470
2005*	10.000000	11.330819	13.31%	24,213
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.541197	10.396105	-1.38%	506,259
2010	10.682830	10.541197	-1.33%	277,644
2009	10.725261	10.682830	-0.40%	248,753
2008	10.645014	10.725261	0.75%	268,921
2007	10.320585	10.645014	3.14%	132,554
2006	10.033503	10.320585	2.86%	137,842
2005	9.928364	10.033503	1.06%	60,604
2004*	10.000000	9.928364	-0.72%	58,505
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.428120	9.855471	-5.49%	413,406
2010	9.154551	10.428120	13.91%	406,171
2009	7.528964	9.154551	21.59%	405,192
2008*	10.000000	7.528964	-24.71%	426,446
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.571683	10.502260	-0.66%	1,159,900
2010	9.802497	10.571683	7.85%	972,953
2009	8.801558	9.802497	11.37%	595,218
2008*	10.000000	8.801558	-11.98%	126,429

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.372265	10.078101	-2.84%	5,310,842
2010	9.339885	10.372265	11.05%	4,130,068
2009	8.030649	9.339885	16.30%	2,617,328
2008*	10.000000	8.030649	-19.69%	950,453
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.656841	10.190924	-4.37%	7,900,474
2010	9.442433	10.656841	12.86%	5,542,683
2009	7.933778	9.442433	19.02%	3,328,031
2008*	10.000000	7.933778	-20.66%	1,694,835
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.580091	10.432129	-1.40%	1,547,160
2010	9.669522	10.580091	9.42%	1,250,017
2009	8.518493	9.669522	13.51%	828,169
2008*	10.000000	8.518493	-14.82%	309,417
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.979662	14.474764	3.54%	163,296
2010	11.032647	13.979662	26.71%	159,608
2009	9.051323	11.032647	21.89%	177,918
2008	14.352365	9.051323	-36.93%	178,537
2007	17.343772	14.352365	-17.25%	170,008
2006	13.521259	17.343772	28.27%	125,380
2005	12.372627	13.521259	9.28%	77,123
2004*	10.000000	12.372627	23.73%	19,411
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.631552	15.453305	-7.08%	544,358
2010	14.959658	16.631552	11.18%	541,768
2009	10.547769	14.959658	41.83%	509,581
2008	16.181716	10.547769	-34.82%	487,796
2007	13.196907	16.181716	22.62%	387,325
2006	12.407020	13.196907	6.37%	259,797
2005	10.731942	12.407020	15.61%	187,578
2004*	10.000000	10.731942	7.32%	117,157
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.941905	12.289453	-11.85%	254,918
2010	10.973892	13.941905	27.05%	241,819
2009	8.261190	10.973892	32.84%	224,902
2008	13.775474	8.261190	-40.03%	211,476
2007	12.308468	13.775474	11.92%	202,507
2006	11.882298	12.308468	3.59%	133,723
2005	10.675229	11.882298	11.31%	100,343
2004*	10.000000	10.675229	6.75%	52,406

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.949526	11.995535	-14.01%	155,303
2010	11.191372	13.949526	24.65%	164,722
2009	8.788635	11.191372	27.34%	164,842
2008	12.066896	8.788635	-27.17%	173,389
2007	12.766450	12.066896	-5.48%	151,973
2006	11.080717	12.766450	15.21%	117,790
2005	10.789832	11.080717	2.70%	96,336
2004*	10.000000	10.789832	7.90%	46,349
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.254942	11.199499	-8.61%	326,513
2010	10.470142	12.254942	17.05%	328,540
2009	8.384927	10.470142	24.87%	319,493
2008	12.848961	8.384927	-34.74%	351,323
2007	12.789868	12.848961	0.46%	331,314
2006	11.097565	12.789868	15.25%	244,836
2005	10.777974	11.097565	2.97%	239,298
2004*	10.000000	10.777974	7.78%	127,754
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.720405	8.260516	-5.27%	0
2010	7.715462	8.720405	13.03%	0
2009	6.151469	7.715462	25.42%	0
2008	9.878533	6.151469	-37.73%	0
2007*	10.000000	9.878533	-1.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.485749	12.420224	-0.52%	28,363
2010	11.531239	12.485749	8.28%	17,928
2009*	10.000000	11.531239	15.31%	14,734
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.355194	13.045391	-2.32%	144,874
2010	12.090220	13.355194	10.46%	61,709
2009*	10.000000	12.090220	20.90%	22,732
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.580588	10.738568	1.49%	72,126
2010	10.133653	10.580588	4.41%	13,390
2009	9.421625	10.133653	7.56%	12,015
2008	10.167804	9.421625	-7.34%	38,694
2007*	10.000000	10.167804	1.68%	12,262
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.741172	9.601196	-1.44%	557,754
2010	8.907310	9.741172	9.36%	561,114
2009	7.582777	8.907310	17.47%	481,874
2008	10.013153	7.582777	-24.27%	355,474
2007*	10.000000	10.013153	0.13%	357,778

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.188822	8.867759	-3.49%	823,601
2010	8.259207	9.188822	11.26%	886,313
2009	6.733908	8.259207	22.65%	897,829
2008	9.954464	6.733908	-32.35%	1,047,393
2007*	10.000000	9.954464	-0.46%	950,772
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.230571	10.295704	0.64%	143,680
2010	9.561484	10.230571	7.00%	128,852
2009	8.464662	9.561484	12.96%	130,207
2008	10.105112	8.464662	-16.23%	110,503
2007*	10.000000	10.105112	1.05%	117,039

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.358030	22.264390	-8.60%	559,215
2010	22.754698	24.358030	7.05%	593,410
2009	18.474043	22.754698	23.17%	589,288
2008	25.275261	18.474043	-26.91%	615,796
2007	17.806770	25.275261	41.94%	542,911
2006	15.045664	17.806770	18.35%	384,601
2005	12.290595	15.045664	22.42%	241,988
2004	11.013107	12.290595	11.60%	105,995
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.067514	16.351422	1.77%	178,041
2010	13.929041	16.067514	15.35%	179,872
2009	12.489356	13.929041	11.53%	177,649
2008	16.049636	12.489356	-22.18%	203,623
2007	14.336133	16.049636	11.95%	180,619
2006	13.086714	14.336133	9.55%	137,821
2005	12.651100	13.086714	3.44%	112,837
2004	11.790268	12.651100	7.30%	68,581
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.409519	13.117163	5.70%	514,179
2010	11.880864	12.409519	4.45%	457,109
2009	11.255442	11.880864	5.56%	397,402
2008	11.391303	11.255442	-1.19%	367,732
2007	10.945209	11.391303	4.08%	285,395
2006	10.659089	10.945209	2.68%	146,988
2005	10.649046	10.659089	0.09%	118,688
2004	10.407372	10.649046	2.32%	62,324
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.305886	16.328830	0.14%	295,070
2010	13.692870	16.305886	19.08%	275,442
2009	11.208799	13.692870	22.16%	264,159
2008	17.445641	11.208799	-35.75%	287,794
2007	15.533665	17.445641	12.31%	296,229
2006	13.479782	15.533665	15.24%	216,205
2005	12.553822	13.479782	7.38%	141,679
2004	11.631880	12.553822	7.93%	81,480
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.277054	12.464939	-6.12%	283,744
2010	11.582815	13.277054	14.63%	297,148
2009	9.975304	11.582815	16.11%	293,421
2008	15.802997	9.975304	-36.88%	330,815
2007	13.746999	15.802997	14.96%	305,792
2006	12.039763	13.746999	14.18%	191,189
2005	10.813502	12.039763	11.34%	128,231
2004	9.983448	10.813502	8.31%	62,894

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.121889	10.856184	-10.44%	101,293
2010	10.090761	12.121889	20.13%	101,726
2009	7.292379	10.090761	38.37%	100,063
2008	13.747959	7.292379	-46.96%	96,287
2007	9.225789	13.747959	49.02%	60,571
2006*	10.000000	9.225789	-7.74%	14,677
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.843111	-1.57%	8,032
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.019968	12.395779	-22.62%	258,581
2010	13.892971	16.019968	15.31%	277,360
2009	8.122768	13.892971	71.04%	292,930
2008	21.398539	8.122768	-62.04%	265,224
2007	15.139843	21.398539	41.34%	251,357
2006	12.247478	15.139843	23.62%	156,635
2005*	10.000000	12.247478	22.47%	71,851
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.907401	14.996060	0.59%	309,510
2010	13.443070	14.907401	10.89%	305,066
2009	10.740006	13.443070	25.17%	299,337
2008	17.110386	10.740006	-37.23%	331,260
2007	13.808103	17.110386	21.07%	333,039
2006	13.345578	13.808103	3.47%	312,227
2005	12.180440	13.345578	9.57%	268,596
2004	11.970044	12.180440	1.76%	185,219
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.436314	19.115645	3.68%	259,945
2010	16.295613	18.436314	13.14%	279,290
2009	11.298712	16.295613	44.23%	244,079
2008	14.672054	11.298712	-22.99%	224,447
2007	14.342898	14.672054	2.29%	214,892
2006	13.205219	14.342898	8.62%	141,176
2005	13.073034	13.205219	1.01%	118,861
2004	12.080557	13.073034	8.22%	60,932
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.068079	14.477968	-15.18%	122,860
2010	15.187352	17.068079	12.38%	127,539
2009	11.257249	15.187352	34.91%	144,774
2008	19.794184	11.257249	-43.13%	149,154
2007	18.290336	19.794184	8.22%	162,732
2006	14.325420	18.290336	27.68%	110,592
2005	13.082570	14.325420	9.50%	80,380
2004	10.826540	13.082570	20.84%	25,019

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.698105	16.156663	-8.71%	146,572
2010	15.652821	17.698105	13.07%	161,184
2009	12.523471	15.652821	24.99%	158,559
2008	21.976936	12.523471	-43.02%	145,928
2007	18.395940	21.976936	19.47%	146,420
2006	15.435888	18.395940	19.18%	102,015
2005	13.453864	15.435888	14.73%	65,170
2004	11.981428	13.453864	12.29%	36,771
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.112554	1.13%	10,202
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.862557	13.613343	-8.41%	63,475
2010	10.712081	14.862557	38.75%	63,238
2009	7.697150	10.712081	39.17%	55,457
2008	15.038419	7.697150	-48.82%	55,177
2007	14.338411	15.038419	4.88%	64,729
2006	12.966064	14.338411	10.58%	65,955
2005	10.890358	12.966064	19.06%	51,015
2004	10.046461	10.890358	8.40%	14,091
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.793798	15.470246	-2.05%	160,808
2010	12.187896	15.793798	29.59%	147,296
2009	8.436686	12.187896	44.46%	126,466
2008	13.431292	8.436686	-37.19%	117,582
2007	12.109217	13.431292	10.92%	105,841
2006	11.324149	12.109217	6.93%	57,109
2005*	10.000000	11.324149	13.24%	21,258
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.345637	10.192915	-1.48%	252,935
2010	10.495288	10.345637	-1.43%	122,318
2009	10.547671	10.495288	-0.50%	65,419
2008	10.479382	10.547671	0.65%	193,052
2007	10.170370	10.479382	3.04%	54,988
2006	9.897476	10.170370	2.76%	54,706
2005	9.803676	9.897476	0.96%	16,278
2004	9.884439	9.803676	-0.82%	27,544
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.398137	9.817179	-5.59%	264,318
2010	9.137492	10.398137	13.80%	263,110
2009	7.522560	9.137492	21.47%	243,352
2008*	10.000000	7.522560	-24.77%	237,592
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.541299	10.461482	-0.76%	254,954
2010	9.784243	10.541299	7.74%	262,432
2009	8.794086	9.784243	11.26%	192,285
2008*	10.000000	8.794086	-12.06%	92,124

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.342470	10.038977	-2.93%	1,064,441
2010	9.322498	10.342470	10.94%	779,200
2009	8.023825	9.322498	16.19%	543,807
2008*	10.000000	8.023825	-19.76%	360,966
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.626202	10.151340	-4.47%	1,956,505
2010	9.424839	10.626202	12.75%	1,301,638
2009	7.927036	9.424839	18.89%	1,041,984
2008*	10.000000	7.927036	-20.73%	434,705
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.549700	10.391639	-1.50%	476,816
2010	9.651528	10.549700	9.31%	408,404
2009	8.511263	9.651528	13.40%	334,832
2008*	10.000000	8.511263	-14.89%	189,531
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.888934	14.366281	3.44%	110,830
2010	10.972156	13.888934	26.58%	122,002
2009	9.010845	10.972156	21.77%	119,523
2008	14.302763	9.010845	-37.00%	151,465
2007	17.301487	14.302763	-17.33%	165,422
2006	13.501937	17.301487	28.14%	139,421
2005	12.367457	13.501937	9.17%	97,560
2004*	10.000000	12.367457	23.67%	24,661
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.649175	21.023303	-7.18%	201,568
2010	20.393015	22.649175	11.06%	210,124
2009	14.393314	20.393015	41.68%	217,463
2008	22.103782	14.393314	-34.88%	211,431
2007	18.045012	22.103782	22.49%	218,382
2006	16.982126	18.045012	6.26%	180,795
2005	14.704232	16.982126	15.49%	143,655
2004	12.841368	14.704232	14.51%	79,285
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.278583	17.856971	-11.94%	114,763
2010	15.977772	20.278583	26.92%	123,145
2009	12.040342	15.977772	32.70%	114,543
2008	20.097625	12.040342	-40.09%	112,979
2007	17.975680	20.097625	11.80%	123,083
2006	17.370865	17.975680	3.48%	110,991
2005	15.622012	17.370865	11.19%	86,475
2004	13.876442	15.622012	12.58%	43,025

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.727345	13.510616	-14.09%	79,625
2010	12.630464	15.727345	24.52%	94,030
2009	9.928826	12.630464	27.21%	97,051
2008	13.646252	9.928826	-27.24%	109,430
2007	14.452122	13.646252	-5.58%	118,644
2006	12.556513	14.452122	15.10%	111,150
2005	12.239257	12.556513	2.59%	104,734
2004	10.802922	12.239257	13.30%	45,734
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.097926	14.696610	-8.70%	166,703
2010	13.767362	16.097926	16.93%	169,701
2009	11.036676	13.767362	24.74%	158,773
2008	16.929690	11.036676	-34.81%	172,200
2007	16.869028	16.929690	0.36%	191,183
2006	14.651796	16.869028	15.13%	167,350
2005	14.244230	14.651796	2.86%	165,167
2004	12.607472	14.244230	12.98%	89,955
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.687982	8.221477	-5.37%	153
2010	7.694577	8.687982	12.91%	154
2009	6.141041	7.694577	25.30%	155
2008	9.871824	6.141041	-37.79%	155
2007*	10.000000	9.871824	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.464635	12.386680	-0.63%	8,246
2010	11.523426	12.464635	8.17%	8,318
2009*	10.000000	11.523426	15.23%	3,093
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.332645	13.010184	-2.42%	14,223
2010	12.082047	13.332645	10.35%	6,749
2009*	10.000000	12.082047	20.82%	5,124
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.541287	10.687848	1.39%	13,009
2010	10.106257	10.541287	4.30%	8,415
2009	9.405694	10.106257	7.45%	8,412
2008	10.160913	9.405694	-7.43%	3,445
2007*	10.000000	10.160913	1.61%	5,617
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.704976	9.555847	-1.54%	160,003
2010	8.883220	9.704976	9.25%	178,809
2009	7.569944	8.883220	17.35%	179,117
2008	10.006367	7.569944	-24.35%	186,448
2007*	10.000000	10.006367	0.06%	206,369

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.154678	8.825856	-3.59%	369,896
2010	8.236870	9.154678	11.14%	386,829
2009	6.722513	8.236870	22.53%	457,624
2008	9.947717	6.722513	-32.42%	488,626
2007*	10.000000	9.947717	-0.52%	467,129
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.192533	10.247049	0.53%	24,049
2010	9.535596	10.192533	6.89%	34,430
2009	8.450318	9.535596	12.84%	40,769
2008	10.098252	8.450318	-16.32%	34,691
2007*	10.000000	10.098252	0.98%	29,024

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.464104	19.609258	-8.64%	352,256
2010	20.061438	21.464104	6.99%	349,216
2009	16.295699	20.061438	23.11%	294,383
2008	22.306283	16.295699	-26.95%	234,545
2007	15.723092	22.306283	41.87%	189,689
2006	13.291807	15.723092	18.29%	122,073
2005	10.863389	13.291807	22.35%	85,785
2004*	10.000000	10.863389	8.63%	34,325
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.253800	13.481162	1.72%	113,405
2010	11.495638	13.253800	15.29%	92,200
2009	10.312698	11.495638	11.47%	60,287
2008	13.259227	10.312698	-22.22%	52,640
2007	11.849683	13.259227	11.90%	53,374
2006	10.822453	11.849683	9.49%	45,623
2005	10.467514	10.822453	3.39%	30,356
2004*	10.000000	10.467514	4.68%	4,284
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.718943	12.380937	5.65%	304,191
2010	11.225400	11.718943	4.40%	227,792
2009	10.639881	11.225400	5.50%	149,033
2008	10.773771	10.639881	-1.24%	100,435
2007	10.357146	10.773771	4.02%	75,746
2006	10.091515	10.357146	2.63%	54,783
2005	10.087111	10.091515	0.04%	43,206
2004*	10.000000	10.087111	0.87%	8,808
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.878654	13.891147	0.09%	151,638
2010	11.660518	13.878654	19.02%	111,319
2009	9.549989	11.660518	22.10%	93,176
2008	14.871399	9.549989	-35.78%	76,763
2007	13.248312	14.871399	12.25%	75,063
2006	11.502428	13.248312	15.18%	53,276
2005	10.717718	11.502428	7.32%	25,494
2004*	10.000000	10.717718	7.18%	10,540
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.081254	12.274887	-6.16%	141,301
2010	11.417794	13.081254	14.57%	153,997
2009	9.838189	11.417794	16.06%	125,920
2008	15.593713	9.838189	-36.91%	92,029
2007	13.571877	15.593713	14.90%	102,186
2006	11.892408	13.571877	14.12%	72,996
2005	10.686558	11.892408	11.28%	43,469
2004*	10.000000	10.686558	6.87%	19,940

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.093154	10.824965	-10.49%	69,620
2010	10.071963	12.093154	20.07%	85,434
2009	7.282488	10.071963	38.30%	75,726
2008	13.736314	7.282488	-46.98%	58,259
2007	9.222681	13.736314	48.94%	23,585
2006*	10.000000	9.222681	-7.77%	7,544
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.839798	-1.60%	31,421
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.974616	12.354431	-22.66%	97,865
2010	13.860664	15.974616	15.25%	106,146
2009	8.108001	13.860664	70.95%	104,558
2008	21.370513	8.108001	-62.06%	74,095
2007	15.127723	21.370513	41.27%	47,015
2006	12.243870	15.127723	23.55%	29,530
2005*	10.000000	12.243870	22.44%	7,192
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.044824	12.110323	0.54%	110,351
2010	10.867194	12.044824	10.84%	81,857
2009	8.686482	10.867194	25.10%	58,457
2008	13.845865	8.686482	-37.26%	41,042
2007	11.179337	13.845865	21.01%	49,515
2006	10.810334	11.179337	3.41%	48,327
2005	9.871540	10.810334	9.51%	44,840
2004*	10.000000	9.871540	-1.28%	17,197
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.109456	15.658270	3.63%	185,799
2010	13.361826	15.109456	13.08%	142,878
2009	9.269249	13.361826	44.15%	83,025
2008	12.042796	9.269249	-23.03%	52,777
2007	11.778637	12.042796	2.24%	70,575
2006	10.849842	11.778637	8.56%	60,047
2005	10.746685	10.849842	0.96%	50,276
2004*	10.000000	10.746685	7.47%	24,814
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.733927	12.491691	-15.22%	99,392
2010	13.117042	14.733927	12.33%	88,780
2009	9.727637	13.117042	34.84%	71,352
2008	17.113300	9.727637	-43.16%	43,578
2007	15.821211	17.113300	8.17%	46,229
2006	12.397816	15.821211	27.61%	31,101
2005	11.327932	12.397816	9.44%	29,283
2004*	10.000000	11.327932	13.28%	5,146

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.106597	12.871437	-8.76%	72,128
2010	12.482690	14.106597	13.01%	64,851
2009	9.992192	12.482690	24.92%	51,598
2008	17.543823	9.992192	-43.04%	47,152
2007	14.692667	17.543823	19.41%	41,278
2006	12.334743	14.692667	19.12%	23,801
2005	10.756357	12.334743	14.67%	13,746
2004*	10.000000	10.756357	7.56%	3,169
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.109149	1.09%	45,872
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.081223	12.891142	-8.45%	32,114
2010	10.154083	14.081223	38.68%	20,162
2009	7.299908	10.154083	39.10%	20,681
2008	14.269552	7.299908	-48.84%	18,077
2007	13.612277	14.269552	4.83%	16,728
2006	12.315672	13.612277	10.53%	10,573
2005	10.349311	12.315672	19.00%	7,102
2004*	10.000000	10.349311	3.49%	387
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.749092	15.418643	-2.10%	56,550
2010	12.159572	15.749092	29.52%	41,419
2009	8.421348	12.159572	44.39%	28,265
2008	13.413699	8.421348	-37.22%	14,840
2007	12.099518	13.413699	10.86%	17,260
2006	11.320806	12.099518	6.88%	16,953
2005*	10.000000	11.320806	13.21%	2,259
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.429456	10.270293	-1.53%	32,451
2010	10.585692	10.429456	-1.48%	49,122
2009	10.643928	10.585692	-0.55%	32,084
2008	10.580386	10.643928	0.60%	32,531
2007	10.273641	10.580386	2.99%	18,641
2006	10.003040	10.273641	2.71%	16,354
2005	9.913259	10.003040	0.91%	2,968
2004*	10.000000	9.913259	-0.87%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.383183	9.798091	-5.63%	77,925
2010	9.128975	10.383183	13.74%	50,167
2009	7.519365	9.128975	21.41%	43,989
2008*	10.000000	7.519365	-24.81%	36,535
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.526130	10.441137	-0.81%	260,163
2010	9.775124	10.526130	7.68%	156,268
2009	8.790350	9.775124	11.20%	67,802
2008*	10.000000	8.790350	-12.10%	64,735

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.327587	10.019447	-2.98%	557,408
2010	9.313802	10.327587	10.88%	324,677
2009	8.020417	9.313802	16.13%	289,425
2008*	10.000000	8.020417	-19.80%	98,404
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.610922	10.131608	-4.52%	359,166
2010	9.416063	10.610922	12.69%	162,655
2009	7.923671	9.416063	18.83%	77,713
2008*	10.000000	7.923671	-20.76%	19,096
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.534505	10.371427	-1.55%	372,849
2010	9.642525	10.534505	9.25%	280,859
2009	8.507650	9.642525	13.34%	181,410
2008*	10.000000	8.507650	-14.92%	114,984
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.843765	14.312311	3.38%	59,349
2010	10.942016	13.843765	26.52%	49,404
2009	8.990664	10.942016	21.70%	48,000
2008	14.278028	8.990664	-37.03%	32,840
2007	17.280393	14.278028	-17.37%	31,684
2006	13.492294	17.280393	28.08%	26,935
2005	12.364878	13.492294	9.12%	29,220
2004*	10.000000	12.364878	23.65%	8,105
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.459382	15.270105	-7.23%	128,612
2010	14.827341	16.459382	11.01%	101,525
2009	10.470400	14.827341	41.61%	83,452
2008	16.087552	10.470400	-34.92%	61,099
2007	13.140207	16.087552	22.43%	60,444
2006	12.372492	13.140207	6.21%	42,514
2005	10.718332	12.372492	15.43%	40,090
2004*	10.000000	10.718332	7.18%	11,140
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.797604	12.143784	-11.99%	56,689
2010	10.876831	13.797604	26.85%	45,726
2009	8.200597	10.876831	32.63%	34,862
2008	13.695326	8.200597	-40.12%	35,796
2007	12.255604	13.695326	11.75%	33,298
2006	11.849247	12.255604	3.43%	27,440
2005	10.661688	11.849247	11.14%	19,285
2004*	10.000000	10.661688	6.62%	6,475

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.805109	11.853305	-14.14%	59,021
2010	11.092362	13.805109	24.46%	55,233
2009	8.724150	11.092362	27.15%	43,858
2008	11.996652	8.724150	-27.28%	30,345
2007	12.711600	11.996652	-5.62%	29,833
2006	11.049879	12.711600	15.04%	27,317
2005	10.776155	11.049879	2.54%	39,859
2004*	10.000000	10.776155	7.76%	9,461
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.128100	11.066744	-8.75%	55,098
2010	10.377534	12.128100	16.87%	54,107
2009	8.323428	10.377534	24.68%	45,240
2008	12.774210	8.323428	-34.84%	56,195
2007	12.734940	12.774210	0.31%	57,079
2006	11.066692	12.734940	15.07%	54,964
2005	10.764313	11.066692	2.81%	58,883
2004*	10.000000	10.764313	7.64%	17,131
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.671815	8.202013	-5.42%	0
2010	7.684145	8.671815	12.85%	0
2009	6.135831	7.684145	25.23%	0
2008	9.868477	6.135831	-37.82%	0
2007*	10.000000	9.868477	-1.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.454099	12.369957	-0.68%	26,234
2010	11.519523	12.454099	8.11%	19,144
2009*	10.000000	11.519523	15.20%	1,149
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.321369	12.992591	-2.47%	13,899
2010	12.077950	13.321369	10.29%	9,956
2009*	10.000000	12.077950	20.78%	1,529
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.521669	10.662562	1.34%	36,175
2010	10.092574	10.521669	4.25%	1,260
2009	9.397725	10.092574	7.39%	1,270
2008	10.157469	9.397725	-7.48%	1,280
2007*	10.000000	10.157469	1.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.686920	9.533233	-1.59%	36,001
2010	8.871183	9.686920	9.20%	32,344
2009	7.563530	8.871183	17.29%	21,041
2008	10.002970	7.563530	-24.39%	10,925
2007*	10.000000	10.002970	0.03%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.137618	8.804956	-3.64%	28,588
2010	8.225693	9.137618	11.09%	29,530
2009	6.716809	8.225693	22.46%	30,235
2008	9.944336	6.716809	-32.46%	19,806
2007*	10.000000	9.944336	-0.56%	12,168
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.173575	10.222821	0.48%	6,062
2010	9.522694	10.173575	6.84%	6,260
2009	8.443170	9.522694	12.79%	6,368
2008	10.094828	8.443170	-16.36%	6,342
2007*	10.000000	10.094828	0.95%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.389752	19.531415	-8.69%	18,302
2010	20.002090	21.389752	6.94%	14,897
2009	16.255753	20.002090	23.05%	15,391
2008	22.262944	16.255753	-26.98%	14,360
2007	15.700558	22.262944	41.80%	12,076
2006	13.279477	15.700558	18.23%	9,308
2005	10.858799	13.279477	22.29%	2,916
2004*	10.000000	10.858799	8.59%	2,235
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.207877	13.427649	1.66%	4,116
2010	11.461625	13.207877	15.24%	2,885
2009	10.287401	11.461625	11.41%	1,840
2008	13.233447	10.287401	-22.26%	3,388
2007	11.832685	13.233447	11.84%	0
2006	10.812397	11.832685	9.44%	3,255
2005	10.463080	10.812397	3.34%	0
2004*	10.000000	10.463080	4.63%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.678304	12.331752	5.60%	19,787
2010	11.192158	11.678304	4.34%	10,956
2009	10.613764	11.192158	5.45%	18,727
2008	10.752801	10.613764	-1.29%	21,796
2007	10.342268	10.752801	3.97%	4,095
2006	10.082121	10.342268	2.58%	2,033
2005	10.082836	10.082121	-0.01%	1,935
2004*	10.000000	10.082836	0.83%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.830590	13.836018	0.04%	5,520
2010	11.626030	13.830590	18.96%	7,311
2009	9.526571	11.626030	22.04%	12,009
2008	14.842481	9.526571	-35.82%	11,953
2007	13.229301	14.842481	12.19%	7,203
2006	11.491737	13.229301	15.12%	7,031
2005	10.713177	11.491737	7.27%	4,421
2004*	10.000000	10.713177	7.13%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.035921	12.226153	-6.21%	2,289
2010	11.384002	13.035921	14.51%	3,088
2009	9.814051	11.384002	16.00%	12,674
2008	15.563384	9.814051	-36.94%	11,901
2007	13.552396	15.563384	14.84%	7,470
2006	11.881350	13.552396	14.06%	4,919
2005	10.682033	11.881350	11.23%	2,096
2004*	10.000000	10.682033	6.82%	2,228

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.064496	10.793830	-10.53%	5,301
2010	10.053190	12.064496	20.01%	4,197
2009	7.272605	10.053190	38.23%	4,171
2008	13.724659	7.272605	-47.01%	3,906
2007	9.219567	13.724659	48.86%	3,569
2006*	10.000000	9.219567	-7.80%	668
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.836485	-1.64%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.929340	12.313161	-22.70%	7,964
2010	13.828401	15.929340	15.19%	4,485
2009	8.093238	13.828401	70.86%	7,685
2008	21.342511	8.093238	-62.08%	6,284
2007	15.115622	21.342511	41.20%	4,922
2006	12.240271	15.115622	23.49%	811
2005*	10.000000	12.240271	22.40%	584
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.003087	12.062239	0.49%	11,165
2010	10.835040	12.003087	10.78%	10,670
2009	8.665179	10.835040	25.04%	8,596
2008	13.501297	8.665179	-37.29%	6,019
2007	11.163288	13.501297	20.94%	7,533
2006	10.800291	11.163288	3.36%	7,225
2005	9.867359	10.800291	9.45%	6,549
2004*	10.000000	9.867359	-1.33%	2,565
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.057096	15.596106	3.58%	10,667
2010	13.322281	15.057096	13.02%	9,892
2009	9.246500	13.322281	44.08%	13,746
2008	12.019357	9.246500	-23.07%	15,083
2007	11.761714	12.019357	2.19%	9,354
2006	10.839746	11.761714	8.51%	7,739
2005	10.742128	10.839746	0.91%	5,058
2004*	10.000000	10.742128	7.42%	1,406
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.682892	12.442095	-15.26%	4,256
2010	13.078239	14.682892	12.27%	2,238
2009	9.703785	13.078239	34.77%	2,913
2008	17.080033	9.703785	-43.19%	1,759
2007	15.798522	17.080033	8.11%	3,627
2006	12.386297	15.798522	27.55%	1,662
2005	11.323140	12.386297	9.39%	0
2004*	10.000000	11.323140	13.23%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.057741	12.820352	-8.80%	1,705
2010	12.445769	14.057741	12.95%	5,698
2009	9.967695	12.445769	24.86%	10,759
2008	17.509720	9.967695	-43.07%	10,614
2007	14.671593	17.509720	19.34%	6,102
2006	12.323286	14.671593	19.06%	4,881
2005	10.751810	12.323286	14.62%	1,567
2004*	10.000000	10.751810	7.52%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.105751	1.06%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.032420	12.839942	-8.50%	4,333
2010	10.124027	14.032420	38.61%	2,712
2009	7.281996	10.124027	39.03%	1,950
2008	14.241805	7.281996	-48.87%	1,786
2007	13.592740	14.241805	4.78%	2,431
2006	12.304225	13.592740	10.47%	1,572
2005	10.344928	12.304225	18.94%	1,240
2004*	10.000000	10.344928	3.45%	1,032
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.704438	15.367136	-2.15%	1,914
2010	12.131246	15.704438	29.45%	1,001
2009	8.406008	12.131246	44.32%	4,752
2008	13.396095	8.406008	-37.25%	2,658
2007	12.089818	13.396095	10.80%	262
2006	11.317461	12.089818	6.82%	1,687
2005*	10.000000	11.317461	13.17%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.392431	10.228653	-1.58%	0
2010	10.553476	10.392431	-1.53%	0
2009	10.616927	10.553476	-0.60%	838
2008	10.558909	10.616927	0.55%	1,130
2007	10.258024	10.558909	2.93%	0
2006	9.992896	10.258024	2.65%	0
2005	9.908224	9.992896	0.85%	0
2004*	10.000000	9.908224	-0.92%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.368219	9.779013	-5.68%	31,779
2010	9.120453	10.368219	13.68%	31,978
2009	7.516163	9.120453	21.34%	32,230
2008*	10.000000	7.516163	-24.84%	32,430
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.510985	10.420839	-0.86%	0
2010	9.766020	10.510985	7.63%	0
2009	8.786618	9.766020	11.15%	0
2008*	10.000000	8.786618	-12.13%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.312691	9.999933	-3.03%	8,412
2010	9.305097	10.312691	10.83%	0
2009	8.016999	9.305097	16.07%	0
2008*	10.000000	8.016999	-19.83%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.595634	10.111881	-4.57%	13,846
2010	9.407268	10.595634	12.63%	6,574
2009	7.920296	9.407268	18.77%	6,635
2008*	10.000000	7.920296	-20.80%	3,890
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.519354	10.351253	-1.60%	11,999
2010	9.633537	10.519354	9.20%	2,580
2009	8.504034	9.633537	13.28%	2,561
2008*	10.000000	8.504034	-14.96%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.798726	14.258505	3.33%	3,662
2010	10.911947	13.798726	26.46%	4,196
2009	8.970521	10.911947	21.64%	4,609
2008	14.253313	8.970521	-37.06%	4,582
2007	17.259294	14.253313	-17.42%	5,173
2006	13.482646	17.259294	28.01%	5,369
2005	12.362288	13.482646	9.06%	1,646
2004*	10.000000	12.362288	23.62%	1,247
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.402375	15.209494	-7.27%	6,971
2010	14.783478	16.402375	10.95%	7,465
2009	10.444727	14.783478	41.54%	7,758
2008	16.056280	10.444727	-34.95%	7,125
2007	13.121359	16.056280	22.37%	8,505
2006	12.361004	13.121359	6.15%	5,050
2005	10.713795	12.361004	15.37%	1,300
2004*	10.000000	10.713795	7.14%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.749767	12.095532	-12.03%	521
2010	10.844627	13.749767	26.79%	933
2009	8.180472	10.844627	32.57%	978
2008	13.668679	8.180472	-40.15%	977
2007	12.238008	13.668679	11.69%	2,319
2006	11.838237	12.238008	3.38%	474
2005	10.657176	11.838237	11.08%	490
2004*	10.000000	10.657176	6.57%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.757268	11.806236	-14.18%	666
2010	11.059537	13.757268	24.39%	3,632
2009	8.702755	11.059537	27.08%	5,410
2008	11.973328	8.702755	-27.32%	5,096
2007	12.693366	11.973328	-5.67%	4,724
2006	11.039613	12.693366	14.98%	3,897
2005	10.771587	11.039613	2.49%	329
2004*	10.000000	10.771587	7.72%	313
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.086074	11.022812	-8.80%	2,174
2010	10.346824	12.086074	16.81%	1,893
2009	8.303010	10.346824	24.62%	975
2008	12.749368	8.303010	-34.88%	1,003
2007	12.716664	12.749368	0.26%	2,773
2006	11.056402	12.716664	15.02%	1,175
2005	10.759749	11.056402	2.76%	1,188
2004*	10.000000	10.759749	7.60%	310
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.655657	8.182579	-5.47%	0
2010	7.673725	8.655657	12.80%	0
2009	6.130624	7.673725	25.17%	0
2008	9.865127	6.130624	-37.86%	0
2007*	10.000000	9.865127	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.443560	12.353220	-0.73%	0
2010	11.515622	12.443560	8.06%	0
2009*	10.000000	11.515622	15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.310100	12.975019	-2.52%	0
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.502096	10.637332	1.29%	0
2010	10.078905	10.502096	4.20%	0
2009	9.389759	10.078905	7.34%	0
2008	10.154020	9.389759	-7.53%	0
2007*	10.000000	10.154020	1.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.668892	9.510664	-1.64%	0
2010	8.859163	9.668892	9.14%	0
2009	7.557116	8.859163	17.23%	0
2008	9.999573	7.557116	-24.43%	0
2007*	10.000000	9.999573	0.00%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.120625	8.784124	-3.69%	0
2010	8.214555	9.120625	11.03%	9,113
2009	6.711115	8.214555	22.40%	9,916
2008	9.940964	6.711115	-32.49%	10,869
2007*	10.000000	9.940964	-0.59%	11,680
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.154633	10.198611	0.43%	0
2010	9.509791	10.154633	6.78%	0
2009	8.436012	9.509791	12.73%	0
2008	10.091406	8.436012	-16.40%	0
2007*	10.000000	10.091406	0.91%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.315656	19.453883	-8.73%	446,870
2010	19.942921	21.315656	6.88%	467,186
2009	16.215891	19.942921	22.98%	460,572
2008	22.219629	16.215891	-27.02%	399,809
2007	15.678007	22.219629	41.72%	311,111
2006	13.267127	15.678007	18.17%	227,216
2005	10.854199	13.267127	22.23%	148,085
2004*	10.000000	10.854199	8.54%	77,577
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.162094	13.374323	1.61%	106,921
2010	11.427698	13.162094	15.18%	91,873
2009	10.262167	11.427698	11.36%	87,810
2008	13.207700	10.262167	-22.30%	80,722
2007	11.815702	13.207700	11.78%	81,577
2006	10.802354	11.815702	9.38%	60,764
2005	10.458657	10.802354	3.29%	56,694
2004*	10.000000	10.458657	4.59%	42,011
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.637836	12.282805	5.54%	295,859
2010	11.159039	11.637836	4.29%	217,411
2009	10.587737	11.159039	5.40%	149,766
2008	10.731879	10.587737	-1.34%	136,662
2007	10.327421	10.731879	3.92%	122,255
2006	10.072747	10.327421	2.53%	64,547
2005	10.078564	10.072747	-0.06%	51,687
2004*	10.000000	10.078564	0.79%	15,166
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.782607	13.781031	-0.01%	185,396
2010	11.591578	13.782607	18.90%	161,393
2009	9.503181	11.591578	21.98%	133,518
2008	14.813591	9.503181	-35.85%	140,750
2007	13.210298	14.813591	12.14%	134,003
2006	11.481042	13.210298	15.06%	112,979
2005	10.708638	11.481042	7.21%	76,194
2004*	10.000000	10.708638	7.09%	51,785
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.990735	12.177591	-6.26%	130,671
2010	11.350306	12.990735	14.45%	165,630
2009	9.789971	11.350306	15.94%	159,853
2008	15.533102	9.789971	-36.97%	162,325
2007	13.532936	15.533102	14.78%	160,916
2006	11.870306	13.532936	14.01%	127,682
2005	10.677507	11.870306	11.17%	90,106
2004*	10.000000	10.677507	6.78%	45,208

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.035883	10.762772	-10.58%	75,877
2010	10.034428	12.035883	19.95%	71,429
2009	7.262739	10.034428	38.16%	73,537
2008	13.713029	7.262739	-47.04%	62,758
2007	9.216455	13.713029	48.79%	33,270
2006*	10.000000	9.216455	-7.84%	8,108
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.833166	-1.67%	4,696
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.884197	12.272020	-22.74%	153,296
2010	13.796209	15.884197	15.13%	151,111
2009	8.078499	13.796209	70.78%	138,798
2008	21.314520	8.078499	-62.10%	117,875
2007	15.103507	21.314520	41.12%	114,529
2006	12.236657	15.103507	23.43%	72,132
2005*	10.000000	12.236657	22.37%	23,757
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.961462	12.014313	0.44%	238,093
2010	10.802950	11.961462	10.72%	239,048
2009	8.643902	10.802950	24.98%	235,398
2008	13.792038	8.643902	-37.33%	247,395
2007	11.147251	13.792038	20.88%	248,460
2006	10.790246	11.147251	3.31%	209,793
2005	9.863176	10.790246	9.40%	204,441
2004*	10.000000	9.863176	-1.37%	126,272
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.004938	15.534200	3.53%	178,352
2010	13.282870	15.004938	12.96%	161,181
2009	9.223832	13.282870	44.01%	140,877
2008	11.995987	9.223832	-23.11%	104,643
2007	11.744848	11.995987	2.14%	131,809
2006	10.829687	11.744848	8.45%	92,505
2005	10.737584	10.829687	0.86%	71,872
2004*	10.000000	10.737584	7.38%	43,025
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.631973	12.392652	-15.30%	73,551
2010	13.039502	14.631973	12.21%	79,022
2009	9.679962	13.039502	34.71%	91,826
2008	17.046789	9.679962	-43.22%	83,507
2007	15.775822	17.046789	8.06%	103,184
2006	12.374769	15.775822	27.48%	92,833
2005	11.318339	12.374769	9.33%	69,156
2004*	10.000000	11.318339	13.18%	23,131

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.008985	12.769396	-8.85%	68,205
2010	12.408904	14.008985	12.89%	83,584
2009	9.943223	12.408904	24.80%	85,365
2008	17.475632	9.943223	-43.10%	82,023
2007	14.650514	17.475632	19.28%	100,316
2006	12.311824	14.650514	19.00%	72,876
2005	10.747252	12.311824	14.56%	39,617
2004*	10.000000	10.747252	7.47%	23,213
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.102344	1.02%	16,151
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.983750	12.788908	-8.54%	43,125
2010	10.094030	13.983750	38.53%	43,145
2009	7.264117	10.094030	38.96%	32,601
2008	14.214083	7.264117	-48.89%	30,943
2007	13.573226	14.214083	4.72%	36,774
2006	12.292790	13.573226	10.42%	33,871
2005	10.340546	12.292790	18.88%	31,234
2004*	10.000000	10.340546	3.41%	13,189
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.659959	15.315844	-2.20%	71,047
2010	12.103027	15.659959	29.39%	75,607
2009	8.390709	12.103027	44.24%	74,910
2008	13.378526	8.390709	-37.28%	63,393
2007	12.080134	13.378526	10.75%	55,974
2006	11.314133	12.080134	6.77%	46,152
2005*	10.000000	11.314133	13.14%	16,307
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.355525	10.187163	-1.63%	100,848
2010	10.521340	10.355525	-1.58%	52,062
2009	10.589980	10.521340	-0.65%	51,551
2008	10.537464	10.589980	0.50%	120,342
2007	10.242423	10.537464	2.88%	59,957
2006	9.982757	10.242423	2.60%	53,023
2005	9.903189	9.982757	0.80%	8,247
2004*	10.000000	9.903189	-0.97%	4,550
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.353281	9.759976	-5.73%	93,305
2010	9.111929	10.353281	13.62%	113,647
2009	7.512961	9.111929	21.28%	111,269
2008*	10.000000	7.512961	-24.87%	39,034
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.495839	10.400542	-0.91%	126,345
2010	9.756898	10.495839	7.57%	56,956
2009	8.782873	9.756898	11.09%	36,266
2008*	10.000000	8.782873	-12.17%	40,011

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.297844	9.980466	-3.08%	621,634
2010	9.296423	10.297844	10.77%	474,946
2009	8.013596	9.296423	16.01%	247,694
2008*	10.000000	8.013596	-19.86%	73,270
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.580379	10.092203	-4.61%	634,646
2010	9.398496	10.580379	12.58%	323,348
2009	7.916928	9.398496	18.71%	207,513
2008*	10.000000	7.916928	-20.83%	76,056
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.504184	10.331088	-1.65%	303,613
2010	9.624541	10.504184	9.14%	233,602
2009	8.500417	9.624541	13.22%	113,796
2008*	10.000000	8.500417	-15.00%	54,345
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.753831	14.204912	3.28%	44,495
2010	10.881962	13.753831	26.39%	50,975
2009	8.950414	10.881962	21.58%	39,994
2008	14.228624	8.950414	-37.10%	38,395
2007	17.238217	14.228624	-17.46%	40,845
2006	13.472997	17.238217	27.95%	56,536
2005	12.359706	13.472997	9.01%	27,510
2004*	10.000000	12.359706	23.60%	6,968
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.345512	15.149078	-7.32%	151,263
2010	14.739711	16.345512	10.89%	145,512
2009	10.419098	14.739711	41.47%	138,202
2008	16.025035	10.419098	-34.98%	128,707
2007	13.102513	16.025035	22.31%	157,698
2006	12.349507	13.102513	6.10%	124,101
2005	10.709265	12.349507	15.32%	120,803
2004*	10.000000	10.709265	7.09%	51,692
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.702098	12.047479	-12.08%	74,421
2010	10.812510	13.702098	26.72%	78,629
2009	8.160393	10.812510	32.50%	75,999
2008	13.642092	8.160393	-40.18%	63,723
2007	12.220439	13.642092	11.63%	70,712
2006	11.827235	12.220439	3.32%	60,152
2005	10.652666	11.827235	11.03%	66,464
2004*	10.000000	10.652666	6.53%	36,363

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.709568	11.759326	-14.23%	56,545
2010	11.026783	13.709568	24.33%	62,693
2009	8.681389	11.026783	27.02%	58,518
2008	11.950013	8.681389	-27.35%	69,025
2007	12.675128	11.950013	-5.72%	85,173
2006	11.029344	12.675128	14.92%	78,622
2005	10.767029	11.029344	2.44%	71,680
2004*	10.000000	10.767029	7.67%	45,978
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.044189	10.979032	-8.84%	97,115
2010	10.316197	12.044189	16.75%	102,518
2009	8.282642	10.316197	24.55%	100,993
2008	12.724572	8.282642	-34.91%	116,058
2007	12.698426	12.724572	0.21%	129,210
2006	11.046138	12.698426	14.96%	123,636
2005	10.755200	11.046138	2.71%	128,205
2004*	10.000000	10.755200	7.55%	84,756
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.639511	8.163180	-5.51%	0
2010	7.663303	8.639511	12.74%	0
2009	6.125419	7.663303	25.11%	0
2008	9.861767	6.125419	-37.89%	0
2007*	10.000000	9.861767	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
2009*	10.000000	11.511714	15.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.298836	12.957463	-2.57%	7,478
2010	12.069770	13.298836	10.18%	2,195
2009*	10.000000	12.069770	20.70%	2,215
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.482535	10.612139	1.24%	7,218
2010	10.065249	10.482535	4.15%	1,545
2009	9.381805	10.065249	7.28%	0
2008	10.150568	9.381805	-7.57%	0
2007*	10.000000	10.150568	1.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.650865	9.488123	-1.69%	77,328
2010	8.847150	9.650865	9.08%	88,595
2009	7.550709	8.847150	17.17%	78,968
2008	9.996180	7.550709	-24.46%	64,418
2007*	10.000000	9.996180	-0.04%	40,917

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.103627	8.763311	-3.74%	100,322
2010	8.203416	9.103627	10.97%	99,844
2009	6.705416	8.203416	22.34%	98,873
2008	9.937583	6.705416	-32.52%	96,839
2007*	10.000000	9.937583	-0.62%	99,449
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.135718	10.174457	0.38%	29,528
2010	9.496897	10.135718	6.73%	38,919
2009	8.428856	9.496897	12.67%	24,732
2008	10.087968	8.428856	-16.45%	17,841
2007*	10.000000	10.087968	0.88%	11,981

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.241746	19.376587	-8.78%	7,414
2010	19.883869	21.241746	6.83%	7,464
2009	16.176082	19.883869	22.92%	7,327
2008	22.176381	16.176082	-27.06%	7,682
2007	15.655484	22.176381	41.65%	8,824
2006	13.254788	15.655484	18.11%	2,413
2005	10.849605	13.254788	22.17%	0
2004*	10.000000	10.849605	8.50%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.116446	13.321175	1.56%	1,601
2010	11.393851	13.116446	15.12%	1,662
2009	10.236980	11.393851	11.30%	1,709
2008	13.181995	10.236980	-22.34%	1,727
2007	11.798734	13.181995	11.72%	906
2006	10.792309	11.798734	9.33%	907
2005	10.454222	10.792309	3.23%	0
2004*	10.000000	10.454222	4.54%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.597464	12.233999	5.49%	6,593
2010	11.125991	11.597464	4.24%	6,165
2009	10.561748	11.125991	5.34%	4,861
2008	10.710986	10.561748	-1.39%	6,476
2007	10.312580	10.710986	3.86%	9,138
2006	10.063376	10.312580	2.48%	541
2005	10.074295	10.063376	-0.11%	0
2004*	10.000000	10.074295	0.74%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.734803	13.726265	-0.06%	990
2010	11.557247	13.734803	18.84%	1,053
2009	9.479855	11.557247	21.91%	1,137
2008	14.784757	9.479855	-35.88%	1,017
2007	13.191326	14.784757	12.08%	2,393
2006	11.470368	13.191326	15.00%	757
2005	10.704103	11.470368	7.16%	0
2004*	10.000000	10.704103	7.04%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.945638	12.129156	-6.31%	7,847
2010	11.316655	12.945638	14.39%	7,877
2009	9.765921	11.316655	15.88%	7,689
2008	15.502843	9.765921	-37.01%	6,869
2007	13.513483	15.502843	14.72%	7,007
2006	11.859263	13.513483	13.95%	429
2005	10.672988	11.859263	11.11%	0
2004*	10.000000	10.672988	6.73%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.007318	10.731773	-10.62%	2,041
2010	10.015701	12.007318	19.88%	2,177
2009	7.252869	10.015701	38.09%	2,065
2008	13.701387	7.252869	-47.06%	1,581
2007	9.213342	13.701387	48.71%	2,065
2006*	10.000000	9.213342	-7.87%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.829856	-1.70%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.839098	12.230970	-22.78%	3,844
2010	13.764038	15.839098	15.08%	4,245
2009	8.063765	13.764038	70.69%	4,171
2008	21.286548	8.063765	-62.12%	3,194
2007	15.091398	21.286548	41.05%	4,417
2006	12.233048	15.091398	23.37%	1,634
2005*	10.000000	12.233048	22.33%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.919938	11.966540	0.39%	524
2010	10.770925	11.919938	10.67%	536
2009	8.622659	10.770925	24.91%	547
2008	13.765168	8.622659	-37.36%	480
2007	11.131228	13.765168	20.82%	2,306
2006	10.780205	11.131228	3.26%	530
2005	9.858991	10.780205	9.34%	0
2004*	10.000000	9.858991	-1.41%	0
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.952877	15.472469	3.47%	4,152
2010	13.243517	14.952877	12.91%	4,077
2009	9.201179	13.243517	43.93%	4,325
2008	11.972626	9.201179	-23.15%	5,134
2007	11.727972	11.972626	2.09%	5,914
2006	10.819604	11.727972	8.40%	0
2005	10.733033	10.819604	0.81%	0
2004*	10.000000	10.733033	7.33%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.581238	12.343398	-15.35%	3,773
2010	13.000898	14.581238	12.16%	3,926
2009	9.656203	13.000898	34.64%	3,737
2008	17.013612	9.656203	-43.24%	3,449
2007	15.753171	17.013612	8.00%	3,925
2006	12.363265	15.753171	27.42%	623
2005	11.313543	12.363265	9.28%	0
2004*	10.000000	11.313543	13.14%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.960390	12.718636	-8.89%	319
2010	12.372149	13.960390	12.84%	367
2009	9.918819	12.372149	24.73%	375
2008	17.441639	9.918819	-43.13%	293
2007	14.629487	17.441639	19.22%	1,108
2006	12.300381	14.629487	18.94%	0
2005	10.742710	12.300381	14.50%	0
2004*	10.000000	10.742710	7.43%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.098934	0.99%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.935222	12.738057	-8.59%	0
2010	10.064114	13.935222	38.46%	0
2009	7.246271	10.064114	38.89%	0
2008	14.186393	7.246271	-48.92%	0
2007	13.553719	14.186393	4.67%	0
2006	12.281355	13.553719	10.36%	0
2005	10.336158	12.281355	18.82%	0
2004*	10.000000	10.336158	3.36%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.615560	15.264667	-2.25%	886
2010	12.074847	15.615560	29.32%	991
2009	8.375425	12.074847	44.17%	1,138
2008	13.360973	8.375425	-37.31%	1,151
2007	12.070453	13.360973	10.69%	1,580
2006	11.310791	12.070453	6.72%	687
2005*	10.000000	11.310791	13.11%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.318731	10.145819	-1.68%	308
2010	10.489287	10.318731	-1.63%	275
2009	10.563087	10.489287	-0.70%	230
2008	10.516050	10.563087	0.45%	0
2007	10.226837	10.516050	2.83%	0
2006	9.972621	10.226837	2.55%	0
2005	9.898154	9.972621	0.75%	0
2004*	10.000000	9.898154	-1.02%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.338365	9.740965	-5.78%	9,158
2010	9.103425	10.338365	13.57%	9,410
2009	7.509769	9.103425	21.22%	9,636
2008*	10.000000	7.509769	-24.90%	9,700
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.480733	10.380307	-0.96%	7,740
2010	9.747811	10.480733	7.52%	7,950
2009	8.779155	9.747811	11.03%	8,138
2008*	10.000000	8.779155	-12.21%	8,193

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.283022	9.961053	-3.13%	8,538
2010	9.287757	10.283022	10.72%	8,771
2009	8.010187	9.287757	15.95%	8,981
2008*	10.000000	8.010187	-19.90%	9,041
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.565124	10.072539	-4.66%	8,671
2010	9.389714	10.565124	12.52%	8,908
2009	7.913563	9.389714	18.65%	9,122
2008*	10.000000	7.913563	-20.86%	9,183
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.489066	10.310988	-1.70%	8,016
2010	9.615569	10.489066	9.08%	8,234
2009	8.496801	9.615569	13.17%	8,430
2008*	10.000000	8.496801	-15.03%	8,486
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.708993	14.151433	3.23%	1,949
2010	10.851996	13.708993	26.33%	1,951
2009	8.930324	10.851996	21.52%	2,463
2008	14.203946	8.930324	-37.13%	1,838
2007	17.217135	14.203946	-17.50%	1,721
2006	13.463339	17.217135	27.88%	636
2005	12.357120	13.463339	8.95%	0
2004*	10.000000	12.357120	23.57%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.288814	15.088867	-7.37%	3,482
2010	14.696051	16.288814	10.84%	3,496
2009	10.393511	14.696051	41.40%	3,680
2008	15.993844	10.393511	-35.02%	3,973
2007	13.083691	15.993844	22.24%	3,850
2006	12.338022	13.083691	6.04%	695
2005	10.704721	12.338022	15.26%	0
2004*	10.000000	10.704721	7.05%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.654551	11.999573	-12.12%	3,396
2010	10.780469	13.654551	26.66%	3,602
2009	8.140342	10.780469	32.43%	3,934
2008	13.615513	8.140342	-40.21%	3,994
2007	12.202871	13.615513	11.58%	3,645
2006	11.816235	12.202871	3.27%	216
2005	10.648149	11.816235	10.97%	0
2004*	10.000000	10.648149	6.48%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.662006	11.712577	-14.27%	0
2010	10.994114	13.662006	24.27%	0
2009	8.660071	10.994114	26.95%	0
2008	11.926743	8.660071	-27.39%	0
2007	12.656919	11.926743	-5.77%	0
2006	11.019082	12.656919	14.86%	0
2005	10.762459	11.019082	2.38%	0
2004*	10.000000	10.762459	7.62%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.002398	10.935386	-8.89%	2,540
2010	10.285625	12.002398	16.69%	2,439
2009	8.262289	10.285625	24.49%	2,665
2008	12.699784	8.262289	-34.94%	2,516
2007	12.680167	12.699784	0.15%	2,064
2006	11.035850	12.680167	14.90%	478
2005	10.750637	11.035850	2.65%	0
2004*	10.000000	10.750637	7.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.623393	8.143812	-5.56%	0
2010	7.652889	8.623393	12.68%	0
2009	6.120205	7.652889	25.04%	0
2008	9.858408	6.120205	-37.92%	0
2007*	10.000000	9.858408	-1.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.422474	12.319785	-0.83%	0
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.287558	12.939906	-2.62%	0
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.462978	10.586969	1.19%	0
2010	10.051594	10.462978	4.09%	0
2009	9.373847	10.051594	7.23%	0
2008	10.147119	9.373847	-7.62%	0
2007*	10.000000	10.147119	1.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.632878	9.465635	-1.74%	0
2010	8.835148	9.632878	9.03%	0
2009	7.544302	8.835148	17.11%	0
2008	9.992781	7.544302	-24.50%	0
2007*	10.000000	9.992781	-0.07%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.086654	8.742529	-3.79%	0
2010	8.192274	9.086654	10.92%	0
2009	6.699726	8.192274	22.28%	0
2008	9.934209	6.699726	-32.56%	0
2007*	10.000000	9.934209	-0.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.116822	10.150334	0.33%	0
2010	9.484013	10.116822	6.67%	0
2009	8.421700	9.484013	12.61%	0
2008	10.084545	8.421700	-16.49%	0
2007*	10.000000	10.084545	0.85%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.168064	19.299571	-8.83%	338,445
2010	19.824976	21.168064	6.77%	419,765
2009	16.136375	19.824976	22.86%	425,876
2008	22.133217	16.136375	-27.09%	427,583
2007	15.633000	22.133217	41.58%	426,750
2006	13.242455	15.633000	18.05%	349,728
2005	10.844998	13.242455	22.11%	283,573
2004*	10.000000	10.844998	8.45%	156,695
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.070918	13.268200	1.51%	142,648
2010	11.360072	13.070918	15.06%	151,632
2009	10.211826	11.360072	11.24%	150,863
2008	13.156300	10.211826	-22.38%	155,529
2007	11.781759	13.156300	11.67%	191,730
2006	10.782248	11.781759	9.27%	209,852
2005	10.449787	10.782248	3.18%	210,763
2004*	10.000000	10.449787	4.50%	124,115
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.557238	12.185366	5.43%	271,442
2010	11.093031	11.557238	4.18%	262,607
2009	10.535809	11.093031	5.29%	212,835
2008	10.690109	10.535809	-1.44%	210,915
2007	10.297745	10.690109	3.81%	180,724
2006	10.054002	10.297745	2.42%	101,490
2005	10.070023	10.054002	-0.16%	102,825
2004*	10.000000	10.070023	0.70%	58,894
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.687127	13.671662	-0.11%	208,442
2010	11.522982	13.687127	18.78%	229,821
2009	9.456557	11.522982	21.85%	235,752
2008	14.755950	9.456557	-35.91%	268,082
2007	13.172355	14.755950	12.02%	285,734
2006	11.459681	13.172355	14.95%	277,792
2005	10.699556	11.459681	7.10%	270,825
2004*	10.000000	10.699556	7.00%	154,738
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.900728	12.080947	-6.35%	136,901
2010	11.283125	12.900728	14.34%	187,632
2009	9.741936	11.283125	15.82%	208,064
2008	15.472662	9.741936	-37.04%	230,831
2007	13.494067	15.472662	14.66%	225,897
2006	11.848218	13.494067	13.89%	186,161
2005	10.668454	11.848218	11.06%	147,185
2004*	10.000000	10.668454	6.68%	89,554

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.978810	10.700849	-10.67%	40,901
2010	9.997008	11.978810	19.82%	35,857
2009	7.243020	9.997008	38.02%	40,288
2008	13.689761	7.243020	-47.09%	39,901
2007	9.210232	13.689761	48.64%	38,063
2006*	10.000000	9.210232	-7.90%	22,229
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.826537	-1.73%	1,952
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.794187	12.190087	-22.82%	93,080
2010	13.731983	15.794187	15.02%	97,800
2009	8.049072	13.731983	70.60%	105,787
2008	21.258617	8.049072	-62.14%	94,815
2007	15.079307	21.258617	40.98%	101,356
2006	12.229450	15.079307	23.30%	55,536
2005*	10.000000	12.229450	22.29%	19,980
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.878574	11.918953	0.34%	264,748
2010	10.738995	11.878574	10.61%	353,625
2009	8.601475	10.738995	24.85%	390,809
2008	13.738354	8.601475	-37.39%	453,064
2007	11.115227	13.738354	20.76%	494,754
2006	10.770164	11.115227	3.20%	535,974
2005	9.854811	10.770164	9.29%	570,595
2004*	10.000000	9.854811	-1.45%	403,720
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.901024	15.410984	3.42%	159,314
2010	13.204305	14.901024	12.85%	188,345
2009	9.178588	13.204305	43.86%	165,758
2008	11.949304	9.178588	-23.19%	135,054
2007	11.711105	11.949304	2.03%	128,992
2006	10.809529	11.711105	8.34%	103,108
2005	10.728483	10.809529	0.76%	87,538
2004*	10.000000	10.728483	7.28%	35,360
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.530610	12.294300	-15.39%	63,725
2010	12.962342	14.530610	12.10%	73,426
2009	9.632472	12.962342	34.57%	71,851
2008	16.980463	9.632472	-43.27%	68,165
2007	15.730525	16.980463	7.95%	68,442
2006	12.351758	15.730525	27.35%	48,395
2005	11.308752	12.351758	9.22%	28,349
2004*	10.000000	11.308752	13.09%	12,521

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.911949	12.668070	-8.94%	69,212
2010	12.335473	13.911949	12.78%	80,495
2009	9.894443	12.335473	24.67%	88,368
2008	17.407648	9.894443	-43.16%	85,259
2007	14.608443	17.407648	19.16%	87,403
2006	12.288922	14.608443	18.87%	58,078
2005	10.738149	12.288922	14.44%	27,153
2004*	10.000000	10.738149	7.38%	14,246
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.095534	0.96%	737
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.886872	12.687418	-8.64%	34,018
2010	10.034283	13.886872	38.39%	40,869
2009	7.228469	10.034283	38.82%	31,992
2008	14.158773	7.228469	-48.95%	34,426
2007	13.534240	14.158773	4.61%	42,167
2006	12.269927	13.534240	10.30%	30,788
2005	10.331777	12.269927	18.76%	28,477
2004*	10.000000	10.331777	3.32%	17,508
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.571250	15.213627	-2.30%	72,727
2010	12.046692	15.571250	29.26%	80,444
2009	8.360150	12.046692	44.10%	80,048
2008	13.343410	8.360150	-37.35%	75,691
2007	12.060759	13.343410	10.63%	73,342
2006	11.307455	12.060759	6.66%	55,555
2005*	10.000000	11.307455	13.07%	14,347
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.282047	10.104625	-1.73%	45,245
2010	10.457315	10.282047	-1.68%	43,080
2009	10.536250	10.457315	-0.75%	72,138
2008	10.494670	10.536250	0.40%	90,088
2007	10.211267	10.494670	2.78%	52,492
2006	9.962493	10.211267	2.50%	69,673
2005	9.893120	9.962493	0.70%	25,944
2004*	10.000000	9.893120	-1.04%	11,736
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.323461	9.721992	-5.83%	22,149
2010	9.094926	10.323461	13.51%	25,974
2009	7.506569	9.094926	21.16%	26,068
2008*	10.000000	7.506569	-24.93%	26,171
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.465598	10.360061	-1.01%	14,338
2010	9.738679	10.465598	7.46%	16,071
2009	8.775405	9.738679	10.98%	4,428
2008*	10.000000	8.775405	-12.25%	2,980

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.268188	9.941633	-3.18%	332,867
2010	9.279077	10.268188	10.66%	178,973
2009	8.006784	9.279077	15.89%	147,415
2008*	10.000000	8.006784	-19.93%	78,948
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.549878	10.052892	-4.71%	313,770
2010	9.380936	10.549878	12.46%	163,001
2009	7.910188	9.380936	18.59%	60,162
2008*	10.000000	7.910188	-20.90%	27,162
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.473936	10.290891	-1.75%	36,738
2010	9.606580	10.473936	9.03%	40,072
2009	8.493176	9.606580	13.11%	30,205
2008*	10.000000	8.493176	-15.07%	7,467
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.664319	14.098154	3.17%	41,079
2010	10.822120	13.664319	26.26%	33,493
2009	8.910273	10.822120	21.46%	31,488
2008	14.179316	8.910273	-37.16%	39,830
2007	17.196075	14.179316	-17.54%	38,848
2006	13.453700	17.196075	27.82%	43,152
2005	12.354526	13.453700	8.90%	26,744
2004*	10.000000	12.354526	23.55%	7,304
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.232307	15.028880	-7.41%	113,769
2010	14.652511	16.232307	10.78%	115,178
2009	10.367994	14.652511	41.32%	108,117
2008	15.962703	10.367994	-35.05%	103,860
2007	13.064891	15.962703	22.18%	119,996
2006	12.326552	13.064891	5.99%	92,209
2005	10.700187	12.326552	15.20%	73,445
2004*	10.000000	10.700187	7.00%	35,530
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.607148	11.951846	-12.16%	60,855
2010	10.748503	13.607148	26.60%	72,471
2009	8.120337	10.748503	32.37%	58,772
2008	13.588971	8.120337	-40.24%	60,249
2007	12.185314	13.588971	11.52%	72,418
2006	11.805225	12.185314	3.22%	66,419
2005	10.643628	11.805225	10.91%	45,622
2004*	10.000000	10.643628	6.44%	27,208

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.614577	11.665984	-14.31%	39,044
2010	10.961513	13.614577	24.20%	44,710
2009	8.638788	10.961513	26.89%	35,272
2008	11.903494	8.638788	-27.43%	38,180
2007	12.638716	11.903494	-5.82%	39,624
2006	11.008824	12.638716	14.81%	46,192
2005	10.757894	11.008824	2.33%	51,041
2004*	10.000000	10.757894	7.58%	21,866
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.960738	10.891894	-8.94%	141,519
2010	10.255141	11.960738	16.63%	186,701
2009	8.241999	10.255141	24.43%	198,043
2008	12.675047	8.241999	-34.97%	253,574
2007	12.661946	12.675047	0.10%	262,529
2006	11.025583	12.661946	14.84%	273,723
2005	10.746076	11.025583	2.60%	289,709
2004*	10.000000	10.746076	7.46%	221,769
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.607329	8.124507	-5.61%	0
2010	7.642519	8.607329	12.62%	0
2009	6.115019	7.642519	24.98%	2,098
2008	9.855066	6.115019	-37.95%	0
2007*	10.000000	9.855066	-1.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.411964	12.303112	-0.88%	757
2010	11.503903	12.411964	7.89%	758
2009*	10.000000	11.503903	15.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.276309	12.922393	-2.67%	0
2010	12.061576	13.276309	10.07%	0
2009*	10.000000	12.061576	20.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.443473	10.561864	1.13%	6,768
2010	10.037949	10.443473	4.04%	6,768
2009	9.365889	10.037949	7.18%	6,768
2008	10.143666	9.365889	-7.67%	0
2007*	10.000000	10.143666	1.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.614905	9.443182	-1.79%	65,160
2010	8.823144	9.614905	8.97%	65,996
2009	7.537884	8.823144	17.05%	28,510
2008	9.989376	7.537884	-24.54%	21,941
2007*	10.000000	9.989376	-0.11%	7,226

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.069692	8.721778	-3.84%	30,399
2010	8.181144	9.069692	10.86%	30,708
2009	6.694024	8.181144	22.22%	44,501
2008	9.930826	6.694024	-32.59%	37,712
2007*	10.000000	9.930826	-0.69%	11,284
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.097963	10.126280	0.28%	1,590
2010	9.471147	10.097963	6.62%	5,141
2009	8.414561	9.471147	12.56%	6,233
2008	10.081119	8.414561	-16.53%	4,633
2007*	10.000000	10.081119	0.81%	1,157

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.094589	19.222816	-8.87%	13,531
2010	19.766216	21.094589	6.72%	17,156
2009	16.096726	19.766216	22.80%	19,501
2008	22.090088	16.096726	-27.13%	23,773
2007	15.610523	22.090088	41.51%	24,591
2006	13.230130	15.610523	17.99%	21,934
2005	10.840403	13.230130	22.04%	20,227
2004*	10.000000	10.840403	8.40%	14,327
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.025555	13.215443	1.46%	7,481
2010	11.326411	13.025555	15.00%	12,253
2009	10.186750	11.326411	11.19%	13,438
2008	13.130677	10.186750	-22.42%	14,862
2007	11.764827	13.130677	11.61%	14,952
2006	10.772217	11.764827	9.21%	14,971
2005	10.445365	10.772217	3.13%	22,626
2004*	10.000000	10.445365	4.45%	9,812
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.517115	12.136901	5.38%	4,848
2010	11.060142	11.517115	4.13%	8,571
2009	10.509927	11.060142	5.24%	6,257
2008	10.669280	10.509927	-1.49%	10,961
2007	10.282954	10.669280	3.76%	11,592
2006	10.044654	10.282954	2.37%	9,555
2005	10.065754	10.044654	-0.21%	7,503
2004*	10.000000	10.065754	0.66%	6,844
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.639629	13.617307	-0.16%	18,006
2010	11.488828	13.639629	18.72%	20,523
2009	9.433325	11.488828	21.79%	19,689
2008	14.727212	9.433325	-35.95%	22,102
2007	13.153430	14.727212	11.96%	22,989
2006	11.449027	13.153430	14.89%	23,336
2005	10.695027	11.449027	7.05%	25,014
2004*	10.000000	10.695027	6.95%	19,844
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.855926	12.032871	-6.40%	5,288
2010	11.249657	12.855926	14.28%	7,200
2009	9.717993	11.249657	15.76%	6,980
2008	15.442506	9.717993	-37.07%	8,211
2007	13.474667	15.442506	14.60%	8,784
2006	11.837187	13.474667	13.83%	8,867
2005	10.663933	11.837187	11.00%	7,059
2004*	10.000000	10.663933	6.64%	5,553

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.950360	10.670000	-10.71%	0
2010	9.978349	11.950360	19.76%	0
2009	7.233179	9.978349	37.95%	0
2008	13.678145	7.233179	-47.12%	0
2007	9.207116	13.678145	48.56%	0
2006*	10.000000	9.207116	-7.93%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.823217	-1.77%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.749294	12.149259	-22.86%	0
2010	13.699923	15.749294	14.96%	136
2009	8.034380	13.699923	70.52%	137
2008	21.230671	8.034380	-62.16%	137
2007	15.067189	21.230671	40.91%	137
2006	12.225828	15.067189	23.24%	137
2005*	10.000000	12.225828	22.26%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.837365	11.871578	0.29%	35,999
2010	10.707179	11.837365	10.56%	52,345
2009	8.580350	10.707179	24.79%	55,631
2008	13.711597	8.580350	-37.42%	56,707
2007	11.099249	13.711597	20.70%	65,192
2006	10.760148	11.099249	3.15%	70,454
2005	9.850644	10.760148	9.23%	88,238
2004*	10.000000	9.850644	-1.49%	82,218
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.849276	15.349668	3.37%	919
2010	13.165149	14.849276	12.79%	448
2009	9.156035	13.165149	43.79%	449
2008	11.926016	9.156035	-23.23%	449
2007	11.694263	11.926016	1.98%	450
2006	10.799469	11.694263	8.29%	451
2005	10.723941	10.799469	0.70%	0
2004*	10.000000	10.723941	7.24%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.480174	12.245392	-15.43%	0
2010	12.923909	14.480174	12.04%	0
2009	9.608798	12.923909	34.50%	0
2008	16.947363	9.608798	-43.30%	0
2007	15.707900	16.947363	7.89%	0
2006	12.340254	15.707900	27.29%	0
2005	11.303958	12.340254	9.17%	0
2004*	10.000000	11.303958	13.04%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.863658	12.617690	-8.99%	0
2010	12.298901	13.863658	12.72%	0
2009	9.870127	12.298901	24.61%	0
2008	17.373728	9.870127	-43.19%	0
2007	14.587436	17.373728	19.10%	0
2006	12.277482	14.587436	18.81%	0
2005	10.733590	12.277482	14.38%	0
2004*	10.000000	10.733590	7.34%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.092123	0.92%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.838622	12.636899	-8.68%	0
2010	10.004511	13.838622	38.32%	0
2009	7.210688	10.004511	38.75%	0
2008	14.131155	7.210688	-48.97%	0
2007	13.514765	14.131155	4.56%	0
2006	12.258504	13.514765	10.25%	0
2005	10.327389	12.258504	18.70%	0
2004*	10.000000	10.327389	3.27%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.527086	15.162773	-2.35%	0
2010	12.018634	15.527086	29.19%	74
2009	8.344923	12.018634	44.02%	74
2008	13.325893	8.344923	-37.38%	74
2007	12.051086	13.325893	10.58%	75
2006	11.304117	12.051086	6.61%	75
2005*	10.000000	11.304117	13.04%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.245471	10.063570	-1.78%	2,267
2010	10.425423	10.245471	-1.73%	2,955
2009	10.509467	10.425423	-0.80%	18,539
2008	10.473324	10.509467	0.35%	3,349
2007	10.195714	10.473324	2.72%	589
2006	9.952370	10.195714	2.45%	590
2005	9.888086	9.952370	0.65%	0
2004*	10.000000	9.888086	-1.12%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.308571	9.703020	-5.87%	0
2010	9.086419	10.308571	13.45%	0
2009	7.503371	9.086419	21.10%	0
2008*	10.000000	7.503371	-24.97%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.450513	10.339872	-1.06%	0
2010	9.729589	10.450513	7.41%	0
2009	8.771673	9.729589	10.92%	0
2008*	10.000000	8.771673	-12.28%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.253371	9.922244	-3.23%	0
2010	9.270396	10.253371	10.60%	0
2009	8.003363	9.270396	15.83%	0
2008*	10.000000	8.003363	-19.97%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.534677	10.033309	-4.76%	0
2010	9.372177	10.534677	12.40%	0
2009	7.906812	9.372177	18.53%	0
2008*	10.000000	7.906812	-20.93%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.458814	10.270811	-1.80%	0
2010	9.597598	10.458814	8.97%	0
2009	8.489561	9.597598	13.05%	0
2008*	10.000000	8.489561	-15.10%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.619767	14.045059	3.12%	0
2010	10.792324	13.619767	26.20%	0
2009	8.890277	10.792324	21.39%	0
2008	14.154722	8.890277	-37.19%	0
2007	17.175049	14.154722	-17.59%	0
2006	13.444055	17.175049	27.75%	0
2005	12.351936	13.444055	8.84%	0
2004*	10.000000	12.351936	23.52%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.175927	14.969078	-7.46%	1,379
2010	14.609041	16.175927	10.73%	1,379
2009	10.342497	14.609041	41.25%	1,379
2008	15.931564	10.342497	-35.08%	1,379
2007	13.046076	15.931564	22.12%	1,379
2006	12.315049	13.046076	5.94%	1,379
2005	10.695639	12.315049	15.14%	1,379
2004*	10.000000	10.695639	6.96%	1,379
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.559891	11.904282	-12.21%	1,554
2010	10.716623	13.559891	26.53%	1,554
2009	8.100379	10.716623	32.30%	1,620
2008	13.562493	8.100379	-40.27%	1,621
2007	12.167795	13.562493	11.46%	1,622
2006	11.794236	12.167795	3.17%	1,623
2005	10.639112	11.794236	10.86%	1,624
2004*	10.000000	10.639112	6.39%	1,625

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.567294	11.619568	-14.36%	199
2010	10.929001	13.567294	24.14%	2,172
2009	8.617549	10.929001	26.82%	265
2008	11.880302	8.617549	-27.46%	266
2007	12.620544	11.880302	-5.87%	266
2006	10.998567	12.620544	14.75%	267
2005	10.753333	10.998567	2.28%	268
2004*	10.000000	10.753333	7.53%	269
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.919184	10.848533	-8.98%	18,454
2010	10.224701	11.919184	16.57%	20,514
2009	8.221721	10.224701	24.36%	20,954
2008	12.650327	8.221721	-35.01%	26,180
2007	12.643728	12.650327	0.05%	33,088
2006	11.015308	12.643728	14.78%	33,648
2005	10.741527	11.015308	2.55%	33,693
2004*	10.000000	10.741527	7.42%	30,560
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.591265	8.105218	-5.66%	0
2010	7.632136	8.591265	12.57%	0
2009	6.109821	7.632136	24.92%	0
2008	9.851715	6.109821	-37.98%	0
2007*	10.000000	9.851715	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.424008	10.536836	1.08%	0
2010	10.024340	10.424008	3.99%	0
2009	9.357940	10.024340	7.12%	0
2008	10.140218	9.357940	-7.71%	0
2007*	10.000000	10.140218	1.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.596956	9.420763	-1.84%	0
2010	8.811163	9.596956	8.92%	0
2009	7.531483	8.811163	16.99%	0
2008	9.985979	7.531483	-24.58%	0
2007*	10.000000	9.985979	-0.14%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.052766	8.701080	-3.88%	0
2010	8.170033	9.052766	10.80%	0
2009	6.688333	8.170033	22.15%	0
2008	9.927441	6.688333	-32.63%	0
2007*	10.000000	9.927441	-0.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.079117	10.102245	0.23%	0
2010	9.458287	10.079117	6.56%	0
2009	8.407406	9.458287	12.50%	0
2008	10.077679	8.407406	-16.57%	0
2007*	10.000000	10.077679	0.78%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.021358	19.146343	-8.92%	1,012,945
2010	19.707613	21.021358	6.67%	1,182,418
2009	16.057183	19.707613	22.73%	1,314,202
2008	22.047061	16.057183	-27.17%	1,393,675
2007	15.588082	22.047061	41.44%	1,260,311
2006	13.217823	15.588082	17.93%	903,484
2005	10.835813	13.217823	21.98%	312,465
2004*	10.000000	10.835813	8.36%	31,094
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.980315	13.162850	1.41%	232,764
2010	11.292808	12.980315	14.94%	254,956
2009	10.161694	11.292808	11.13%	272,589
2008	13.105070	10.161694	-22.46%	295,243
2007	11.747896	13.105070	11.55%	258,149
2006	10.762180	11.747896	9.16%	188,996
2005	10.440925	10.762180	3.08%	90,287
2004*	10.000000	10.440925	4.41%	24,241
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.477099	12.088597	5.33%	298,891
2010	11.027337	11.477099	4.08%	358,945
2009	10.484086	11.027337	5.18%	256,544
2008	10.648471	10.484086	-1.54%	280,514
2007	10.268144	10.648471	3.70%	264,117
2006	10.035288	10.268144	2.32%	133,087
2005	10.061487	10.035288	-0.26%	76,430
2004*	10.000000	10.061487	0.61%	12,667
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.592219	13.563086	-0.21%	498,631
2010	11.454727	13.592219	18.66%	553,669
2009	9.410117	11.454727	21.73%	639,237
2008	14.698474	9.410117	-35.98%	673,148
2007	13.134476	14.698474	11.91%	644,668
2006	11.438337	13.134476	14.83%	485,943
2005	10.690476	11.438337	7.00%	234,209
2004*	10.000000	10.690476	6.90%	22,845
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.811286	11.984997	-6.45%	427,240
2010	11.216300	12.811286	14.22%	482,577
2009	9.694109	11.216300	15.70%	537,339
2008	15.412418	9.694109	-37.10%	559,008
2007	13.455298	15.412418	14.55%	523,014
2006	11.826181	13.455298	13.78%	363,355
2005	10.659419	11.826181	10.95%	145,592
2004*	10.000000	10.659419	6.59%	9,637

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.921965	10.639249	-10.76%	55,381
2010	9.959699	11.921965	19.70%	56,256
2009	7.223338	9.959699	37.88%	55,853
2008	13.666521	7.223338	-47.15%	31,634
2007	9.204002	13.666521	48.48%	29,876
2006*	10.000000	9.204002	-7.96%	316
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.819903	-1.80%	3,142
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.704601	12.108624	-22.90%	27,106
2010	13.667983	15.704601	14.90%	41,051
2009	8.019723	13.667983	70.43%	39,927
2008	21.202788	8.019723	-62.18%	51,866
2007	15.055105	21.202788	40.83%	47,279
2006	12.222219	15.055105	23.18%	26,537
2005*	10.000000	12.222219	22.22%	2,093
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.796210	11.824291	0.24%	666,275
2010	10.675388	11.796210	10.50%	742,178
2009	8.559234	10.675388	24.72%	825,025
2008	13.684833	8.559234	-37.45%	867,095
2007	11.083253	13.684833	20.63%	833,293
2006	10.750100	11.083253	3.10%	670,824
2005	9.846444	10.750100	9.18%	357,033
2004*	10.000000	9.846444	-1.54%	50,403
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.797730	15.288623	3.32%	33,670
2010	13.126125	14.797730	12.73%	34,586
2009	9.133524	13.126125	43.71%	18,396
2008	11.902773	9.133524	-23.27%	14,768
2007	11.677448	11.902773	1.93%	13,656
2006	10.789406	11.677448	8.23%	10,660
2005	10.719395	10.789406	0.65%	8,089
2004*	10.000000	10.719395	7.19%	3,203
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.429880	12.196652	-15.48%	37,248
2010	12.885571	14.429880	11.98%	38,117
2009	9.585178	12.885571	34.43%	34,856
2008	16.914355	9.585178	-43.33%	19,352
2007	15.685322	16.914355	7.84%	17,040
2006	12.328771	15.685322	27.23%	13,054
2005	11.299160	12.328771	9.11%	6,555
2004*	10.000000	11.299160	12.99%	2,601

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.815492	12.567448	-9.03%	15,490
2010	12.262405	13.815492	12.67%	18,923
2009	9.845858	12.262405	24.54%	21,685
2008	17.339851	9.845858	-43.22%	38,875
2007	14.566443	17.339851	19.04%	35,206
2006	12.266044	14.566443	18.75%	13,204
2005	10.729036	12.266044	14.33%	9,184
2004*	10.000000	10.729036	7.29%	6,314
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.088710	0.89%	9,193
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.790500	12.586553	-8.73%	7,185
2010	9.974797	13.790500	38.25%	8,045
2009	7.192934	9.974797	38.67%	5,456
2008	14.103582	7.192934	-49.00%	4,310
2007	13.495307	14.103582	4.51%	4,655
2006	12.247075	13.495307	10.19%	3,925
2005	10.323000	12.247075	18.64%	2,436
2004*	10.000000	10.323000	3.23%	854
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.482961	15.112000	-2.40%	442,562
2010	11.990581	15.482961	29.13%	505,706
2009	8.329691	11.990581	43.95%	540,863
2008	13.308372	8.329691	-37.41%	524,793
2007	12.041399	13.308372	10.52%	500,570
2006	11.300782	12.041399	6.55%	351,552
2005*	10.000000	11.300782	13.01%	72,504
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.209018	10.022672	-1.83%	170,051
2010	10.393621	10.209018	-1.78%	74,176
2009	10.482743	10.393621	-0.85%	116,557
2008	10.452012	10.482743	0.29%	128,588
2007	10.180180	10.452012	2.67%	66,094
2006	9.942254	10.180180	2.39%	44,031
2005	9.883051	9.942254	0.60%	54,083
2004*	10.000000	9.883051	-1.17%	11,763
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.293701	9.684109	-5.92%	285,908
2010	9.077928	10.293701	13.39%	272,761
2009	7.500171	9.077928	21.04%	273,857
2008*	10.000000	7.500171	-25.00%	244,195
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.435432	10.319714	-1.11%	138,538
2010	9.720500	10.435432	7.35%	50,400
2009	8.767939	9.720500	10.86%	1,176
2008*	10.000000	8.767939	-12.32%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.238580	9.902897	-3.28%	571,622
2010	9.261745	10.238580	10.55%	416,143
2009	7.999951	9.261745	15.77%	329,602
2008*	10.000000	7.999951	-20.00%	269,926
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.519463	10.013729	-4.81%	593,117
2010	9.363404	10.519463	12.35%	572,254
2009	7.903442	9.363404	18.47%	517,469
2008*	10.000000	7.903442	-20.97%	487,821
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.443719	10.250777	-1.85%	404,569
2010	9.588625	10.443719	8.92%	333,537
2009	8.485946	9.588625	12.99%	294,965
2008*	10.000000	8.485946	-15.14%	275,997
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.575358	13.992152	3.07%	6,810
2010	10.762600	13.575358	26.13%	7,264
2009	8.870298	10.762600	21.33%	10,857
2008	14.130142	8.870298	-37.22%	11,906
2007	17.154012	14.130142	-17.63%	12,796
2006	13.434409	17.154012	27.69%	18,850
2005	12.349343	13.434409	8.79%	4,913
2004*	10.000000	12.349343	23.49%	2,011
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.119746	14.909507	-7.51%	24,009
2010	14.565706	16.119746	10.67%	27,781
2009	10.317071	14.565706	41.18%	26,954
2008	15.900519	10.317071	-35.11%	45,033
2007	13.027326	15.900519	22.06%	43,373
2006	12.303593	13.027326	5.88%	19,709
2005	10.691105	12.303593	15.08%	15,422
2004*	10.000000	10.691105	6.91%	11,057
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.512796	11.856906	-12.25%	18,073
2010	10.684834	13.512796	26.47%	20,322
2009	8.080459	10.684834	32.23%	21,253
2008	13.536054	8.080459	-40.30%	19,996
2007	12.150289	13.536054	11.41%	18,380
2006	11.783245	12.150289	3.11%	15,188
2005	10.634594	11.783245	10.80%	10,417
2004*	10.000000	10.634594	6.35%	7,634

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.520143	11.573295	-14.40%	55,729
2010	10.896555	13.520143	24.08%	55,904
2009	8.596349	10.896555	26.76%	41,084
2008	11.857125	8.596349	-27.50%	11,336
2007	12.602388	11.857125	-5.91%	13,055
2006	10.988323	12.602388	14.69%	10,518
2005	10.748772	10.988323	2.23%	8,498
2004*	10.000000	10.748772	7.49%	6,955
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.877782	10.805351	-9.03%	392,365
2010	10.194381	11.877782	16.51%	459,011
2009	8.201513	10.194381	24.30%	511,311
2008	12.625678	8.201513	-35.04%	554,617
2007	12.625552	12.625678	0.00%	544,799
2006	11.005056	12.625552	14.73%	418,703
2005	10.736971	11.005056	2.50%	280,440
2004*	10.000000	10.736971	7.37%	33,347
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.575212	8.085978	-5.71%	67,600
2010	7.621753	8.575212	12.51%	78,481
2009	6.104611	7.621753	24.85%	78,748
2008	9.848355	6.104611	-38.01%	85,191
2007*	10.000000	9.848355	-1.52%	86,264
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.390907	12.269767	-0.98%	11,258
2010	11.496080	12.390907	7.78%	1,841
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
2009*	10.000000	12.053380	20.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.404539	10.511821	1.03%	23,183
2010	10.010718	10.404539	3.93%	18,739
2009	9.349985	10.010718	7.07%	16,876
2008	10.136764	9.349985	-7.76%	16,887
2007*	10.000000	10.136764	1.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.579027	9.398385	-1.89%	252,008
2010	8.799181	9.579027	8.86%	248,919
2009	7.525077	8.799181	16.93%	262,949
2008	9.982586	7.525077	-24.62%	297,214
2007*	10.000000	9.982586	-0.17%	204,766

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.035887	8.680442	-3.93%	244,847
2010	8.158942	9.035887	10.75%	255,164
2009	6.682658	8.158942	22.09%	263,386
2008	9.924073	6.682658	-32.66%	310,899
2007*	10.000000	9.924073	-0.76%	191,467
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.060307	10.078269	0.18%	123,491
2010	9.445438	10.060307	6.51%	125,469
2009	8.400258	9.445438	12.44%	123,425
2008	10.074251	8.400258	-16.62%	137,197
2007*	10.000000	10.074251	0.74%	129,475

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.948329	19.070120	-8.97%	248,371
2010	19.649151	20.948329	6.61%	312,557
2009	16.017704	19.649151	22.67%	349,832
2008	22.004077	16.017704	-27.21%	355,337
2007	15.565649	22.004077	41.36%	344,723
2006	13.205502	15.565649	17.87%	319,401
2005	10.831206	13.205502	21.92%	167,734
2004*	10.000000	10.831206	8.31%	85,801
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.935204	13.110445	1.35%	95,923
2010	11.259293	12.935204	14.88%	107,525
2009	10.136693	11.259293	11.07%	112,930
2008	13.079495	10.136693	-22.50%	126,965
2007	11.730976	13.079495	11.50%	132,969
2006	10.752145	11.730976	9.10%	125,495
2005	10.436492	10.752145	3.02%	99,480
2004*	10.000000	10.436492	4.36%	64,177
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.437232	12.040485	5.27%	74,832
2010	10.994627	11.437232	4.03%	112,134
2009	10.458316	10.994627	5.13%	60,622
2008	10.627711	10.458316	-1.59%	76,628
2007	10.253378	10.627711	3.65%	68,556
2006	10.025939	10.253378	2.27%	45,135
2005	10.057219	10.025939	-0.31%	38,829
2004*	10.000000	10.057219	0.57%	32,843
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.544989	13.509086	-0.27%	155,324
2010	11.420729	13.544989	18.60%	198,191
2009	9.386964	11.420729	21.67%	199,564
2008	14.669808	9.386964	-36.01%	218,952
2007	13.115589	14.669808	11.85%	229,941
2006	11.427682	13.115589	14.77%	232,951
2005	10.685943	11.427682	6.94%	156,851
2004*	10.000000	10.685943	6.86%	78,751
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.766747	11.937264	-6.50%	122,878
2010	11.182998	12.766747	14.16%	154,404
2009	9.670256	11.182998	15.64%	182,999
2008	15.382357	9.670256	-37.13%	189,797
2007	13.435932	15.382357	14.49%	189,128
2006	11.815157	13.435932	13.72%	188,185
2005	10.654894	11.815157	10.89%	133,684
2004*	10.000000	10.654894	6.55%	82,765

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.893610	10.608544	-10.80%	2,289
2010	9.941071	11.893610	19.64%	5,219
2009	7.213509	9.941071	37.81%	3,515
2008	13.654905	7.213509	-47.17%	2,911
2007	9.200892	13.654905	48.41%	238
2006*	10.000000	9.200892	-7.99%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.816587	-1.83%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.659957	12.068050	-22.94%	10,441
2010	13.636062	15.659957	14.84%	13,006
2009	8.005079	13.636062	70.34%	9,992
2008	21.174907	8.005079	-62.20%	9,302
2007	15.043015	21.174907	40.76%	8,480
2006	12.218605	15.043015	23.12%	8,695
2005*	10.000000	12.218605	22.19%	89
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.755208	11.777201	0.19%	218,130
2010	10.643695	11.755208	10.44%	264,205
2009	8.538172	10.643695	24.66%	295,677
2008	13.658127	8.538172	-37.49%	340,186
2007	11.067291	13.658127	20.57%	360,931
2006	10.740073	11.067291	3.05%	386,433
2005	9.842260	10.740073	9.12%	305,484
2004*	10.000000	9.842260	-1.58%	186,333
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.746307	15.227755	3.26%	11,128
2010	13.087181	14.746307	12.68%	12,472
2009	9.111064	13.087181	43.64%	9,619
2008	11.879554	9.111064	-23.30%	11,015
2007	11.660646	11.879554	1.88%	16,683
2006	10.779362	11.660646	8.18%	16,908
2005	10.714851	10.779362	0.60%	16,169
2004*	10.000000	10.714851	7.15%	14,000
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.379715	12.148058	-15.52%	5,456
2010	12.847317	14.379715	11.93%	8,695
2009	9.561586	12.847317	34.36%	8,940
2008	16.881345	9.561586	-43.36%	11,366
2007	15.662729	16.881345	7.78%	12,999
2006	12.317269	15.662729	27.16%	13,171
2005	11.294362	12.317269	9.06%	7,922
2004*	10.000000	11.294362	12.94%	6,445

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.767474	12.517393	-9.08%	1,992
2010	12.226013	13.767474	12.61%	3,517
2009	9.821633	12.226013	24.48%	3,644
2008	17.306037	9.821633	-43.25%	3,543
2007	14.545478	17.306037	18.98%	2,888
2006	12.254611	14.545478	18.69%	3,147
2005	10.724482	12.254611	14.27%	7,671
2004*	10.000000	10.724482	7.24%	6,836
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.085315	0.85%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.742575	12.536429	-8.78%	4,639
2010	9.945187	13.742575	38.18%	4,977
2009	7.175236	9.945187	38.60%	1,715
2008	14.076076	7.175236	-49.03%	2,378
2007	13.475888	14.076076	4.45%	2,494
2006	12.235666	13.475888	10.14%	2,557
2005	10.318622	12.235666	18.58%	4,922
2004*	10.000000	10.318622	3.19%	4,711
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.438969	15.061395	-2.45%	87,456
2010	11.962599	15.438969	29.06%	106,948
2009	8.314481	11.962599	43.88%	118,509
2008	13.290861	8.314481	-37.44%	116,994
2007	12.031718	13.290861	10.47%	116,407
2006	11.297430	12.031718	6.50%	95,815
2005*	10.000000	11.297430	12.97%	16,809
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.172658	9.981900	-1.88%	47,243
2010	10.361883	10.172658	-1.83%	13,723
2009	10.456061	10.361883	-0.90%	10,448
2008	10.430723	10.456061	0.24%	14,547
2007	10.164653	10.430723	2.62%	4,802
2006	9.932138	10.164653	2.34%	2,696
2005	9.878015	9.932138	0.55%	46
2004*	10.000000	9.878015	-1.22%	1,704
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.278814	9.665186	-5.97%	16,027
2010	9.069429	10.278814	13.33%	4,346
2009	7.496967	9.069429	20.97%	241
2008*	10.000000	7.496967	-25.03%	242
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.420375	10.299577	-1.16%	53,968
2010	9.711416	10.420375	7.30%	2,872
2009	8.764199	9.711416	10.81%	1,590
2008*	10.000000	8.764199	-12.36%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.223797	9.883573	-3.33%	60,804
2010	9.253067	10.223797	10.49%	25,348
2009	7.996534	9.253067	15.71%	15,149
2008*	10.000000	7.996534	-20.03%	15,155
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.504269	9.994186	-4.86%	79,265
2010	9.354645	10.504269	12.29%	55,822
2009	7.900075	9.354645	18.41%	55,856
2008*	10.000000	7.900075	-21.00%	73,043
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.428655	10.230796	-1.90%	40,202
2010	9.579668	10.428655	8.86%	15,255
2009	8.482335	9.579668	12.94%	584
2008*	10.000000	8.482335	-15.18%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.531023	13.939367	3.02%	4,109
2010	10.732905	13.531023	26.07%	7,519
2009	8.850357	10.732905	21.27%	7,701
2008	14.105608	8.850357	-37.26%	7,882
2007	17.133009	14.105608	-17.67%	9,139
2006	13.424770	17.133009	27.62%	11,478
2005	12.346755	13.424770	8.73%	3,537
2004*	10.000000	12.346755	23.47%	3,328
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.063696	14.850107	-7.55%	14,568
2010	14.522454	16.063696	10.61%	17,729
2009	10.291679	14.522454	41.11%	11,347
2008	15.869485	10.291679	-35.15%	15,137
2007	13.008552	15.869485	21.99%	14,362
2006	12.292110	13.008552	5.83%	15,062
2005	10.686559	12.292110	15.02%	11,240
2004*	10.000000	10.686559	6.87%	10,545
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.465783	11.809646	-12.30%	5,787
2010	10.653082	13.465783	26.40%	8,432
2009	8.060555	10.653082	32.16%	8,598
2008	13.509619	8.060555	-40.33%	9,386
2007	12.132786	13.509619	11.35%	10,438
2006	11.772263	12.132786	3.06%	10,473
2005	10.630079	11.772263	10.74%	9,320
2004*	10.000000	10.630079	6.30%	4,767

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.473141	11.527177	-14.44%	5,493
2010	10.864205	13.473141	24.01%	8,065
2009	8.575191	10.864205	26.69%	6,260
2008	11.833990	8.575191	-27.54%	6,360
2007	12.584244	11.833990	-5.96%	6,781
2006	10.978092	12.584244	14.63%	6,830
2005	10.744213	10.978092	2.18%	6,070
2004*	10.000000	10.744213	7.44%	5,462
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.836480	10.762309	-9.08%	115,734
2010	10.164102	11.836480	16.45%	163,912
2009	8.181322	10.164102	24.24%	195,239
2008	12.601031	8.181322	-35.07%	221,340
2007	12.607367	12.601031	-0.05%	228,453
2006	10.994794	12.607367	14.67%	237,450
2005	10.732402	10.994794	2.44%	201,596
2004*	10.000000	10.732402	7.32%	141,576
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.559205	8.066766	-5.75%	134,350
2010	7.611390	8.559205	12.45%	135,466
2009	6.099424	7.611390	24.79%	136,572
2008	9.845005	6.099424	-38.05%	136,579
2007*	10.000000	9.845005	-1.55%	46,984
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	7.73%	0
2009*	10.000000	11.492168	14.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	9.90%	0
2009*	10.000000	12.049283	20.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.385107	10.486853	0.98%	0
2010	9.997115	10.385107	3.88%	0
2009	9.342042	9.997115	7.01%	0
2008	10.133307	9.342042	-7.81%	0
2007*	10.000000	10.133307	1.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.561153	9.376088	-1.94%	17,362
2010	8.787228	9.561153	8.81%	27,884
2009	7.518678	8.787228	16.87%	27,782
2008	9.979182	7.518678	-24.66%	28,203
2007*	10.000000	9.979182	-0.21%	38,015

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.018991	8.659796	-3.98%	26,516
2010	8.147840	9.018991	10.69%	51,617
2009	6.676967	8.147840	22.03%	51,736
2008	9.920693	6.676967	-32.70%	51,457
2007*	10.000000	9.920693	-0.79%	45,871
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.041527	10.054350	0.13%	1,305
2010	9.432606	10.041527	6.46%	2,204
2009	8.393127	9.432606	12.38%	2,315
2008	10.070829	8.393127	-16.66%	1,527
2007*	10.000000	10.070829	0.71%	1,756

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.875520	18.994162	-9.01%	126,007
2010	19.590833	20.875520	6.56%	146,047
2009	15.978295	19.590833	22.61%	157,813
2008	21.961143	15.978295	-27.24%	161,561
2007	15.543234	21.961143	41.29%	185,032
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.890191	13.058173	1.30%	34,711
2010	11.225837	12.890191	14.83%	36,007
2009	10.111736	11.225837	11.02%	39,901
2008	13.053965	10.111736	-22.54%	41,476
2007	11.714074	13.053965	11.44%	36,925
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.397455	11.992524	5.22%	52,256
2010	10.961970	11.397455	3.97%	62,941
2009	10.432563	10.961970	5.07%	38,468
2008	10.606937	10.432563	-1.64%	34,618
2007	10.238576	10.606937	3.60%	27,800
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.497907	13.455276	-0.32%	83,934
2010	11.386834	13.497907	18.54%	82,049
2009	9.363870	11.386834	21.60%	88,828
2008	14.641180	9.363870	-36.04%	95,520
2007	13.096694	14.641180	11.79%	110,897
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.722355	11.889700	-6.54%	52,576
2010	11.149795	12.722355	14.10%	61,156
2009	9.646451	11.149795	15.58%	67,021
2008	15.352332	9.646451	-37.17%	71,285
2007	13.416582	15.352332	14.43%	84,765
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.865330	10.577926	-10.85%	0
2010	9.922486	11.865330	19.58%	0
2009	7.203690	9.922486	37.74%	0
2008	13.643292	7.203690	-47.20%	0
2007	9.197778	13.643292	48.33%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.813265	-1.87%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.615427	12.027603	-22.98%	951
2010	13.604220	15.615427	14.78%	951
2009	7.990454	13.604220	70.26%	951
2008	21.147056	7.990454	-62.21%	1,659
2007	15.030923	21.147056	40.69%	1,400

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.714331	11.730286	0.14%	83,418
2010	10.612085	11.714331	10.39%	106,518
2009	8.517155	10.612085	24.60%	124,356
2008	13.631476	8.517155	-37.52%	140,231
2007	11.051367	13.631476	20.51%	144,351
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.695062	15.167126	3.21%	491
2010	13.048340	14.695062	12.62%	491
2009	9.088653	13.048340	43.57%	491
2008	11.856371	9.088653	-23.34%	491
2007	11.643859	11.856371	1.83%	491
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.329711	12.099654	-15.56%	1,263
2010	12.809158	14.329711	11.87%	1,263
2009	9.538051	12.809158	34.30%	1,263
2008	16.848412	9.538051	-43.39%	1,977
2007	15.640189	16.848412	7.73%	1,977
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.719582	12.467498	-9.13%	0
2010	12.189688	13.719582	12.55%	0
2009	9.797449	12.189688	24.42%	0
2008	17.272248	9.797449	-43.28%	0
2007	14.524523	17.272248	18.92%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.081901	0.82%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.694770	12.486455	-8.82%	424
2010	9.915633	13.694770	38.11%	424
2009	7.157562	9.915633	38.53%	424
2008	14.048588	7.157562	-49.05%	424
2007	13.456465	14.048588	4.40%	424
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.395096	15.010965	-2.50%	58,082
2010	11.934680	15.395096	28.99%	61,228
2009	8.299300	11.934680	43.80%	66,693
2008	13.273376	8.299300	-37.47%	68,676
2007	12.022052	13.273376	10.41%	73,332
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.136420	9.941285	-1.93%	47,115
2010	10.330241	10.136420	-1.88%	16,294
2009	10.429447	10.330241	-0.95%	22,767
2008	10.409480	10.429447	0.19%	23,226
2007	10.149150	10.409480	2.57%	1,786

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.263965	9.646314	-6.02%	12,352
2010	9.060934	10.263965	13.28%	12,357
2009	7.493765	9.060934	20.91%	10,630
2008*	10.000000	7.493765	-25.06%	10,636
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.405308	10.279456	-1.21%	3,055
2010	9.702312	10.405308	7.25%	0
2009	8.760465	9.702312	10.75%	0
2008*	10.000000	8.760465	-12.40%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.209032	9.864274	-3.38%	119,207
2010	9.244405	10.209032	10.43%	80,834
2009	7.993127	9.244405	15.65%	81,225
2008*	10.000000	7.993127	-20.07%	81,225
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.489090	9.974668	-4.90%	51,510
2010	9.345887	10.489090	12.23%	60,742
2009	7.896699	9.345887	18.35%	67,680
2008*	10.000000	7.896699	-21.03%	72,496
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.413570	10.210796	-1.95%	19,271
2010	9.570691	10.413570	8.81%	9,559
2009	8.478714	9.570691	12.88%	6,609
2008*	10.000000	8.478714	-15.21%	6,609
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.486830	13.886771	2.97%	327
2010	10.703306	13.486830	26.01%	327
2009	8.830457	10.703306	21.21%	327
2008	14.081104	8.830457	-37.29%	327
2007	17.112019	14.081104	-17.71%	327
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.007834	14.790932	-7.60%	1,397
2010	14.479326	16.007834	10.56%	1,397
2009	10.266340	14.479326	41.04%	1,397
2008	15.838506	10.266340	-35.18%	1,358
2007	12.989815	15.838506	21.93%	1,358
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.418958	11.762586	-12.34%	1,665
2010	10.621440	13.418958	26.34%	1,665
2009	8.040708	10.621440	32.10%	1,665
2008	13.483249	8.040708	-40.37%	793
2007	12.115312	13.483249	11.29%	793

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.426269	11.481233	-14.49%	457
2010	10.831920	13.426269	23.95%	457
2009	8.554067	10.831920	26.63%	457
2008	11.810875	8.554067	-27.57%	457
2007	12.566109	11.810875	-6.01%	457
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.795299	10.719401	-9.12%	60,872
2010	10.133901	11.795299	16.39%	66,143
2009	8.161172	10.133901	24.17%	76,348
2008	12.576439	8.161172	-35.11%	85,321
2007	12.589205	12.576439	-0.10%	77,968
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.543202	8.047596	-5.80%	10,157
2010	7.601026	8.543202	12.40%	10,162
2009	6.094226	7.601026	24.73%	10,168
2008	9.841651	6.094226	-38.08%	10,176
2007*	10.000000	9.841651	-1.58%	8,070
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.369869	12.236480	-1.08%	0
2010	11.488255	12.369869	7.67%	0
2009*	10.000000	11.488255	14.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.231289	12.852412	-2.86%	0
2010	12.045182	13.231289	9.85%	0
2009*	10.000000	12.045182	20.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.365690	10.461923	0.93%	0
2010	9.983500	10.365690	3.83%	0
2009	9.334076	9.983500	6.96%	0
2008	10.129848	9.334076	-7.86%	0
2007*	10.000000	10.129848	1.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.543287	9.353805	-1.99%	51,455
2010	8.775277	9.543287	8.75%	51,594
2009	7.512278	8.775277	16.81%	51,758
2008	9.975779	7.512278	-24.69%	53,463
2007*	10.000000	9.975779	-0.24%	45,437
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.002152	8.639245	-4.03%	90,777
2010	8.136763	9.002152	10.64%	90,679
2009	6.671285	8.136763	21.97%	91,221
2008	9.917307	6.671285	-32.73%	87,424
2007*	10.000000	9.917307	-0.83%	71,745

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.022759	10.030447	0.08%	11,086
2010	9.419777	10.022759	6.40%	11,102
2009	8.385991	9.419777	12.33%	11,071
2008	10.067400	8.385991	-16.70%	11,147
2007*	10.000000	10.067400	0.67%	2,046

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.802922	18.918469	-9.06%	538,247
2010	19.532647	20.802922	6.50%	628,070
2009	15.938958	19.532647	22.55%	667,929
2008	21.918273	15.938958	-27.28%	651,943
2007	15.520838	21.918273	41.22%	569,583
2006	13.180877	15.520838	17.75%	430,488
2005	10.822009	13.180877	21.80%	192,194
2004*	10.000000	10.822009	8.22%	68,722
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.845349	13.006127	1.25%	173,603
2010	11.192487	12.845349	14.77%	196,703
2009	10.086842	11.192487	10.96%	198,591
2008	13.028472	10.086842	-22.58%	196,157
2007	11.697199	13.028472	11.38%	170,922
2006	10.732093	11.697199	8.99%	122,620
2005	10.427628	10.732093	2.92%	99,939
2004*	10.000000	10.427628	4.28%	43,553
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.357815	11.944732	5.17%	174,649
2010	10.929419	11.357815	3.92%	199,693
2009	10.406890	10.929419	5.02%	153,961
2008	10.586241	10.406890	-1.69%	151,141
2007	10.223835	10.586241	3.54%	116,524
2006	10.007226	10.223835	2.16%	68,569
2005	10.048666	10.007226	-0.41%	43,675
2004*	10.000000	10.048666	0.49%	15,820
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.450919	13.401609	-0.37%	321,149
2010	11.352972	13.450919	18.48%	357,297
2009	9.340793	11.352972	21.54%	377,850
2008	14.612570	9.340793	-36.08%	365,970
2007	13.077813	14.612570	11.74%	336,403
2006	11.406370	13.077813	14.65%	244,626
2005	10.676870	11.406370	6.83%	159,106
2004*	10.000000	10.676870	6.77%	60,777
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.678068	11.842277	-6.59%	248,852
2010	11.116644	12.678068	14.05%	291,552
2009	9.622692	11.116644	15.53%	323,878
2008	15.322347	9.622692	-37.20%	329,296
2007	13.397248	15.322347	14.37%	295,594
2006	11.793119	13.397248	13.60%	209,474
2005	10.645842	11.793119	10.78%	120,022
2004*	10.000000	10.645842	6.46%	39,746

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.837082	10.547374	-10.90%	10,912
2010	9.903902	11.837082	19.52%	11,430
2009	7.193872	9.903902	37.67%	12,866
2008	13.631668	7.193872	-47.23%	8,644
2007	9.194660	13.631668	48.26%	14,769
2006*	10.000000	9.194660	-8.05%	884
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.809954	-1.90%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.570998	11.987272	-23.02%	33,030
2010	13.572428	15.570998	14.73%	33,977
2009	7.975845	13.572428	70.17%	41,649
2008	21.119212	7.975845	-62.23%	36,248
2007	15.018837	21.119212	40.62%	34,771
2006	12.211385	15.018837	22.99%	33,703
2005*	10.000000	12.211385	22.11%	26,001
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.673576	11.683525	0.09%	389,556
2010	10.580556	11.673576	10.33%	449,120
2009	8.496186	10.580556	24.53%	479,843
2008	13.604874	8.496186	-37.55%	482,398
2007	11.035453	13.604874	20.45%	466,361
2006	10.720075	11.035453	2.94%	381,520
2005	9.833914	10.720075	9.01%	278,475
2004*	10.000000	9.833914	-1.66%	127,640
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.643910	15.106645	3.16%	57,653
2010	13.009555	14.643910	12.56%	47,887
2009	9.066251	13.009555	43.49%	44,688
2008	11.833193	9.066251	-23.38%	41,757
2007	11.627054	11.833193	1.77%	35,144
2006	10.759250	11.627054	8.07%	21,942
2005	10.705744	10.759250	0.50%	25,022
2004*	10.000000	10.705744	7.06%	9,395
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.279851	12.051401	-15.61%	20,058
2010	12.771089	14.279851	11.81%	22,286
2009	9.514569	12.771089	34.23%	32,427
2008	16.815513	9.514569	-43.42%	20,859
2007	15.617653	16.815513	7.67%	28,840
2006	12.294303	15.617653	27.03%	23,723
2005	11.284770	12.294303	8.95%	18,155
2004*	10.000000	11.284770	12.85%	534

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.671879	12.417819	-9.17%	19,474
2010	12.153482	13.671879	12.49%	14,864
2009	9.773327	12.153482	24.35%	19,182
2008	17.238531	9.773327	-43.31%	18,228
2007	14.503600	17.238531	18.86%	29,723
2006	12.231754	14.503600	18.57%	12,582
2005	10.715371	12.231754	14.15%	10,487
2004*	10.000000	10.715371	7.15%	8,671
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.078495	0.78%	7,462
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.647101	12.436655	-8.87%	10,798
2010	9.886151	13.647101	38.04%	9,758
2009	7.139923	9.886151	38.46%	12,791
2008	14.021152	7.139923	-49.08%	9,137
2007	13.437083	14.021152	4.35%	19,581
2006	12.212844	13.437083	10.02%	20,069
2005	10.309836	12.212844	18.46%	8,227
2004*	10.000000	10.309836	3.10%	577
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.351290	14.960619	-2.54%	166,988
2010	11.906778	15.351290	28.93%	188,596
2009	8.284119	11.906778	43.73%	202,823
2008	13.255882	8.284119	-37.51%	204,285
2007	12.012373	13.255882	10.35%	191,809
2006	11.290750	12.012373	6.39%	138,317
2005*	10.000000	11.290750	12.91%	32,445
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.100294	9.900814	-1.97%	47,926
2010	10.298672	10.100294	-1.93%	32,426
2009	10.402879	10.298672	-1.00%	29,051
2008	10.388260	10.402879	0.14%	53,786
2007	10.133658	10.388260	2.51%	12,429
2006	9.911927	10.133658	2.24%	7,110
2005	9.867946	9.911927	0.45%	6,075
2004*	10.000000	9.867946	-1.32%	6,228
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.249143	9.627485	-6.07%	251,649
2010	9.052454	10.249143	13.22%	268,274
2009	7.490569	9.052454	20.85%	276,749
2008*	10.000000	7.490569	-25.09%	139,255
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.390247	10.259358	-1.26%	158,252
2010	9.693220	10.390247	7.19%	147,968
2009	8.756718	9.693220	10.69%	110,804
2008*	10.000000	8.756718	-12.43%	74,033

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.194261	9.844995	-3.43%	554,012
2010	9.235750	10.194261	10.38%	501,776
2009	7.989713	9.235750	15.60%	423,298
2008*	10.000000	7.989713	-20.10%	380,011
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.473943	9.955186	-4.95%	784,009
2010	9.337147	10.473943	12.17%	795,443
2009	7.893333	9.337147	18.29%	871,282
2008*	10.000000	7.893333	-21.07%	718,529
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.398551	10.190890	-2.00%	652,465
2010	9.561745	10.398551	8.75%	599,557
2009	8.475099	9.561745	12.82%	470,991
2008*	10.000000	8.475099	-15.25%	328,577
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.442802	13.834396	2.91%	9,056
2010	10.673791	13.442802	25.94%	10,573
2009	8.810591	10.673791	21.15%	11,435
2008	14.056628	8.810591	-37.32%	8,824
2007	17.091041	14.056628	-17.75%	16,499
2006	13.405496	17.091041	27.49%	25,670
2005	12.341572	13.405496	8.62%	29,761
2004*	10.000000	12.341572	23.42%	4,733
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.952131	14.731963	-7.65%	40,490
2010	14.436297	15.952131	10.50%	39,456
2009	10.241050	14.436297	40.97%	45,291
2008	15.807577	10.241050	-35.21%	48,881
2007	12.971095	15.807577	21.87%	49,514
2006	12.269190	12.971095	5.72%	30,120
2005	10.677481	12.269190	14.91%	16,280
2004*	10.000000	10.677481	6.77%	5,952
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.372256	11.715681	-12.39%	28,278
2010	10.589867	13.372256	26.27%	25,045
2009	8.020892	10.589867	32.03%	38,437
2008	13.456899	8.020892	-40.40%	32,341
2007	12.097839	13.456899	11.23%	31,035
2006	11.750306	12.097839	2.96%	30,346
2005	10.621040	11.750306	10.63%	16,468
2004*	10.000000	10.621040	6.21%	10,814

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.379544	11.435459	-14.53%	4,003
2010	10.799727	13.379544	23.89%	4,467
2009	8.532996	10.799727	26.56%	6,279
2008	11.787810	8.532996	-27.61%	7,509
2007	12.548008	11.787810	-6.06%	5,028
2006	10.957614	12.548008	14.51%	7,003
2005	10.735081	10.957614	2.07%	8,641
2004*	10.000000	10.735081	7.35%	2,869
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.754264	10.676679	-9.17%	212,088
2010	10.103783	11.754264	16.34%	237,166
2009	8.141073	10.103783	24.11%	265,562
2008	12.551880	8.141073	-35.14%	281,808
2007	12.571068	12.551880	-0.15%	274,491
2006	10.974290	12.571068	14.55%	210,265
2005	10.723296	10.974290	2.34%	169,621
2004*	10.000000	10.723296	7.23%	78,883
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.527234	8.028469	-5.85%	64,317
2010	7.590686	8.527234	12.34%	66,108
2009	6.089038	7.590686	24.66%	83,956
2008	9.838293	6.089038	-38.11%	83,973
2007*	10.000000	9.838293	-1.62%	61,918
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.359361	12.219870	-1.13%	46,812
2010	11.484351	12.359361	7.62%	46,538
2009*	10.000000	11.484351	14.84%	5,813
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.220057	12.834965	-2.91%	9,035
2010	12.041092	13.220057	9.79%	9,037
2009*	10.000000	12.041092	20.41%	1,651
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.346322	10.437071	0.88%	17,306
2010	9.969940	10.346322	3.78%	17,122
2009	9.326158	9.969940	6.90%	20,697
2008	10.126410	9.326158	-7.90%	0
2007*	10.000000	10.126410	1.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.525434	9.331551	-2.04%	170,730
2010	8.763325	9.525434	8.70%	189,399
2009	7.505880	8.763325	16.75%	237,420
2008	9.972381	7.505880	-24.73%	240,352
2007*	10.000000	9.972381	-0.28%	186,760

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.985296	8.618673	-4.08%	162,567
2010	8.125671	8.985296	10.58%	128,223
2009	6.665593	8.125671	21.90%	155,225
2008	9.913926	6.665593	-32.77%	156,428
2007*	10.000000	9.913926	-0.86%	156,528
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.004022	10.006602	0.03%	80,313
2010	9.406965	10.004022	6.35%	88,894
2009	8.378853	9.406965	12.27%	100,809
2008	10.063962	8.378853	-16.74%	86,572
2007*	10.000000	10.063962	0.64%	32,742

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.730537	18.843042	-9.10%	8,270
2010	19.474607	20.730537	6.45%	10,788
2009	15.899695	19.474607	22.48%	10,800
2008	21.875452	15.899695	-27.32%	8,377
2007	15.498455	21.875452	41.15%	6,159
2006	13.168568	15.498455	17.69%	7,135
2005	10.817405	13.168568	21.74%	12,861
2004*	10.000000	10.817405	8.17%	7,759
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.800646	12.954267	1.20%	3,134
2010	11.159215	12.800646	14.71%	4,269
2009	10.061980	11.159215	10.90%	4,780
2008	13.003016	10.061980	-22.62%	5,004
2007	11.680330	13.003016	11.32%	5,981
2006	10.722072	11.680330	8.94%	6,850
2005	10.423195	10.722072	2.87%	7,421
2004*	10.000000	10.423195	4.23%	4,194
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.318292	11.897106	5.11%	8,125
2010	10.896942	11.318292	3.87%	9,811
2009	10.381254	10.896942	4.97%	9,927
2008	10.565556	10.381254	-1.74%	9,442
2007	10.209104	10.565556	3.49%	9,824
2006	9.997901	10.209104	2.11%	6,082
2005	10.044405	9.997901	-0.46%	5,947
2004*	10.000000	10.044405	0.44%	4,771
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.404115	13.348183	-0.42%	3,147
2010	11.319228	13.404115	18.42%	4,569
2009	9.317786	11.319228	21.48%	5,029
2008	14.584046	9.317786	-36.11%	3,969
2007	13.058976	14.584046	11.68%	3,158
2006	11.395728	13.058976	14.60%	3,218
2005	10.672323	11.395728	6.78%	6,907
2004*	10.000000	10.672323	6.72%	3,811
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.633957	11.795065	-6.64%	6,368
2010	11.083606	12.633957	13.99%	7,921
2009	9.598977	11.083606	15.47%	8,295
2008	15.292409	9.598977	-37.23%	6,465
2007	13.377925	15.292409	14.31%	3,791
2006	11.782107	13.377925	13.54%	3,884
2005	10.641309	11.782107	10.72%	10,558
2004*	10.000000	10.641309	6.41%	8,231

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.808903	10.516905	-10.94%	0
2010	9.885373	11.808903	19.46%	0
2009	7.184075	9.885373	37.60%	0
2008	13.620070	7.184075	-47.25%	0
2007	9.191539	13.620070	48.18%	0
2006*	10.000000	9.191539	-8.08%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.806641	-1.93%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.526678	11.947054	-23.05%	0
2010	13.540695	15.526678	14.67%	0
2009	7.961269	13.540695	70.08%	0
2008	21.091432	7.961269	-62.25%	0
2007	15.006771	21.091432	40.55%	0
2006	12.207781	15.006771	22.93%	0
2005*	10.000000	12.207781	22.08%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.632918	11.636899	0.03%	7,508
2010	10.549088	11.632918	10.27%	10,818
2009	8.475234	10.549088	24.47%	11,086
2008	13.578271	8.475234	-37.58%	10,298
2007	11.019519	13.578271	20.39%	10,366
2006	10.710048	11.019519	2.89%	11,483
2005	9.829726	10.710048	8.96%	14,025
2004*	10.000000	9.829726	-1.70%	6,980
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.592970	15.046434	3.11%	472
2010	12.970911	14.592970	12.51%	495
2009	9.043923	12.970911	43.42%	517
2008	11.810084	9.043923	-23.42%	589
2007	11.610300	11.810084	1.72%	609
2006	10.749205	11.610300	8.01%	563
2005	10.701197	10.749205	0.45%	554
2004*	10.000000	10.701197	7.01%	410
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.230155	12.003344	-15.65%	572
2010	12.733130	14.230155	11.76%	526
2009	9.491120	12.733130	34.16%	513
2008	16.782654	9.491120	-43.45%	610
2007	15.595130	16.782654	7.61%	423
2006	12.282820	15.595130	26.97%	429
2005	11.279971	12.282820	8.89%	495
2004*	10.000000	11.279971	12.80%	393

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.624265	12.368269	-9.22%	2,419
2010	12.117343	13.624265	12.44%	2,351
2009	9.749243	12.117343	24.29%	2,340
2008	17.204856	9.749243	-43.33%	2,609
2007	14.482695	17.204856	18.80%	1,804
2006	12.220345	14.482695	18.51%	1,994
2005	10.710816	12.220345	14.09%	2,213
2004*	10.000000	10.710816	7.11%	1,801
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.075078	0.75%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.599612	12.387058	-8.92%	578
2010	9.856774	13.599612	37.97%	544
2009	7.122326	9.856774	38.39%	706
2008	13.993751	7.122326	-49.10%	840
2007	13.417707	13.993751	4.29%	521
2006	12.201451	13.417707	9.97%	492
2005	10.305455	12.201451	18.40%	474
2004*	10.000000	10.305455	3.05%	445
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.307631	14.910481	-2.59%	2,180
2010	11.878971	15.307631	28.86%	2,288
2009	8.268987	11.878971	43.66%	2,543
2008	13.238439	8.268987	-37.54%	776
2007	12.002708	13.238439	10.30%	0
2006	11.287407	12.002708	6.34%	0
2005*	10.000000	11.287407	12.87%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.064277	9.860495	-2.02%	1,180
2010	10.267187	10.064277	-1.98%	1,172
2009	10.376370	10.267187	-1.05%	1,064
2008	10.367076	10.376370	0.09%	817
2007	10.118184	10.367076	2.46%	1,159
2006	9.901829	10.118184	2.19%	1,070
2005	9.862913	9.901829	0.39%	998
2004*	10.000000	9.862913	-1.37%	732
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.234305	9.608647	-6.11%	0
2010	9.043960	10.234305	13.16%	0
2009	7.487361	9.043960	20.79%	1,578
2008*	10.000000	7.487361	-25.13%	2,267
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.375250	10.239343	-1.31%	0
2010	9.684160	10.375250	7.14%	0
2009	8.752983	9.684160	10.64%	0
2008*	10.000000	8.752983	-12.47%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.179515	9.825757	-3.48%	55,885
2010	9.227088	10.179515	10.32%	21,600
2009	7.986297	9.227088	15.54%	21,600
2008*	10.000000	7.986297	-20.14%	21,600
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.458774	9.935712	-5.00%	44,154
2010	9.328382	10.458774	12.12%	32,622
2009	7.889953	9.328382	18.23%	32,631
2008*	10.000000	7.889953	-21.10%	18,934
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.383494	10.170949	-2.05%	65,113
2010	9.552781	10.383494	8.70%	36,923
2009	8.471474	9.552781	12.76%	22,724
2008*	10.000000	8.471474	-15.29%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.398864	13.782165	2.86%	0
2010	10.644315	13.398864	25.88%	0
2009	8.790769	10.644315	21.09%	0
2008	14.032196	8.790769	-37.35%	0
2007	17.070097	14.032196	-17.80%	0
2006	13.395878	17.070097	27.43%	0
2005	12.338984	13.395878	8.57%	0
2004*	10.000000	12.338984	23.39%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.896599	14.673191	-7.70%	0
2010	14.393371	15.896599	10.44%	0
2009	10.215816	14.393371	40.89%	0
2008	15.776683	10.215816	-35.25%	0
2007	12.952390	15.776683	21.81%	0
2006	12.257734	12.952390	5.67%	0
2005	10.672936	12.257734	14.85%	0
2004*	10.000000	10.672936	6.73%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.325695	11.668937	-12.43%	0
2010	10.558371	13.325695	26.21%	0
2009	8.001122	10.558371	31.96%	0
2008	13.430607	8.001122	-40.43%	0
2007	12.080401	13.430607	11.18%	1,495
2006	11.739348	12.080401	2.91%	2,291
2005	10.616531	11.739348	10.58%	2,278
2004*	10.000000	10.616531	6.17%	2,278

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.332970	11.389840	-14.57%	1,042
2010	10.767615	13.332970	23.82%	945
2009	8.511967	10.767615	26.50%	1,067
2008	11.764766	8.511967	-27.65%	1,147
2007	12.529911	11.764766	-6.11%	1,013
2006	10.947375	12.529911	14.46%	867
2005	10.730516	10.947375	2.02%	889
2004*	10.000000	10.730516	7.31%	684
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.713350	10.634100	-9.21%	7,687
2010	10.073749	11.713350	16.28%	9,713
2009	8.121011	10.073749	24.05%	11,045
2008	12.527357	8.121011	-35.17%	11,494
2007	12.552948	12.527357	-0.20%	11,626
2006	10.964039	12.552948	14.49%	12,159
2005	10.718732	10.964039	2.29%	16,507
2004*	10.000000	10.718732	7.19%	14,387
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.511263	8.009338	-5.90%	0
2010	7.580338	8.511263	12.28%	0
2009	6.083843	7.580338	24.60%	0
2008	9.834934	6.083843	-38.14%	0
2007*	10.000000	9.834934	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.348836	12.203251	-1.18%	28,466
2010	11.480434	12.348836	7.56%	28,466
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.326991	10.412271	0.83%	0
2010	9.956383	10.326991	3.72%	0
2009	9.318221	9.956383	6.85%	0
2008	10.122952	9.318221	-7.95%	0
2007*	10.000000	10.122952	1.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.507618	9.309357	-2.09%	0
2010	8.751396	9.507618	8.64%	0
2009	7.499484	8.751396	16.69%	0
2008	9.968976	7.499484	-24.77%	0
2007*	10.000000	9.968976	-0.31%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.968487	8.598172	-4.13%	0
2010	8.114618	8.968487	10.52%	0
2009	6.659919	8.114618	21.84%	0
2008	9.910546	6.659919	-32.80%	0
2007*	10.000000	9.910546	-0.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.985311	9.982804	-0.03%	15,732
2010	9.394152	9.985311	6.29%	0
2009	8.371711	9.394152	12.21%	0
2008	10.060529	8.371711	-16.79%	2,485
2007*	10.000000	10.060529	0.61%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.658377	18.767874	-9.15%	231,445
2010	19.416729	20.658377	6.39%	274,595
2009	15.860527	19.416729	22.42%	294,862
2008	21.832720	15.860527	-27.35%	305,826
2007	15.476111	21.832720	41.07%	298,701
2006	13.156266	15.476111	17.63%	240,894
2005	10.812793	13.156266	21.67%	126,961
2004*	10.000000	10.812793	8.13%	22,124
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.756060	12.902578	1.15%	59,075
2010	11.126021	12.756060	14.65%	79,706
2009	10.037182	11.126021	10.85%	87,030
2008	12.977596	10.037182	-22.66%	95,311
2007	11.663489	12.977596	11.27%	87,699
2006	10.712056	11.663489	8.88%	74,605
2005	10.418763	10.712056	2.82%	47,578
2004*	10.000000	10.418763	4.19%	18,449
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.278868	11.849640	5.06%	55,547
2010	10.864530	11.278868	3.81%	70,267
2009	10.355665	10.864530	4.91%	53,138
2008	10.544884	10.355665	-1.79%	53,431
2007	10.194362	10.544884	3.44%	31,696
2006	9.988542	10.194362	2.06%	18,761
2005	10.040119	9.988542	-0.51%	12,102
2004*	10.000000	10.040119	0.40%	2,190
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.357417	13.294895	-0.47%	146,556
2010	11.285554	13.357417	18.36%	168,586
2009	9.294808	11.285554	21.42%	197,177
2008	14.555530	9.294808	-36.14%	203,209
2007	13.040138	14.555530	11.62%	208,298
2006	11.385088	13.040138	14.54%	176,228
2005	10.667793	11.385088	6.72%	103,521
2004*	10.000000	10.667793	6.68%	11,261
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.589915	11.747959	-6.69%	117,019
2010	11.050617	12.589915	13.93%	138,927
2009	9.575311	11.050617	15.41%	164,858
2008	15.262522	9.575311	-37.26%	177,041
2007	13.358634	15.262522	14.25%	178,238
2006	11.771105	13.358634	13.49%	128,890
2005	10.636785	11.771105	10.66%	70,891
2004*	10.000000	10.636785	6.37%	1,091

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.780778	10.486508	-10.99%	10,542
2010	9.866855	11.780778	19.40%	19,761
2009	7.174281	9.866855	37.53%	18,455
2008	13.608472	7.174281	-47.28%	16,481
2007	9.188434	13.608472	48.10%	13,342
2006*	10.000000	9.188434	-8.12%	3,750
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.803318	-1.97%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.482430	11.906926	-23.09%	24,279
2010	13.508998	15.482430	14.61%	30,597
2009	7.946685	13.508998	70.00%	27,796
2008	21.063604	7.946685	-62.27%	22,840
2007	14.994670	21.063604	40.47%	21,077
2006	12.204153	14.994670	22.87%	13,132
2005*	10.000000	12.204153	22.04%	5,249
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.592391	11.590461	-0.02%	154,192
2010	10.517697	11.592391	10.22%	188,587
2009	8.454341	10.517697	24.41%	222,558
2008	13.551721	8.454341	-37.61%	233,888
2007	11.003614	13.551721	20.33%	229,239
2006	10.700032	11.003614	2.84%	206,298
2005	9.825531	10.700032	8.90%	127,262
2004*	10.000000	9.825531	-1.74%	14,439
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.542166	14.986419	3.05%	32,592
2010	12.932344	14.542166	12.45%	34,327
2009	9.021633	12.932344	43.35%	34,787
2008	11.786993	9.021633	-23.46%	37,519
2007	11.593553	11.786993	1.67%	33,789
2006	10.739160	11.593553	7.96%	18,978
2005	10.696640	10.739160	0.40%	17,252
2004*	10.000000	10.696640	6.97%	6,529
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.180585	11.955422	-15.69%	19,382
2010	12.695250	14.180585	11.70%	22,902
2009	9.467725	12.695250	34.09%	24,374
2008	16.749858	9.467725	-43.48%	19,888
2007	15.572656	16.749858	7.56%	24,101
2006	12.271367	15.572656	26.90%	20,735
2005	11.275185	12.271367	8.84%	13,903
2004*	10.000000	11.275185	12.75%	4,425

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.576823	12.318918	-9.27%	16,441
2010	12.081299	13.576823	12.38%	21,483
2009	9.725204	12.081299	24.23%	22,959
2008	17.171223	9.725204	-43.36%	23,072
2007	14.461808	17.171223	18.73%	14,051
2006	12.208927	14.461808	18.45%	12,758
2005	10.706256	12.208927	14.04%	9,362
2004*	10.000000	10.706256	7.06%	5,095
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.071673	0.72%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.552236	12.337618	-8.96%	7,684
2010	9.827439	13.552236	37.90%	15,947
2009	7.104763	9.827439	38.32%	14,347
2008	13.966402	7.104763	-49.13%	14,593
2007	13.398360	13.966402	4.24%	11,562
2006	12.190062	13.398360	9.91%	11,814
2005	10.301072	12.190062	18.34%	11,005
2004*	10.000000	10.301072	3.01%	8,289
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.264041	14.860444	-2.64%	103,883
2010	11.851189	15.264041	28.80%	118,542
2009	8.253863	11.851189	43.58%	133,817
2008	13.220982	8.253863	-37.57%	133,448
2007	11.993039	13.220982	10.24%	126,831
2006	11.284062	11.993039	6.28%	106,070
2005*	10.000000	11.284062	12.84%	36,234
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.028369	9.820318	-2.07%	21,686
2010	10.235778	10.028369	-2.03%	14,080
2009	10.349911	10.235778	-1.10%	244
2008	10.345924	10.349911	0.04%	8,582
2007	10.102724	10.345924	2.41%	3,486
2006	9.891736	10.102724	2.13%	12,397
2005	9.857877	9.891736	0.34%	1,984
2004*	10.000000	9.857877	-1.42%	747
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.219495	9.589851	-6.16%	50,079
2010	9.035482	10.219495	13.10%	44,097
2009	7.484163	9.035482	20.73%	27,738
2008*	10.000000	7.484163	-25.16%	12,442
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.360217	10.219295	-1.36%	35,569
2010	9.675068	10.360217	7.08%	27,841
2009	8.749244	9.675068	10.58%	28,258
2008*	10.000000	8.749244	-12.51%	12,702

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.164781	9.806532	-3.52%	185,974
2010	9.218444	10.164781	10.27%	129,826
2009	7.982885	9.218444	15.48%	72,947
2008*	10.000000	7.982885	-20.17%	27,815
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.443646	9.916287	-5.05%	72,265
2010	9.319634	10.443646	12.06%	67,643
2009	7.886584	9.319634	18.17%	32,973
2008*	10.000000	7.886584	-21.13%	26,105
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.368469	10.151053	-2.10%	153,821
2010	9.543818	10.368469	8.64%	131,568
2009	8.467848	9.543818	12.71%	90,547
2008*	10.000000	8.467848	-15.32%	53,385
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.355039	13.730088	2.81%	8,504
2010	10.614913	13.355039	25.81%	11,044
2009	8.770955	10.614913	21.02%	7,791
2008	14.007759	8.770955	-37.39%	9,570
2007	17.049128	14.007759	-17.84%	5,405
2006	13.386225	17.049128	27.36%	5,466
2005	12.336379	13.386225	8.51%	1,396
2004*	10.000000	12.336379	23.36%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.841236	14.614640	-7.74%	21,498
2010	14.350578	15.841236	10.39%	29,131
2009	10.190633	14.350578	40.82%	28,297
2008	15.745852	10.190633	-35.28%	31,245
2007	12.933709	15.745852	21.74%	25,307
2006	12.246300	12.933709	5.61%	19,067
2005	10.668403	12.246300	14.79%	17,920
2004*	10.000000	10.668403	6.68%	16,154
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.279265	11.622345	-12.48%	10,687
2010	10.526946	13.279265	26.15%	19,910
2009	7.981387	10.526946	31.89%	23,000
2008	13.404355	7.981387	-40.46%	24,152
2007	12.062981	13.404355	11.12%	26,424
2006	11.728382	12.062981	2.85%	22,241
2005	10.612011	11.728382	10.52%	19,426
2004*	10.000000	10.612011	6.12%	23,293

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.286530	11.344386	-14.62%	9,907
2010	10.735584	13.286530	23.76%	18,310
2009	8.490985	10.735584	26.44%	25,590
2008	11.741767	8.490985	-27.69%	25,701
2007	12.511835	11.741767	-6.15%	9,820
2006	10.937156	12.511835	14.40%	13,467
2005	10.725957	10.937156	1.97%	12,585
2004*	10.000000	10.725957	7.26%	17,178
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.672549	10.591647	-9.26%	85,404
2010	10.043782	11.672549	16.22%	119,580
2009	8.100992	10.043782	23.98%	142,852
2008	12.502872	8.100992	-35.21%	150,445
2007	12.534853	12.502872	-0.26%	125,051
2006	10.953808	12.534853	14.43%	125,009
2005	10.714174	10.953808	2.24%	95,926
2004*	10.000000	10.714174	7.14%	16,918
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.495321	7.990266	-5.95%	50,896
2010	7.569999	8.495321	12.22%	50,910
2009	6.078653	7.569999	24.53%	50,945
2008	9.831579	6.078653	-38.17%	53,130
2007*	10.000000	9.831579	-1.68%	52,858
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.338344	12.186662	-1.23%	9,619
2010	11.476527	12.338344	7.51%	15,054
2009*	10.000000	11.476527	14.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.197581	12.800099	-3.01%	0
2010	12.032881	13.197581	9.68%	0
2009*	10.000000	12.032881	20.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.307650	10.387468	0.77%	9,847
2010	9.942818	10.307650	3.67%	0
2009	9.310276	9.942818	6.79%	0
2008	10.119497	9.310276	-8.00%	0
2007*	10.000000	10.119497	1.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.489826	9.287212	-2.14%	85,607
2010	8.739481	9.489826	8.59%	79,290
2009	7.493100	8.739481	16.63%	78,625
2008	9.965572	7.493100	-24.81%	70,075
2007*	10.000000	9.965572	-0.34%	45,816

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.951703	8.577705	-4.18%	64,904
2010	8.103553	8.951703	10.47%	64,711
2009	6.654247	8.103553	21.78%	82,697
2008	9.907169	6.654247	-32.83%	73,020
2007*	10.000000	9.907169	-0.93%	58,818
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.966610	9.959034	-0.08%	8,569
2010	9.381348	9.966610	6.24%	12,192
2009	8.364579	9.381348	12.16%	4,537
2008	10.057097	8.364579	-16.83%	4,580
2007*	10.000000	10.057097	0.57%	4,725

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.586443	18.692991	-9.20%	50,867
2010	19.358994	20.586443	6.34%	60,653
2009	15.821437	19.358994	22.36%	65,711
2008	21.790050	15.821437	-27.39%	59,931
2007	15.453793	21.790050	41.00%	39,379
2006	13.143993	15.453793	17.57%	35,856
2005	10.808203	13.143993	21.61%	23,272
2004*	10.000000	10.808203	8.08%	8,195
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.711614	12.851063	1.10%	33,222
2010	11.092922	12.711614	14.59%	35,035
2009	10.012425	11.092922	10.79%	38,148
2008	12.952214	10.012425	-22.70%	37,629
2007	11.646655	12.952214	11.21%	37,137
2006	10.702052	11.646655	8.83%	36,268
2005	10.414325	10.702052	2.76%	19,469
2004*	10.000000	10.414325	4.14%	15,382
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.239575	11.802343	5.01%	21,024
2010	10.832212	11.239575	3.76%	25,160
2009	10.330133	10.832212	4.86%	25,517
2008	10.524256	10.330133	-1.84%	28,899
2007	10.179634	10.524256	3.39%	23,918
2006	9.979198	10.179634	2.01%	20,738
2005	10.035846	9.979198	-0.56%	20,225
2004*	10.000000	10.035846	0.36%	19,902
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.310872	13.241822	-0.52%	30,590
2010	11.251970	13.310872	18.30%	34,016
2009	9.271887	11.251970	21.36%	35,252
2008	14.527081	9.271887	-36.18%	37,161
2007	13.021324	14.527081	11.56%	22,808
2006	11.374456	13.021324	14.48%	23,279
2005	10.663253	11.374456	6.67%	18,655
2004*	10.000000	10.663253	6.63%	11,158
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.546042	11.701040	-6.74%	27,732
2010	11.017730	12.546042	13.87%	29,727
2009	9.551691	11.017730	15.35%	29,820
2008	15.232666	9.551691	-37.29%	32,357
2007	13.339357	15.232666	14.19%	19,264
2006	11.760106	13.339357	13.43%	17,385
2005	10.632258	11.760106	10.61%	10,237
2004*	10.000000	10.632258	6.32%	4,265

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.752698	10.456168	-11.03%	7,173
2010	9.848365	11.752698	19.34%	7,535
2009	7.164489	9.848365	37.46%	7,561
2008	13.596868	7.164489	-47.31%	8,478
2007	9.185307	13.596868	48.03%	449
2006*	10.000000	9.185307	-8.15%	875
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.799999	-2.00%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.438345	11.866962	-23.13%	4,745
2010	13.477399	15.438345	14.55%	5,415
2009	7.932150	13.477399	69.91%	4,796
2008	21.035867	7.932150	-62.29%	5,323
2007	14.982613	21.035867	40.40%	3,771
2006	12.200545	14.982613	22.80%	3,742
2005*	10.000000	12.200545	22.01%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.551989	11.544169	-0.07%	31,916
2010	10.486395	11.551989	10.16%	35,382
2009	8.433471	10.486395	24.34%	36,068
2008	13.525202	8.433471	-37.65%	38,831
2007	10.987732	13.525202	20.26%	35,746
2006	10.690041	10.987732	2.78%	37,967
2005	9.821356	10.690041	8.84%	35,012
2004*	10.000000	9.821356	-1.79%	21,321
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.491483	14.926584	3.00%	3,127
2010	12.893859	14.491483	12.39%	3,127
2009	8.999377	12.893859	43.28%	511
2008	11.763940	8.999377	-23.50%	1,045
2007	11.576822	11.763940	1.62%	1,429
2006	10.729127	11.576822	7.90%	1,414
2005	10.692088	10.729127	0.35%	0
2004*	10.000000	10.692088	6.92%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.131184	11.907697	-15.73%	5,225
2010	12.657476	14.131184	11.64%	5,346
2009	9.444365	12.657476	34.02%	5,600
2008	16.717096	9.444365	-43.50%	5,481
2007	15.550170	16.717096	7.50%	4,900
2006	12.259882	15.550170	26.84%	3,795
2005	11.270380	12.259882	8.78%	1,041
2004*	10.000000	11.270380	12.70%	1,041

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.529511	12.269727	-9.31%	5,078
2010	12.045339	13.529511	12.32%	5,938
2009	9.701216	12.045339	24.16%	5,014
2008	17.137630	9.701216	-43.39%	5,497
2007	14.440921	17.137630	18.67%	2,657
2006	12.197510	14.440921	18.39%	1,299
2005	10.701699	12.197510	13.98%	1,300
2004*	10.000000	10.701699	7.02%	1,300
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.068267	0.68%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.505005	12.288346	-9.01%	758
2010	9.798197	13.505005	37.83%	758
2009	7.087232	9.798197	38.25%	0
2008	13.939071	7.087232	-49.16%	173
2007	13.379017	13.939071	4.19%	0
2006	12.178669	13.379017	9.86%	0
2005	10.296689	12.178669	18.28%	0
2004*	10.000000	10.296689	2.97%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.220559	14.810567	-2.69%	6,041
2010	11.823463	15.220559	28.73%	7,427
2009	8.238758	11.823463	43.51%	8,613
2008	13.203551	8.238758	-37.60%	7,594
2007	11.983386	13.203551	10.18%	1,537
2006	11.280719	11.983386	6.23%	1,297
2005*	10.000000	11.280719	12.81%	349
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.992567	9.780272	-2.12%	7,824
2010	10.204450	9.992567	-2.08%	1,280
2009	10.323507	10.204450	-1.15%	2,111
2008	10.324803	10.323507	-0.01%	1,581
2007	10.087281	10.324803	2.35%	2,451
2006	9.881648	10.087281	2.08%	2,195
2005	9.852841	9.881648	0.29%	1,968
2004*	10.000000	9.852841	-1.47%	1,184
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.204705	9.571094	-6.21%	22,441
2010	9.027005	10.204705	13.05%	0
2009	7.480956	9.027005	20.67%	0
2008*	10.000000	7.480956	-25.19%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.345236	10.199321	-1.41%	18,240
2010	9.666010	10.345236	7.03%	16,052
2009	8.745508	9.666010	10.53%	5,582
2008*	10.000000	8.745508	-12.54%	2,659

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.150064	9.787333	-3.57%	108,149
2010	9.209801	10.150064	10.21%	105,434
2009	7.979477	9.209801	15.42%	104,062
2008*	10.000000	7.979477	-20.21%	61,641
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.428519	9.896878	-5.10%	161,903
2010	9.310888	10.428519	12.00%	163,519
2009	7.883207	9.310888	18.11%	169,328
2008*	10.000000	7.883207	-21.17%	105,228
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.353471	10.131211	-2.15%	114,254
2010	9.534880	10.353471	8.59%	94,244
2009	8.464239	9.534880	12.65%	73,996
2008*	10.000000	8.464239	-15.36%	48,929
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.311316	13.678164	2.76%	6,568
2010	10.585563	13.311316	25.75%	6,748
2009	8.751182	10.585563	20.96%	7,630
2008	13.983362	8.751182	-37.42%	7,113
2007	17.028180	13.983362	-17.88%	851
2006	13.376591	17.028180	27.30%	964
2005	12.333788	13.376591	8.45%	0
2004*	10.000000	12.333788	23.34%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.786047	14.556309	-7.79%	10,407
2010	14.307881	15.786047	10.33%	11,478
2009	10.165506	14.307881	40.75%	11,821
2008	15.715069	10.165506	-35.31%	13,451
2007	12.915053	15.715069	21.68%	4,597
2006	12.234857	12.915053	5.56%	5,101
2005	10.663858	12.234857	14.73%	366
2004*	10.000000	10.663858	6.64%	367
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.233011	11.575967	-12.52%	9,174
2010	10.495631	13.233011	26.08%	9,232
2009	7.961709	10.495631	31.83%	9,029
2008	13.378147	7.961709	-40.49%	9,975
2007	12.045569	13.378147	11.06%	3,486
2006	11.717424	12.045569	2.80%	3,967
2005	10.607490	11.717424	10.46%	2,617
2004*	10.000000	10.607490	6.07%	2,618

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.240185	11.299048	-14.66%	8,953
2010	10.703596	13.240185	23.70%	8,714
2009	8.470016	10.703596	26.37%	9,246
2008	11.718772	8.470016	-27.72%	9,288
2007	12.493764	11.718772	-6.20%	4,388
2006	10.926926	12.493764	14.34%	4,447
2005	10.721378	10.926926	1.92%	2,224
2004*	10.000000	10.721378	7.21%	2,224
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.631868	10.549350	-9.31%	21,458
2010	10.013887	11.631868	16.16%	23,572
2009	8.081019	10.013887	23.92%	24,618
2008	12.478424	8.081019	-35.24%	28,744
2007	12.516769	12.478424	-0.31%	26,975
2006	10.943582	12.516769	14.38%	27,967
2005	10.709621	10.943582	2.18%	24,582
2004*	10.000000	10.709621	7.10%	15,802
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.479425	7.971249	-5.99%	0
2010	7.559691	8.479425	12.17%	0
2009	6.073473	7.559691	24.47%	0
2008	9.828224	6.073473	-38.20%	0
2007*	10.000000	9.828224	-1.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.327843	12.170096	-1.28%	0
2010	11.472614	12.327843	7.45%	0
2009*	10.000000	11.472614	14.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.186361	12.782689	-3.06%	2,558
2010	12.028785	13.186361	9.62%	2,562
2009*	10.000000	12.028785	20.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.288359	10.362751	0.72%	0
2010	9.929276	10.288359	3.62%	0
2009	9.302352	9.929276	6.74%	0
2008	10.116043	9.302352	-8.04%	0
2007*	10.000000	10.116043	1.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.472062	9.265098	-2.18%	22,786
2010	8.727561	9.472062	8.53%	22,846
2009	7.486705	8.727561	16.57%	22,748
2008	9.962169	7.486705	-24.85%	20,107
2007*	10.000000	9.962169	-0.38%	5,167

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.934922	8.557263	-4.23%	24,630
2010	8.092497	8.934922	10.41%	24,557
2009	6.648561	8.092497	21.72%	24,657
2008	9.903777	6.648561	-32.87%	22,492
2007*	10.000000	9.903777	-0.96%	5,152
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.947950	9.935326	-0.13%	58,188
2010	9.368568	9.947950	6.18%	24,975
2009	8.357446	9.368568	12.10%	0
2008	10.053668	8.357446	-16.87%	0
2007*	10.000000	10.053668	0.54%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.514685	18.618324	-9.24%	371
2010	19.301364	20.514685	6.29%	1,769
2009	15.782396	19.301364	22.30%	2,809
2008	21.747412	15.782396	-27.43%	3,208
2007	15.431474	21.747412	40.93%	3,377
2006	13.131697	15.431474	17.51%	2,816
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.667292	12.799735	1.05%	0
2010	11.059887	12.667292	14.53%	0
2009	9.987713	11.059887	10.73%	0
2008	12.926855	9.987713	-22.74%	0
2007	11.629819	12.926855	11.15%	0
2006	10.692031	11.629819	8.77%	358
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.200380	11.755193	4.95%	0
2010	10.799956	11.200380	3.71%	0
2009	10.304639	10.799956	4.81%	154
2008	10.503668	10.304639	-1.89%	154
2007	10.164949	10.503668	3.33%	227
2006	9.969879	10.164949	1.96%	363
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.264480	13.188939	-0.57%	577
2010	11.218476	13.264480	18.24%	577
2009	9.249009	11.218476	21.29%	1,369
2008	14.498647	9.249009	-36.21%	1,949
2007	13.002523	14.498647	11.51%	2,063
2006	11.363817	13.002523	14.42%	866
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.502314	11.654319	-6.78%	563
2010	10.984935	12.502314	13.81%	564
2009	9.528126	10.984935	15.29%	795
2008	15.202870	9.528126	-37.33%	796
2007	13.320108	15.202870	14.13%	907
2006	11.749118	13.320108	13.37%	1,035
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.724637	10.425886	-11.08%	0
2010	9.829873	11.724637	19.28%	0
2009	7.154709	9.829873	37.39%	0
2008	13.585267	7.154709	-47.33%	0
2007	9.182194	13.585267	47.95%	0
2006*	10.000000	9.182194	-8.18%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.796679	-2.03%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.394320	11.827082	-23.17%	0
2010	13.445827	15.394320	14.49%	0
2009	7.917616	13.445827	69.82%	0
2008	21.008111	7.917616	-62.31%	0
2007	14.970532	21.008111	40.33%	0
2006	12.196923	14.970532	22.74%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.511708	11.498047	-0.12%	0
2010	10.455169	11.511708	10.11%	0
2009	8.412661	10.455169	24.28%	391
2008	13.498737	8.412661	-37.68%	885
2007	10.971865	13.498737	20.20%	985
2006	10.680038	10.971865	2.73%	309
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.440990	14.866993	2.95%	0
2010	12.855494	14.440990	12.33%	0
2009	8.977183	12.855494	43.20%	0
2008	11.740931	8.977183	-23.54%	0
2007	11.560112	11.740931	1.56%	0
2006	10.719092	11.560112	7.85%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.081897	11.860104	-15.78%	0
2010	12.619766	14.081897	11.59%	0
2009	9.421057	12.619766	33.95%	0
2008	16.684386	9.421057	-43.53%	0
2007	15.527724	16.684386	7.45%	0
2006	12.248422	15.527724	26.77%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.482341	12.220705	-9.36%	0
2010	12.009476	13.482341	12.26%	0
2009	9.677273	12.009476	24.10%	0
2008	17.104090	9.677273	-43.42%	0
2007	14.420067	17.104090	18.61%	0
2006	12.186103	14.420067	18.33%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.064852	0.65%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.457893	12.239220	-9.06%	0
2010	9.768989	13.457893	37.76%	0
2009	7.069724	9.768989	38.18%	0
2008	13.911775	7.069724	-49.18%	0
2007	13.359681	13.911775	4.13%	0
2006	12.167269	13.359681	9.80%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.177194	14.760832	-2.74%	0
2010	11.795797	15.177194	28.67%	0
2009	8.223675	11.795797	43.44%	0
2008	13.186138	8.223675	-37.63%	0
2007	11.973730	13.186138	10.13%	0
2006	11.277380	11.973730	6.17%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.956888	9.740384	-2.17%	0
2010	10.173208	9.956888	-2.13%	0
2009	10.297164	10.173208	-1.20%	0
2008	10.303720	10.297164	-0.06%	0
2007	10.071856	10.303720	2.30%	0
2006	9.871568	10.071856	2.03%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.189917	9.552346	-6.26%	0
2010	9.018535	10.189917	12.99%	0
2009	7.477757	9.018535	20.60%	0
2008*	10.000000	7.477757	-25.22%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.330231	10.179333	-1.46%	0
2010	9.656927	10.330231	6.97%	0
2009	8.741761	9.656927	10.47%	0
2008*	10.000000	8.741761	-12.58%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.135356	9.768182	-3.62%	1,265
2010	9.201144	10.135356	10.15%	0
2009	7.976051	9.201144	15.36%	0
2008*	10.000000	7.976051	-20.24%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.413432	9.877516	-5.15%	0
2010	9.302166	10.413432	11.95%	0
2009	7.879836	9.302166	18.05%	0
2008*	10.000000	7.879836	-21.20%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.338470	10.111375	-2.20%	1,213
2010	9.525931	10.338470	8.53%	0
2009	8.460620	9.525931	12.59%	0
2008*	10.000000	8.460620	-15.39%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.267746	13.626436	2.70%	0
2010	10.556292	13.267746	25.69%	0
2009	8.731455	10.556292	20.90%	0
2008	13.959007	8.731455	-37.45%	0
2007	17.007266	13.959007	-17.92%	0
2006	13.366966	17.007266	27.23%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.730977	14.498117	-7.84%	0
2010	14.265243	15.730977	10.27%	0
2009	10.140390	14.265243	40.68%	0
2008	15.684285	10.140390	-35.35%	0
2007	12.896379	15.684285	21.62%	0
2006	12.223398	12.896379	5.51%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.186812	11.529661	-12.57%	0
2010	10.464334	13.186812	26.02%	0
2009	7.942029	10.464334	31.76%	0
2008	13.351929	7.942029	-40.52%	0
2007	12.028151	13.351929	11.01%	0
2006	11.706459	12.028151	2.75%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.194039	11.253906	-14.70%	0
2010	10.671739	13.194039	23.64%	0
2009	8.449122	10.671739	26.31%	0
2008	11.695858	8.449122	-27.76%	0
2007	12.475739	11.695858	-6.25%	0
2006	10.916723	12.475739	14.28%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.591295	10.507196	-9.35%	803
2010	9.984053	11.591295	16.10%	804
2009	8.061050	9.984053	23.86%	604
2008	12.453989	8.061050	-35.27%	605
2007	12.498680	12.453989	-0.36%	606
2006	10.933337	12.498680	14.32%	695
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.463496	7.952220	-6.04%	0
2010	7.549349	8.463496	12.11%	0
2009	6.068278	7.549349	24.41%	0
2008	9.824863	6.068278	-38.24%	0
2007*	10.000000	9.824863	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.317334	12.153512	-1.33%	2,013
2010	11.468700	12.317334	7.40%	0
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.269084	10.338065	0.67%	0
2010	9.915732	10.269084	3.56%	0
2009	9.294408	9.915732	6.68%	0
2008	10.112579	9.294408	-8.09%	0
2007*	10.000000	10.112579	1.13%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.454338	9.243044	-2.23%	0
2010	8.715681	9.454338	8.48%	0
2009	7.480324	8.715681	16.51%	0
2008	9.958769	7.480324	-24.89%	0
2007*	10.000000	9.958769	-0.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.918204	8.536892	-4.28%	0
2010	8.081469	8.918204	10.35%	0
2009	6.642894	8.081469	21.66%	0
2008	9.900399	6.642894	-32.90%	0
2007*	10.000000	9.900399	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.929340	9.911686	-0.18%	1,225
2010	9.355810	9.929340	6.13%	0
2009	8.350325	9.355810	12.04%	0
2008	10.050227	8.350325	-16.91%	0
2007*	10.000000	10.050227	0.50%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.443172	18.543954	-9.29%	40,825
2010	19.243908	20.443172	6.23%	57,415
2009	15.743465	19.243908	22.23%	69,507
2008	21.704884	15.743465	-27.47%	69,029
2007	15.409201	21.704884	40.86%	101,068
2006	13.119434	15.409201	17.45%	91,281
2005	10.799005	13.119434	21.49%	87,359
2004*	10.000000	10.799005	7.99%	30,585
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.623106	12.748574	0.99%	22,651
2010	11.026947	12.623106	14.48%	30,995
2009	9.963061	11.026947	10.68%	38,467
2008	12.901561	9.963061	-22.78%	41,594
2007	11.613032	12.901561	11.10%	41,697
2006	10.682044	11.613032	8.72%	45,011
2005	10.405459	10.682044	2.66%	38,697
2004*	10.000000	10.405459	4.05%	24,591
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.161327	11.708235	4.90%	23,230
2010	10.767809	11.161327	3.65%	35,074
2009	10.279216	10.767809	4.75%	31,791
2008	10.483101	10.279216	-1.94%	38,659
2007	10.150252	10.483101	3.28%	30,643
2006	9.960541	10.150252	1.90%	24,800
2005	10.027298	9.960541	-0.67%	24,729
2004*	10.000000	10.027298	0.27%	12,711
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.218202	13.136215	-0.62%	21,910
2010	11.185045	13.218202	18.18%	35,993
2009	9.226156	11.185045	21.23%	37,407
2008	14.470254	9.226156	-36.24%	42,200
2007	12.983732	14.470254	11.45%	49,197
2006	11.353182	12.983732	14.36%	45,471
2005	10.654166	11.353182	6.56%	40,748
2004*	10.000000	10.654166	6.54%	25,132
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.458715	11.607746	-6.83%	19,482
2010	10.952226	12.458715	13.76%	24,168
2009	9.504617	10.952226	15.23%	25,580
2008	15.173133	9.504617	-37.36%	27,636
2007	13.300881	15.173133	14.08%	27,164
2006	11.738140	13.300881	13.31%	24,242
2005	10.623214	11.738140	10.50%	18,900
2004*	10.000000	10.623214	6.23%	4,575

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.696667	10.395700	-11.12%	7,542
2010	9.811438	11.696667	19.21%	7,740
2009	7.144943	9.811438	37.32%	8,572
2008	13.573682	7.144943	-47.36%	8,592
2007	9.179075	13.573682	47.88%	5,550
2006*	10.000000	9.179075	-8.21%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.793357	-2.07%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.350413	11.787333	-23.21%	4,360
2010	13.414330	15.350413	14.43%	7,260
2009	7.903105	13.414330	69.73%	9,182
2008	20.980380	7.903105	-62.33%	6,478
2007	14.958457	20.980380	40.26%	6,720
2006	12.193311	14.958457	22.68%	2,574
2005*	10.000000	12.193311	21.93%	1,776
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.471555	11.452101	-0.17%	38,349
2010	10.424016	11.471555	10.05%	56,840
2009	8.391883	10.424016	24.22%	70,532
2008	13.472303	8.391883	-37.71%	86,839
2007	10.955999	13.472303	20.14%	97,808
2006	10.670044	10.955999	2.68%	93,102
2005	9.812988	10.670044	8.73%	85,301
2004*	10.000000	9.812988	-1.87%	44,920
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.390636	14.807597	2.90%	2,674
2010	12.817218	14.390636	12.28%	4,907
2009	8.955025	12.817218	43.13%	3,961
2008	11.717943	8.955025	-23.58%	4,104
2007	11.543415	11.717943	1.51%	3,947
2006	10.709075	11.543415	7.79%	963
2005	10.682989	10.709075	0.24%	896
2004*	10.000000	10.682989	6.83%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.032778	11.812695	-15.82%	5,060
2010	12.582168	14.032778	11.53%	6,150
2009	9.397781	12.582168	33.88%	6,119
2008	16.651699	9.397781	-43.56%	5,735
2007	15.505266	16.651699	7.39%	6,003
2006	12.236949	15.505266	26.71%	5,283
2005	11.260777	12.236949	8.67%	7,710
2004*	10.000000	11.260777	12.61%	2,463

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.435303	12.171852	-9.40%	2,610
2010	11.973683	13.435303	12.21%	3,512
2009	9.653364	11.973683	24.04%	3,625
2008	17.070589	9.653364	-43.45%	3,512
2007	14.399220	17.070589	18.55%	6,310
2006	12.174694	14.399220	18.27%	2,735
2005	10.692575	12.174694	13.86%	1,353
2004*	10.000000	10.692575	6.93%	1,441
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.061450	0.61%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.410945	12.190296	-9.10%	2,175
2010	9.739883	13.410945	37.69%	710
2009	7.052264	9.739883	38.11%	675
2008	13.884548	7.052264	-49.21%	1,630
2007	13.340383	13.884548	4.08%	1,977
2006	12.155893	13.340383	9.74%	4,710
2005	10.287902	12.155893	18.16%	4,630
2004*	10.000000	10.287902	2.88%	1,903
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.133917	14.711220	-2.79%	8,926
2010	11.768157	15.133917	28.60%	12,564
2009	8.208610	11.768157	43.36%	12,934
2008	13.168736	8.208610	-37.67%	14,856
2007	11.964068	13.168736	10.07%	13,038
2006	11.274032	11.964068	6.12%	10,990
2005*	10.000000	11.274032	12.74%	4,672
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.921313	9.700630	-2.22%	1,650
2010	10.142046	9.921313	-2.18%	1,631
2009	10.270870	10.142046	-1.25%	2,352
2008	10.282666	10.270870	-0.11%	2,373
2007	10.056446	10.282666	2.25%	1,855
2006	9.861491	10.056446	1.98%	1,814
2005	9.842774	9.861491	0.19%	9,682
2004*	10.000000	9.842774	-1.57%	8,910
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.175141	9.533627	-6.30%	7,134
2010	9.010056	10.175141	12.93%	5,973
2009	7.474553	9.010056	20.54%	6,026
2008*	10.000000	7.474553	-25.25%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.315287	10.159424	-1.51%	12,055
2010	9.647882	10.315287	6.92%	3,975
2009	8.738028	9.647882	10.41%	3,980
2008*	10.000000	8.738028	-12.62%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.120669	9.749046	-3.67%	139,806
2010	9.192508	10.120669	10.10%	122,487
2009	7.972644	9.192508	15.30%	124,185
2008*	10.000000	7.972644	-20.27%	59,852
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.398329	9.858156	-5.19%	208,443
2010	9.293427	10.398329	11.89%	193,869
2009	7.876463	9.293427	17.99%	193,947
2008*	10.000000	7.876463	-21.24%	16,657
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.323487	10.091569	-2.25%	16,968
2010	9.516992	10.323487	8.47%	16,973
2009	8.456996	9.516992	12.53%	9,608
2008*	10.000000	8.456996	-15.43%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.224301	13.574893	2.65%	5,913
2010	10.527099	13.224301	25.62%	6,228
2009	8.711765	10.527099	20.84%	6,917
2008	13.934686	8.711765	-37.48%	6,660
2007	16.986373	13.934686	-17.97%	5,487
2006	13.357344	16.986373	27.17%	1,944
2005	12.328599	13.357344	8.34%	1,895
2004*	10.000000	12.328599	23.29%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.676111	14.440173	-7.88%	13,222
2010	14.222761	15.676111	10.22%	16,437
2009	10.115368	14.222761	40.61%	18,148
2008	15.653608	10.115368	-35.38%	17,314
2007	12.877773	15.653608	21.56%	13,130
2006	12.211983	12.877773	5.45%	24,232
2005	10.654772	12.211983	14.62%	23,725
2004*	10.000000	10.654772	6.55%	21,923
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.140844	11.483594	-12.61%	6,026
2010	10.433184	13.140844	25.95%	7,243
2009	7.922432	10.433184	31.69%	6,668
2008	13.325813	7.922432	-40.55%	5,677
2007	12.010789	13.325813	10.95%	5,583
2006	11.695520	12.010789	2.70%	6,400
2005	10.598459	11.695520	10.35%	5,724
2004*	10.000000	10.598459	5.98%	1,126

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.148003	11.208918	-14.75%	6,655
2010	10.639934	13.148003	23.57%	8,360
2009	8.428251	10.639934	26.24%	8,474
2008	11.672947	8.428251	-27.80%	9,963
2007	12.457710	11.672947	-6.30%	10,845
2006	10.906502	12.457710	14.22%	11,011
2005	10.712249	10.906502	1.81%	10,841
2004*	10.000000	10.712249	7.12%	3,126
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.550869	10.465200	-9.40%	29,940
2010	9.954310	11.550869	16.04%	35,144
2009	8.041144	9.954310	23.79%	38,825
2008	12.429595	8.041144	-35.31%	42,894
2007	12.480622	12.429595	-0.41%	55,268
2006	10.923112	12.480622	14.26%	56,296
2005	10.700497	10.923112	2.08%	56,399
2004*	10.000000	10.700497	7.00%	26,423
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.447649	7.933273	-6.09%	11,709
2010	7.539051	8.447649	12.05%	4,826
2009	6.063093	7.539051	24.34%	4,833
2008	9.821498	6.063093	-38.27%	4,841
2007*	10.000000	9.821498	-1.79%	4,847
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.306842	12.136974	-1.38%	0
2010	11.464785	12.306842	7.34%	0
2009*	10.000000	11.464785	14.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
2009*	10.000000	12.020578	20.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.249833	10.313436	0.62%	0
2010	9.902205	10.249833	3.51%	0
2009	9.286475	9.902205	6.63%	0
2008	10.109119	9.286475	-8.14%	0
2007*	10.000000	10.109119	1.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.436603	9.220995	-2.28%	33,555
2010	8.703784	9.436603	8.42%	39,472
2009	7.473940	8.703784	16.46%	25,680
2008	9.955372	7.473940	-24.93%	25,720
2007*	10.000000	9.955372	-0.45%	5,161

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.901470	8.516523	-4.32%	0
2010	8.070438	8.901470	10.30%	5,362
2009	6.637216	8.070438	21.59%	5,384
2008	9.897009	6.637216	-32.94%	5,331
2007*	10.000000	9.897009	-1.03%	5,169
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.910714	9.888050	-0.23%	19,126
2010	9.343044	9.910714	6.08%	19,131
2009	8.343195	9.343044	11.98%	15,322
2008	10.046788	8.343195	-16.96%	15,322
2007*	10.000000	10.046788	0.47%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.371837	18.469799	-9.34%	161
2010	19.186562	20.371837	6.18%	0
2009	15.704580	19.186562	22.17%	0
2008	21.662361	15.704580	-27.50%	1,435
2007	15.386924	21.662361	40.78%	1,517
2006	13.107145	15.386924	17.39%	1,691
2005	10.794394	13.107145	21.43%	1,811
2004*	10.000000	10.794394	7.94%	1,969
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.579061	12.697617	0.94%	0
2010	10.994081	12.579061	14.42%	0
2009	9.938453	10.994081	10.62%	0
2008	12.876288	9.938453	-22.82%	1,368
2007	11.596250	12.876288	11.04%	1,528
2006	10.672039	11.596250	8.66%	1,307
2005	10.401022	10.672039	2.61%	1,272
2004*	10.000000	10.401022	4.01%	1,193
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.122376	11.661429	4.85%	309
2010	10.735708	11.122376	3.60%	0
2009	10.253820	10.735708	4.70%	0
2008	10.462550	10.253820	-2.00%	0
2007	10.135574	10.462550	3.23%	0
2006	9.951221	10.135574	1.85%	0
2005	10.023031	9.951221	-0.72%	0
2004*	10.000000	10.023031	0.23%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.172096	13.083727	-0.67%	0
2010	11.151728	13.172096	18.12%	0
2009	9.203383	11.151728	21.17%	0
2008	14.441928	9.203383	-36.27%	0
2007	12.964973	14.441928	11.39%	0
2006	11.342563	12.964973	14.30%	0
2005	10.649633	11.342563	6.51%	0
2004*	10.000000	10.649633	6.50%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.415221	11.561320	-6.88%	271
2010	10.919561	12.415221	13.70%	0
2009	9.481117	10.919561	15.17%	0
2008	15.143392	9.481117	-37.39%	1,356
2007	13.281640	15.143392	14.02%	1,311
2006	11.727145	13.281640	13.26%	1,151
2005	10.618680	11.727145	10.44%	1,183
2004*	10.000000	10.618680	6.19%	1,188

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.668755	10.365598	-11.17%	0
2010	9.793031	11.668755	19.15%	0
2009	7.135190	9.793031	37.25%	0
2008	13.562104	7.135190	-47.39%	0
2007	9.175957	13.562104	47.80%	0
2006*	10.000000	9.175957	-8.24%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.790033	-2.10%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.306609	11.747683	-23.25%	0
2010	13.382889	15.306609	14.37%	0
2009	7.888615	13.382889	69.65%	0
2008	20.952680	7.888615	-62.35%	0
2007	14.946394	20.952680	40.19%	0
2006	12.189689	14.946394	22.62%	0
2005*	10.000000	12.189689	21.90%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.431525	11.406315	-0.22%	0
2010	10.392963	11.431525	9.99%	0
2009	8.371156	10.392963	24.15%	0
2008	13.445912	8.371156	-37.74%	3,111
2007	10.940165	13.445912	20.08%	2,944
2006	10.660066	10.940165	2.63%	2,773
2005	9.808803	10.660066	8.68%	2,557
2004*	10.000000	9.808803	-1.91%	2,530
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.340396	14.748379	2.84%	0
2010	12.779002	14.340396	12.22%	0
2009	8.932894	12.779002	43.06%	0
2008	11.694969	8.932894	-23.62%	0
2007	11.526709	11.694969	1.46%	0
2006	10.699038	11.526709	7.74%	0
2005	10.678437	10.699038	0.19%	0
2004*	10.000000	10.678437	6.78%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.983811	11.765453	-15.86%	0
2010	12.544671	13.983811	11.47%	0
2009	9.374580	12.544671	33.82%	0
2008	16.619110	9.374580	-43.59%	0
2007	15.482884	16.619110	7.34%	0
2006	12.225511	15.482884	26.64%	0
2005	11.255984	12.225511	8.61%	0
2004*	10.000000	11.255984	12.56%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.388426	12.123187	-9.45%	0
2010	11.938008	13.388426	12.15%	0
2009	9.629525	11.938008	23.97%	0
2008	17.037171	9.629525	-43.48%	0
2007	14.378416	17.037171	18.49%	0
2006	12.163302	14.378416	18.21%	0
2005	10.688018	12.163302	13.80%	0
2004*	10.000000	10.688018	6.88%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.058032	0.58%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.364100	12.141505	-9.15%	0
2010	9.710824	13.364100	37.62%	0
2009	7.034825	9.710824	38.04%	0
2008	13.857324	7.034825	-49.23%	0
2007	13.321083	13.857324	4.03%	0
2006	12.144513	13.321083	9.69%	0
2005	10.283514	12.144513	18.10%	0
2004*	10.000000	10.283514	2.84%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.090753	14.661786	-2.84%	0
2010	11.740591	15.090753	28.53%	0
2009	8.193568	11.740591	43.29%	0
2008	13.151338	8.193568	-37.70%	0
2007	11.954405	13.151338	10.01%	0
2006	11.270679	11.954405	6.07%	0
2005*	10.000000	11.270679	12.71%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.885835	9.661005	-2.27%	356
2010	10.110954	9.885835	-2.23%	0
2009	10.244622	10.110954	-1.30%	0
2008	10.261638	10.244622	-0.17%	0
2007	10.041046	10.261638	2.20%	0
2006	9.851416	10.041046	1.92%	0
2005	9.837737	9.851416	0.14%	0
2004*	10.000000	9.837737	-1.62%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.160413	9.514968	-6.35%	0
2010	9.001598	10.160413	12.87%	0
2009	7.471358	9.001598	20.48%	0
2008*	10.000000	7.471358	-25.29%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.300323	10.139508	-1.56%	0
2010	9.638807	10.300323	6.86%	0
2009	8.734287	9.638807	10.36%	0
2008*	10.000000	8.734287	-12.66%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.106006	9.729953	-3.72%	0
2010	9.183881	10.106006	10.04%	0
2009	7.969229	9.183881	15.24%	0
2008*	10.000000	7.969229	-20.31%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.383255	9.838849	-5.24%	0
2010	9.284696	10.383255	11.83%	0
2009	7.873089	9.284696	17.93%	0
2008*	10.000000	7.873089	-21.27%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.308511	10.071783	-2.30%	0
2010	9.508049	10.308511	8.42%	0
2009	8.453374	9.508049	12.48%	0
2008*	10.000000	8.453374	-15.47%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.180954	13.523498	2.60%	0
2010	10.497956	13.180954	25.56%	0
2009	8.692097	10.497956	20.78%	0
2008	13.910369	8.692097	-37.51%	0
2007	16.965468	13.910369	-18.01%	0
2006	13.347713	16.965468	27.10%	0
2005	12.326000	13.347713	8.29%	0
2004*	10.000000	12.326000	23.26%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.621408	14.382440	-7.93%	0
2010	14.180369	15.621408	10.16%	0
2009	10.090376	14.180369	40.53%	0
2008	15.622940	10.090376	-35.41%	0
2007	12.859146	15.622940	21.49%	0
2006	12.200552	12.859146	5.40%	0
2005	10.650228	12.200552	14.56%	0
2004*	10.000000	10.650228	6.50%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.094952	11.437653	-12.66%	0
2010	10.402066	13.094952	25.89%	0
2009	7.902841	10.402066	31.62%	0
2008	13.299679	7.902841	-40.58%	0
2007	11.993404	13.299679	10.89%	0
2006	11.684560	11.993404	2.64%	0
2005	10.593928	11.684560	10.29%	0
2004*	10.000000	10.593928	5.94%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.102099	11.164085	-14.79%	0
2010	10.608210	13.102099	23.51%	0
2009	8.407421	10.608210	26.18%	0
2008	11.650073	8.407421	-27.83%	0
2007	12.439708	11.650073	-6.35%	0
2006	10.896297	12.439708	14.16%	0
2005	10.707685	10.896297	1.76%	0
2004*	10.000000	10.707685	7.08%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.510545	10.423339	-9.45%	292
2010	9.924640	11.510545	15.98%	0
2009	8.021278	9.924640	23.73%	0
2008	12.405254	8.021278	-35.34%	1,672
2007	12.462586	12.405254	-0.46%	1,560
2006	10.912888	12.462586	14.20%	1,240
2005	10.695926	10.912888	2.03%	1,251
2004*	10.000000	10.695926	6.96%	1,171
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.431772	7.914321	-6.14%	0
2010	7.528740	8.431772	11.99%	0
2009	6.057902	7.528740	24.28%	0
2008	9.818141	6.057902	-38.30%	0
2007*	10.000000	9.818141	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.296361	12.120454	-1.43%	0
2010	11.460873	12.296361	7.29%	0
2009*	10.000000	11.460873	14.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.152685	12.730542	-3.21%	0
2010	12.016478	13.152685	9.46%	0
2009*	10.000000	12.016478	20.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.230618	10.288834	0.57%	0
2010	9.888699	10.230618	3.46%	0
2009	9.278557	9.888699	6.58%	0
2008	10.105663	9.278557	-8.18%	0
2007*	10.000000	10.105663	1.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.418886	9.198989	-2.33%	628
2010	8.691888	9.418886	8.36%	630
2009	7.467554	8.691888	16.40%	636
2008	9.951962	7.467554	-24.96%	641
2007*	10.000000	9.951962	-0.48%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.884786	8.496222	-4.37%	0
2010	8.059425	8.884786	10.24%	0
2009	6.631547	8.059425	21.53%	0
2008	9.893628	6.631547	-32.97%	0
2007*	10.000000	9.893628	-1.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.892135	9.864471	-0.28%	587
2010	9.330293	9.892135	6.02%	590
2009	8.336075	9.330293	11.93%	589
2008	10.043354	8.336075	-17.00%	589
2007*	10.000000	10.043354	0.43%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.300761	18.395958	-9.38%	36,165
2010	19.129405	20.300761	6.12%	35,577
2009	15.665808	19.129405	22.11%	48,786
2008	21.619953	15.665808	-27.54%	58,564
2007	15.364693	21.619953	40.71%	56,365
2006	13.094887	15.364693	17.33%	53,277
2005	10.789797	13.094887	21.36%	34,015
2004*	10.000000	10.789797	7.90%	2,535
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.535130	12.646802	0.89%	12,404
2010	10.961290	12.535130	14.36%	16,186
2009	9.913877	10.961290	10.57%	19,340
2008	12.851028	9.913877	-22.86%	21,543
2007	11.579451	12.851028	10.98%	23,207
2006	10.662030	11.579451	8.60%	17,844
2005	10.396574	10.662030	2.55%	12,697
2004*	10.000000	10.396574	3.97%	8,509
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.083558	11.614808	4.79%	16,290
2010	10.703719	11.083558	3.55%	18,429
2009	10.228493	10.703719	4.65%	17,720
2008	10.442050	10.228493	-2.05%	14,936
2007	10.120921	10.442050	3.17%	14,909
2006	9.941900	10.120921	1.80%	10,654
2005	10.018753	9.941900	-0.77%	4,384
2004*	10.000000	10.018753	0.19%	1,857
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.126090	13.031359	-0.72%	20,031
2010	11.118467	13.126090	18.06%	22,622
2009	9.180624	11.118467	21.11%	23,655
2008	14.413609	9.180624	-36.31%	28,023
2007	12.946212	14.413609	11.33%	33,322
2006	11.331929	12.946212	14.25%	30,248
2005	10.645089	11.331929	6.45%	19,305
2004*	10.000000	10.645089	6.45%	8,727
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.371855	11.515057	-6.93%	11,256
2010	10.886991	12.371855	13.64%	12,887
2009	9.457679	10.886991	15.11%	18,118
2008	15.113706	9.457679	-37.42%	24,626
2007	13.262437	15.113706	13.96%	26,030
2006	11.716154	13.262437	13.20%	25,080
2005	10.614151	11.716154	10.38%	21,379
2004*	10.000000	10.614151	6.14%	4,799

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.640901	10.335559	-11.21%	149
2010	9.774639	11.640901	19.09%	165
2009	7.125433	9.774639	37.18%	63
2008	13.550519	7.125433	-47.42%	46
2007	9.172838	13.550519	47.72%	198
2006*	10.000000	9.172838	-8.27%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.786708	-2.13%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.262881	11.708129	-23.29%	1,131
2010	13.351488	15.262881	14.32%	1,167
2009	7.874138	13.351488	69.56%	1,005
2008	20.925000	7.874138	-62.37%	853
2007	14.934342	20.925000	40.11%	675
2006	12.186073	14.934342	22.55%	552
2005*	10.000000	12.186073	21.86%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.391602	11.360678	-0.27%	22,442
2010	10.361965	11.391602	9.94%	23,656
2009	8.350468	10.361965	24.09%	26,803
2008	13.419569	8.350468	-37.77%	36,633
2007	10.924356	13.419569	20.02%	36,514
2006	10.650084	10.924356	2.58%	34,269
2005	9.804615	10.650084	8.62%	32,798
2004*	10.000000	9.804615	-1.95%	15,108
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.290345	14.689403	2.79%	22,926
2010	12.740924	14.290345	12.16%	19,438
2009	8.910826	12.740924	42.98%	18,752
2008	11.672055	8.910826	-23.66%	6,056
2007	11.510043	11.672055	1.41%	5,111
2006	10.689015	11.510043	7.68%	4,918
2005	10.673878	10.689015	0.14%	121
2004*	10.000000	10.673878	6.74%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.934955	11.718350	-15.91%	165
2010	12.507243	13.934955	11.42%	173
2009	9.351391	12.507243	33.75%	94
2008	16.586516	9.351391	-43.62%	736
2007	15.460475	16.586516	7.28%	716
2006	12.214054	15.460475	26.58%	850
2005	11.251181	12.214054	8.56%	941
2004*	10.000000	11.251181	12.51%	610

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.341690	12.074693	-9.50%	2,420
2010	11.902403	13.341690	12.09%	2,539
2009	9.605724	11.902403	23.91%	2,167
2008	17.003794	9.605724	-43.51%	2,169
2007	14.357638	17.003794	18.43%	1,536
2006	12.151925	14.357638	18.15%	1,567
2005	10.683467	12.151925	13.75%	980
2004*	10.000000	10.683467	6.83%	1,019
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.054614	0.55%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.317429	12.092924	-9.19%	1,246
2010	9.681853	13.317429	37.55%	1,529
2009	7.017429	9.681853	37.97%	1,629
2008	13.830173	7.017429	-49.26%	1,707
2007	13.301828	13.830173	3.97%	1,831
2006	12.133141	13.301828	9.63%	1,883
2005	10.279118	12.133141	18.04%	1,983
2004*	10.000000	10.279118	2.79%	2,043
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.047670	14.612461	-2.89%	8,454
2010	11.713056	15.047670	28.47%	9,724
2009	8.178536	11.713056	43.22%	9,914
2008	13.133955	8.178536	-37.73%	18,158
2007	11.944759	13.133955	9.96%	16,509
2006	11.267334	11.944759	6.01%	8,415
2005*	10.000000	11.267334	12.67%	4,743
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.850480	9.621554	-2.32%	6,369
2010	10.079949	9.850480	-2.28%	6,199
2009	10.218438	10.079949	-1.36%	7,926
2008	10.240650	10.218438	-0.22%	22,624
2007	10.025668	10.240650	2.14%	21,776
2006	9.841353	10.025668	1.87%	9,361
2005	9.832704	9.841353	0.09%	2,394
2004*	10.000000	9.832704	-1.67%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.145673	9.496307	-6.40%	12,983
2010	8.993138	10.145673	12.82%	12,988
2009	7.468149	8.993138	20.42%	12,993
2008*	10.000000	7.468149	-25.32%	20,031
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.285380	10.119632	-1.61%	29,328
2010	9.629757	10.285380	6.81%	31,247
2009	8.730548	9.629757	10.30%	0
2008*	10.000000	8.730548	-12.69%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.091347	9.710880	-3.77%	0
2010	9.175249	10.091347	9.98%	0
2009	7.965815	9.175249	15.18%	0
2008*	10.000000	7.965815	-20.34%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.368197	9.819555	-5.29%	0
2010	9.275971	10.368197	11.77%	0
2009	7.869713	9.275971	17.87%	0
2008*	10.000000	7.869713	-21.30%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.293572	10.052053	-2.35%	16,974
2010	9.499115	10.293572	8.36%	18,154
2009	8.449759	9.499115	12.42%	0
2008*	10.000000	8.449759	-15.50%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.137741	13.472276	2.55%	0
2010	10.468884	13.137741	25.49%	0
2009	8.672471	10.468884	20.71%	0
2008	13.886108	8.672471	-37.55%	0
2007	16.944602	13.886108	-18.05%	0
2006	13.338100	16.944602	27.04%	0
2005	12.323398	13.338100	8.23%	0
2004*	10.000000	12.323398	23.23%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.566829	14.324866	-7.98%	1,944
2010	14.138061	15.566829	10.11%	2,279
2009	10.065413	14.138061	40.46%	2,407
2008	15.592287	10.065413	-35.45%	3,165
2007	12.840527	15.592287	21.43%	3,165
2006	12.189108	12.840527	5.34%	3,378
2005	10.645674	12.189108	14.50%	4,263
2004*	10.000000	10.645674	6.46%	4,411
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.049203	11.391859	-12.70%	493
2010	10.371027	13.049203	25.82%	6,710
2009	7.883289	10.371027	31.56%	446
2008	13.273605	7.883289	-40.61%	440
2007	11.976064	13.273605	10.83%	255
2006	11.673624	11.976064	2.59%	308
2005	10.589412	11.673624	10.24%	359
2004*	10.000000	10.589412	5.89%	1,198

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.056355	11.119424	-14.84%	2,390
2010	10.576582	13.056355	23.45%	2,912
2009	8.386645	10.576582	26.11%	3,104
2008	11.627244	8.386645	-27.87%	4,083
2007	12.421713	11.627244	-6.40%	4,155
2006	10.886090	12.421713	14.11%	4,336
2005	10.703118	10.886090	1.71%	5,196
2004*	10.000000	10.703118	7.03%	4,519
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.470345	10.381627	-9.49%	15,119
2010	9.895027	11.470345	15.92%	16,934
2009	8.001449	9.895027	23.67%	22,983
2008	12.380940	8.001449	-35.37%	27,468
2007	12.444564	12.380940	-0.51%	27,371
2006	10.902665	12.444564	14.14%	25,376
2005	10.691365	10.902665	1.98%	20,174
2004*	10.000000	10.691365	6.91%	9,321
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.415946	7.895425	-6.18%	0
2010	7.518455	8.415946	11.94%	0
2009	6.052725	7.518455	24.22%	0
2008	9.814789	6.052725	-38.33%	0
2007*	10.000000	9.814789	-1.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.285861	12.103914	-1.48%	0
2010	11.456955	12.285861	7.23%	0
2009*	10.000000	11.456955	14.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.141486	12.713199	-3.26%	0
2010	12.012377	13.141486	9.40%	0
2009*	10.000000	12.012377	20.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.211436	10.264310	0.52%	0
2010	9.875210	10.211436	3.40%	0
2009	9.270639	9.875210	6.52%	0
2008	10.102214	9.270639	-8.23%	0
2007*	10.000000	10.102214	1.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.401228	9.177058	-2.38%	13,090
2010	8.680033	9.401228	8.31%	13,104
2009	7.461175	8.680033	16.34%	13,103
2008	9.948559	7.461175	-25.00%	13,102
2007*	10.000000	9.948559	-0.51%	7,535

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.868097	8.475943	-4.42%	7,822
2010	8.048399	8.868097	10.18%	7,799
2009	6.625877	8.048399	21.47%	7,831
2008	9.890239	6.625877	-33.01%	7,754
2007*	10.000000	9.890239	-1.10%	7,490
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.873553	9.840917	-0.33%	5,464
2010	9.317535	9.873553	5.97%	5,473
2009	8.328947	9.317535	11.87%	5,447
2008	10.039921	8.328947	-17.04%	5,499
2007*	10.000000	10.039921	0.40%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.229871	18.322353	-9.43%	18,118
2010	19.072370	20.229871	6.07%	18,118
2009	15.627089	19.072370	22.05%	18,118
2008	21.577584	15.627089	-27.58%	6,919
2007	15.342470	21.577584	40.64%	6,178
2006	13.082631	15.342470	17.27%	4,124
2005	10.785195	13.082631	21.30%	4,002
2004*	10.000000	10.785195	7.85%	377
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.491359	12.596209	0.84%	4,386
2010	10.928603	12.491359	14.30%	4,936
2009	9.889375	10.928603	10.51%	4,947
2008	12.825848	9.889375	-22.89%	5,104
2007	11.562709	12.825848	10.92%	5,104
2006	10.652056	11.562709	8.55%	3,208
2005	10.392148	10.652056	2.50%	3,901
2004*	10.000000	10.392148	3.92%	1,607
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.044824	11.568306	4.74%	1,564
2010	10.671775	11.044824	3.50%	1,680
2009	10.203207	10.671775	4.59%	1,683
2008	10.421574	10.203207	-2.10%	1,684
2007	10.106271	10.421574	3.12%	1,684
2006	9.932577	10.106271	1.75%	0
2005	10.014476	9.932577	-0.82%	0
2004*	10.000000	10.014476	0.14%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.080262	12.979226	-0.77%	2,522
2010	11.085312	13.080262	18.00%	5,866
2009	9.157934	11.085312	21.05%	5,933
2008	14.385371	9.157934	-36.34%	6,093
2007	12.927503	14.385371	11.28%	6,093
2006	11.321326	12.927503	14.19%	4,758
2005	10.640546	11.321326	6.40%	4,707
2004*	10.000000	10.640546	6.41%	3,998
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.328635	11.468957	-6.97%	1,581
2010	10.854511	12.328635	13.58%	3,353
2009	9.434292	10.854511	15.05%	3,389
2008	15.084063	9.434292	-37.46%	4,537
2007	13.243239	15.084063	13.90%	4,537
2006	11.705182	13.243239	13.14%	4,806
2005	10.609621	11.705182	10.33%	5,146
2004*	10.000000	10.609621	6.10%	3,565

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.613045	10.305567	-11.26%	0
2010	9.756249	11.613045	19.03%	0
2009	7.115680	9.756249	37.11%	0
2008	13.538937	7.115680	-47.44%	0
2007	9.169718	13.538937	47.65%	0
2006*	10.000000	9.169718	-8.30%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.783392	-2.17%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.219299	11.668733	-23.33%	0
2010	13.320166	15.219299	14.26%	0
2009	7.859687	13.320166	69.47%	0
2008	20.897360	7.859687	-62.39%	0
2007	14.922285	20.897360	40.04%	0
2006	12.182449	14.922285	22.49%	0
2005*	10.000000	12.182449	21.82%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.351817	11.315211	-0.32%	5,507
2010	10.331051	11.351817	9.88%	10,332
2009	8.329814	10.331051	24.02%	10,430
2008	13.393264	8.329814	-37.81%	11,837
2007	10.908538	13.393264	19.96%	13,141
2006	10.640104	10.908538	2.52%	12,080
2005	9.800436	10.640104	8.57%	12,021
2004*	10.000000	9.800436	-2.00%	8,644
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.240459	14.630651	2.74%	0
2010	12.702932	14.240459	12.10%	0
2009	8.888798	12.702932	42.91%	0
2008	11.649169	8.888798	-23.70%	0
2007	11.493395	11.649169	1.36%	0
2006	10.679008	11.493395	7.63%	0
2005	10.669327	10.679008	0.09%	0
2004*	10.000000	10.669327	6.69%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.886324	11.671475	-15.95%	0
2010	12.469962	13.886324	11.36%	0
2009	9.328288	12.469962	33.68%	0
2008	16.554027	9.328288	-43.65%	0
2007	15.438134	16.554027	7.23%	0
2006	12.202626	15.438134	26.51%	0
2005	11.246384	12.202626	8.50%	0
2004*	10.000000	11.246384	12.46%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.295107	12.026380	-9.54%	0
2010	11.866924	13.295107	12.03%	0
2009	9.581996	11.866924	23.85%	0
2008	16.970478	9.581996	-43.54%	0
2007	14.336880	16.970478	18.37%	0
2006	12.140556	14.336880	18.09%	0
2005	10.678915	12.140556	13.69%	0
2004*	10.000000	10.678915	6.79%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.051202	0.51%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.270898	12.044502	-9.24%	0
2010	9.652962	13.270898	37.48%	0
2009	7.000067	9.652962	37.90%	0
2008	13.803045	7.000067	-49.29%	0
2007	13.282578	13.803045	3.92%	0
2006	12.121782	13.282578	9.58%	0
2005	10.274736	12.121782	17.98%	0
2004*	10.000000	10.274736	2.75%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.004736	14.563312	-2.94%	0
2010	11.685614	15.004736	28.40%	0
2009	8.163549	11.685614	43.14%	0
2008	13.116619	8.163549	-37.76%	0
2007	11.935133	13.116619	9.90%	0
2006	11.263991	11.935133	5.96%	0
2005*	10.000000	11.263991	12.64%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.815224	9.582208	-2.37%	0
2010	10.049020	9.815224	-2.33%	428
2009	10.192303	10.049020	-1.41%	437
2008	10.219692	10.192303	-0.27%	440
2007	10.010304	10.219692	2.09%	440
2006	9.831289	10.010304	1.82%	440
2005	9.827670	9.831289	0.04%	440
2004*	10.000000	9.827670	-1.72%	1,038
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.130917	9.477645	-6.45%	0
2010	8.984669	10.130917	12.76%	0
2009	7.464945	8.984669	20.36%	0
2008*	10.000000	7.464945	-25.35%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.270459	10.099790	-1.66%	0
2010	9.620701	10.270459	6.75%	0
2009	8.726806	9.620701	10.24%	0
2008*	10.000000	8.726806	-12.73%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.076693	9.691821	-3.82%	0
2010	9.166622	10.076693	9.93%	0
2009	7.962404	9.166622	15.12%	0
2008*	10.000000	7.962404	-20.38%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.353131	9.800278	-5.34%	5,869
2010	9.267233	10.353131	11.72%	5,869
2009	7.866333	9.267233	17.81%	6,078
2008*	10.000000	7.866333	-21.34%	6,078
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.278632	10.032334	-2.40%	5,926
2010	9.490181	10.278632	8.31%	5,926
2009	8.446130	9.490181	12.36%	0
2008*	10.000000	8.446130	-15.54%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.094614	13.421191	2.49%	0
2010	10.439855	13.094614	25.43%	0
2009	8.652868	10.439855	20.65%	0
2008	13.861876	8.652868	-37.58%	0
2007	16.923752	13.861876	-18.09%	0
2006	13.328483	16.923752	26.97%	0
2005	12.320802	13.328483	8.18%	0
2004*	10.000000	12.320802	23.21%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.512459	14.267532	-8.03%	0
2010	14.095884	15.512459	10.05%	0
2009	10.040527	14.095884	40.39%	0
2008	15.561719	10.040527	-35.48%	0
2007	12.821951	15.561719	21.37%	0
2006	12.177698	12.821951	5.29%	0
2005	10.641137	12.177698	14.44%	0
2004*	10.000000	10.641137	6.41%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.003619	11.346261	-12.75%	0
2010	10.340080	13.003619	25.76%	0
2009	7.863802	10.340080	31.49%	0
2008	13.247579	7.863802	-40.64%	0
2007	11.958732	13.247579	10.78%	0
2006	11.662684	11.958732	2.54%	0
2005	10.584895	11.662684	10.18%	0
2004*	10.000000	10.584895	5.85%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.010740	11.074900	-14.88%	0
2010	10.545018	13.010740	23.38%	0
2009	8.365891	10.545018	26.05%	0
2008	11.604427	8.365891	-27.91%	0
2007	12.403733	11.604427	-6.44%	0
2006	10.875888	12.403733	14.05%	0
2005	10.698546	10.875888	1.66%	0
2004*	10.000000	10.698546	6.99%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.430275	10.340077	-9.54%	4,901
2010	9.865511	11.430275	15.86%	4,901
2009	7.981655	9.865511	23.60%	4,901
2008	12.356662	7.981655	-35.41%	6,034
2007	12.426558	12.356662	-0.56%	6,034
2006	10.892454	12.426558	14.08%	6,034
2005	10.686813	10.892454	1.92%	5,949
2004*	10.000000	10.686813	6.87%	3,332
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.400169	7.876599	-6.23%	0
2010	7.508192	8.400169	11.88%	0
2009	6.047554	7.508192	24.15%	0
2008	9.811421	6.047554	-38.36%	0
2007*	10.000000	9.811421	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
2009*	10.000000	11.453037	14.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
2009*	10.000000	12.008267	20.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.192271	10.239802	0.47%	0
2010	9.861727	10.192271	3.35%	0
2009	9.262723	9.861727	6.47%	0
2008	10.098757	9.262723	-8.28%	0
2007*	10.000000	10.098757	0.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.383569	9.155137	-2.43%	0
2010	8.668160	9.383569	8.25%	0
2009	7.454797	8.668160	16.28%	0
2008	9.945154	7.454797	-25.04%	0
2007*	10.000000	9.945154	-0.55%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.851437	8.455685	-4.47%	0
2010	8.037397	8.851437	10.13%	0
2009	6.620210	8.037397	21.41%	0
2008	9.886853	6.620210	-33.04%	0
2007*	10.000000	9.886853	-1.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.855043	9.817444	-0.38%	0
2010	9.304824	9.855043	5.91%	0
2009	8.321836	9.304824	11.81%	0
2008	10.036490	8.321836	-17.08%	0
2007*	10.000000	10.036490	0.36%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.159192	18.248998	-9.48%	2,119
2010	19.015460	20.159192	6.01%	2,119
2009	15.588437	19.015460	21.98%	3,195
2008	21.535258	15.588437	-27.61%	3,324
2007	15.320266	21.535258	40.57%	5,165
2006	13.070363	15.320266	17.21%	5,323
2005	10.780586	13.070363	21.24%	5,360
2004*	10.000000	10.780586	7.81%	3,241
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.447697	12.545772	0.79%	4,126
2010	10.895982	12.447697	14.24%	4,126
2009	9.864913	10.895982	10.45%	4,126
2008	12.800681	9.864913	-22.93%	4,126
2007	11.545971	12.800681	10.87%	5,889
2006	10.642069	11.545971	8.49%	5,935
2005	10.387716	10.642069	2.45%	5,973
2004*	10.000000	10.387716	3.88%	4,742
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.006211	11.521975	4.69%	2,241
2010	10.639915	11.006211	3.44%	2,241
2009	10.177954	10.639915	4.54%	866
2008	10.401113	10.177954	-2.15%	866
2007	10.091627	10.401113	3.07%	2,571
2006	9.923263	10.091627	1.70%	2,615
2005	10.010205	9.923263	-0.87%	2,651
2004*	10.000000	10.010205	0.10%	1,785
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.034521	12.927225	-0.82%	6,803
2010	11.052203	13.034521	17.94%	7,105
2009	9.135270	11.052203	20.98%	9,421
2008	14.357144	9.135270	-36.37%	10,793
2007	12.908777	14.357144	11.22%	14,300
2006	11.310709	12.908777	14.13%	14,656
2005	10.636006	11.310709	6.34%	14,768
2004*	10.000000	10.636006	6.36%	10,544
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.285538	11.423020	-7.02%	1,588
2010	10.822097	12.285538	13.52%	1,588
2009	9.410944	10.822097	14.99%	1,588
2008	15.054477	9.410944	-37.49%	1,588
2007	13.224066	15.054477	13.84%	1,588
2006	11.694201	13.224066	13.08%	1,588
2005	10.605095	11.694201	10.27%	1,588
2004*	10.000000	10.605095	6.05%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.585284	10.275667	-11.30%	0
2010	9.737911	11.585284	18.97%	0
2009	7.105942	9.737911	37.04%	0
2008	13.527358	7.105942	-47.47%	0
2007	9.166589	13.527358	47.57%	0
2006*	10.000000	9.166589	-8.33%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.780064	-2.20%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.175800	11.629413	-23.37%	713
2010	13.288899	15.175800	14.20%	762
2009	7.845258	13.288899	69.39%	0
2008	20.869736	7.845258	-62.41%	2,272
2007	14.910233	20.869736	39.97%	0
2006	12.178832	14.910233	22.43%	0
2005*	10.000000	12.178832	21.79%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.312102	11.269860	-0.37%	6,423
2010	10.300178	11.312102	9.82%	6,423
2009	8.309185	10.300178	23.96%	6,423
2008	13.366953	8.309185	-37.84%	12,897
2007	10.892725	13.366953	19.89%	19,081
2006	10.630112	10.892725	2.47%	19,837
2005	9.796241	10.630112	8.51%	19,957
2004*	10.000000	9.796241	-2.04%	20,639
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.190681	14.572060	2.69%	0
2010	12.665019	14.190681	12.05%	0
2009	8.866802	12.665019	42.84%	3,871
2008	11.626310	8.866802	-23.74%	0
2007	11.476754	11.626310	1.30%	0
2006	10.668996	11.476754	7.57%	0
2005	10.664777	10.668996	0.04%	0
2004*	10.000000	10.664777	0.04%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.837778	11.624719	-15.99%	0
2010	12.432721	13.837778	11.30%	0
2009	9.305200	12.432721	33.61%	0
2008	16.521542	9.305200	-43.68%	0
2007	15.415782	16.521542	7.17%	0
2006	12.191185	15.415782	26.45%	0
2005	11.241580	12.191185	8.45%	0
2004*	10.000000	11.241580	12.42%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.248577	11.978163	-9.59%	0
2010	11.831448	13.248577	11.98%	0
2009	9.558251	11.831448	23.78%	0
2008	16.937121	9.558251	-43.57%	0
2007	14.316079	16.937121	18.31%	0
2006	12.129143	14.316079	18.03%	0
2005	10.674337	12.129143	13.63%	0
2004*	10.000000	10.674337	6.74%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.047796	0.48%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.224492	11.996240	-9.29%	2,933
2010	9.624127	13.224492	37.41%	3,040
2009	6.982733	9.624127	37.83%	1,361
2008	13.775939	6.982733	-49.31%	3,965
2007	13.263323	13.775939	3.86%	1,361
2006	12.110398	13.263323	9.52%	5,246
2005	10.270341	12.110398	17.92%	1,361
2004*	10.000000	10.270341	2.70%	1,361
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.961832	14.514249	-2.99%	1,304
2010	11.658162	14.961832	28.34%	1,393
2009	8.148548	11.658162	43.07%	4,690
2008	13.099243	8.148548	-37.79%	1,263
2007	11.925468	13.099243	9.84%	1,374
2006	11.260634	11.925468	5.90%	1,494
2005*	10.000000	11.260634	12.61%	1,494
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.780082	9.543028	-2.42%	0
2010	10.018173	9.780082	-2.38%	0
2009	10.166225	10.018173	-1.46%	3,104
2008	10.198770	10.166225	-0.32%	21,521
2007	9.994956	10.198770	2.04%	10,949
2006	9.821235	9.994956	1.77%	0
2005	9.822636	9.821235	-0.01%	10,998
2004*	10.000000	9.822636	-1.77%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.116220	9.459067	-6.50%	0
2010	8.976222	10.116220	12.70%	0
2009	7.461745	8.976222	20.30%	0
2008*	10.000000	7.461745	-25.38%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.255535	10.079955	-1.71%	0
2010	9.611646	10.255535	6.70%	0
2009	8.723064	9.611646	10.19%	0
2008*	10.000000	8.723064	-12.77%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.062062	9.672792	-3.87%	0
2010	9.157998	10.062062	9.87%	12,527
2009	7.958983	9.157998	15.06%	0
2008*	10.000000	7.958983	-20.41%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.338107	9.781060	-5.39%	0
2010	9.258532	10.338107	11.66%	0
2009	7.862967	9.258532	17.75%	0
2008*	10.000000	7.862967	-21.37%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.263697	10.012643	-2.45%	0
2010	9.481250	10.263697	8.25%	0
2009	8.442508	9.481250	12.30%	0
2008*	10.000000	8.442508	-15.57%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.051625	13.370296	2.44%	453
2010	10.410905	13.051625	25.36%	968
2009	8.633305	10.410905	20.59%	0
2008	13.837654	8.633305	-37.61%	2,100
2007	16.902897	13.837654	-18.13%	0
2006	13.318862	16.902897	26.91%	0
2005	12.318204	13.318862	8.12%	0
2004*	10.000000	12.318204	23.18%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.458243	14.210403	-8.07%	8,300
2010	14.053809	15.458243	9.99%	8,937
2009	10.015691	14.053809	40.32%	7,739
2008	15.531204	10.015691	-35.51%	7,739
2007	12.803395	15.531204	21.31%	7,739
2006	12.166281	12.803395	5.24%	11,481
2005	10.636593	12.166281	14.38%	7,739
2004*	10.000000	10.636593	6.37%	7,739
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.958155	11.300811	-12.79%	8,687
2010	10.309205	12.958155	25.69%	7,118
2009	7.844336	10.309205	31.42%	6,516
2008	13.221580	7.844336	-40.67%	8,844
2007	11.941411	13.221580	10.72%	6,516
2006	11.651757	11.941411	2.49%	6,516
2005	10.580376	11.651757	10.13%	6,516
2004*	10.000000	10.580376	5.80%	6,516

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.965253	11.030526	-14.92%	0
2010	10.513527	12.965253	23.32%	0
2009	8.345191	10.513527	25.98%	0
2008	11.581665	8.345191	-27.94%	0
2007	12.385781	11.581665	-6.49%	0
2006	10.865695	12.385781	13.99%	0
2005	10.693982	10.865695	1.61%	0
2004*	10.000000	10.693982	6.94%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.390305	10.298651	-9.58%	2,965
2010	9.836038	11.390305	15.80%	2,965
2009	7.961898	9.836038	23.54%	4,947
2008	12.332417	7.961898	-35.44%	4,187
2007	12.408562	12.332417	-0.61%	6,055
2006	10.882240	12.408562	14.03%	6,215
2005	10.682243	10.882240	1.87%	6,253
2004*	10.000000	10.682243	6.82%	3,288
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.384372	7.857764	-6.28%	0
2010	7.497911	8.384372	11.82%	0
2009	6.042377	7.497911	24.09%	0
2008	9.808066	6.042377	-38.39%	0
2007*	10.000000	9.808066	-1.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.264902	12.070926	-1.58%	0
2010	11.449122	12.264902	7.13%	0
2009*	10.000000	11.449122	14.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0
2009*	10.000000	12.004174	20.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.173129	10.215362	0.42%	0
2010	9.848243	10.173129	3.30%	0
2009	9.254797	9.848243	6.41%	0
2008	10.095294	9.254797	-8.33%	0
2007*	10.000000	10.095294	0.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.365953	9.133271	-2.48%	12,518
2010	8.656315	9.365953	8.20%	12,518
2009	7.448415	8.656315	16.22%	12,518
2008	9.941750	7.448415	-25.08%	12,518
2007*	10.000000	9.941750	-0.58%	12,518

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.834814	8.435497	-4.52%	6,643
2010	8.026414	8.834814	10.07%	6,643
2009	6.614551	8.026414	21.34%	6,643
2008	9.883470	6.614551	-33.07%	6,643
2007*	10.000000	9.883470	-1.17%	6,651
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.836525	9.793992	-0.43%	0
2010	9.292104	9.836525	5.86%	0
2009	8.314717	9.292104	11.75%	0
2008	10.033052	8.314717	-17.13%	0
2007*	10.000000	10.033052	0.33%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.088722	18.175895	-9.52%	16,387
2010	18.958698	20.088722	5.96%	18,828
2009	15.549864	18.958698	21.92%	32,276
2008	21.493005	15.549864	-27.65%	26,253
2007	15.298084	21.493005	40.49%	28,780
2006	13.058111	15.298084	17.15%	25,827
2005	10.775985	13.058111	21.18%	2,978
2004*	10.000000	10.775985	7.76%	1,961
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.404186	12.495514	0.74%	1,869
2010	10.863462	12.404186	14.18%	7,784
2009	9.840511	10.863462	10.40%	4,870
2008	12.775574	9.840511	-22.97%	5,025
2007	11.529265	12.775574	10.81%	4,753
2006	10.632100	11.529265	8.44%	4,896
2005	10.383286	10.632100	2.40%	6,250
2004*	10.000000	10.383286	3.83%	4,294
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.967773	11.475861	4.63%	12,318
2010	10.608195	10.967773	3.39%	24,871
2009	10.152799	10.608195	4.49%	9,322
2008	10.380712	10.152799	-2.20%	8,510
2007	10.077024	10.380712	3.01%	8,783
2006	9.913958	10.077024	1.64%	1,954
2005	10.005934	9.913958	-0.92%	1,984
2004*	10.000000	10.005934	0.06%	653
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.988932	12.875420	-0.87%	7,335
2010	11.019185	12.988932	17.88%	10,556
2009	9.112649	11.019185	20.92%	7,929
2008	14.328959	9.112649	-36.40%	5,790
2007	12.890074	14.328959	11.16%	9,291
2006	11.300094	12.890074	14.07%	5,403
2005	10.631456	11.300094	6.29%	4,006
2004*	10.000000	10.631456	6.31%	3,451
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.242572	11.377246	-7.07%	975
2010	10.789776	12.242572	13.46%	4,410
2009	9.387656	10.789776	14.94%	1,392
2008	15.024941	9.387656	-37.52%	1,524
2007	13.204925	15.024941	13.78%	2,221
2006	11.683246	13.204925	13.02%	2,448
2005	10.600558	11.683246	10.21%	874
2004*	10.000000	10.600558	6.01%	471

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.557578	10.245853	-11.35%	2,008
2010	9.719595	11.557578	18.91%	2,008
2009	7.096215	9.719595	36.97%	2,008
2008	13.515796	7.096215	-47.50%	1,337
2007	9.163479	13.515796	47.50%	1,337
2006*	10.000000	9.163479	-8.37%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.776740	-2.23%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.132401	11.590227	-23.41%	1,702
2010	13.257681	15.132401	14.14%	1,703
2009	7.830839	13.257681	69.30%	1,703
2008	20.842109	7.830839	-62.43%	1,129
2007	14.898174	20.842109	39.90%	1,129
2006	12.175211	14.898174	22.36%	303
2005*	10.000000	12.175211	21.75%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.272552	11.224723	-0.42%	3,418
2010	10.269426	11.272552	9.77%	4,553
2009	8.288624	10.269426	23.90%	9,798
2008	13.340735	8.288624	-37.87%	8,172
2007	10.876963	13.034735	19.83%	7,130
2006	10.620157	10.876963	2.42%	7,369
2005	9.792061	10.620157	8.46%	35,478
2004*	10.000000	9.792061	-2.08%	34,910
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.141051	14.513679	2.64%	3,934
2010	12.627193	14.141051	11.99%	3,952
2009	8.844853	12.627193	42.76%	3,953
2008	11.603488	8.844853	-23.77%	2,924
2007	11.460125	11.603488	1.25%	2,948
2006	10.658991	11.460125	7.52%	333
2005	10.660223	10.658991	-0.01%	415
2004*	10.000000	10.660223	6.60%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.789395	11.578133	-16.04%	138
2010	12.395597	13.789395	11.24%	121
2009	9.282178	12.395597	33.54%	120
2008	16.489137	9.282178	-43.71%	123
2007	15.393471	16.489137	7.12%	104
2006	12.179750	15.393471	26.39%	124
2005	11.236782	12.179750	8.39%	183
2004*	10.000000	11.236782	12.37%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.202287	11.930190	-9.64%	0
2010	11.796144	13.202287	11.92%	0
2009	9.534605	11.796144	23.72%	0
2008	16.903919	9.534605	-43.60%	0
2007	14.295368	16.903919	18.25%	0
2006	12.117781	14.295368	17.97%	0
2005	10.669781	12.117781	13.57%	0
2004*	10.000000	10.669781	6.70%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.044373	0.44%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.178209	11.948144	-9.33%	1,671
2010	9.595356	13.178209	37.34%	1,671
2009	6.965432	9.595356	37.76%	1,671
2008	13.748889	6.965432	-49.34%	0
2007	13.244119	13.748889	3.81%	0
2006	12.099056	13.244119	9.46%	0
2005	10.265950	12.099056	17.86%	0
2004*	10.000000	10.265950	2.66%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.919069	14.465363	-3.04%	4,410
2010	11.630791	14.919069	28.27%	4,627
2009	8.133583	11.630791	43.00%	4,953
2008	13.081903	8.133583	-37.83%	3,800
2007	11.915823	13.081903	9.79%	2,344
2006	11.257291	11.915823	5.85%	0
2005*	10.000000	11.257291	12.57%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.745047	9.503986	-2.47%	419
2010	9.987402	9.745047	-2.43%	411
2009	10.140198	9.987402	-1.51%	365
2008	10.177875	10.140198	-0.37%	21,541
2007	9.979624	10.177875	1.99%	0
2006	9.811183	9.979624	1.72%	0
2005	9.817600	9.811183	-0.07%	0
2004*	10.000000	9.817600	-1.82%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.101506	9.440476	-6.54%	0
2010	8.967763	10.101506	12.64%	0
2009	7.458539	8.967763	20.23%	0
2008*	10.000000	7.458539	-25.41%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.240642	10.060175	-1.76%	68,409
2010	9.602608	10.240642	6.64%	0
2009	8.719331	9.602608	10.13%	0
2008*	10.000000	8.719331	-12.81%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.047437	9.653796	-3.92%	16,738
2010	9.149368	10.047437	9.82%	26,364
2009	7.955566	9.149368	15.01%	26,633
2008*	10.000000	7.955566	-20.44%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.323082	9.761850	-5.44%	7,711
2010	9.249799	10.323082	11.60%	7,711
2009	7.859590	9.249799	17.69%	7,711
2008*	10.000000	7.859590	-21.40%	7,711
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.248783	9.992976	-2.50%	47,845
2010	9.472326	10.248783	8.20%	48,296
2009	8.438888	9.472326	12.25%	6,807
2008*	10.000000	8.438888	-15.61%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.008781	13.319598	2.39%	0
2010	10.382043	13.008781	25.30%	0
2009	8.613788	10.382043	20.53%	0
2008	13.813471	8.613788	-37.64%	1,012
2007	16.882068	13.813471	-18.18%	1,012
2006	13.309232	16.882068	26.84%	0
2005	12.315600	13.309232	8.07%	0
2004*	10.000000	12.315600	23.16%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.404196	14.153465	-8.12%	1,771
2010	14.011850	15.404196	9.94%	1,756
2009	9.990906	14.011850	40.25%	1,759
2008	15.500730	9.990906	-35.55%	1,288
2007	12.784853	15.500730	21.24%	1,277
2006	12.154876	12.784853	5.18%	293
2005	10.632051	12.154876	14.32%	365
2004*	10.000000	10.632051	6.32%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.912828	11.255516	-12.83%	3,741
2010	10.278415	12.912828	25.63%	3,741
2009	7.824911	10.278415	31.36%	3,741
2008	13.195628	7.824911	-40.70%	2,415
2007	11.924115	13.195628	10.66%	2,415
2006	11.640830	11.924115	2.43%	0
2005	10.575846	11.640830	10.07%	0
2004*	10.000000	10.575846	5.76%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.919856	10.986278	-14.97%	0
2010	10.482095	12.919856	23.26%	0
2009	8.324504	10.482095	25.92%	0
2008	11.558905	8.324504	-27.98%	0
2007	12.367832	11.558905	-6.54%	0
2006	10.855501	12.367832	13.93%	0
2005	10.689410	10.855501	1.55%	0
2004*	10.000000	10.689410	6.89%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.350446	10.257358	-9.63%	11,297
2010	9.806650	11.350446	15.74%	15,492
2009	7.942183	9.806650	23.48%	17,449
2008	12.308193	7.942183	-35.47%	12,760
2007	12.390581	12.308193	-0.66%	18,705
2006	10.872036	12.390581	13.97%	19,536
2005	10.677683	10.872036	1.82%	35,202
2004*	10.000000	10.677683	6.78%	35,420
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.368621	7.838995	-6.33%	0
2010	7.487660	8.368621	11.77%	0
2009	6.037201	7.487660	24.03%	0
2008	9.804700	6.037201	-38.43%	0
2007*	10.000000	9.804700	-1.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.254428	12.054444	-1.63%	0
2010	11.445199	12.254428	7.07%	0
2009*	10.000000	11.445199	14.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.107855	12.661231	-3.41%	0
2010	12.000060	13.107855	9.23%	0
2009*	10.000000	12.000060	20.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.154010	10.190950	0.36%	0
2010	9.834778	10.154010	3.25%	0
2009	9.246884	9.834778	6.36%	0
2008	10.091843	9.246884	-8.37%	0
2007*	10.000000	10.091843	0.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.348360	9.111461	-2.53%	0
2010	8.644486	9.348360	8.14%	0
2009	7.442053	8.644486	16.16%	0
2008	9.938339	7.442053	-25.12%	0
2007*	10.000000	9.938339	-0.62%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.818217	8.415343	-4.57%	0
2010	8.015429	8.818217	10.02%	0
2009	6.608881	8.015429	21.28%	0
2008	9.880082	6.608881	-33.11%	0
2007*	10.000000	9.880082	-1.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.818063	9.770617	-0.48%	9,323
2010	9.279405	9.818063	5.80%	12,673
2009	8.307613	9.279405	11.70%	0
2008	10.029613	8.307613	-17.17%	0
2007*	10.000000	10.029613	0.30%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.948427	18.030472	-9.61%	13,589
2010	18.845597	19.948427	5.85%	16,703
2009	15.472953	18.845597	21.80%	20,454
2008	21.408684	15.472953	-27.73%	24,879
2007	15.253767	21.408684	40.35%	26,630
2006	13.033614	15.253767	17.03%	23,073
2005	10.766763	13.033614	21.05%	19,041
2004*	10.000000	10.766763	7.67%	12,568
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.317489	12.395494	0.63%	2,230
2010	10.798598	12.317489	14.07%	3,007
2009	9.791796	10.798598	10.28%	3,081
2008	12.725411	9.791796	-23.05%	4,053
2007	11.495844	12.725411	10.70%	4,918
2006	10.612134	11.495844	8.33%	5,693
2005	10.374399	10.612134	2.29%	6,503
2004*	10.000000	10.374399	3.74%	7,306
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.891140	11.384032	4.53%	962
2010	10.544884	10.891140	3.28%	962
2009	10.102567	10.544884	4.38%	962
2008	10.339965	10.102567	-2.30%	4,008
2007	10.047830	10.339965	2.91%	0
2006	9.895362	10.047830	1.54%	0
2005	9.997376	9.895362	-1.02%	0
2004*	10.000000	9.997376	-0.03%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.898171	12.772374	-0.98%	2,987
2010	10.953412	12.898171	17.75%	3,742
2009	9.067553	10.953412	20.80%	7,325
2008	14.272717	9.067553	-36.47%	10,003
2007	12.852738	14.272717	11.05%	10,268
2006	11.278895	12.852738	13.95%	10,069
2005	10.622368	11.278895	6.18%	10,050
2004*	10.000000	10.622368	6.22%	8,584
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.157014	11.286160	-7.16%	3,523
2010	10.725369	12.157014	13.35%	3,630
2009	9.341203	10.725369	14.82%	3,630
2008	14.965970	9.341203	-37.58%	4,804
2007	13.166682	14.965970	13.67%	3,902
2006	11.661330	13.166682	12.91%	3,742
2005	10.591507	11.661330	10.10%	1,143
2004*	10.000000	10.591507	5.92%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.502317	10.186410	-11.44%	3,129
2010	9.683043	11.502317	18.79%	3,129
2009	7.076787	9.683043	36.83%	3,129
2008	13.492666	7.076787	-47.55%	0
2007	9.157228	13.492666	47.34%	0
2006*	10.000000	9.157228	-8.43%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.770092	-2.30%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.045884	11.512143	-23.49%	1,250
2010	13.195405	15.045884	14.02%	1,942
2009	7.802069	13.195405	69.13%	1,994
2008	20.786956	7.802069	-62.47%	2,153
2007	14.874094	20.786956	39.75%	2,347
2006	12.167969	14.874094	22.24%	470
2005*	10.000000	12.167969	21.68%	434
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.193786	11.134876	-0.53%	13,241
2010	10.208134	11.193786	9.66%	18,468
2009	8.247601	10.208134	23.77%	26,581
2008	13.288371	8.247601	-37.93%	28,629
2007	10.845443	13.288371	19.71%	32,211
2006	10.600227	10.845443	2.31%	28,434
2005	9.783683	10.600227	8.35%	31,520
2004*	10.000000	9.783683	-2.16%	27,745
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.042282	14.397575	2.53%	6,485
2010	12.551868	14.042282	11.87%	9,157
2009	8.801103	12.551868	42.62%	12,948
2008	11.557949	8.801103	-23.85%	17,135
2007	11.426935	11.557949	1.15%	18,465
2006	10.638995	11.426935	7.41%	12,885
2005	10.651115	10.638995	-0.11%	9,972
2004*	10.000000	10.651115	6.51%	6,302
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.693016	11.485426	-16.12%	739
2010	12.321585	13.693016	11.13%	770
2009	9.236222	12.321585	33.41%	843
2008	16.424398	9.236222	-43.77%	931
2007	15.348858	16.424398	7.01%	1,003
2006	12.156887	15.348858	26.26%	1,457
2005	11.227171	12.156887	8.28%	1,581
2004*	10.000000	11.227171	12.27%	1,038

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.110047	11.834699	-9.73%	6,372
2010	11.725736	13.110047	11.81%	7,870
2009	9.487430	11.725736	23.59%	11,474
2008	16.837585	9.487430	-43.65%	11,030
2007	14.253957	16.837585	18.13%	12,597
2006	12.095050	14.253957	17.85%	10,610
2005	10.660660	12.095050	13.45%	11,024
2004*	10.000000	10.660660	6.61%	11,367
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.037539	0.38%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.086141	11.852505	-9.43%	0
2010	9.538079	13.086141	37.20%	0
2009	6.930956	9.538079	37.62%	0
2008	13.694925	6.930956	-49.39%	0
2007	13.205746	13.694925	3.70%	0
2006	12.076355	13.205746	9.35%	0
2005	10.257172	12.076355	17.74%	0
2004*	10.000000	10.257172	2.57%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.833820	14.367984	-3.14%	3,483
2010	11.576198	14.833820	28.14%	3,598
2009	8.103711	11.576198	42.85%	3,598
2008	13.047277	8.103711	-37.89%	3,598
2007	11.896548	13.047277	9.67%	2,778
2006	11.250583	11.896548	5.74%	2,778
2005*	10.000000	11.250583	12.51%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.675294	9.426304	-2.57%	0
2010	9.926097	9.675294	-2.53%	0
2009	10.088300	9.926097	-1.61%	0
2008	10.136182	10.088300	-0.47%	10,412
2007	9.949003	10.136182	1.88%	10,412
2006	9.791093	9.949003	1.61%	10,412
2005	9.807530	9.791093	-0.17%	0
2004*	10.000000	9.807530	-1.92%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.072152	9.403396	-6.64%	0
2010	8.950873	10.072152	12.53%	0
2009	7.452132	8.950873	20.11%	9,624
2008*	10.000000	7.452132	-25.48%	9,624
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.210878	10.020671	-1.86%	0
2010	9.584526	10.210878	6.54%	0
2009	8.711841	9.584526	10.02%	0
2008*	10.000000	8.711841	-12.88%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.018233	9.615889	-4.02%	2,075
2010	9.132134	10.018233	9.70%	0
2009	7.948740	9.132134	14.89%	0
2008*	10.000000	7.948740	-20.51%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.293081	9.723506	-5.53%	0
2010	9.232378	10.293081	11.49%	0
2009	7.852835	9.232378	17.57%	0
2008*	10.000000	7.852835	-21.47%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.218996	9.953735	-2.60%	1,998
2010	9.454485	10.218996	8.09%	0
2009	8.431637	9.454485	12.13%	0
2008*	10.000000	8.431637	-15.68%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.923413	13.218643	2.28%	628
2010	10.324467	12.923413	25.17%	1,230
2009	8.574827	10.324467	20.40%	1,230
2008	13.765200	8.574827	-37.71%	1,393
2007	16.840447	13.765200	-18.26%	1,596
2006	13.290015	16.840447	26.72%	348
2005	12.310400	13.290015	7.96%	402
2004*	10.000000	12.310400	23.10%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.296548	14.040166	-8.21%	789
2010	13.928219	15.296548	9.82%	2,720
2009	9.941457	13.928219	40.10%	9,962
2008	15.439879	9.941457	-35.61%	13,021
2007	12.747807	15.439879	21.12%	14,805
2006	12.132065	12.747807	5.08%	13,911
2005	10.622965	12.132065	14.21%	16,264
2004*	10.000000	10.622965	6.23%	15,247
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.822598	11.165420	-12.92%	3,212
2010	10.217046	12.822598	25.50%	5,269
2009	7.786176	10.217046	31.22%	12,696
2008	13.143832	7.786176	-40.76%	16,487
2007	11.889573	13.143832	10.55%	18,905
2006	11.618996	11.889573	2.33%	17,607
2005	10.566809	11.618996	9.96%	18,002
2004*	10.000000	10.566809	5.67%	17,085

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.829566	10.898324	-15.05%	4,047
2010	10.419515	12.829566	23.13%	4,094
2009	8.283309	10.419515	25.79%	4,205
2008	11.513532	8.283309	-28.06%	2,001
2007	12.332007	11.513532	-6.64%	2,639
2006	10.835131	12.332007	13.82%	3,689
2005	10.680274	10.835131	1.45%	4,298
2004*	10.000000	10.680274	6.80%	4,251
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.271129	10.175244	-9.72%	3,731
2010	9.748099	11.271129	15.62%	3,793
2009	7.902867	9.748099	23.35%	3,940
2008	12.259879	7.902867	-35.54%	5,296
2007	12.354693	12.259879	-0.77%	6,499
2006	10.851632	12.354693	13.85%	7,576
2005	10.668564	10.851632	1.72%	8,705
2004*	10.000000	10.668564	6.69%	9,710
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.337152	7.801513	-6.42%	2,149
2010	7.467151	8.337152	11.65%	2,149
2009	6.026857	7.467151	23.90%	2,149
2008	9.797972	6.026857	-38.49%	2,149
2007*	10.000000	9.797972	-2.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.233475	12.021522	-1.73%	0
2010	11.437364	12.233475	6.96%	0
2009*	10.000000	11.437364	14.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.085470	12.626664	-3.51%	0
2010	11.991854	13.085470	9.12%	0
2009*	10.000000	11.991854	19.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.115859	10.142267	0.26%	0
2010	9.807885	10.115859	3.14%	0
2009	9.231062	9.807885	6.25%	0
2008	10.084918	9.231062	-8.47%	0
2007*	10.000000	10.084918	0.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.313212	9.067914	-2.63%	0
2010	8.620830	9.313212	8.03%	0
2009	7.429305	8.620830	16.04%	0
2008	9.931519	7.429305	-25.19%	0
2007*	10.000000	9.931519	-0.68%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.785063	8.375120	-4.67%	0
2010	7.993497	8.785063	9.90%	0
2009	6.597566	7.993497	21.16%	0
2008	9.873309	6.597566	-33.18%	0
2007*	10.000000	9.873309	-1.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781140	9.723911	-0.59%	0
2010	9.254014	9.781140	5.70%	0
2009	8.293389	9.254014	11.58%	0
2008	10.022727	8.293389	-17.25%	0
2007*	10.000000	10.022727	0.23%	0

Maximum Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.808946	17.886050	-9.71%	717
2010	18.733047	19.808946	5.74%	718
2009	15.396345	18.733047	21.67%	3,966
2008	21.324605	15.396345	-27.80%	720
2007	15.209543	21.324605	40.21%	721
2006	13.009136	15.209543	16.91%	722
2005	10.757552	13.009136	20.93%	252
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.231335	12.296179	0.53%	0
2010	10.734068	12.231335	13.95%	0
2009	9.743286	10.734068	10.17%	0
2008	12.675397	9.743286	-23.13%	0
2007	11.462495	12.675397	10.58%	0
2006	10.592197	11.462495	8.22%	0
2005	10.365524	10.592197	2.19%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.814972	11.292844	4.42%	658
2010	10.481890	10.814972	3.18%	659
2009	10.052531	10.481890	4.27%	3,711
2008	10.299324	10.052531	-2.40%	661
2007	10.018676	10.299324	2.80%	662
2006	9.876760	10.018676	1.44%	662
2005	9.988820	9.876760	-1.12%	222
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.807966	12.670049	-1.08%	0
2010	10.887970	12.807966	17.63%	0
2009	9.022639	10.887970	20.67%	1,172
2008	14.216652	9.022639	-36.53%	0
2007	12.815464	14.216652	10.93%	0
2006	11.257711	12.815464	13.84%	0
2005	10.613283	11.257711	6.07%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.071965	11.195725	-7.26%	0
2010	10.661275	12.071965	13.23%	0
2009	9.294919	10.661275	14.70%	1,196
2008	14.907154	9.294919	-37.65%	0
2007	13.128477	14.907154	13.55%	0
2006	11.639415	13.128477	12.79%	0
2005	10.582437	11.639415	9.99%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.447238	10.127243	-11.53%	0
2010	9.646578	11.447238	18.67%	0
2009	7.057390	9.646578	36.69%	0
2008	13.469560	7.057390	-47.60%	0
2007	9.150986	13.469560	47.19%	0
2006*	10.000000	9.150986	-8.49%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.763441	-2.37%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.959787	11.434526	-23.56%	251
2010	13.133379	14.959787	13.91%	251
2009	7.773376	13.133379	68.95%	252
2008	20.731904	7.773376	-62.51%	252
2007	14.850019	20.731904	39.61%	253
2006	12.160721	14.850019	22.11%	253
2005*	10.000000	12.160721	21.61%	89
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.115465	11.045634	-0.63%	899
2010	10.147116	11.115465	9.54%	901
2009	8.206736	10.147116	23.64%	902
2008	13.236143	8.206736	-38.00%	903
2007	10.813987	13.236143	19.58%	905
2006	10.580303	10.813987	2.21%	906
2005	9.775308	10.580303	8.23%	302
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.944068	14.282228	2.43%	0
2010	12.476875	13.944068	11.76%	0
2009	8.757498	12.476875	42.47%	0
2008	11.512519	8.757498	-23.93%	0
2007	11.393775	11.512519	1.04%	0
2006	10.618998	11.393775	7.30%	0
2005	10.641994	10.618998	-0.22%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.597249	11.393404	-16.21%	0
2010	12.247954	13.597249	11.02%	0
2009	9.190477	12.247954	33.27%	0
2008	16.359878	9.190477	-43.82%	0
2007	15.304364	16.359878	6.90%	0
2006	12.134069	15.304364	26.13%	0
2005	11.217577	12.134069	8.17%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.018340	11.739860	-9.82%	0
2010	11.655658	13.018340	11.69%	0
2009	9.440419	11.655658	23.47%	0
2008	16.771436	9.440419	-43.71%	0
2007	14.212618	16.771436	18.00%	0
2006	12.072331	14.212618	17.73%	0
2005	10.651537	12.072331	13.34%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.030714	0.31%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.994544	11.757475	-9.52%	0
2010	9.481040	12.994544	37.06%	0
2009	6.896596	9.481040	37.47%	0
2008	13.641094	6.896596	-49.44%	0
2007	13.167433	13.641094	3.60%	0
2006	12.053677	13.167433	9.24%	0
2005	10.248390	12.053677	17.62%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.748999	14.271179	-3.24%	0
2010	11.521820	14.748999	28.01%	0
2009	8.073924	11.521820	42.70%	0
2008	13.012716	8.073924	-37.95%	0
2007	11.877287	13.012716	9.56%	0
2006	11.243884	11.877287	5.63%	0
2005*	10.000000	11.243884	12.44%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.605976	9.349188	-2.67%	0
2010	9.865110	9.605976	-2.63%	0
2009	10.036621	9.865110	-1.71%	0
2008	10.094620	10.036621	-0.57%	0
2007	9.918447	10.094620	1.78%	0
2006	9.771028	9.918447	1.51%	0
2005	9.797462	9.771028	-0.27%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.042853	9.366441	-6.74%	0
2010	8.934002	10.042853	12.41%	0
2009	7.445724	8.934002	19.99%	0
2008*	10.000000	7.445724	-25.54%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.181172	9.981281	-1.96%	0
2010	9.566453	10.181172	6.43%	0
2009	8.704356	9.566453	9.90%	0
2008*	10.000000	8.704356	-12.96%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.989089	9.578096	-4.11%	0
2010	9.114923	9.989089	9.59%	0
2009	7.941903	9.114923	14.77%	0
2008*	10.000000	7.941903	-20.58%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.263124	9.685280	-5.63%	0
2010	9.214967	10.263124	11.37%	0
2009	7.846085	9.214967	17.45%	0
2008*	10.000000	7.846085	-21.54%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.189278	9.914620	-2.70%	0
2010	9.436674	10.189278	7.98%	0
2009	8.424403	9.436674	12.02%	0
2008*	10.000000	8.424403	-15.76%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.838540	13.118379	2.18%	0
2010	10.267195	12.838540	25.04%	0
2009	8.536025	10.267195	20.28%	0
2008	13.717059	8.536025	-37.77%	0
2007	16.798908	13.717059	-18.35%	0
2006	13.270799	16.798908	26.59%	0
2005	12.305197	13.270799	7.85%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.189563	13.927679	-8.31%	266
2010	13.844989	15.189563	9.71%	266
2009	9.892209	13.844989	39.96%	266
2008	15.379219	9.892209	-35.68%	267
2007	12.710831	15.379219	20.99%	267
2006	12.109276	12.710831	4.97%	267
2005	10.613865	12.109276	14.09%	89
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.732861	11.075905	-13.01%	0
2010	10.155962	12.732861	25.37%	0
2009	7.747586	10.155962	31.09%	0
2008	13.092167	7.747586	-40.82%	0
2007	11.855082	13.092167	10.44%	0
2006	11.597172	11.855082	2.22%	0
2005	10.557766	11.597172	9.84%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.739825	10.811001	-15.14%	0
2010	10.357244	12.739825	23.00%	0
2009	8.242266	10.357244	25.66%	0
2008	11.468283	8.242266	-28.13%	0
2007	12.296231	11.468283	-6.73%	0
2006	10.814771	12.296231	13.70%	0
2005	10.671127	10.814771	1.35%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.192273	10.093696	-9.82%	0
2010	9.689845	11.192273	15.51%	0
2009	7.863710	9.689845	23.22%	0
2008	12.211712	7.863710	-35.61%	0
2007	12.318864	12.211712	-0.87%	0
2006	10.831249	12.318864	13.73%	0
2005	10.659427	10.831249	1.61%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.305777	7.764187	-6.52%	0
2010	7.446691	8.305777	11.54%	0
2009	6.016515	7.446691	23.77%	0
2008	9.791246	6.016515	-38.55%	0
2007*	10.000000	9.791246	-2.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.212561	11.988674	-1.83%	0
2010	11.429530	12.212561	6.85%	0
2009*	10.000000	11.429530	14.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.063078	12.592142	-3.61%	0
2010	11.983630	13.063078	9.01%	0
2009*	10.000000	11.983630	19.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.077821	10.093795	0.16%	0
2010	9.781036	10.077821	3.03%	0
2009	9.215250	9.781036	6.14%	0
2008	10.077992	9.215250	-8.56%	0
2007*	10.000000	10.077992	0.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.278158	9.024531	-2.73%	0
2010	8.597199	9.278158	7.92%	0
2009	7.416561	8.597199	15.92%	0
2008	9.924704	7.416561	-25.27%	0
2007*	10.000000	9.924704	-0.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.752013	8.335056	-4.76%	0
2010	7.971598	8.752013	9.79%	0
2009	6.586252	7.971598	21.03%	0
2008	9.866522	6.586252	-33.25%	0
2007*	10.000000	9.866522	-1.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.744365	9.677437	-0.69%	0
2010	9.228683	9.744365	5.59%	0
2009	8.279182	9.228683	11.47%	0
2008	10.015850	8.279182	-17.34%	0
2007*	10.000000	10.015850	0.16%	0

Report of Independent Registered Public Accounting Firm
The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and
Contract Owners of Nationwide Variable Account -12:
We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account -12 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
348,672 shares (cost $3,766,190)	$3,050,880
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
489,454 shares (cost $6,129,691)	6,274,795
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
775,826 shares (cost $10,837,406)	10,721,912
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
628,932 shares (cost $6,200,225)	6,415,110
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,642,202 shares (cost $38,565,448)	37,623,951
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
5,073,211 shares (cost $55,762,238)	50,579,916
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,462,128 shares (cost $14,598,473)	15,191,507
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
14,705,008 shares (cost $143,918,846)	133,928,799
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
3,054,139 shares (cost $26,612,812)	27,532,449
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
9,713,108 shares (cost $52,687,292)	56,374,882
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
4,249,698 shares (cost $49,766,365)	49,726,988
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
5,556,211 shares (cost $38,382,693)	35,970,907
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
1,631,002 shares (cost $9,311,267)	9,482,809
Ivy Funds Variable Insurance Portfolios, Inc.- Global Bond (WRGBP)
183,858 shares (cost $913,356)	901,124
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
3,943,748 shares (cost $25,915,656)	20,845,470
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
5,017,782 shares (cost $47,228,448)	51,135,718
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
10,598,102 shares (cost $33,832,175)	36,232,790
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
1,815,481 shares (cost $16,104,572)	14,262,419
Ivy Fund Variable Insurance Portfolios, Inc.- International Core Equity (WRI2P)
887,841 shares (cost $16,035,636)	13,026,133
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
291,676 shares (cost $1,479,537)	1,467,949
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
280,876 shares (cost $5,193,334)	5,775,897
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
3,351,700 shares (cost $22,739,812)	28,046,359
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
26,512,861 shares (cost $26,512,861)	26,512,861
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
11,554,639 shares (cost $52,941,323)	55,090,210
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
10,906,395 shares (cost $54,011,502)	56,530,026

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
85,113,264 shares (cost $405,223,984)	430,800,788
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
107,733,561 shares (cost $528,224,497)	548,880,945
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
27,295,016 shares (cost $132,433,465)	141,712,996
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,537,105 shares (cost $9,736,351)	10,382,992
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
1,963,056 shares (cost $32,570,595)	29,930,328
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
1,369,989 shares (cost $13,164,813)	12,797,889
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
593,671 shares (cost $8,423,215)	8,650,319
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
4,482,487 shares (cost $27,763,344)	24,972,382

Total Investments	$1,960,830,500

Accounts Payable	(502)

$1,960,829,998

Contract Owners’ Equity:
Accumulation units	1,955,276,319
Contracts in payout (annuitization) period (note 1f)	5,553,679

Total Contract Owners’ Equity (note 5)	$1,960,829,998

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$20,392,662	58,488	106,053	161,869	117,057	827,149	1,113,873	350,183
Mortality and expense risk charges (note 2)	(26,306,399)	(60,568)	(71,936)	(98,996)	(66,237)	(555,388)	(760,731)	(224,346)

Net investment income (loss)	(5,913,737)	(2,080)	34,117	62,873	50,820	271,761	353,142	125,837

Realized gain (loss) on investments	996,618	(89,029)	72,783	33,201	60,920	(811,229)	(2,231,180)	(182,472)
Change in unrealized gain (loss) on investments	(94,489,348)	(91,515)	(138,397)	(358,968)	(56,719)	(26,039)	16,757	137,004

Net gain (loss) on investments	(93,492,730)	(180,544)	(65,614)	(325,767)	4,201	(837,268)	(2,214,423)	(45,468)

Reinvested capital gains	25,143,477	-	6,398	8,516	18,648	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(74,262,990)	(182,624)	(25,099)	(254,378)	73,669	(565,507)	(1,861,281)	80,369

Investment Activity:	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR
Reinvested dividends	$1,589,708	417,269	1,332,995	187,368	420,571	-	18,331	-
Mortality and expense risk charges (note 2)	(2,485,164)	(455,897)	(791,894)	(853,259)	(650,740)	(164,467)	(5,404)	(392,968)

Net investment income (loss)	(895,456)	(38,628)	541,101	(665,891)	(230,169)	(164,467)	12,927	(392,968)

Realized gain (loss) on investments	1,186,150	501,675	327,795	557,572	536,486	(66,803)	(3,822)	(965,309)
Change in unrealized gain (loss) on investments	(13,166,008)	(2,243,132)	1,641,840	(1,673,790)	(2,850,095)	(927,563)	(12,232)	(4,924,141)

Net gain (loss) on investments	(11,979,858)	(1,741,457)	1,969,635	(1,116,218)	(2,313,609)	(994,366)	(16,054)	(5,889,450)

Reinvested capital gains	-	2,198,697	329,113	1,676,880	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,875,314)	418,612	2,839,849	(105,229)	(2,543,778)	(1,158,833)	(3,127)	(6,282,418)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP
Reinvested dividends	$216,493	2,549,475	67,505	235,422	20,731	-	1,739	3,640
Mortality and expense risk charges (note 2)	(898,028)	(536,122)	(238,520)	(223,860)	(8,680)	(94,722)	(509,636)	(258,974)

Net investment income (loss)	(681,535)	2,013,353	(171,015)	11,562	12,051	(94,722)	(507,897)	(255,334)

Realized gain (loss) on investments	1,107,366	54,725	24,812	(782,142)	684	112,927	964,081	-
Change in unrealized gain (loss) on investments	(2,217,474)	(834,287)	(1,283,477)	(1,637,093)	(11,588)	(598,241)	(2,238,662)	-

Net gain (loss) on investments	(1,110,108)	(779,562)	(1,258,665)	(2,419,235)	(10,904)	(485,314)	(1,274,581)	-

Reinvested capital gains	1,973,940	-	-	-	-	-	1,043,904	-

Net increase (decrease) in contract owners’ equity resulting from operations	$182,297	1,233,791	(1,429,680)	(2,407,673)	1,147	(580,036)	(738,574)	(255,334)

Investment Activity:	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP
Reinvested dividends	$740,803	555,203	3,932,459	3,676,079	1,346,115	80,868	-	-
Mortality and expense risk charges (note 2)	(824,869)	(652,327)	(5,053,802)	(6,146,638)	(1,726,904)	(153,670)	(489,433)	(221,028)

Net investment income (loss)	(84,066)	(97,124)	(1,121,343)	(2,470,559)	(380,789)	(72,802)	(489,433)	(221,028)

Realized gain (loss) on investments	(274,776)	1,208,298	60,100	122,968	246,655	(507,670)	81,286	(122,679)
Change in unrealized gain (loss) on investments	(4,410,889)	(2,102,687)	(15,947,006)	(27,420,594)	(3,788,334)	914,717	(3,159,283)	(1,585,896)

Net gain (loss) on investments	(4,685,665)	(894,389)	(15,886,906)	(27,297,626)	(3,541,679)	407,047	(3,077,997)	(1,708,575)

Reinvested capital gains	1,475,754	899,922	5,583,812	6,584,903	2,036,943	-	1,177,921	128,126

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,293,977)	(91,591)	(11,424,437)	(23,183,282)	(1,885,525)	334,245	(2,389,509)	(1,801,477)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	WRSCV	WRVP
Reinvested dividends	$48,670	216,546
Mortality and expense risk charges (note 2)	(149,460)	(481,731)

Net investment income (loss)	(100,790)	(265,185)

Realized gain (loss) on investments	73,361	(300,116)
Change in unrealized gain (loss) on investments	(1,461,318)	(2,034,238)

Net gain (loss) on investments	(1,387,957)	(2,334,354)

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,488,747)	(2,599,539)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	Total		GVIDA		NVDBL2		NVDCA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(5,913,737)	(4,763,695)	(2,080)	(7,081)	34,117	(1,738)	62,873	(1,969)
Realized gain (loss) on investments	996,618	(6,121,064)	(89,029)	(167,132)	72,783	14,562	33,201	37,800
Change in unrealized gain (loss) on investments	(94,489,348)	166,672,171	(91,515)	535,918	(138,397)	238,886	(358,968)	201,800
Reinvested capital gains	25,143,477	10,105,038	-	-	6,398	6,993	8,516	5,457

Net increase (decrease) in contract owners’ equity resulting from operations	(74,262,990)	165,892,450	(182,624)	361,705	(25,099)	258,703	(254,378)	243,088

Equity transactions:
Purchase payments received from contract owners (note 3)	464,861,652	360,360,208	120	12,369	1,422,808	1,464,929	7,104,229	1,411,336
Transfers between funds	-	-	8,321	(143,920)	703,382	1,362,351	916,565	21,517
Redemptions (note 3)	(79,700,301)	(60,203,514)	(74,962)	(25,073)	(111,426)	(35,523)	(28,429)	(7,050)
Annuity benefits	(312,451)	(322,812)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7,758,928)	(4,560,897)	(633)	(833)	(29,076)	(14,025)	(29,045)	(13,318)
Contingent deferred sales charges (note 2)	(1,202,613)	(1,388,455)	(3,500)	-	(922)	(2,290)	(290)	(127)
Adjustments to maintain reserves	(8,160)	(25,318)	(13)	3	(71)	(2,069)	(17)	(1,004)

Net equity transactions	375,879,199	293,859,212	(70,667)	(157,454)	1,984,695	2,773,373	7,963,013	1,411,354

Net change in contract owners’ equity	301,616,209	459,751,662	(253,291)	204,251	1,959,596	3,032,076	7,708,635	1,654,442
Contract owners’ equity beginning of period	1,659,213,789	1,199,462,127	3,304,169	3,099,918	4,315,166	1,283,090	3,013,274	1,358,832

Contract owners’ equity end of period	$1,960,829,998	1,659,213,789	3,050,878	3,304,169	6,274,762	4,315,166	10,721,909	3,013,274

CHANGES IN UNITS:
Beginning units	140,364,864	110,418,764	385,733	407,096	346,155	111,210	225,471	112,328
Units purchased	56,864,146	46,802,692	6,959	5,319	188,353	248,251	636,655	161,692
Units redeemed	(20,882,895)	(16,856,592)	(14,723)	(26,682)	(28,874)	(13,306)	(42,351)	(48,549)

Ending units	176,346,115	140,364,864	377,969	385,733	505,634	346,155	819,775	225,471

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDC		GVIDM		GVDMA		GVDMC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$50,820	32,733	271,761	193,506	353,142	266,889	125,837	83,427
Realized gain (loss) on investments	60,920	43,181	(811,229)	(1,511,431)	(2,231,180)	(3,396,558)	(182,472)	(311,671)
Change in unrealized gain (loss) on investments	(56,719)	101,036	(26,039)	4,560,130	16,757	9,079,091	137,004	1,147,225
Reinvested capital gains	18,648	10,727	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,669	187,677	(565,507)	3,242,205	(1,861,281)	5,949,422	80,369	918,981

Equity transactions:
Purchase payments received from contract owners (note 3)	1,086,407	496,281	2,457,433	4,069,406	609,409	897,709	1,330,164	1,109,244
Transfers between funds	1,679,992	61,343	(2,014,614)	(1,113,878)	(2,626,420)	(3,454,277)	57,234	446,935
Redemptions (note 3)	(348,397)	(168,923)	(1,304,700)	(2,070,032)	(2,573,310)	(2,347,475)	(606,762)	(594,681)
Annuity benefits	-	-	(5,977)	(6,755)	(5,641)	(6,301)	-	-
Contract maintenance charges (note 2)	(31,155)	(24,994)	(243,096)	(214,003)	(392,702)	(418,251)	(83,188)	(73,685)
Contingent deferred sales charges (note 2)	(14,475)	(4,477)	(17,463)	(22,095)	(42,660)	(19,959)	(7,704)	(14,561)
Adjustments to maintain reserves	(14)	(47)	(283)	111	(43)	1,637	(94)	(60)

Net equity transactions	2,372,358	359,183	(1,128,700)	642,754	(5,031,367)	(5,346,917)	689,650	873,192

Net change in contract owners’ equity	2,446,027	546,860	(1,694,207)	3,884,959	(6,892,648)	602,505	770,019	1,792,173
Contract owners’ equity beginning of period	3,969,082	3,422,222	39,318,138	35,433,179	57,472,517	56,870,012	14,421,471	12,629,298

Contract owners’ equity end of period	$6,415,109	3,969,082	37,623,931	39,318,138	50,579,869	57,472,517	15,191,490	14,421,471

CHANGES IN UNITS:
Beginning units	374,312	337,299	4,039,103	3,981,854	6,247,584	6,881,792	1,412,298	1,322,017
Units purchased	279,774	154,743	308,856	686,286	138,109	165,811	257,089	329,274
Units redeemed	(57,678)	(117,730)	(425,196)	(629,037)	(686,916)	(800,019)	(189,978)	(238,993)

Ending units	596,408	374,312	3,922,763	4,039,103	5,698,777	6,247,584	1,479,409	1,412,298

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRASP		WRBP		WRBDP		WRCEP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(895,456)	(852,535)	(38,628)	64,174	541,101	866,874	(665,891)	(308,173)
Realized gain (loss) on investments	1,186,150	1,652,414	501,675	265,064	327,795	177,677	557,572	72,393
Change in unrealized gain (loss) on investments	(13,166,008)	8,977,501	(2,243,132)	2,871,137	1,641,840	806,557	(1,673,790)	8,164,478
Reinvested capital gains	-	-	2,198,697	344,262	329,113	-	1,676,880	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,875,314)	9,777,380	418,612	3,544,637	2,839,849	1,851,108	(105,229)	7,928,698

Equity transactions:
Purchase payments received from contract owners (note 3)	6,181,986	9,664,741	1,365,851	1,256,025	4,239,820	4,365,889	3,682,361	2,765,291
Transfers between funds	(4,994,031)	(5,940,676)	263,243	166,351	3,174,164	9,195,789	(134,605)	(384,995)
Redemptions (note 3)	(9,906,236)	(8,489,740)	(1,577,045)	(1,092,881)	(3,475,393)	(2,776,004)	(3,458,820)	(2,950,134)
Annuity benefits	(61,096)	(63,124)	(16,509)	(14,751)	(24,221)	(26,068)	(18,499)	(16,821)
Contract maintenance charges (note 2)	(33,064)	(36,094)	(4,714)	(4,864)	(7,175)	(7,071)	(6,753)	(6,943)
Contingent deferred sales charges (note 2)	(187,764)	(202,815)	(19,248)	(22,492)	(57,575)	(77,159)	(54,739)	(89,868)
Adjustments to maintain reserves	(395)	(2,311)	821	9,553	20	(1,324)	(384)	(4,390)

Net equity transactions	(9,000,600)	(5,070,019)	12,399	296,941	3,849,640	10,674,052	8,561	(687,860)

Net change in contract owners’ equity	(21,875,914)	4,707,361	431,011	3,841,578	6,689,489	12,525,160	(96,668)	7,240,838
Contract owners’ equity beginning of period	155,804,700	151,097,339	27,101,419	23,259,841	49,685,286	37,160,126	49,823,632	42,582,794

Contract owners’ equity end of period	$133,928,786	155,804,700	27,532,430	27,101,419	56,374,776	49,685,286	49,726,964	49,823,632

CHANGES IN UNITS:
Beginning units	7,157,471	7,425,961	1,993,509	1,969,265	4,173,670	3,245,655	3,530,379	3,591,611
Units purchased	717,875	840,183	336,100	266,762	1,190,216	1,636,292	595,749	461,675
Units redeemed	(1,147,113)	(1,108,673)	(339,065)	(242,518)	(885,133)	(708,277)	(611,358)	(522,907)

Ending units	6,728,233	7,157,471	1,990,544	1,993,509	4,478,753	4,173,670	3,514,770	3,530,379

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRDIV		WRENG		WRGBP		WRGNR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(230,169)	(201,715)	(164,467)	(111,456)	12,927	-	(392,968)	(361,753)
Realized gain (loss) on investments	536,486	310,249	(66,803)	(125,023)	(3,822)	-	(965,309)	(1,090,424)
Change in unrealized gain (loss) on investments	(2,850,095)	5,131,126	(927,563)	2,024,232	(12,232)	-	(4,924,141)	5,117,103
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,543,778)	5,239,660	(1,158,833)	1,787,753	(3,127)	-	(6,282,418)	3,664,926

Equity transactions:
Purchase payments received from contract owners (note 3)	1,146,853	1,681,522	875,487	1,151,429	344,447	-	1,842,137	2,723,247
Transfers between funds	(1,541,834)	(1,584,976)	(531,263)	(304,457)	568,127	-	(1,736,964)	(2,000,374)
Redemptions (note 3)	(2,426,929)	(1,691,915)	(547,969)	(528,086)	(8,312)	-	(1,428,169)	(1,320,541)
Annuity benefits	(15,482)	(15,604)	(2,114)	(2,070)	-	-	(8,343)	(9,626)
Contract maintenance charges (note 2)	(6,287)	(6,469)	(1,408)	(1,459)	(5)	-	(5,020)	(5,278)
Contingent deferred sales charges (note 2)	(38,341)	(48,703)	(15,009)	(16,740)	-	-	(29,822)	(37,175)
Adjustments to maintain reserves	216	(78)	(731)	(4,890)	(9)	-	(276)	(8,372)

Net equity transactions	(2,881,804)	(1,666,223)	(223,007)	293,727	904,248	-	(1,366,457)	(658,119)

Net change in contract owners’ equity	(5,425,582)	3,573,437	(1,381,840)	2,081,480	901,121	-	(7,648,875)	3,006,807
Contract owners’ equity beginning of period	41,396,509	37,823,072	10,864,651	8,783,171	-	-	28,494,316	25,487,508

Contract owners’ equity end of period	$35,970,928	41,396,509	9,482,811	10,864,651	901,121	-	20,845,441	28,494,316

CHANGES IN UNITS:
Beginning units	3,158,796	3,305,284	893,710	867,964	-	-	1,767,719	1,822,229
Units purchased	316,421	307,715	148,246	191,742	109,891	-	239,750	322,463
Units redeemed	(553,108)	(454,203)	(171,436)	(165,996)	(18,375)	-	(336,792)	(376,973)

Ending units	2,922,109	3,158,796	870,520	893,710	91,516	-	1,670,677	1,767,719

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRGP		WRHIP		WRIP		WRI2P
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(681,535)	(534,731)	2,013,353	1,756,492	(171,015)	(77,988)	11,562	(20,614)
Realized gain (loss) on investments	1,107,366	669,496	54,725	(25,020)	24,812	(40,115)	(782,142)	(653,301)
Change in unrealized gain (loss) on investments	(2,217,474)	5,090,587	(834,287)	2,030,294	(1,283,477)	2,044,053	(1,637,093)	2,333,108
Reinvested capital gains	1,973,940	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	182,297	5,225,352	1,233,791	3,761,766	(1,429,680)	1,925,950	(2,407,673)	1,659,193

Equity transactions:
Purchase payments received from contract owners (note 3)	2,288,490	1,638,115	3,184,990	3,875,035	1,063,698	1,367,571	1,540,209	1,019,228
Transfers between funds	(1,616,275)	(1,136,341)	(126,123)	1,815,766	(831,976)	(408,740)	(429,929)	(675,937)
Redemptions (note 3)	(3,824,485)	(2,776,960)	(1,955,804)	(1,896,730)	(1,184,276)	(882,904)	(796,142)	(725,926)
Annuity benefits	(28,452)	(29,045)	(30,699)	(31,274)	(14,085)	(13,299)	(3,449)	(3,597)
Contract maintenance charges (note 2)	(9,034)	(9,678)	(4,751)	(4,435)	(2,861)	(3,120)	(2,062)	(2,206)
Contingent deferred sales charges (note 2)	(63,844)	(63,385)	(20,439)	(50,621)	(21,603)	(25,597)	(15,739)	(23,910)
Adjustments to maintain reserves	239	2,577	369	8,484	349	4,891	(120)	(5,539)

Net equity transactions	(3,253,361)	(2,374,717)	1,047,543	3,716,225	(990,754)	38,802	292,768	(417,887)

Net change in contract owners’ equity	(3,071,064)	2,850,635	2,281,334	7,477,991	(2,420,434)	1,964,752	(2,114,905)	1,241,306
Contract owners’ equity beginning of period	54,206,720	51,356,085	33,951,427	26,473,436	16,682,838	14,718,085	15,141,073	13,899,768

Contract owners’ equity end of period	$51,135,656	54,206,720	36,232,761	33,951,427	14,262,404	16,682,838	13,026,168	15,141,073

CHANGES IN UNITS:
Beginning units	4,408,571	4,630,140	2,140,242	1,881,230	1,120,275	1,118,293	994,967	1,023,904
Units purchased	515,334	383,864	532,315	590,727	119,504	159,847	167,248	153,100
Units redeemed	(797,298)	(605,433)	(460,222)	(331,715)	(189,307)	(157,865)	(153,291)	(182,037)

Ending units	4,126,607	4,408,571	2,212,335	2,140,242	1,050,472	1,120,275	1,008,924	994,967

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRLTBP		WRMIC		WRMCG		WRMMP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$12,051	-	(94,722)	(72,537)	(507,897)	(423,306)	(255,334)	(197,229)
Realized gain (loss) on investments	684	-	112,927	39,137	964,081	223,080	-	-
Change in unrealized gain (loss) on investments	(11,588)	-	(598,241)	1,710,031	(2,238,662)	6,936,151	-	-
Reinvested capital gains	-	-	-	-	1,043,904	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,147	-	(580,036)	1,676,631	(738,574)	6,735,925	(255,334)	(197,229)

Equity transactions:
Purchase payments received from contract owners (note 3)	365,028	-	732,075	802,141	1,808,973	1,345,304	29,602,664	20,465,171
Transfers between funds	1,161,654	-	(395,732)	49,109	(833,218)	(288,837)	(6,438,611)	(7,152,867)
Redemptions (note 3)	(56,361)	-	(274,321)	(204,052)	(1,846,677)	(1,061,042)	(13,012,204)	(10,008,048)
Annuity benefits	(147)	-	(1,079)	(992)	(2,168)	(3,853)	(28,998)	(31,410)
Contract maintenance charges (note 2)	(16)	-	(996)	(955)	(3,396)	(3,310)	(4,434)	(3,601)
Contingent deferred sales charges (note 2)	(3,353)	-	(5,292)	(4,360)	(33,554)	(29,132)	(63,439)	(78,836)
Adjustments to maintain reserves	(23)	-	(39)	97	(225)	(2,841)	(1,808)	332

Net equity transactions	1,466,782	-	54,616	640,988	(910,265)	(43,711)	10,053,170	3,190,741

Net change in contract owners’ equity	1,467,929	-	(525,420)	2,317,619	(1,648,839)	6,692,214	9,797,836	2,993,512
Contract owners’ equity beginning of period	-	-	6,301,284	3,983,666	29,695,183	23,002,969	16,714,992	13,721,480

Contract owners’ equity end of period	$1,467,929	-	5,775,864	6,301,284	28,046,344	29,695,183	26,512,827	16,714,992

CHANGES IN UNITS:
Beginning units	-	-	441,697	386,952	1,899,916	1,904,908	1,570,513	1,269,004
Units purchased	179,979	-	93,685	124,679	278,938	276,143	6,497,996	4,215,891
Units redeemed	(36,492)	-	(93,427)	(69,934)	(346,629)	(281,135)	(5,522,621)	(3,914,382)

Ending units	143,487	-	441,955	441,697	1,832,225	1,899,916	2,545,888	1,570,513

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRPAP		WRPCP		WRPMP		WRPMAP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(84,066)	(147,150)	(97,124)	(137,765)	(1,121,343)	(1,805,914)	(2,470,559)	(1,564,835)
Realized gain (loss) on investments	(274,776)	(334,063)	1,208,298	136,385	60,100	(85,220)	122,968	(59,288)
Change in unrealized gain (loss) on investments	(4,410,889)	6,740,125	(2,102,687)	2,272,349	(15,947,006)	29,505,307	(27,420,594)	34,616,139
Reinvested capital gains	1,475,754	1,241,826	899,922	609,392	5,583,812	2,466,018	6,584,903	3,370,752

Net increase (decrease) in contract owners’ equity resulting from operations	(3,293,977)	7,500,738	(91,591)	2,880,361	(11,424,437)	30,080,191	(23,183,282)	36,362,768

Equity transactions:
Purchase payments received from contract owners (note 3)	1,077,239	1,209,127	8,401,272	12,211,013	123,151,783	118,393,745	215,414,211	124,463,897
Transfers between funds	(1,365,099)	(415,858)	5,600,423	4,968,422	3,745,000	3,966,523	6,839,456	5,507,567
Redemptions (note 3)	(2,132,981)	(1,625,836)	(1,221,154)	(1,573,925)	(8,822,613)	(3,832,954)	(7,032,052)	(4,046,956)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(371,872)	(356,900)	(295,284)	(171,876)	(2,590,062)	(1,336,672)	(2,865,151)	(1,437,185)
Contingent deferred sales charges (note 2)	(26,111)	(63,426)	(16,493)	(56,218)	(143,586)	(83,429)	(153,727)	(127,939)
Adjustments to maintain reserves	22	527	(118)	(67)	(3,227)	(12,227)	(2,780)	(15,622)

Net equity transactions	(2,818,802)	(1,252,366)	12,468,646	15,377,349	115,337,295	117,094,986	212,199,957	124,343,762

Net change in contract owners’ equity	(6,112,779)	6,248,372	12,377,055	18,257,710	103,912,858	147,175,177	189,016,675	160,706,530
Contract owners’ equity beginning of period	61,202,987	54,954,615	44,152,956	25,895,246	326,887,970	179,712,793	359,864,259	199,157,729

Contract owners’ equity end of period	$55,090,208	61,202,987	56,530,011	44,152,956	430,800,828	326,887,970	548,880,934	359,864,259

CHANGES IN UNITS:
Beginning units	5,863,977	5,999,331	4,173,894	2,640,057	31,449,317	19,221,244	33,709,714	21,078,676
Units purchased	230,793	203,704	2,007,164	1,971,750	13,646,122	13,821,694	21,932,163	13,861,230
Units redeemed	(509,132)	(339,058)	(798,090)	(437,913)	(2,472,839)	(1,593,621)	(1,944,417)	(1,230,192)

Ending units	5,585,638	5,863,977	5,382,968	4,173,894	42,622,600	31,449,317	53,697,460	33,709,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRPMCP		WRRESP		WRSTP		WRSCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(380,789)	(440,454)	(72,802)	31,655	(489,433)	(431,095)	(221,028)	(186,272)
Realized gain (loss) on investments	246,655	(76,138)	(507,670)	(573,634)	81,286	187,600	(122,679)	(142,161)
Change in unrealized gain (loss) on investments	(3,788,334)	7,671,844	914,717	2,591,112	(3,159,283)	2,587,032	(1,585,896)	3,504,817
Reinvested capital gains	2,036,943	1,199,104	-	-	1,177,921	850,507	128,126	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,885,525)	8,354,356	334,245	2,049,133	(2,389,509)	3,194,044	(1,801,477)	3,176,384

Equity transactions:
Purchase payments received from contract owners (note 3)	36,311,759	33,037,196	988,795	855,802	2,463,153	3,574,611	1,147,666	1,190,475
Transfers between funds	4,001,553	6,029,953	(421,306)	(423,306)	(434,944)	(1,020,122)	(461,858)	(114,441)
Redemptions (note 3)	(3,024,015)	(2,471,317)	(566,788)	(430,953)	(1,925,981)	(1,879,368)	(1,069,269)	(736,805)
Annuity benefits	-	-	(1,944)	(1,759)	(13,938)	(16,022)	(14,389)	(13,652)
Contract maintenance charges (note 2)	(719,350)	(386,676)	(1,649)	(1,679)	(5,697)	(5,720)	(2,715)	(2,597)
Contingent deferred sales charges (note 2)	(40,055)	(92,931)	(12,132)	(11,610)	(30,814)	(49,136)	(16,299)	(25,219)
Adjustments to maintain reserves	(229)	603	(42)	(156)	(109)	(2,212)	643	7,491

Net equity transactions	36,529,663	36,116,828	(15,066)	(13,661)	51,670	602,031	(416,221)	305,252

Net change in contract owners’ equity	34,644,138	44,471,184	319,179	2,035,472	(2,337,839)	3,796,075	(2,217,698)	3,481,636
Contract owners’ equity beginning of period	107,068,837	62,597,653	10,063,790	8,028,318	32,268,169	28,472,094	15,015,552	11,533,916

Contract owners’ equity end of period	$141,712,975	107,068,837	10,382,969	10,063,790	29,930,330	32,268,169	12,797,855	15,015,552

CHANGES IN UNITS:
Beginning units	10,120,254	6,475,804	718,974	725,750	1,850,540	1,807,299	1,005,451	981,102
Units purchased	4,315,503	4,233,390	111,531	128,225	218,066	295,779	153,346	182,697
Units redeemed	(858,689)	(588,940)	(113,829)	(135,001)	(215,984)	(252,538)	(183,277)	(158,348)

Ending units	13,577,068	10,120,254	716,676	718,974	1,852,622	1,850,540	975,520	1,005,451

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRSCV		WRVP		WRMSP
	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(100,790)	(133,423)	(265,185)	(226,103)	-	186,391
Realized gain (loss) on investments	73,361	(178,096)	(300,116)	(518,103)	-	(662,724)
Change in unrealized gain (loss) on investments	(1,461,318)	2,451,917	(2,034,238)	5,111,311	-	519,774
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,488,747)	2,140,398	(2,599,539)	4,367,105	-	43,441

Equity transactions:
Purchase payments received from contract owners (note 3)	711,168	816,250	918,967	975,947	-	50,162
Transfers between funds	(699,997)	(277,034)	(1,084,315)	(1,129,776)	-	(5,620,814)
Redemptions (note 3)	(707,606)	(388,482)	(2,370,713)	(1,499,020)	-	(64,178)
Annuity benefits	(3,846)	(3,912)	(11,375)	(12,660)	-	(217)
Contract maintenance charges (note 2)	(1,703)	(1,878)	(4,574)	(4,942)	-	(180)
Contingent deferred sales charges (note 2)	(12,806)	(10,061)	(33,815)	(32,899)	-	(1,285)
Adjustments to maintain reserves	256	(4,379)	(47)	1,282	-	4,681

Net equity transactions	(714,534)	130,504	(2,585,872)	(1,702,068)	-	(5,631,831)

Net change in contract owners’ equity	(2,203,281)	2,270,902	(5,185,411)	2,665,037	-	(5,588,390)
Contract owners’ equity beginning of period	10,853,608	8,582,706	30,157,813	27,492,776	-	5,588,390

Contract owners’ equity end of period	$8,650,328	10,853,608	24,972,402	30,157,813	-	-

CHANGES IN UNITS:
Beginning units	767,001	753,278	2,423,651	2,586,373	-	553,854
Units purchased	86,899	130,033	307,517	249,214	-	42,517
Units redeemed	(141,654)	(116,310)	(537,601)	(411,936)	-	(596,371)

Ending units	712,246	767,001	2,193,567	2,423,651	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT -12
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies
(a) Organization and Nature of Operations
Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.
The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.
(b) The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.
With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:
NATIONWIDE FUNDS GROUP
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
WADDELL & REED, INC.
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
Ivy Fund Variable Insurance Portfolios, Inc - International Growth (WRIP)
Ivy Fund Variable Insurance Portfolios, Inc.- International Core Equity (WRI2P)
Ivy Funds Variable Insurance Portfolios, Inc.- Limited-Term Bond (WRLTBP)
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
Ivy Fund Variable Insurance Portfolios, Inc.- Mid Cap Growth (WRMCG)
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
(c) Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.
(d) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
(e) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f) Calculation of Annuity Reserves
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.
(g) Recently Issued Accounting Standards
FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.
In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12
NOTES TO FINANCIAL STATEMENTS December 31, 2011

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.
In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.
(h) Subsequent Events
The Company evaluated subsequent events through the date the financial statements were issued with the SEC.
(2) Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Select Income Annuity contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the sixth contract year this charge is 0%. For Select Preferred Annuity contracts this charge will not exceed 8% of the purchase payments redeemed and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.
The Company may deduct a contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.
The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders.
The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 12 Options	Select Income Annuity	Select Preferred Annuity

Variable Account Charges - Recurring	1.50%	1.25%
Death Benefit Options - Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	-	0.05%
One-Year Enhanced	-	0.15%
One-Month Enhanced	-	0.30%
Combination Enhanced	-	0.40%
Spousal Protection Annuity Option	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	-	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	-	0.50%
4% Extra Value Credit Option	-	0.60%
Capital Preservation and Income Options
Capital Preservation Plus Option	-	0.50%
Provides a return of principle over the elected program period.
Capital Preservation Plus Lifetime Income Option	-	1.00%
Provides a return of principle over the elected program period and provides for a consistent lifetime income stream regardless of actual value of contract.
Lifetime Income Option
Provides for lifetime withdrawals even after the contract value is zero.
5% (no longer available)	-	1.00%
7% (only available in NY)	-	1.00%
10%	-	1.20%
Spousal Continuation Benefit
Allows surviving spouse to continue to receive the lifetime benefit associated with the Lifetime Income Option.
5% (no longer available)	-	0.15%
7% (only available in NY)	-	0.15%
10% (not available in NY)	-	0.30%

Maximum Variable Account Charges*	1.50%	4.20%
* When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

1.25%	$11,382,439	$4,027	$34,134	$62,169	$43,208	$240,024	$365,667	$104,396
1.30%	694,331	-	489	3,241	2,369	18,350	25,815	4,954
1.35%	813,873	-	4,242	2,504	1,854	36,808	71,986	13,334
1.40%	4,075,482	-	3,741	22,325	5,702	77,034	110,911	19,935
1.50%	1,773,782	19	1,560	2,184	1,188	24,676	52,131	4,230
1.55%	705,972	-	4,245	2,543	1,402	5,378	4,075	986
1.60%	35,132	-	-	-	-	-	385	-
1.65%	920,165	-	-	902	906	13,433	15,420	5,876
1.70%	20,708	-	-	-	-	-	-	-
1.75%	787,485	-	165	-	1,254	11,122	4,816	394
1.80%	32,072	-	-	-	-	-	-	-
1.85%	1,770,832	11,168	1,516	-	3,873	45,161	41,907	23,610
1.90%	449,948	21,860	-	-	18	3,237	4,966	375
1.95%	241,679	1,686	-	-	-	9,718	15,886	2,211
2.00%	1,378,574	11,164	11,650	2,400	3,619	34,732	26,129	17,413
2.05%	57,673	-	7,274	-	-	-	-	3,235
2.10%	533,196	9,055	2,785	-	844	16,979	12,098	2,506
2.15%	205,505	-	-	728	-	4,723	4,690	12,547
2.20%	1,505	-	135	-	-	-	-	67
2.25%	198,080	1,126	-	-	-	8,070	793	4,320
2.30%	459	-	-	-	-	135	-	136
2.35%	83,943	-	-	-	-	2,915	1,615	1,297
2.40%	20,415	-	-	-	-	-	-	-
2.45%	22,618	-	-	-	-	2,893	1,441	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 12
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.50%	57,579	-	-	-	-	-	-	2,524
2.60%	30,163	463	-	-	-	-	-	-
2.70%	1,061	-	-	-	-	-	-	-
2.75%	8,100	-	-	-	-	-	-	-
3.00%	1,168	-	-	-	-	-	-	-
3.10%	2,460	-	-	-	-	-	-	-

Totals	$26,306,399	$60,568	$71,936	$98,996	$66,237	$555,388	$760,731	$224,346

	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR

1.25%	$307,765	$43,394	$134,434	$100,516	$80,578	$38,474	$1,595	$75,667
1.30%	61,455	12,030	23,907	20,090	13,869	5,540	-	16,827
1.35%	37,310	6,620	16,745	12,941	10,293	2,736	70	6,423
1.40%	350,637	70,588	176,067	119,941	96,322	31,932	541	101,410
1.50%	232,002	50,507	95,720	79,989	61,701	19,965	560	63,845
1.55%	117,128	19,348	48,458	29,629	29,725	16,060	2,039	24,932
1.60%	5,873	537	2,622	1,369	611	813	-	1,488
1.65%	161,667	21,505	47,493	41,775	32,066	15,083	301	38,221
1.70%	2,721	376	1,346	243	1,711	423	-	1,033
1.75%	140,836	34,889	54,731	57,725	38,997	8,494	123	24,980
1.80%	5,985	2,548	1,064	4,978	1,463	-	-	13
1.85%	432,089	61,042	73,608	137,173	108,530	12,377	175	10,566
1.90%	112,713	26,613	19,344	47,925	34,897	1,094	-	3,502
1.95%	57,556	9,124	12,603	23,082	13,956	-	-	274
2.00%	248,008	48,617	42,671	94,730	69,511	2,661	-	9,945
2.05%	4,038	1,003	2,139	986	1,883	-	-	-
2.10%	109,678	18,855	14,897	45,502	33,441	3,524	-	8,806
2.15%	24,551	9,553	5,628	9,350	7,630	1,786	-	1,608
2.20%	645	-	-	172	152	-	-	-
2.25%	23,798	8,252	6,471	9,834	6,265	1,962	-	1,441
2.30%	36	-	41	-	36	-	-	-
2.35%	16,862	4,389	4,737	6,753	3,443	40	-	387
2.40%	8,852	1,488	453	1,733	904	-	-	-
2.45%	1,186	1,381	620	2,356	471	-	-	252
2.50%	11,112	1,714	4,259	2,961	803	575	-	610
2.60%	8,054	905	279	1,090	1,126	928	-	643
2.70%	385	-	197	-	-	-	-	95
2.75%	1,205	294	764	195	356	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.10%	1,017	325	596	221	-	-	-	-

	$2,485,164	$455,897	$791,894	$853,259	$650,740	$164,467	$5,404	$392,968

	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP

1.25%	$100,936	$97,506	$45,626	$40,305	$883	$17,211	$44,932	$86,124
1.30%	22,209	18,742	16,888	8,100	104	4,699	12,168	20,414
1.35%	16,715	8,149	5,027	4,068	-	2,740	5,923	11,778
1.40%	105,237	132,994	54,670	52,956	1,490	17,859	57,525	53,047
1.50%	79,933	85,376	44,023	32,971	771	14,064	38,085	26,888
1.55%	19,146	40,208	14,504	20,721	3,483	5,411	13,002	7,453
1.60%	2,096	2,530	945	582	-	848	377	-
1.65%	47,725	45,099	17,125	18,389	773	10,187	20,135	11,169
1.70%	107	1,088	79	910	-	-	246	52
1.75%	69,436	46,382	18,327	17,173	47	9,290	22,871	9,890
1.80%	10,197	211	-	-	-	-	10	234
1.85%	158,766	9,500	4,527	9,677	530	1,801	140,200	16,971
1.90%	56,250	3,565	863	2,156	-	1,231	28,850	1,084
1.95%	22,916	144	-	338	-	108	18,066	2,542
2.00%	101,663	15,041	4,396	5,809	599	3,679	56,944	3,916
2.05%	2,028	151	649	147	-	146	695	240
2.10%	42,225	15,539	5,326	6,039	-	3,005	36,230	4,967
2.15%	8,461	1,006	1,590	1,543	-	211	2,235	166
2.20%	-	-	-	-	-	-	-	-
2.25%	12,929	1,280	799	1,633	-	357	4,143	362
2.30%	-	-	-	-	-	-	-	40
2.35%	6,333	7,181	776	50	-	428	3,311	1,446
2.40%	2,667	-	-	-	-	-	-	84
2.45%	1,859	-	-	-	-	918	598	-
2.50%	1,218	1,441	-	39	-	529	1,691	107
2.60%	4,768	2,989	2,380	254	-	-	1,399	-
2.70%	274	-	-	-	-	-	-	-
2.75%	1,724	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.10%	210	-	-	-	-	-	-	-

	$898,028	$536,122	$238,520	$223,860	$8,680	$94,722	$509,636	$258,974

	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP

1.25%	$465,760	$314,923	$3,375,293	$3,951,892	$962,944	$35,001	$94,323	$39,149
1.30%	24,571	7,206	120,991	152,411	21,462	7,760	21,615	12,674
1.35%	66,217	27,931	171,990	173,548	65,579	3,764	9,150	5,781
1.40%	58,307	140,399	698,548	1,015,070	203,854	32,757	129,668	47,571
1.50%	41,187	37,888	142,258	257,526	70,083	26,613	78,175	40,428
1.55%	9,861	30,228	69,815	39,821	51,484	12,598	29,823	10,622
1.60%	5,248	-	796	2,018	1,794	865	2,210	137
1.65%	18,880	14,213	94,781	79,246	46,344	11,980	40,148	17,698
1.70%	1,635	1,420	1,529	1,587	1,470	465	979	793
1.75%	5,004	2,876	51,214	44,687	7,005	8,364	33,711	16,248
1.80%	-	-	-	-	-	-	407	372
1.85%	53,468	15,287	91,283	118,142	66,665	1,782	8,195	4,724
1.90%	2,753	3,695	10,026	15,668	3,733	1,901	5,295	2,005
1.95%	2,451	239	18,130	12,532	2,406	87	442	427
2.00%	53,313	32,422	105,438	167,713	128,155	2,500	12,863	7,730
2.05%	-	-	8,040	8,789	13,974	-	-	-
2.10%	10,419	6,565	32,063	16,813	31,549	2,793	8,353	4,028
2.15%	1,149	3,511	23,380	38,402	24,986	2,014	3,760	2,497
2.20%	-	-	68	-	67	-	-	-
2.25%	1,575	1,863	30,571	47,342	3,960	1,810	4,782	1,904
2.30%	-	-	-	-	-	-	-	-
2.35%	3,071	7,356	-	-	4,240	-	811	1,404
2.40%	-	-	-	1,451	1,469	-	-	-
2.45%	-	-	1,878	-	-	248	3,342	2,367
2.50%	-	4,305	3,729	1,980	12,359	-	687	1,186
2.60%	-	-	155	-	154	368	584	1,283
2.70%	-	-	-	-	-	-	110	-
2.75%	-	-	1,826	-	-	-	-	-
3.00%	-	-	-	-	1,168	-	-	-
3.10%	-	-	-	-	-	-	-	-

	$824,869	$652,327	$5,053,802	$6,146,638	$1,726,904	$153,670	$489,433	$221,028

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	WRSCV	WRVP

1.25%	$30,497	$43,086
1.30%	3,973	9,408
1.35%	3,583	8,064
1.40%	30,140	56,304
1.50%	20,683	46,553
1.55%	11,534	10,310
1.60%	611	377
1.65%	12,544	19,081
1.70%	-	495
1.75%	9,239	37,195
1.80%	355	4,235
1.85%	13,038	93,481
1.90%	1,847	32,482
1.95%	111	14,644
2.00%	1,112	52,031
2.05%	243	2,013
2.10%	3,577	24,735
2.15%	2,340	5,460
2.20%	-	199
2.25%	1,981	8,457
2.30%	-	35
2.35%	783	4,315
2.40%	-	1,314
2.45%	-	808
2.50%	-	3,750
2.60%	1,269	1,072
2.70%	-	-
2.75%	-	1,736
3.00%	-	-
3.10%	-	91

	$149,460	$481,731

(3) Related Party Transactions
The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $17,514,493 and $13,928,269, respectively, and total transfers from the Account to the fixed account were $9,900,108 and $4,755,018, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.
For contracts with the Extra Value option, the Company contributed $11,238 and $70,734 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.
For Purchase Payment Credits to Select Preferred Annuity contracts, the Company contributed $444,215 and $264,733 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.
For guaranteed minimum death benefits, the Company contributed $872,952 and $1,747,369 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.
(4) Fair Value Measurement
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:
• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.
• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,960,830,500	$0	$0	$1,960,830,500
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.
The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2011 are as follows:

	Purchases of Investments	Sales of Investments
NVIT Investor Destinations Aggressive Fund – Class II ( GVIDA )	$115,664	$188,420
NVIT Investor Destinations Balanced Fund – Class II ( NVDBL2 )	2,579,885	554,635
NVIT Investor Destinations Capital Appreciation Fund – Class II ( NVDCA2 )	8,382,690	348,301
NVIT Investor Destinations Conservative Fund – Class II ( GVIDC )	3,050,586	608,776
NVIT Investor Destinations Moderate Fund – Class II ( GVIDM )	3,264,663	4,121,682
NVIT Investor Destinations Moderately Aggressive Fund – Class II ( GVDMA )	3,080,796	7,759,086
NVIT Investor Destinations Moderately Conservative Fund – Class II ( GVDMC )	2,754,071	1,938,577
Ivy Fund Variable Insurance Portfolios, Inc. – Asset Strategy ( WRASP )	5,462,284	15,361,921
Ivy Fund Variable Insurance Portfolios, Inc. – Balanced ( WRBP )	5,153,273	2,971,757
Ivy Fund Variable Insurance Portfolios, Inc. – Bond ( WRBDP )	10,286,875	5,560,298
Ivy Fund Variable Insurance Portfolios, Inc. – Core Equity ( WRCEP )	5,603,043	4,587,165
Ivy Fund Variable Insurance Portfolios, Inc. – Dividend Opportunities ( WRDIV )	1,930,943	5,042,932
Ivy Fund Variable Insurance Portfolios, Inc. – Energy ( WRENG )	1,312,968	1,705,285
Ivy Funds Variable Insurance Portfolios, Inc. – Global Bond ( WRGBP )	1,057,569	140,390
Ivy Fund Variable Insurance Portfolios, Inc. – Global Natural Resources ( WRGNR )	1,743,284	3,511,633
Ivy Fund Variable Insurance Portfolios, Inc. – Growth ( WRGP )	4,024,840	5,984,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12
NOTES TO FINANCIAL STATEMENTS December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. – High Income ( WRHIP )		8,604,920	5,535,355
Ivy Fund Variable Insurance Portfolios, Inc. – International Growth ( WRIP )		1,077,053	2,234,358
Ivy Fund Variable Insurance Portfolios, Inc. – International Core Equity ( WRI2P )		2,043,263	1,743,679
Ivy Funds Variable Insurance Portfolios, Inc. – Limited-Term Bond ( WRLTBP )		1,766,150	287,297
Ivy Fund Variable Insurance Portfolios, Inc. – Micro Cap Growth ( WRMIC )		1,077,673	1,117,830
Ivy Fund Variable Insurance Portfolios, Inc. – Mid Cap Growth ( WRMCG )		3,164,508	3,542,226
Ivy Fund Variable Insurance Portfolios, Inc. – Money Market ( WRMMP )		29,448,999	19,650,975
Ivy Fund Variable Insurance Portfolios, Inc. – Pathfinder Aggressive ( WRPAP )		3,717,186	5,144,323
Ivy Fund Variable Insurance Portfolios, Inc. – Pathfinder Conservative ( WRPCP )		19,972,915	6,701,468
Ivy Fund Variable Insurance Portfolios, Inc. – Pathfinder Moderate ( WRPMP )		124,342,563	4,542,994
Ivy Fund Variable Insurance Portfolios, Inc. – Pathfinder Moderately Aggressive ( WRPMAP )		218,642,649	2,328,276
Ivy Fund Variable Insurance Portfolios, Inc. – Pathfinder Moderately Conservative ( WRPMCP )		41,652,332	3,466,525
Ivy Fund Variable Insurance Portfolios, Inc. – Real Estate Securities ( WRRESP )		1,263,097	1,351,002
Ivy Fund Variable Insurance Portfolios, Inc. – Science and Technology ( WRSTP )		3,512,111	2,774,441
Ivy Fund Variable Insurance Portfolios, Inc. – Small Cap Growth ( WRSCP )		1,465,343	1,967,502
Ivy Fund Variable Insurance Portfolios, Inc. – Small Cap Value ( WRSCV )		749,518	1,569,770
Ivy Fund Variable Insurance Portfolios, Inc. – Value ( WRVP )		1,333,071	4,184,168

	Total	$523,636,785	$128,527,649

(5) Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT -12
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	1.25% to 2.60%	377,969	$8.32 to $ 7.80	$3,050,878	1.81%	-5.13% to -6.42%
2010	1.25% to 2.60%	385,733	8.77 to 8.34	3,304,169	1.68%	13.20% to 11.65%
2009	1.25% to 2.60%	407,096	7.75 to 7.47	3,099,918	1.04%	25.62% to 23.90%
2008	1.25% to 2.60%	377,280	6.17 to 6.03	2,299,353	2.10%	-37.63% to -38.49%
2007	1.85% to 2.25%	260,941	9.85 to 9.82	2,567,988	1.74%	-1.52% to -1.79%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	1.25% to 2.20%	505,634	12.47 to 12.15	6,274,762	2.15%	-0.37% to -1.33%
2010	1.25% to 2.10%	346,155	12.52 to 12.34	4,315,166	1.31%	8.44% to 7.51%
2009	1.25% to 2.00%	111,210	11.54 to 11.48	1,283,090	1.80%	15.43% to 14.84%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	1.25% to 2.15%	819,775	13.10 to 12.78	10,721,909	2.16%	-2.17% to -3.06%
2010	1.25% to 2.15%	225,471	13.39 to 13.19	3,013,274	1.27%	10.63% to 9.62%
2009	1.25% to 2.00%	112,328	12.10 to 12.04	1,358,832	1.81%	21.03% to 20.41%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	1.25% to 2.10%	596,408	10.81 to 10.39	6,415,109	2.39%	1.65% to 0.77%
2010	1.25% to 2.00%	374,312	10.64 to 10.35	3,969,082	2.21%	4.57% to 3.78%
2009	1.25% to 2.00%	337,299	10.17 to 9.97	3,422,222	1.94%	7.72% to 6.90%
2008	1.25% to 1.85%	264,806	9.45 to 9.35	2,498,076	3.47%	-7.20% to -7.76%
2007	1.25% to 1.50%	140,505	10.18 to 10.16	1,429,751	2.87%	1.78% to 1.61%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	1.25% to 2.45%	3,922,763	9.67 to 9.13	37,608,280	2.13%	-1.29% to -2.48%
2010	1.25% to 2.45%	4,039,103	9.80 to 9.37	39,296,310	1.98%	9.53% to 8.20%
2009	1.25% to 2.45%	3,981,854	8.94 to 8.66	35,433,179	1.54%	17.65% to 16.22%
2008	1.25% to 2.45%	3,924,711	7.60 to 7.45	29,742,274	2.88%	-24.16% to -25.08%
2007	1.25% to 2.45%	3,109,641	10.02 to 9.94	31,131,973	2.23%	0.23% to -0.58%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	1.25% to 2.45%	5,698,777	8.93 to 8.44	50,565,308	2.01%	-3.35% to -4.52%
2010	1.25% to 2.45%	6,247,584	9.24 to 8.83	57,451,777	1.88%	11.42% to 10.07%
2009	1.25% to 2.45%	6,881,792	8.29 to 8.03	56,870,012	1.32%	22.84% to 21.34%
2008	1.25% to 2.45%	7,827,936	6.75 to 6.61	52,739,171	2.51%	-32.25% to -33.07%
2007	1.25% to 2.45%	6,797,048	9.96 to 9.88	67,676,754	1.91%	-0.35% to -1.17%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	1.25% to 2.50%	1,479,409	10.37 to 9.77	15,191,490	2.29%	0.79% to -0.48%
2010	1.25% to 2.50%	1,412,298	10.29 to 9.82	14,421,471	2.09%	7.16% to 5.80%
2009	1.25% to 2.35%	1,322,017	9.60 to 9.32	12,629,298	1.75%	13.13% to 11.87%
2008	1.25% to 2.35%	1,171,429	8.49 to 8.33	9,907,489	3.25%	-16.11% to -17.04%
2007	1.25% to 2.10%	824,398	10.12 to 10.06	8,328,962	2.60%	1.15% to 0.57%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	1.25% to 3.10%	6,728,233	20.08 to 17.32	132,707,453	1.04%	-8.36% to -10.08%
2010	1.25% to 3.10%	7,157,471	21.91 to 19.26	154,332,425	1.08%	7.32% to 5.31%
2009	1.25% to 3.10%	7,425,961	20.42 to 18.29	149,600,166	0.37%	23.48% to 21.17%
2008	1.25% to 3.10%	7,345,272	16.54 to 15.09	120,503,997	0.45%	-26.72% to -28.10%
2007	1.25% to 3.10%	6,510,435	22.57 to 20.99	146,284,741	0.72%	42.30% to 39.63%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2011	1.25% to 3.10%	1,990,544	13.81 to 11.91	27,171,664	1.50%	2.02% to 0.12%
2010	1.25% to 3.10%	1,993,509	13.53 to 11.89	26,715,430	1.95%	15.65% to 13.48%
2009	1.25% to 3.10%	1,969,265	11.70 to 10.48	22,895,678	2.05%	11.81% to 9.72%
2008	1.25% to 3.10%	2,078,931	10.47 to 9.55	21,806,132	0.11%	-21.99% to -23.45%
2007	1.25% to 3.10%	1,940,268	13.41 to 12.48	26,178,502	1.52%	12.24% to 10.12%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2011	1.25% to 3.10%	4,478,753	12.68 to 10.93	55,945,243	2.58%	5.97% to 3.99%
2010	1.25% to 3.10%	4,173,670	11.97 to 10.51	49,220,990	3.44%	4.71% to 2.75%
2009	1.25% to 3.10%	3,245,655	11.43 to 10.23	36,708,343	3.81%	5.82% to 3.84%
2008	1.25% to 3.10%	3,140,394	10.80 to 9.85	33,658,749	0.10%	-0.94% to -2.80%
2007	1.25% to 3.10%	2,587,073	10.90 to 10.14	28,068,255	4.48%	4.34% to 2.38%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2011	1.25% to 3.10%	3,514,770	14.23 to 12.27	49,228,864	0.36%	0.39% to -1.48%
2010	1.25% to 3.10%	3,530,379	14.17 to 12.45	49,283,140	0.99%	19.38% to 17.15%
2009	1.25% to 3.10%	3,591,611	11.87 to 10.63	42,094,848	1.02%	22.47% to 20.18%
2008	1.25% to 3.10%	3,761,443	9.69 to 8.84	36,226,405	0.18%	-35.59% to -36.80%
2007	1.25% to 3.10%	3,598,596	15.05 to 13.99	54,069,395	0.70%	12.60% to 10.48%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2011	1.25% to 2.75%	2,922,109	12.57 to 11.15	35,735,406	1.05%	-5.88% to -7.31%
2010	1.25% to 2.75%	3,158,796	13.36 to 12.03	41,110,151	1.13%	14.92% to 13.17%
2009	1.25% to 2.75%	3,305,284	11.62 to 10.63	37,543,117	1.00%	16.41% to 14.64%
2008	1.25% to 2.75%	3,458,487	9.98 to 9.27	33,886,565	0.08%	-36.72% to -37.68%
2007	1.25% to 2.75%	3,179,374	15.78 to 14.88	49,406,307	1.02%	15.25% to 13.49%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2011	1.25% to 2.60%	870,520	$11.01 to $ 10.19	$9,461,034	0.00%	-10.21% to -11.44%
2010	1.25% to 2.60%	893,710	12.27 to 11.50	10,838,126	0.28%	20.43% to 18.79%
2009	1.25% to 2.60%	867,964	10.19 to 9.68	8,759,950	0.00%	38.73% to 36.83%
2008	1.25% to 2.50%	727,472	7.34 to 7.10	5,306,113	0.11%	-46.82% to -47.50%
2007	1.25% to 2.50%	414,206	13.81 to 13.52	5,686,493	0.50%	49.40% to 47.50%
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
2011	1.25% to 1.85%	91,516	9.86 to 9.82	901,121	2.97%	-1.40% to -1.80%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2011	1.25% to 2.70%	1,670,677	12.60 to 11.43	20,754,800	0.00%	-22.43% to -23.56%
2010	1.25% to 2.70%	1,767,719	16.25 to 14.96	28,359,202	0.00%	15.60% to 13.91%
2009	1.25% to 2.70%	1,822,229	14.06 to 13.13	25,349,657	0.00%	71.47% to 68.95%
2008	1.25% to 2.70%	1,660,068	8.20 to 7.77	13,497,739	1.41%	-61.94% to -62.51%
2007	1.25% to 2.70%	1,385,133	21.54 to 20.73	29,602,978	0.03%	41.70% to 39.61%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2011	1.25% to 3.10%	4,126,607	12.40 to 10.69	50,482,763	0.40%	0.85% to -1.04%
2010	1.25% to 3.10%	4,408,571	12.30 to 10.81	53,501,459	0.64%	11.17% to 9.09%
2009	1.25% to 3.10%	4,630,140	11.06 to 9.91	50,651,078	0.38%	25.49% to 23.14%
2008	1.25% to 3.10%	5,005,777	8.82 to 8.04	43,961,551	0.00%	-37.07% to -38.25%
2007	1.25% to 3.10%	5,000,421	14.01 to 13.03	70,111,309	0.00%	24.23% to 21.89%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2011	1.25% to 2.60%	2,212,335	16.04 to 14.40	35,705,820	7.10%	3.95% to 2.53%
2010	1.25% to 2.60%	2,140,242	15.43 to 14.04	33,390,182	7.42%	13.42% to 11.87%
2009	1.25% to 2.60%	1,881,230	13.60 to 12.55	25,935,496	8.91%	44.59% to 42.62%
2008	1.25% to 2.60%	1,555,055	9.41 to 8.80	14,978,886	0.64%	-22.80% to -23.85%
2007	1.25% to 2.60%	1,479,099	12.18 to 11.56	18,515,978	8.95%	2.56% to 1.15%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2011	1.25% to 2.60%	1,050,472	13.18 to 11.83	14,086,777	0.41%	-8.48% to -9.73%
2010	1.25% to 2.60%	1,120,275	14.40 to 13.11	16,459,015	0.97%	13.35% to 11.81%
2009	1.25% to 2.60%	1,118,293	12.71 to 11.73	14,510,763	1.52%	25.31% to 23.59%
2008	1.25% to 2.60%	1,107,240	10.14 to 9.49	11,498,901	0.24%	-42.87% to -43.65%
2007	1.25% to 2.60%	1,044,989	17.75 to 16.84	19,081,552	0.68%	19.77% to 18.13%
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
2011	1.25% to 2.60%	1,008,924	12.79 to 11.49	12,907,859	1.56%	-14.96% to -16.12%
2010	1.25% to 2.60%	994,967	15.04 to 13.69	15,001,322	1.37%	12.67% to 11.13%
2009	1.25% to 2.60%	1,023,904	13.35 to 12.32	13,762,739	3.48%	35.25% to 33.41%
2008	1.25% to 2.60%	995,194	9.87 to 9.24	9,952,578	0.48%	-42.98% to -43.77%
2007	1.25% to 2.60%	1,026,584	17.31 to 16.42	18,058,252	1.87%	8.50% to 7.01%
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
2011	1.25% to 2.00%	143,487	10.13 to 10.08	1,450,827	2.19%	1.30% to 0.78%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2011	1.25% to 2.50%	441,955	13.20 to 11.95	5,763,772	0.00%	-8.17% to -9.33%
2010	1.25% to 2.50%	441,697	14.38 to 13.18	6,283,254	0.00%	39.10% to 37.34%
2009	1.25% to 2.50%	386,952	10.34 to 9.60	3,969,646	0.00%	39.52% to 37.76%
2008	1.25% to 2.45%	373,619	7.41 to 6.98	2,754,852	0.00%	-48.69% to -49.31%
2007	1.25% to 2.45%	412,324	14.44 to 13.78	5,942,094	0.00%	5.15% to 3.86%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2011	1.25% to 2.60%	1,832,225	15.73 to 14.37	28,017,146	0.01%	-1.80% to -3.14%
2010	1.25% to 2.60%	1,899,916	16.02 to 14.83	29,661,717	0.04%	29.91% to 28.14%
2009	1.25% to 2.60%	1,904,908	12.33 to 11.58	22,970,683	0.00%	44.83% to 42.85%
2008	1.25% to 2.60%	1,856,562	8.51 to 8.10	15,531,201	0.03%	-37.03% to -37.89%
2007	1.25% to 2.60%	1,714,836	13.52 to 13.05	22,883,802	0.02%	11.20% to 9.67%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2011	1.25% to 2.50%	2,545,888	10.52 to 9.50	26,365,826	0.02%	-1.23% to -2.47%
2010	1.25% to 2.50%	1,570,513	10.65 to 9.75	16,525,931	0.07%	-1.18% to -2.43%
2009	1.25% to 2.50%	1,269,004	10.78 to 9.99	13,495,153	1.03%	-0.24% to -1.51%
2008	1.25% to 2.60%	1,690,600	10.81 to 10.09	17,997,708	2.08%	0.91% to -0.47%
2007	1.25% to 2.60%	792,315	10.71 to 10.14	8,384,027	4.39%	3.30% to 1.88%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
2011	1.25% to 2.35%	5,585,638	9.91 to 9.50	55,090,208	1.23%	-5.35% to -6.40%
2010	1.25% to 2.35%	5,863,977	10.47 to 10.15	61,202,987	1.12%	14.09% to 12.82%
2009	1.25% to 2.60%	5,999,331	9.18 to 8.95	54,954,615	0.43%	21.78% to 20.11%
2008	1.25% to 2.60%	5,558,764	7.54 to 7.45	41,870,260	0.00%	-24.61% to -25.48%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
2011	1.25% to 2.50%	5,382,968	10.56 to 10.06	56,530,011	1.17%	-0.51% to -1.76%
2010	1.25% to 2.35%	4,173,894	10.62 to 10.29	44,152,956	0.96%	8.01% to 6.81%
2009	1.25% to 2.25%	2,640,057	9.83 to 9.65	25,895,246	0.07%	11.54% to 10.41%
2008	1.25% to 2.15%	956,646	8.81 to 8.75	8,419,198	0.00%	-11.87% to -12.54%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2011	1.25% to 2.75%	42,622,600	$ 10.14 to $ 9.56	$430,800,828	1.03%	-2.69% to -4.16%
2010	0.40% to 2.50%	31,449,317	10.42 to 10.05	326,887,970	0.61%	9.82%
2009	1.25% to 2.50%	19,221,244	9.37 to 9.15	179,712,793	0.18%	16.48% to 15.01%
2008	1.25% to 2.25%	6,805,816	8.04 to 7.97	54,652,358	0.00%	-19.59% to -20.27%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2011	1.25% to 2.50%	53,697,460	10.25 to 9.76	548,880,934	0.79%	-4.23% to -5.44%
2010	1.25% to 2.50%	33,709,714	10.70 to 10.32	359,864,259	0.74%	13.03% to 11.60%
2009	1.25% to 2.50%	21,078,676	9.47 to 9.25	199,157,729	0.25%	19.20% to 17.69%
2008	1.25% to 2.50%	9,034,723	7.94 to 7.86	71,666,425	0.00%	-20.56% to -21.40%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2011	1.25% to 3.00%	13,577,068	10.49 to 9.80	141,712,975	1.08%	-1.25% to -2.99%
2010	1.25% to 2.50%	10,120,254	10.63 to 10.25	107,068,837	0.87%	9.58% to 8.20%
2009	1.25% to 2.50%	6,475,804	9.70 to 9.47	62,597,653	0.12%	13.68% to 12.25%
2008	1.25% to 2.15%	2,547,527	8.53 to 8.46	21,679,215	0.00%	-14.71% to -15.36%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2011	1.25% to 2.60%	716,676	14.64 to 13.22	10,330,210	0.76%	3.70% to 2.28%
2010	1.25% to 2.60%	718,974	14.12 to 12.92	10,009,341	1.84%	26.90% to 25.17%
2009	1.25% to 2.60%	725,750	11.12 to 10.32	7,981,412	3.02%	22.08% to 20.40%
2008	1.25% to 2.60%	740,889	9.11 to 8.57	6,685,173	0.59%	-36.84% to -37.71%
2007	1.25% to 2.60%	725,842	14.43 to 13.77	10,392,221	0.61%	-17.12% to -18.26%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2011	1.25% to 2.70%	1,852,622	15.64 to 13.93	29,614,848	0.00%	-6.94% to -8.31%
2010	1.25% to 2.70%	1,850,540	16.81 to 15.19	31,901,434	0.00%	11.35% to 9.71%
2009	1.25% to 2.70%	1,807,299	15.09 to 13.84	28,109,535	0.00%	42.04% to 39.96%
2008	1.25% to 2.70%	1,774,843	10.63 to 9.89	19,536,940	0.00%	-34.72% to -35.68%
2007	1.25% to 2.70%	1,673,037	16.28 to 15.38	28,396,895	0.00%	22.80% to 20.99%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2011	1.25% to 2.60%	975,520	12.44 to 11.17	12,556,018	0.00%	-11.72% to -12.92%
2010	1.25% to 2.60%	1,005,451	14.09 to 12.82	14,710,996	0.00%	27.24% to 25.50%
2009	1.25% to 2.60%	981,102	11.07 to 10.22	11,278,439	0.41%	33.04% to 31.22%
2008	1.25% to 2.60%	978,833	8.32 to 7.79	8,542,399	0.00%	-39.94% to -40.76%
2007	1.25% to 2.60%	992,086	13.86 to 13.14	14,518,178	0.00%	12.09% to 10.55%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2011	1.25% to 2.60%	712,246	12.14 to 10.90	8,605,276	0.49%	-13.88% to -15.05%
2010	1.25% to 2.60%	767,001	14.10 to 12.83	10,793,359	0.07%	24.83% to 23.13%
2009	1.25% to 2.60%	753,278	11.29 to 10.42	8,525,935	0.00%	27.53% to 25.79%
2008	1.25% to 2.60%	777,159	8.85 to 8.28	6,938,507	0.20%	-27.06% to -28.06%
2007	1.25% to 2.60%	764,876	12.14 to 11.51	9,405,602	0.01%	-5.34% to -6.64%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2011	1.25% to 3.10%	2,193,567	11.33 to 9.77	24,640,900	0.75%	-8.47% to -10.19%
2010	1.25% to 3.10%	2,423,651	12.38 to 10.88	29,755,322	0.91%	17.22% to 15.03%
2009	1.25% to 3.10%	2,586,373	10.56 to 9.46	27,108,814	2.06%	11.22% to 9.82%
2008	1.25% to 3.10%	2,883,828	8.45 to 7.71	24,353,612	0.24%	-34.64% to -35.87%
2007	1.25% to 3.10%	2,921,920	12.92 to 12.02	38,028,729	1.04%	0.62% to -1.28%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities(obsolete) (WRMSP)
2009	1.25% to 2.50%	553,854	10.23 to 9.55	5,554,056	5.46%	7.02% to 5.66%
2008	1.25% to 2.50%	602,234	9.56 to 9.04	5,664,532	0.93%	-12.06% to -13.18%
2007	1.25% to 2.50%	684,413	10.87 to 10.41	7,351,321	3.65%	2.10% to 0.80%

2011	Reserves for annuity contracts in payout phase:			5,553,679
2011	Contract owners equity:			$1,960,829,998
2010	Reserves for annuity contracts in payout phase:			6,412,735
2010	Contract owners equity:			$1,659,213,789
2009	Reserves for annuity contracts in payout phase:			6,242,032
2009	Contract owners equity:			$1,199,462,127
2008	Reserves for annuity contracts in payout phase:			94,124
2008	Contract owners equity:			$748,850,483
2007	Reserves for annuity contracts in payout phase:			19,075
2007	Contract owners equity:			$721,521,134

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2012

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2011	2010	2009

Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	$ 2,208	3,254	3,469

Benefits and expenses
Interest credited to policyholder account values	$ 1,033	$ 1,056	$ 1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	$ 2,928	3,050	3,162

(Loss) income before federal income taxes and noncontrolling interests	$ (720)	$ 204	$ 307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	$ (338)	$ 180	$ 259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurane Company	$ (282)	$ 240	$ 311

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2011	2010

Assets
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	$ 37,668	$ 35,309

Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	$ 112,682	$ 107,397

Liabilities and Equity
Liabilities
Future policy benefits and claims	$ 35,252	$ 32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	$ 106,530	$ 101,258

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	$ 5,807	$ 5,784
Noncontrolling interest	345	355
Total equity	$ 6,152	$ 6,139
Total liabilities and equity	$ 112,682	$ 107,397

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Changes in Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of adoption of accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income	-	-	-	1,345	1,345	-	1,345
Total comprehensive income (loss)	-	-	311	1,345	1,656	(52)	1,604
Change in noncontrolling interest	-	-	-	-	-	(13)	(13)
Other, net	-	-	(3)	-	(3)	-	(3)

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of adoption of accounting principle, net of taxes	-	-	(9)	9	-	46	46
Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income	-	-	-	578	578	-	578
Total comprehensive income (loss)	-	-	240	578	818	(60)	758
Change in noncontrolling interest	-	-	-	-	-	18	18

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

Comprehensive loss:
Net loss	-	-	(282)	-	(282)	(56)	(338)
Other comprehensive income	-	-	-	305	305	-	305
Total comprehensive income (loss)	-	-	(282)	305	23	(56)	(33)
Change in noncontrolling interest	-	-	-	-	-	46	46

Balance as of December 31, 2011	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345	$ 6,152

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2011	2010	2009

Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	$ 77	$ 686	$ 612

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$ 2,705	$ 3,251	$ 3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	$ (1,111)	$ 36	$ 880

Cash flows from financing activities:
Net change in short-term debt	$ 477	$ 150	$ (100)
Proceeds from issuance of long-term debt	13	272	-
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	$ 746	$ (434)	$ (1,485)

Net (decrease) increase in cash and cash equivalents	$ (288)	$ 288	$ 7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes.  Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts,  goodwill, provision for income taxes and valuation of deferred tax assets.  Actual results may differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits
Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company offers certain universal life insurance,  variable universal life insurance  and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB).  Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest.  The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships,  hedge funds and trading securities.

Securities lending.  The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is  the primary beneficiary of a VIE.  The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity.  The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds).  The results of operations and  financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements.  Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations.  The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts and options.  Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting.  All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.  Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions.  The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

        Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  The value of separate account liabilities is set to equal the fair value for separate account assets.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009).  The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009

Total revenues	$ 375
Total benefits and expenses	$ 357
Federal income tax benefit	$ (5)
Net income	$ 23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(3)      Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables.  The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting.  The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets.  The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.\

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity.  This guidance changes the consolidation guidance applicable to a VIE.  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standard

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other.  The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test.  If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures.  The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012.  The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income.  The Company will adopt both updates retrospectively, effective December 31, 2012.  The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting.  The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013.  The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

(4)       Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts:  (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.  L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

			2011			2010
				Wtd. avg.				Wtd. avg.
	General	Separate	Net	attained	General	Separate	Net	attained
	account	account	amount	age of	account	account	amount	age of
(in millions)	value	value	at risk1	contractholders	value	value	at risk1	contractholders

Return of net deposits:
In the event of death	$ 1,562	$11,749	$ 175	63	$ 832	$ 8,039	$ 39	62
Accumulation at specified date	$ 342	$ 4,138	$ 149	65	$ 558	$ 5,394	$ 108	65

Minimum return or anniversary contract value :
In the event of death	$ 3,600	$28,754	$ 1,882	67	$ 2,604	$ 30,970	$ 1,271	67
At annuitization	$ 430	$18,089	$ 574	65	$ 342	$ 12,806	$ 431	65
__________

1	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 1,842	$ 168
GMDB	$ 80	$ 46
GMIB	$ 3	$ 2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 10	$ -
GMDB	$ 40	$ 62
GMIB	$ -	$ 3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees.  This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments.   The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively.  Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
			Wtd. avg.			Wtd. avg.
		Net	attained		Net	attained
	Account	amount	age of	Account	amount	age of
(in millions)	value	at risk1	contractholders	value	at risk1	contractholders

No lapse guarantees	$ 1,154	$ 9,777	58	$ 1,065	$ 8,099	58

__________
1 Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010

Mutual funds:
Bond	$ 5,604	$ 5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437
Total mutual funds	$ 43,028	$ 42,055
Money market funds	1,530	1,457
Total	$ 44,558	$ 43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

(5)      Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 3,973	$ 3,983	$ 4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)
Balance at end of year	$ 4,425	$ 3,973	$ 3,983

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 259	$ 277	$ 334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities
available-for-sale	(10)	1	(9)
Balance at end of year	$ 238	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA

2012	$ 21
2013	$ 19
2014	$ 16
2015	$ 14
2016	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(6)      Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
(in millions)	cost	gains	losses	value

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 506	$ 124	$ -	$ 630
Obligations of states and political subdivisions	1,501	177	-	1,678
Debt securities issued by foreign governments	102	18	-	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213
Total fixed maturity securities	$ 27,477	$ 2,334	$ 610	$ 29,201
Equity securities	19	2	1	20
Total available-for-sale securities	$ 27,496	$ 2,336	$ 611	$ 29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total available-for-sale securities	$ 25,652	$ 1,520	$ 696	$ 26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$ 963	$ 982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408
Subtotal	$ 20,239	$ 22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213
Total fixed maturity securities	$ 27,477	$ 29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 1

Net unrealized gains, before adjustments, taxes and fair value hedging	$ 1,725	$ 824
Change in fair value attributable to fixed maturities designated in fair value hedging
relationships	(8)	(20)
Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)
Net unrealized gains on available-for-sale securities	$ 634	$ 341
__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 341	$ (228)
Cumulative effect of adoption of accounting principle	-	9
Adjusted balance, beginning of period	$ 341	$ (219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)
Change in unrealized gains on available-for-sale securities	$ 275	$ 557
Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)
Change in net unrealized gains on available-for-sale securities	$ 293	$ 560
Balance at end of year	$ 634	$ 341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year				Total
		Gross	Number		Gross	Number		Gross	Number
	Fair	unrealized	of	Fair	unrealized	of	Fair	unrealized	of
(in millions, except number of securities)	value	losses	securities	value	losses	securities	value	losses	securities

December 31, 2011
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 31	$ -	6	$ 5	$ -	1	$ 36	$ -	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100
Total fixed maturity securities	$ 2,317	$ 88	266	$ 2,142	$ 522	386	$ 4,459	$ 610	652
Equity securities	7	1	10	-	-	31	7	1	41
Total	$ 2,324	$ 89	276	$ 2,142	$ 522	417	$ 4,466	$ 611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125
Total fixed maturity securities	$ 2,844	$ 117	280	$ 2,938	$ 579	508	$ 5,782	$ 696	788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	283	$ 2,940	$ 579	548	$ 5,787	$ 696	831

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
	Less	More		Less	More
	than or	than		than or	than
	equal to	one		equal to	one
(in millions)	one year	year	Total	one year	year	Total

99.9% - 80.0%	$ 83	$ 158	$ 241	$ 100	$ 251	$ 351
Less than 80.0%
Residential mortgage-backed securities	-	191	191	-	173	173
Collateralized debt obligations	1	121	122	-	113	113
Other	5	52	57	17	42	59
Total	$ 89	$ 522	$ 611	$ 117	$ 579	$ 696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans.  These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$ 5,672	$ 5,952
Loans with specific reserves	136	269
Total amortized cost	$ 5,808	$ 6,221
Valuation allowance:
Non-specific reserves	$ 33	$ 47
Specific reserves	27	49
Total valuation allowance	$ 60	$ 96
Mortgage loans, net of allowance	$ 5,748	$ 6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 96	$ 77
Additions	25	66
Deductions	(61)	(47)
Balance at end of year	$ 60	$ 96

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$ 8	$ 31	$ 20	$ -	$ 77	$ 136
Specific reserves	(1)	(9)	(8)	-	(9)	$ (27)
Impaired mortgage loans, net of allowance	$ 7	$ 22	$ 12	$ -	$ 68	$ 109

2010
Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ 269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$ (49)
Impaired mortgage loans, net of allowance	$ 7	$ 44	$ 35	$ 19	$ 115	$ 220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$ 7	$ 39	$ 33	$ 4	$ 93	$ 176
Interest income recognized	$ 1	$ 5	$ 3	$ -	$ 8	$ 17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total

December 31, 2011
Rated 1	$ 112	$ 51	$ 120	$ 10	$ 14	$ 307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158
Total mortgage loans	$ 775	$ 1,287	$ 2,245	$ 1,139	$ 362	$ 5,808

December 31, 2010
Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	-	3	30
Total mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 452	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively.  The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027.  As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million.  The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary.  Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009

Fixed maturity securities, available-for-sale	$ 1,502	$ 1,474	$ 1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)
Gross investment income	$ 1,894	$ 1,884	$ 1,935
Investment expenses	50	59	56
Net investment income	$ 1,844	$ 1,825	$ 1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009

Net derivative gains (losses)	$ (1,636)	$ (385)	$ 400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)
Net realized investment (losses) gains	$ (1,609)	$ (236)	$ 454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively.  Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$ 135	$ (95)	$ 40
Mortgage loans	25	-	25
Other	2	-	2
Other-than-temporary impairment losses	$ 162	$ (95)	$ 67

2010
Fixed maturity securities	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Other-than-temporary impairment losses	$ 992	$ (417)	$ 575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 1
Balance at beginning of year	$ (215)	$ (346)	$ -
Net activity in the period	(11)	131	(346)
Balance at end of year	$ (226)	$ (215)	$ (346)

__________

1	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009

Cumulative credit loss at beginning of year	$ 340	$ 417	$ 507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	-	(22)	(63)
Cumulative credit loss at end of year	$ 328	$ 340	$ 417

(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management:  The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•
interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$ 11	$ 145	$ 29	$ 310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 2,182	$ 21,732	$ 2,142	$ 20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409
Gross derivative positions1	$ 3,208	$ 30,047	$ 2,236	$ 25,354
Accrued interest	$ 172		$ 179
Less:
Cash collateral received/paid2	$ 1,028		$ 223
Master netting agreements	$ 2,158		$ 2,158
Net uncollateralized derivative positions	$ 194		$ 34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$ 27	$ 210	$ 55	$ 931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 556	$ 10,944	$ 418	$ 10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	-	17
Other derivative contracts	42	1,329	53	1,263
Gross derivative positions1	$ 838	$ 14,987	$ 546	$ 13,560
Accrued interest	$ 99		$ 106
Less:
Cash collateral received/paid3	$ 351		$ 76
Master netting agreements	$ 551		$ 551
Net uncollateralized derivative positions	$ 35		$ 25

 __ _______
1 Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
2 Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
3 Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$ (4)	$ (9)	$ (25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ (44)	$ (39)	$ (197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	-	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)
Total derivative losses1	$ (82)	$ (577)	$ (1,095)
Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63
Change in embedded derivative liabilities and related fees	$ (1,554)	$ 192	$ 1,495
Net realized derivative (losses) gains	$ (1,636)	$ (385)	$ 400

_________

1 Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(8)      Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 620	$ 6	$ 4	$ 630
Obligations of states and political subdivisions	-	1,678	-	1,678
Debt securities issued by foreign governments	120	-	-	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	-	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	-	1,377	2	1,379
Collateralized debt obligations	-	55	247	302
Other asset-backed securities	-	209	4	213
Total fixed maturity securities at fair value	$ 1,304	$ 26,306	$ 1,591	$ 29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	-	1,125
Trading securities	-	-	38	38
Total other investments at fair value	$ 24	$ 1,116	$ 43	$ 1,183
Investments at fair value	$ 1,328	$ 27,422	$ 1,634	$ 30,384
Cash and cash equivalents	49	-	-	49
Derivative assets	-	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194
Assets at fair value	$ 63,619	$ 30,626	$ 4,590	$ 98,835

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (1,842)	$ (1,842)
Equity indexed annuities	-	-	(63)	(63)
Total future policy benefits and claims	$ -	$ -	$ (1,905)	$ (1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)
Liabilities at fair value	$ (21)	$ (2,209)	$ (1,911)	$ (4,141)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings1	In OCI	Purchases	Sales	Level 3	Level 3	2011

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 114	$ -	$ 4	$ 41	$ (43)	$ 1	$ -	$ 117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	-	-	-	-	-	(1)	8
Commercial mortgage-backed securities	2	-	-	-	-	-	-	2
Collateralized debt obligations	191	(2)	5	87	(34)	-	-	247
Other fixed maturity securities	18	5	-	16	(20)	3	(14)	8
Total fixed maturity securities at fair value	$ 1,495	$ (7)	$ 35	$ 305	$ (339)	$ 167	$ (65)	$ 1,591
Other investments at fair value	45	(4)	-	5	(3)	-	-	43
Derivative assets	211	131	-	719	(57)	-	-	1,004
Separate account assets	1,805	147	-	-	-	-	-	1,952
Assets at fair value	$ 3,556	$ 267	$ 35	$ 1,029	$ (399)	$ 167	$ (65)	$ 4,590

Liabilities
Future policy benefits and claims:
Living benefits	$ (168)	$ (1,674)	$ -	$ -	$ -	$ -	$ -	$ (1,842)
Equity indexed annuities	(58)	(5)	-	-	-	-	-	(63)
Total future policy benefits and claims	$ (226)	$ (1,679)	$ -	$ -	$ -	$ -	$ -	$ (1,905)
Derivative liabilities	(4)	(2)	-	-	-	-	-	(6)
Liabilities at fair value	$ (230)	$ (1,681)	$ -	$ -	$ -	$ -	$ -	$ (1,911)

__________
1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities.  There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities at fair value	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Short-term investments	25	1,037	-	1,062
Trading securities	-	-	45	45
Total other investments at fair value	$ 35	$ 1,069	$ 45	$ 1,149
Investments at fair value	$ 1,272	$ 24,771	$ 1,540	$ 27,583
Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets	12,325	50,745	1,805	64,875
Assets at fair value	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (168)	$ (168)
Equity indexed annuities	-	-	(58)	(58)
Total future policy benefits and claims	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Liabilities at fair value	$ (18)	$ (524)	$ (230)	$ (772)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of				Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)		Activity	into	out of	December 31,
(in millions)	2009	In earnings1	In OCI	in period	Level 3	Level 3	2010

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 215	$ 1	$ 4	$ (15)	$ 1	$ (92)	$ 114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	-	1	-	-	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	-	191
Other fixed maturity securities	169	(9)	8	(11)	-	(139)	18
Total fixed maturity securities at fair value	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495
Other investments at fair value	56	10	-	(20)	-	(1)	45
Derivative assets	331	(91)	-	(29)	-	-	211
Separate account assets	1,628	177	-	-	-	-	1,805
Assets at fair value	$ 6,265	$ 63	$ 77	$ (422)	$ 330	$ (2,757)	$ 3,556

Liabilities
Future policy benefits and claims:
Living benefits	$ (266)	$ 98	$ -	$ -	$ -	$ -	$ (168)
Equity indexed annuities	(45)	(13)	-	-	-	-	(58)
Total future policy benefits and claims	$ (311)	$ 85	$ -	$ -	$ -	$ -	$ (226)
Derivative liabilities	(2)	(2)	-	-	-	-	(4)
Liabilities at fair value	$ (313)	$ 83	$ -	$ -	$ -	$ -	$ (230)
__________

1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value measurement.  Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31.  The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value

Assets
Investments:
Mortgage loans held-for-investment	$ 5,748	$ 5,861	$ 6,125	$ 5,863
Policy loans	$ 1,008	$ 1,008	$ 1,088	$ 1,088

Liabilities
Investment contracts	$ 18,318	$ 17,992	$ 17,962	$ 17,618
Short-term debt	$ 777	$ 777	$ 300	$ 300
Long-term debt	$ 991	$ 1,081	$ 978	$ 1,039

Mortgage loans held-for-investment:  The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investment contracts:  For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2011	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009.  As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(10)       Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010

Liabilities:
Future policyholder benefits	$ 1,761	$ 1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13
Total liabilities	$ 2,113	$ 2,099

Assets:
Fixed maturity securities available-for-sale	$ 1,424	$ 1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162
Total assets	$ 1,909	$ 1,884
Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 42	$ 73
Adjustment to policyholder dividend obligation	(42)	(73)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 204	$ 215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,424	$ 1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009

Revenues:
Premiums	$ 77	$ 83	$ 90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)
Total revenues	$ 175	$ 180	$ 191

Benefits and expenses:
Policy and contract benefits	$ 145	$ 131	$ 133
Change in future policyholder benefits and interest credited to
policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1
Total benefits and expenses	$ 158	$ 162	$ 173

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 17	$ 18	$ 18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 11	$ 12	$ 12

Maximum future earnings from assets and liabilities:
Beginning of period	$ 215	$ 227	$ 239
Change during period	(11)	(12)	(12)
End of period	$ 204	$ 215	$ 227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010

$600 million commercial paper program (0.30% and 0.35%, respectively)	$ 300	$ 300
$600 million promissory note and line of credit (1.73% in 2011)	$ 477	$ -
Total short-term debt	$ 777	$ 300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement.  NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million.  The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. LIBOR.  The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements.  The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(12)       Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010

8.15% surplus note, due June 27, 2032, payable to NFS	$ 300	$ 300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6
Total long-term debt	$ 991	$ 978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2016.  The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009.  Payments of interest and principal under the notes require the prior approval of the ODI.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009

Current tax expense (benefit)	$ 55	$ (91)	$ 165
Deferred tax (benefit) expense	(437)	115	(117)
Total tax (benefit) expense	$ (382)	$ 24	$ 48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$ (252)	35%	$ 71	35%	$ 107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%
Total	$ (382)	53%	$ 24	12%	$ 48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD).  During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward.  The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010

Deferred tax assets:
Future policy benefits and claims	$ 1,193	$ 1,030
Derivatives	574	27
Capital loss carryforwards	-	178
Tax credit carryforwards	185	145
Other	323	236
Gross deferred tax assets	$ 2,275	$ 1,616
Valuation allowance	(18)	(24)
Net deferred tax assets	$ 2,257	$ 1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$ (1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)
Gross deferred tax liabilities	$ (2,358)	$ (1,980)
Net deferred tax liability	$ (101)	$ (388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively.  The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009

Balance at beginning of period	$ 119	$ 95	$ 44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	-	19	15
Reductions for prior years tax positions	(52)	(13)	(1)
Balance at end of period	$ 76	$ 119	$ 95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS).  These tax benefits are primarily bad debt deductions related to certain investment impairments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008.  Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and materially differ from GAAP.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009

Statutory net income (loss)
NLIC	$ 18	$ 560	$ 397
NLAIC	$ (61)	$ (50)	$ (61)

Statutory capital and surplus
NLIC	$ 3,591	$ 3,686	$ 3,130
NLAIC	$ 302	$ 287	$ 214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.   During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS.  As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC.  The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)       Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	-	456
Federal income tax expense	(145)	(6)	-	(151)
Total other comprehensive income	293	12	-	305

Year ended December 31, 20101
Other comprehensive income before federal income taxes	862	27	-	889
Federal income tax expense	(302)	(9)	-	(311)
Total other comprehensive income	560	18	-	578

Year ended December 31, 20092
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)
Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

_______

1
During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

2
The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010.  Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively.  The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively.  For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC.  The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program.  Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - NRS, Breach of Fiduciary Duty - NRS, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.    On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case.    Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The State Court issued its opinion on January 23, 2012.  Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter.  The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits.  In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(18)       Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009

Premiums
Direct	$ 832	$ 808	$ 761
Assumed	-	5	12
Ceded	(301)	(329)	(303)
Net	$ 531	$ 484	$ 470

Life, accident and health insurance in force
Direct	$ 209,732	$ 208,920	$ 208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)
Net	$ 149,238	$ 144,175	$ 132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(19)       Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.    The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$ 781	$ 96	$ 629	$ -	$ 1,506
Premiums	234	-	297	-	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses1	-	-	-	(1,546)	(1,546)
Other-than-temporary impairment losses	-	-	-	(67)	(67)
Other revenues2	(59)	-	-	(1)	(60)
Total revenues	$ 1,483	$ 811	$ 1,459	$ (1,545)	$ 2,208

Benefits and expenses:
Interest credited to policyholder accounts	$ 374	$ 441	$ 198	$ 20	$ 1,033
Benefits and claims	476	-	598	(12)	1,062
Policyholder dividends	-	-	67	-	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	-	12	(2)	11
Interest expense	-	-	-	70	70
Other operating expenses	182	158	181	88	609
Total benefits and expenses	$ 1,129	$ 618	$ 1,159	$ 22	$ 2,928

Income (loss) before federal income taxes
and noncontrolling interests	$ 354	$ 193	$ 300	$ (1,567)	$ (720)
Less: non-operating net realized investment losses1	-	-	-	1,546
Less: non-operating net other-than-temporary impairment losses	-	-	-	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(156)
Less: net loss attributable to noncontrolling interest	-	-	-	56
Pre-tax operating earnings (loss)	$ 354	$ 193	$ 300	$ (54)

Assets as of year end	$ 58,218	$ 25,211	$ 22,959	$ 6,294	$ 112,682
_________
1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other revenues2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) before federal income taxes
and noncontrolling interests	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other revenues2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) before federal income taxes
and noncontrolling interests	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                      Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 506	$ 630	$ 630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086
Total fixed maturity securities, available-for-sale	$ 27,477	$ 29,201	$ 29,201
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$ 6	$ 6	$ 6
Nonredeemable preferred stocks	13	14	14
Total equity securities, available-for-sale	$ 19	$ 20	$ 20
Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125
Total investments	$ 36,007		$ 37,668

__________

1   Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                      Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)
Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2011
Individual Investments	$ 2,709	$ 12,550			$ 234
Retirement Plans	269	12,638			-
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			-
Total	$ 4,425	$ 35,252			$ 531
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2011
Individual Investments	$ 527	$ 850	$ 96	$ 183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156
Total	$ 1,844	$ 2,162	$ 76	$ 690
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697

________

1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2   Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                      Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2011

Life, accident and health
insurance in force	$ 209,732	$ (60,499)	$ 5	$ 149,238	-

Premiums:
Life insurance 1	$ 596	$ (65)	$ -	$ 531	-
Accident and health insurance	236	(236)	-	-	-
Total	$ 832	$ (301)	$ -	$ 531	-

2010

Life, accident and health
insurance in force	$ 208,920	$ (64,755)	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ (88)	$ 1	$ 483	0.2%
Accident and health insurance	238	(241)	4	1	NM
Total	$ 808	$ (329)	$ 5	$ 484	1.0%

2009

Life, accident and health
insurance in force	$ 208,485	$ (76,136)	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ (80)	$ -	$ 469	-
Accident and health insurance	212	(223)	12	1	NM
Total	$ 761	$ (303)	$ 12	$ 470	2.6%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                      Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2011
Valuation allowances - mortgage loans	$ 96	$ 25	$ -	$ 61	$ 60

2010
Valuation allowances - mortgage loans	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans	$ 42	$ 85	$ -	$ 50	$ 77

__________
1	Amounts generally represent payoffs, sales and recoveries.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements

Nationwide Variable Account-12:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract

Owners' Equity as of December 31, 2011 .

Statement of Operations for the year ended

December 31, 2011 .

Statements of Changes in Contract Owners'

Equity for the years ended December 31, 2011 and 2010 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the
years ended December 31, 2011 , 2010 and 2009 .

Consolidated Balance Sheets as of
December 31, 2011 and 2010 .

Consolidated Statements of Changes in
Equity as of December 31, 2011 , 2010 and 2009 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2011 , 2010 and 2009 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with initial Registration Statement on May 17, 2002 (File No. 333-88612) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and Waddell & Reed, Inc. Principal Underwriter – Filed previously with Pre-Effective Amendment No. 1 on September 13, 2002 (File No. 333-88612) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on September 18, 2003 (File No. 333-108894) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously with initial Registration Statement on September 18, 2003 (File No. 333-108894) and hereby incorporated by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit (h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(2)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".

(9)	Opinion of Counsel – Filed previously with Registration Statement on April 26, 2007 (File No. 333-108894) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto .

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Robert P. McIsaac
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO ACS	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Mark A. Gaetano
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Marketing	Gordon E. Hecker
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Strategic Initiatives	Robert J. Dickson
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio	The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa	The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Insurance Company of America	Ohio	The company is organized to write commercial lines insurance business.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Champions of the Community, Inc.	Ohio	The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other commercial liability coverages in Texas.
Crestbrook Insurance Company	Ohio	The company is a multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California	The company places non-California pet insurance business not written by Veterinary Pet Insurance Company.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio	The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio
The company provided services to employers for managing workers’ and unemployment compensation matters and employee benefit costs.  The company is currently winding down to permit its eventual dissolution.

Gates, McDonald & Company of New York, Inc.	New York	The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus, LLC	Ohio	The company provided medical management and cost containment services to employers. The company is currently winding down to permit its eventual dissolution.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Life Reo Holdings, LLC	Ohio	The company is an investment holding company.
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England	This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America	Ohio	The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio	The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federally chartered savings bank supervised by the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health (Ohio), LLC	Ohio	The company provided employee population health management. The company is currently winding down to permit its eventual dissolution.
Nationwide Better Health Holding Company, LLC	Ohio	The company is a holding company. The company is currently winding down to permit its eventual dissolution.
Nationwide Cash Management Company	Ohio	The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio	The company acts as a holding company.
Nationwide Emerging Managers, LLC	Delaware	The company acts as a holding company.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio	The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware	The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio	The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio	The company acts as a holding company.
Nationwide Global Ventures, Inc.	Delaware	The company acts as a holding company.
Nationwide Indemnity Company*	Ohio	The company is involved in the reinsurance business and assumes business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin	The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio	The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio	The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio	The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company*	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio	The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas	The company markets commercial and property insurance in Texas.
Nationwide Mutual Fire Insurance Company	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio	The company invests in private equity funds.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Property and Casualty Insurance Company	Ohio	The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio	The company provides alarm systems and security guard services.
Nationwide Realty Investors, Ltd.*	Ohio	The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Realty Services, Ltd.	Ohio	The company provides relocation services to Nationwide associates.
Nationwide Retirement Solutions, Inc.*	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware	The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa	The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Services Company, LLC	Ohio	The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware	The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware	The company is an investment holding company.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
NWD Asset Management Holdings, Inc.	Delaware	The company acts as a holding company.
NWD Investment Management, Inc.	Delaware	The company acts as a holding company and provides other business services for the NWD Investments Management group of companies.
NWD Management & Research Trust	Delaware	The company acts as a holding company for the NWD Investments Management group.
Olentangy Reinsurance, LLC	Vermont	The company is a captive life reinsurance company.
Pension Associates, Inc.	Wisconsin	The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa	The company is an insurance agency.
Privilege Underwriters, Inc.	Delaware	The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida	The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida	The company acts as a captive reinsurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Pure Risk Management, LLC	Florida	The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda	The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware	The company is an inactive shell company.
Scottsdale Indemnity Company	Ohio	The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio	The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona	The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.	Delaware	The company acts as a holding company.
Titan Auto Insurance of New Mexico, Inc.	New Mexico	The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas	The company is a multi-line insurance company that operates primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana	The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
MFS Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Multi-Flex Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-A*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-B*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-C*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-D*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-II*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-3*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-4*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-5*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-6*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-7*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-8*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-9*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-10*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-11*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-12*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-13*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-14*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-15	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-16	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-17	Ohio	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account 1*	Pennsylvania	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account A*	Delaware	Issuer of variable annuity contracts.
Nationwide VL Separate Account-A	Ohio	Issuer of variable life insurance policies.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide VL Separate Account-B	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-C*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-D*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-G*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-2*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-3*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-4*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-5*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-6*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-7*	Ohio	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account 1*	Pennsylvania	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account A*	Delaware	Issuer of variable life insurance policies.

The ownership and control of each of the companies/entities listed above (including the percentage of voting securities owned or other basis of control) is shown in the following organizational chart.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ALLIED INSURANCE COMPANY OF AMERICA
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty-100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95.05%
NW Indemnity–4.95% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO–87.3%
Allied P&C–8.47%
Depositors–4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC.
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2012
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC.
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest–19%
Casualty–70%
Fire–10%
DE
NATIONWIDE EMERGING MANAGERS, LLC
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 100 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NATIONWIDE FUND ADVISORS
Common Stock: 250,000Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock:1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC.
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2012

Page 2

(Nationwide Corp. subsidiaries)

Item 27.	Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 1, 2012 , was 9,247 and 8,608 , respectively.

Item 28.	Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a) Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Cash Management
Waddell & Reed Advisors Dividend Opportunities Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors International Growth Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund
InvestEd Portfolios
InvestEd Conservative Portfolio
InvestEd Balanced Portfolio
InvestEd Growth Portfolio

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(b) Directors and officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operating Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Wendy J. Hills	Senior Vice President and Secretary
Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer
Melissa A. Clouse	Vice President and Controller

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.  Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-12 certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 10 th   day of, April 2012.

NATIONWIDE VARIABLE ACCOUNT-12
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 10th   day of, April 2012.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

BY /s/TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney in Fact